Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 37.37%
FFCB	1.46%	3-3-2023	$210,000	$211,381
FFCB	1.84	9-9-2022	10,000	10,027
FFCB	1.85	3-3-2022	70,000	70,188
FFCB	1.90	6-24-2021	70,000	71,165
FHLB	1.13	7-14-2021	120,000	121,263
FHLB	2.13	6-9-2023	70,000	73,787
FHLB	2.13	9-14-2029	80,000	86,891
FHLB	2.38	9-8-2023	30,000	31,992
FHLB	2.50	3-11-2022	350,000	364,015
FHLB	2.50	12-8-2023	20,000	21,522
FHLB	2.75	12-13-2024	10,000	11,034
FHLB	3.00	10-12-2021	70,000	72,687
FHLB	3.00	3-10-2028	10,000	11,501
FHLB	3.38	9-8-2023	30,000	32,970
FHLB	3.38	12-8-2023	280,000	309,225
FHLB	5.38	8-15-2024	690,000	830,557
FHLB	5.63	6-11-2021	10,000	10,557
FHLB	5.63	3-14-2036	10,000	15,462
FHLMC	2.38	1-13-2022	20,000	20,702
FHLMC	2.50	3-1-2032	3,143,675	3,296,980
FHLMC	2.50	2-1-2035	1,686,516	1,766,043
FHLMC	2.75	6-19-2023	220,000	236,743
FHLMC	3.00	2-1-2047	14,974,361	15,854,153
FHLMC	3.00	3-1-2048	155,891	164,090
FHLMC	3.50	2-1-2044	11,868,391	12,882,774
FHLMC	3.50	4-1-2045	486,696	529,492
FHLMC	3.50	8-1-2047	7,158,096	7,612,065
FHLMC	3.50	4-1-2050	3,639,126	3,839,892
FHLMC	6.00	7-1-2040	2,142,405	2,478,692
FHLMC	6.75	3-15-2031	630,000	992,442
FHLMC Series K015 Class A2	3.23	7-25-2021	56,917	58,203
FHLMC Series K028 Class A1	2.18	11-25-2022	89,250	90,418
FHLMC Series K029 Class A2	3.32	2-25-2023	545,000	579,600
FHLMC Series K030 Class A2 ±±	3.25	4-25-2023	305,000	325,190
FHLMC Series K032 Class A2 ±±	3.31	5-25-2023	50,000	53,615
FHLMC Series K034 Class A2 ±±	3.53	7-25-2023	60,000	64,904
FHLMC Series K035 Class A2 ±±	3.46	8-25-2023	55,000	59,420
FHLMC Series K048 Class A2 ±±	3.28	6-25-2025	215,000	239,083
FHLMC Series K062 Class A2	3.41	12-25-2026	750,000	854,863
FHLMC Series K063 Class A2 ±±	3.43	1-25-2027	45,000	51,297
FHLMC Series K070 Class A2 ±±	3.30	11-25-2027	425,000	484,959
FHLMC Series K152 Class A1	2.83	5-25-2030	316,338	341,814
FHLMC Series K152 Class A2	3.08	1-25-2031	125,000	140,684
FHLMC Series K153 Class A3 ±±	3.12	10-25-2031	70,000	79,267
FHLMC Series K155 Class A3	3.75	4-25-2033	40,000	49,019
FHLMC Series K717 Class A2	2.99	9-25-2021	659,025	673,936
FNMA	0.63	4-22-2025	650,000	653,417
FNMA	2.13	4-24-2026	180,000	195,681
FNMA	2.25	4-12-2022	880,000	913,621
FNMA	2.50	12-1-2027	626,705	657,534
FNMA	2.50	9-1-2031	2,164,186	2,271,077
FNMA %%	2.50	6-11-2050	4,900,000	5,082,984
FNMA	3.00	12-1-2026	2,626,787	2,773,824
FNMA	3.00	12-1-2030	454,396	482,977
FNMA	3.00	7-1-2032	3,257,794	3,436,891
FNMA	3.00	1-1-2034	527,924	556,705
FNMA	3.00	8-1-2036	179,479	189,811
FNMA	3.00	2-1-2037	3,781,845	3,999,831
FNMA	3.00	8-1-2043	2,494,661	2,667,709
FNMA	3.00	11-1-2046	2,563,807	2,742,051
FNMA	3.00	12-1-2047	1,922,641	2,026,808
FNMA	3.00	12-1-2049	5,877,295	6,184,685
FNMA	3.00	2-1-2050	550,528	579,321

1

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA %%	3.00%	6-11-2050	$7,260,000	$7,636,613
FNMA	3.50	4-1-2034	3,728,755	3,935,924
FNMA	3.50	1-1-2035	169,266	181,519
FNMA	3.50	3-1-2036	2,107,834	2,254,247
FNMA	3.50	4-1-2037	1,035,073	1,102,844
FNMA	3.50	6-1-2042	486,771	528,050
FNMA	3.50	7-1-2042	934,360	1,011,711
FNMA	3.50	9-1-2043	1,891,956	2,051,288
FNMA	3.50	3-1-2048	872,588	925,528
FNMA	3.50	5-1-2050	2,689,693	2,850,142
FNMA	3.50	6-1-2050	1,045,000	1,107,944
FNMA	4.00	6-1-2042	825,657	908,233
FNMA	4.00	6-1-2042	9,043,186	9,957,346
FNMA	4.00	8-1-2043	5,680,935	6,233,196
FNMA	4.00	12-1-2047	3,845,081	4,141,844
FNMA	4.00	2-1-2048	2,223,853	2,520,022
FNMA	4.00	6-1-2048	1,190,096	1,264,963
FNMA	4.00	8-1-2048	776,357	825,197
FNMA	4.00	2-1-2050	1,997,432	2,126,691
FNMA	4.50	5-1-2040	369,790	411,514
FNMA	4.50	9-1-2040	8,767,815	9,759,602
FNMA	4.50	2-1-2047	2,767,813	3,023,871
FNMA	4.50	4-1-2048	1,026,878	1,114,232
FNMA	4.50	8-1-2048	80,327	86,939
FNMA	5.00	1-1-2042	308,350	353,577
FNMA	5.00	6-1-2045	1,186,932	1,360,983
FNMA	5.00	7-1-2045	2,021,118	2,317,586
FNMA	5.50	9-1-2040	2,244,918	2,587,829
FNMA	6.00	5-1-2041	120,410	139,235
FNMA	6.21	8-6-2038	60,000	96,020
FNMA	6.25	5-15-2029	100,000	145,058
FNMA	7.13	1-15-2030	250,000	390,009
FNMA	7.25	5-15-2030	80,000	126,869
FNMA Series 2012-M14 Class AI ±±	2.89	9-25-2027	165,328	178,924
FNMA Series 2016-M5 Class A2	2.47	4-25-2026	220,000	234,632
FNMA Series 2016-M7 Class A2	2.50	9-25-2026	175,000	183,513
FNMA Series 2017-M1 Class A2 ±±	2.42	10-25-2026	275,000	295,151
FNMA Series 2017-M11 Class A2	2.98	8-25-2029	1,370,000	1,516,747
FNMA Series 2017-M5 Class A2 ±±	3.17	4-25-2029	70,000	79,580
FNMA Series 2018-M13 Class A2 ±±	3.70	9-25-2030	90,000	106,947
FNMA Series 2019-M7 Class A2	3.14	4-25-2029	225,000	247,597
GNMA	3.00	4-20-2045	6,475,762	6,910,485
GNMA	3.00	11-20-2045	490,389	521,878
GNMA	3.00	3-20-2046	1,114,578	1,185,047
GNMA	3.00	12-20-2049	2,658,567	2,817,756
GNMA	3.50	2-20-2045	12,373,943	13,304,333
GNMA	3.50	6-20-2045	1,993,853	2,144,341
GNMA	3.50	11-20-2045	2,327,174	2,502,644
GNMA	3.50	7-20-2047	627,519	668,302
GNMA	3.50	5-20-2048	180,377	191,558
GNMA	4.00	7-20-2044	2,247,544	2,461,324
GNMA	4.00	8-20-2044	1,108,222	1,213,403
GNMA	4.00	9-20-2044	2,254,177	2,467,467
GNMA	4.00	12-20-2047	3,877,071	4,168,502
TVA	1.88	8-15-2022	218,000	225,715
TVA	2.88	2-1-2027	35,000	39,397
TVA	4.63	9-15-2060	135,000	213,704
TVA	5.38	4-1-2056	10,000	17,411
TVA	5.50	6-15-2038	140,000	213,992
TVA	6.75	11-1-2025	120,000	159,736
Total Agency Securities (Cost $201,635,478)				209,338,203

Asset-Backed Securities : 0.72%
Bank of America Credit Card Trust Series 2018-A1 Class A1	2.70	7-17-2023	40,000	40,591

2

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Capital One Multi Asset Execution Trust Series 2017-A3 Class A3	2.43%	1-15-2025	$110,000	$113,823
CarMax Auto Owner Trust Series 2016-3 Class A4	1.60	1-18-2022	12,807	12,831
CarMax Auto Owner Trust Series 2017-2 Class A4	2.25	9-15-2022	195,000	197,758
CarMax Auto Owner Trust Series 2017-3 Class A4	2.22	11-15-2022	89,000	89,953
CarMax Auto Owner Trust Series 2018-3 Class D	3.91	1-15-2025	80,000	79,786
Chase Issuance Trust Series 2012-A7 Class A7	2.16	9-15-2024	205,000	212,873
Citibank Credit Card Issuance Trust Series 2014-A5 Class A5	2.68	6-7-2023	110,000	112,557
Citibank Credit Card Issuance Trust Series 2018-A3 Class A3	3.29	5-23-2025	180,000	193,108
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7	3.96	10-13-2030	130,000	152,979
Discover Card Execution Note Trust Series 2017-A2 Class A2	2.39	7-15-2024	335,000	345,088
Ford Credit Floorplan Master Owner Trust Series 2017-3 Class A	2.48	9-15-2024	50,000	49,930
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A	3.17	3-15-2025	100,000	101,838
Ford Credit Floorplan Master Owner Trust Series 2018-3 Class A1	3.52	10-15-2023	105,000	106,761
Ford Credit Floorplan Master Owner Trust Series 2019-2 Class A	3.06	4-15-2026	65,000	65,187
Nissan Auto Receivables Owner Trust Series 2017-A Class A4	2.11	5-15-2023	15,000	15,144
Nissan Auto Receivables Owner Trust Series 2017-C Class A4	2.28	2-15-2024	95,000	96,122
Nissan Auto Receivables Owner Trust Series 2018-B Class A4	3.16	12-16-2024	195,000	203,160
Nissan Auto Receivables Owner Trust Series 2018-C Class A4	3.27	6-16-2025	155,000	162,590
Santander Drive Auto Receivables Trust Series 2019-1 Class C	3.42	4-15-2025	140,000	141,298
Synchrony Credit Card Master Note Trust Series 2016-2 Class A	2.21	5-15-2024	175,000	176,856
Synchrony Credit Card Master Note Trust Series 2018-2 Class A	3.47	5-15-2026	105,000	109,756
Toyota Auto Receivables Owner Trust Series 2017-D Class A4	2.12	2-15-2023	155,000	157,601
World Financial Network Credit Card Master Trust Series 2016-A Class A	2.03	4-15-2025	237,000	237,999
World Omni Auto Receivables Trust Series 2016-B Class A4	1.48	11-15-2022	192,000	192,565
World Omni Auto Receivables Trust Series 2017-A Class A4	2.24	6-15-2023	210,000	213,382
World Omni Auto Receivables Trust Series 2017-B Class A4	2.25	10-16-2023	205,000	208,760
World Omni Auto Receivables Trust Series 2018-D Class A4	3.44	12-16-2024	28,000	29,489
World Omni Auto Receivables Trust Series 2019-A Class A3	2.94	5-16-2022	185,000	187,947
Total Asset-Backed Securities (Cost $3,930,426)				4,007,732

Municipal Obligations : 0.81%
California : 0.29%
Education Revenue : 0.02%
California Series B	3.90	11-1-2047	15,000	17,451
University of California Series AD	4.86	5-15-2112	70,000	94,552
				112,003

GO Revenue : 0.14%
California Build America Bonds	5.70	11-1-2021	90,000	96,093
California Build America Bonds	7.55	4-1-2039	110,000	189,696
California Build America Bonds	7.60	11-1-2040	15,000	26,674
California Build America Bonds	7.50	4-1-2034	100,000	160,772
Los Angeles CA Community College District Build America Bonds	6.75	8-1-2049	5,000	8,493
Los Angeles CA Unified School District Build America Bonds	5.75	7-1-2034	15,000	19,932
Los Angeles CA Unified School District Build America Bonds	5.76	7-1-2029	60,000	74,862
Los Angeles CA Unified School District Build America Bonds	6.76	7-1-2034	160,000	227,597
				804,119

3

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

	Interest rate	Maturity date	Principal	Value
Transportation Revenue : 0.08%
Bay Area CA Toll Authority Series 1	6.26%	4-1-2049	$100,000	$174,114
Bay Area CA Toll Authority Series 1	6.92	4-1-2040	15,000	22,766
Bay Area CA Toll Authority Series 1	7.04	4-1-2050	140,000	237,472
				434,352

Utilities Revenue : 0.05%
California Department of Water Resources Series P	2.00	5-1-2022	55,000	56,470
Los Angeles CA Department of Water & Power Build America Bonds Series A	5.72	7-1-2039	100,000	147,864
Los Angeles CA Department of Water & Power Build America Bonds Series D	6.57	7-1-2045	55,000	93,273
				297,607

				1,648,081

Florida : 0.01%
Miscellaneous Revenue : 0.01%
Florida Board of Administrative Finance Series A	2.64	7-1-2021	80,000	81,488

Georgia : 0.00%
Utilities Revenue : 0.00%
Municipal Electric Authority of Georgia Build America Bonds	7.06	4-1-2057	10,000	13,649

Illinois : 0.08%
GO Revenue : 0.02%
Chicago IL Series B	6.31	1-1-2044	50,000	47,607
Illinois Taxable Pension	5.10	6-1-2033	50,000	48,215
				95,822

Miscellaneous Revenue : 0.01%
Illinois Build America Bonds Series 3	6.73	4-1-2035	45,000	46,860

Tax Revenue : 0.05%
Chicago IL Transit Authority Series B	6.90	12-1-2040	210,000	282,104

				424,786

Kansas : 0.00%
Miscellaneous Revenue : 0.00%
Kansas Development Finance Authority Series H	4.93	4-15-2045	5,000	6,274

Massachusetts : 0.03%
GO Revenue : 0.03%
Massachusetts Build America Bonds Series A	4.91	5-1-2029	130,000	157,716
Massachusetts Build America Bonds Series D	4.50	8-1-2031	5,000	5,989
				163,705

New Jersey : 0.05%
Miscellaneous Revenue : 0.02%
New Jersey EDA Series A (National Insured)	7.43	2-15-2029	95,000	111,280

4

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation Revenue : 0.03%
New Jersey Transportation Trust	6.56%	12-15-2040	$60,000	$71,959
New Jersey Turnpike Authority Build America Bonds Series A	7.10	1-1-2041	70,000	111,095
				183,054

				294,334

New York : 0.21%
Airport Revenue : 0.08%
Port Authority of New York & New Jersey Consolidated Bonds Series 174	4.46	10-1-2062	190,000	239,807
Port Authority of New York & New Jersey Consolidated Bonds Series 201	4.23	10-15-2057	100,000	119,588
Port Authority of New York & New Jersey Consolidated Bonds Series 210	4.03	9-1-2048	50,000	59,296
				418,691

Health Revenue : 0.05%
New York Dormitory Authority (AGM Insured)	4.95	8-1-2048	230,000	250,732

Tax Revenue : 0.08%
New York Metropolitan Transportation Authority Dedicated Tax Fund Build America Bonds	7.34	11-15-2039	220,000	340,318
New York NY Transitional Finance Authority Build America Bonds Subseries C-2	5.77	8-1-2036	100,000	129,269
				469,587

Water & Sewer Revenue : 0.00%
New York NY Municipal Water Finance Authority Series AA	5.44	6-15-2043	10,000	15,080

				1,154,090

Ohio : 0.04%
Education Revenue : 0.00%
Ohio State University Build America Bonds	4.91	6-1-2040	5,000	6,854

Utilities Revenue : 0.04%
American Municipal Power Ohio Incorporated Build America Bonds	5.94	2-15-2047	150,000	202,056
American Municipal Power Ohio Incorporated Build America Bonds Series E	6.27	2-15-2050	10,000	13,675
				215,731

				222,585

Oregon : 0.04%
Tax Revenue : 0.04%
Oregon	5.76	6-1-2023	135,237	145,357
Oregon Department of Transportation Build America Bonds Series A	5.83	11-15-2034	50,000	71,680
				217,037

5

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

	Interest rate	Maturity date	Principal	Value
Pennsylvania : 0.00%
Transportation Revenue : 0.00%
Pennsylvania Turnpike Commission Series B	5.51%	12-1-2045	$5,000	$7,076

Texas : 0.04%
Transportation Revenue : 0.01%
Texas Private Activity Bond North Tarrant Express Managed Lanes Project Series B	3.92	12-31-2049	50,000	49,876

Utilities Revenue : 0.03%
San Antonio TX	4.43	2-1-2042	140,000	170,218

				220,094

Wisconsin : 0.02%
Tax Revenue : 0.02%
Wisconsin General Fund Annual Appropriations Series C	3.15	5-1-2027	80,000	87,870

Total Municipal Obligations (Cost $4,224,691)				4,541,069

Non-Agency Mortgage-Backed Securities : 1.34%
Benchmark Mortgage Trust Series 2018-B1 Class A2	3.57	1-15-2051	480,000	500,648
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	25,000	27,372
Benchmark Mortgage Trust Series 2018-B6 Class A4	4.26	10-10-2051	135,000	157,125
CenterPoint Energy Transition Restoration Bond Company LLC	4.24	8-15-2023	75,620	78,787
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	20,000	21,918
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	55,000	58,216
Citigroup Commercial Mortgage Trust Series 2016 GC37 Class B	4.23	4-10-2049	535,000	532,610
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.62	2-10-2049	680,000	737,575
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class B ±±	4.76	2-10-2049	40,000	40,536
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class C ±±	4.76	2-10-2049	95,000	83,641
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4	2.90	7-10-2049	135,000	141,483
Citigroup Commercial Mortgage Trust Series 2016-P5 Class A2	2.40	10-10-2049	141,000	141,150
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4	4.41	11-10-2051	520,000	609,428
Commercial Mortgage Trust Pass-Through Certificate Series 2012-CR2 Class ASB	2.75	8-15-2045	23,449	23,559
Commercial Mortgage Trust Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	53,783	54,641
Commercial Mortgage Trust Series 2012-LC4 Class A4	3.29	12-10-2044	160,034	162,235
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	60,000	61,336
Commercial Mortgage Trust Series 2014 UBS5 Class C ±±	4.61	9-10-2047	195,000	166,455
Commercial Mortgage Trust Series 2014-UBS6 Class C ±±	4.45	12-10-2047	60,000	48,934
Commercial Mortgage Trust Series 2015-CR23 Class A3	3.23	5-10-2048	60,000	63,480
Commercial Mortgage Trust Series 2016-COR1 Class C ±±	4.38	10-10-2049	65,000	54,973
Commercial Mortgage Trust Series 2016-CR28 Class A4	3.76	2-10-2049	215,000	235,529
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ9 Class AS	3.12	11-10-2045	40,000	40,552
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	265,000	284,739
Goldman Sachs Mortgage Securities Trust Series 2014-GC18 Class B ±±	4.89	1-10-2047	80,000	80,647
Goldman Sachs Mortgage Securities Trust Series 2017-GS5 Class A3	3.41	3-10-2050	600,000	655,983

6

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Goldman Sachs Mortgage Securities Trust Series 2018-GS10 Class AAB ±±	4.11%	7-10-2051	$180,000	$201,239
Goldman Sachs Mortgage Securities Trust Series 2018-GS9 Class A4 ±±	3.99	3-10-2051	140,000	157,640
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A4	4.10	11-15-2045	16,442	17,484
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C31 Class A3	3.80	8-15-2048	195,000	214,370
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C29 Class A4	3.61	5-15-2048	200,000	216,076
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class A4	3.18	8-15-2045	60,000	61,121
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class AS ±±	4.35	8-15-2046	360,000	374,387
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8 Class A4	3.13	12-15-2048	50,000	51,469
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A4	3.31	4-15-2048	60,000	63,388
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class B ±±	3.88	4-15-2048	285,000	280,252
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24 Class A4	3.73	5-15-2048	400,000	432,090
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B ±±	3.31	9-15-2049	425,000	398,973
Total Non-Agency Mortgage-Backed Securities (Cost $7,392,107)				7,532,041

U.S. Treasury Securities : 52.38%
U.S. Treasury Bond	1.50	1-31-2027	1,350,000	1,440,598
U.S. Treasury Bond	1.50	2-15-2030	1,435,000	1,551,145
U.S. Treasury Bond	2.00	2-15-2050	2,515,000	2,875,058
U.S. Treasury Bond	2.13	9-30-2024	3,270,000	3,530,067
U.S. Treasury Bond	2.13	11-30-2024	995,000	1,076,932
U.S. Treasury Bond	2.25	8-15-2049	1,460,000	1,751,316
U.S. Treasury Bond	2.38	11-15-2049	1,660,000	2,045,691
U.S. Treasury Bond	2.50	2-15-2046	100,000	123,555
U.S. Treasury Bond	2.50	5-15-2046	1,415,000	1,750,510
U.S. Treasury Bond	2.75	8-15-2042	6,035,000	7,700,754
U.S. Treasury Bond	2.75	11-15-2042	1,920,000	2,449,575
U.S. Treasury Bond	2.75	11-15-2047	1,110,000	1,449,374
U.S. Treasury Bond	2.88	5-15-2028	2,295,000	2,711,417
U.S. Treasury Bond	2.88	5-15-2043	1,295,000	1,687,243
U.S. Treasury Bond	3.00	5-15-2042	145,000	192,499
U.S. Treasury Bond	3.00	11-15-2044	585,000	781,775
U.S. Treasury Bond	3.00	5-15-2045	105,000	140,712
U.S. Treasury Bond	3.00	11-15-2045	35,000	47,079
U.S. Treasury Bond	3.00	2-15-2047	1,050,000	1,427,549
U.S. Treasury Bond	3.00	5-15-2047	17,096,000	23,255,235
U.S. Treasury Bond	3.00	2-15-2048	435,000	594,353
U.S. Treasury Bond	3.00	8-15-2048	585,000	802,821
U.S. Treasury Bond	3.00	2-15-2049	1,330,000	1,831,607
U.S. Treasury Bond	3.13	11-15-2041	1,105,000	1,491,448
U.S. Treasury Bond	3.13	2-15-2042	370,000	500,382
U.S. Treasury Bond	3.13	2-15-2043	2,010,000	2,717,426
U.S. Treasury Bond	3.38	5-15-2044	20,000	28,227
U.S. Treasury Bond	3.50	2-15-2039	15,000	21,222
U.S. Treasury Bond	3.63	8-15-2043	110,000	160,261
U.S. Treasury Bond	3.63	2-15-2044	35,000	51,145
U.S. Treasury Bond	3.75	8-15-2041	35,000	51,410
U.S. Treasury Bond	3.75	11-15-2043	350,000	519,955
U.S. Treasury Bond	4.25	11-15-2040	480,000	749,006
U.S. Treasury Bond	4.38	5-15-2040	800,000	1,263,781
U.S. Treasury Bond	4.75	2-15-2041	120,000	198,600

7

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	5.00%	5-15-2037	$1,574,000	$2,582,897
U.S. Treasury Bond	5.25	2-15-2029	760,000	1,062,308
U.S. Treasury Bond	5.38	2-15-2031	1,592,000	2,372,267
U.S. Treasury Bond	5.50	8-15-2028	430,000	601,026
U.S. Treasury Bond	6.13	11-15-2027	245,000	346,177
U.S. Treasury Bond	6.13	8-15-2029	1,280,000	1,917,000
U.S. Treasury Bond	6.25	5-15-2030	905,000	1,398,154
U.S. Treasury Bond	6.38	8-15-2027	50,000	70,883
U.S. Treasury Bond	6.88	8-15-2025	335,000	448,272
U.S. Treasury Note	2.63	12-31-2025	2,015,000	2,264,278
U.S. Treasury Note	0.13	4-30-2022	3,030,000	3,028,343
U.S. Treasury Note %%	0.13	5-31-2022	2,595,000	2,593,074
U.S. Treasury Note	0.25	4-15-2023	1,475,000	1,477,766
U.S. Treasury Note	0.38	3-31-2022	2,895,000	2,905,856
U.S. Treasury Note	0.50	3-15-2023	750,000	756,592
U.S. Treasury Note	1.13	6-30-2021	2,555,000	2,580,450
U.S. Treasury Note	1.13	7-31-2021	2,865,000	2,895,776
U.S. Treasury Note	1.13	8-31-2021	3,585,000	3,626,452
U.S. Treasury Note	1.13	9-30-2021	1,610,000	1,629,999
U.S. Treasury Note	1.13	2-28-2022	2,515,000	2,556,753
U.S. Treasury Note	1.13	2-28-2025	1,855,000	1,928,693
U.S. Treasury Note	1.25	10-31-2021	2,820,000	2,862,520
U.S. Treasury Note	1.25	7-31-2023	630,000	650,820
U.S. Treasury Note	1.25	8-31-2024	2,690,000	2,802,434
U.S. Treasury Note	1.38	1-31-2022	2,915,000	2,972,958
U.S. Treasury Note	1.38	6-30-2023	4,245,000	4,398,550
U.S. Treasury Note	1.38	8-31-2023	435,000	451,431
U.S. Treasury Note	1.38	9-30-2023	6,135,000	6,372,252
U.S. Treasury Note	1.38	8-31-2026	1,290,000	1,363,822
U.S. Treasury Note	1.50	8-31-2021	2,925,000	2,972,417
U.S. Treasury Note	1.50	1-31-2022	3,290,000	3,361,969
U.S. Treasury Note	1.50	8-15-2022	2,480,000	2,552,463
U.S. Treasury Note	1.50	2-28-2023	3,560,000	3,688,216
U.S. Treasury Note	1.50	3-31-2023	6,085,000	6,311,286
U.S. Treasury Note	1.50	9-30-2024	3,215,000	3,385,420
U.S. Treasury Note	1.50	10-31-2024	225,000	237,094
U.S. Treasury Note	1.50	8-15-2026	545,000	580,170
U.S. Treasury Note	1.63	8-15-2022	175,000	180,599
U.S. Treasury Note	1.63	4-30-2023	280,000	291,638
U.S. Treasury Note	1.63	5-31-2023	3,090,000	3,221,808
U.S. Treasury Note	1.63	10-31-2023	2,540,000	2,662,238
U.S. Treasury Note	1.63	2-15-2026	6,240,000	6,671,681
U.S. Treasury Note	1.63	5-15-2026	625,000	669,238
U.S. Treasury Note	1.63	9-30-2026	1,395,000	1,497,173
U.S. Treasury Note	1.63	10-31-2026	915,000	982,481
U.S. Treasury Note	1.63	8-15-2029	2,005,000	2,187,486
U.S. Treasury Note	1.75	11-30-2021	1,975,000	2,021,366
U.S. Treasury Note	1.75	2-28-2022	1,030,000	1,058,245
U.S. Treasury Note	1.75	3-31-2022	2,585,000	2,659,420
U.S. Treasury Note	1.75	4-30-2022	2,465,000	2,539,624
U.S. Treasury Note	1.75	5-15-2022	3,030,000	3,123,149
U.S. Treasury Note	1.75	5-31-2022	3,425,000	3,532,299
U.S. Treasury Note	1.75	6-15-2022	3,520,000	3,633,575
U.S. Treasury Note	1.75	6-30-2022	10,000	10,328
U.S. Treasury Note	1.75	9-30-2022	10,000	10,367
U.S. Treasury Note	1.75	5-15-2023	410,000	428,738
U.S. Treasury Note	1.75	6-30-2024	3,510,000	3,723,616
U.S. Treasury Note	1.75	12-31-2026	2,720,000	2,945,781
U.S. Treasury Note	1.75	11-15-2029	830,000	916,177
U.S. Treasury Note	1.88	11-30-2021	50,000	51,273
U.S. Treasury Note	1.88	1-31-2022	2,805,000	2,883,891
U.S. Treasury Note	1.88	2-28-2022	345,000	355,215
U.S. Treasury Note	1.88	7-31-2022	1,865,000	1,933,262
U.S. Treasury Note	1.88	8-31-2024	3,290,000	3,513,489
U.S. Treasury Note	2.00	8-31-2021	425,000	434,596

8

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	2.00%	10-31-2021	$1,160,000	$1,189,816
U.S. Treasury Note	2.00	10-31-2022	1,990,000	2,077,296
U.S. Treasury Note	2.00	2-15-2023	30,000	31,471
U.S. Treasury Note	2.00	6-30-2024	4,751,000	5,087,838
U.S. Treasury Note	2.00	2-15-2025	340,000	367,014
U.S. Treasury Note	2.00	8-15-2025	1,200,000	1,302,516
U.S. Treasury Note	2.13	9-30-2021	725,000	743,663
U.S. Treasury Note	2.13	12-31-2022	1,700,000	1,784,934
U.S. Treasury Note	2.13	11-30-2023	750,000	799,863
U.S. Treasury Note	2.13	7-31-2024	10,000	10,773
U.S. Treasury Note	2.13	5-15-2025	880,000	958,031
U.S. Treasury Note	2.25	7-31-2021	2,830,000	2,897,544
U.S. Treasury Note	2.25	12-31-2023	15,000	16,086
U.S. Treasury Note	2.25	10-31-2024	2,035,000	2,210,996
U.S. Treasury Note	2.25	11-15-2024	2,435,000	2,647,302
U.S. Treasury Note	2.25	12-31-2024	1,485,000	1,617,200
U.S. Treasury Note	2.25	11-15-2025	1,805,000	1,987,756
U.S. Treasury Note	2.25	3-31-2026	3,200,000	3,539,625
U.S. Treasury Note	2.25	2-15-2027	400,000	446,875
U.S. Treasury Note	2.25	11-15-2027	20,000	22,537
U.S. Treasury Note	2.38	8-15-2024	490,000	533,239
U.S. Treasury Note	2.38	5-15-2027	7,413,000	8,370,030
U.S. Treasury Note	2.38	5-15-2029	690,000	796,600
U.S. Treasury Note	2.50	1-15-2022	3,175,000	3,294,311
U.S. Treasury Note	2.50	8-15-2023	1,975,000	2,119,653
U.S. Treasury Note	2.50	1-31-2024	895,000	969,117
U.S. Treasury Note	2.50	1-31-2025	1,670,000	1,840,849
U.S. Treasury Note	2.50	2-28-2026	800,000	895,438
U.S. Treasury Note	2.63	1-31-2026	2,230,000	2,509,011
U.S. Treasury Note	2.63	2-15-2029	3,060,000	3,588,448
U.S. Treasury Note	2.75	7-31-2023	2,665,000	2,879,241
U.S. Treasury Note	2.75	11-15-2023	2,040,000	2,218,022
U.S. Treasury Note	2.75	2-28-2025	1,410,000	1,572,480
U.S. Treasury Note	2.75	6-30-2025	1,270,000	1,424,632
U.S. Treasury Note	2.75	8-31-2025	2,185,000	2,457,357
U.S. Treasury Note	2.75	2-15-2028	2,685,000	3,134,947
U.S. Treasury Note	2.88	11-30-2023	2,400,000	2,622,094
U.S. Treasury Note	2.88	4-30-2025	2,440,000	2,745,095
U.S. Treasury Note	2.88	11-30-2025	1,145,000	1,300,738
U.S. Treasury Note	2.88	8-15-2028	2,555,000	3,029,172
U.S. Treasury Note	3.13	11-15-2028	2,375,000	2,874,678
U.S. Treasury Note	6.00	2-15-2026	450,000	592,945
U.S. Treasury Note	6.50	11-15-2026	745,000	1,033,367
U.S. Treasury Note	7.25	8-15-2022	1,740,000	2,011,943
U.S. Treasury Note	7.50	11-15-2024	695,000	917,291
U.S. Treasury Note	8.00	11-15-2021	760,000	846,628
Total U.S. Treasury Securities (Cost $268,624,789)				293,431,781

Yankee Corporate Bonds and Notes : 2.76%
Energy : 0.26%
Oil, Gas & Consumable Fuels : 0.26%
CNOOC Petroleum North America ULC	7.50	7-30-2039	60,000	93,648
Ecopetrol SA	5.88	9-18-2023	210,000	227,325
Equinor ASA	3.00	4-6-2027	700,000	757,560
Equinor ASA	3.95	5-15-2043	100,000	114,899
Equinor ASA	4.80	11-8-2043	200,000	255,263
				1,448,695

9

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

	Interest rate	Maturity date	Principal	Value
Financials : 2.50%
Banks : 2.50%
African Development Bank	0.75%	4-3-2023	$410,000	$414,331
Asian Development Bank	1.75	9-19-2029	160,000	171,884
Asian Development Bank	1.88	1-24-2030	110,000	119,644
Asian Development Bank	2.00	2-16-2022	760,000	781,553
Asian Development Bank	2.00	4-24-2026	60,000	64,899
Asian Development Bank	2.63	1-12-2027	270,000	303,070
Asian Development Bank	5.82	6-16-2028	10,000	13,642
Asian Development Bank	6.22	8-15-2027	80,000	108,824
Corporación Andina de Fomento	2.13	9-27-2021	10,000	10,032
Corporación Andina de Fomento	3.75	11-23-2023	130,000	137,934
Corporación Andina de Fomento	4.38	6-15-2022	120,000	125,539
European Bank for Reconstruction & Development	0.50	5-19-2025	430,000	429,512
European Bank for Reconstruction & Development	2.13	3-7-2022	370,000	381,657
European Investment Bank	0.88	5-17-2030	120,000	120,257
European Investment Bank	1.88	2-10-2025	110,000	117,108
European Investment Bank	2.00	12-15-2022	390,000	406,488
European Investment Bank	2.13	10-15-2021	420,000	430,233
European Investment Bank	2.25	6-24-2024	640,000	687,465
European Investment Bank	2.50	3-15-2023	200,000	211,998
European Investment Bank	2.88	8-15-2023	130,000	140,402
European Investment Bank	3.25	1-29-2024	270,000	298,016
European Investment Bank	4.88	2-15-2036	70,000	104,567
FMS Wertmanagement	2.00	8-1-2022	260,000	269,220
Inter-American Development Bank	1.75	4-14-2022	580,000	595,503
Inter-American Development Bank	1.75	9-14-2022	250,000	257,845
Inter-American Development Bank	1.88	7-23-2021	300,000	305,284
Inter-American Development Bank	2.00	6-2-2026	60,000	64,807
Inter-American Development Bank	2.13	1-18-2022	60,000	61,755
Inter-American Development Bank	2.13	1-15-2025	150,000	160,956
Inter-American Development Bank	2.38	7-7-2027	220,000	244,846
International Bank for Reconstruction & Development	1.50	8-28-2024	400,000	416,966
International Bank for Reconstruction & Development	1.88	10-7-2022	540,000	559,647
International Bank for Reconstruction & Development	1.88	6-19-2023	470,000	491,484
International Bank for Reconstruction & Development	2.00	1-26-2022	30,000	30,828
International Bank for Reconstruction & Development	2.50	3-19-2024	480,000	518,141
International Bank for Reconstruction & Development	2.50	7-29-2025	20,000	21,981
International Bank for Reconstruction & Development	2.50	11-22-2027	370,000	417,741
International Finance Corporation	1.38	10-16-2024	100,000	103,791
International Finance Corporation	2.13	4-7-2026	100,000	108,798
KfW ¤	0.00	4-18-2036	80,000	63,287
KfW ¤	0.00	6-29-2037	50,000	39,231
KfW	1.50	6-15-2021	390,000	394,754
KfW	2.00	11-30-2021	250,000	256,226
KfW	2.00	5-2-2025	40,000	42,896
KfW	2.13	3-7-2022	530,000	547,187
KfW	2.13	6-15-2022	110,000	114,138
KfW	2.13	1-17-2023	870,000	911,035
KfW	2.88	4-3-2028	180,000	208,989
Landwirtschaftliche Rentenbank	1.75	7-27-2026	10,000	10,653
Landwirtschaftliche Rentenbank	2.00	1-13-2025	150,000	160,091
Landwirtschaftliche Rentenbank	2.25	10-1-2021	420,000	430,698
Oesterreichische Kontrollbank AG	2.88	3-13-2023	260,000	277,464
Swedish Export Credit ¤	0.00	5-11-2037	65,000	44,426
Swedish Export Credit	1.63	9-12-2021	320,000	324,882
				14,034,605

Total Yankee Corporate Bonds and Notes (Cost $14,866,286)				15,483,300

Yankee Government Bonds : 2.02%
Canada Government	2.00	11-15-2022	60,000	62,421
Canada Government	2.63	1-25-2022	260,000	269,881

10

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee Government Bonds (continued)
Export Development Canada	2.63%	2-21-2024	$430,000	$465,149
Export-Import Bank of Korea	2.88	1-21-2025	400,000	430,676
Japan Bank for International Cooperation	2.00	11-4-2021	490,000	499,963
Japan Bank for International Cooperation	2.75	11-16-2027	360,000	404,101
Japan Bank for International Cooperation	3.38	10-31-2023	270,000	294,274
Korea Development Bank	2.63	2-27-2022	330,000	338,085
Oriental Republic of Uruguay	4.98	4-20-2055	200,000	243,252
Oriental Republic of Uruguay	5.10	6-18-2050	85,000	104,126
Province of Alberta	2.20	7-26-2022	250,000	257,993
Province of British Columbia	2.00	10-23-2022	15,000	15,564
Province of British Columbia	7.25	9-1-2036	100,000	176,901
Province of Manitoba	2.10	9-6-2022	120,000	124,003
Province of Ontario	2.00	10-2-2029	90,000	95,855
Province of Ontario	2.20	10-3-2022	120,000	124,389
Province of Ontario	2.30	6-15-2026	70,000	75,447
Province of Ontario	2.40	2-8-2022	450,000	464,015
Province of Ontario	2.50	4-27-2026	70,000	76,317
Province of Ontario	3.20	5-16-2024	5,000	5,483
Province of Quebec	2.50	4-9-2024	70,000	75,143
Province of Quebec	2.50	4-20-2026	75,000	81,893
Province of Quebec	2.63	2-13-2023	60,000	63,280
Province of Quebec	7.13	2-9-2024	110,000	134,985
Province of Quebec	7.50	7-15-2023	80,000	96,691
Republic of Chile	3.24	2-6-2028	250,000	272,503
Republic of Colombia	3.88	4-25-2027	200,000	211,500
Republic of Colombia	6.13	1-18-2041	225,000	282,938
Republic of Colombia	7.38	9-18-2037	140,000	193,550
Republic of Colombia	8.13	5-21-2024	80,000	95,956
Republic of Hungary	5.38	3-25-2024	19,000	21,446
Republic of Hungary	7.63	3-29-2041	112,000	188,765
Republic of Indonesia	3.50	1-11-2028	200,000	211,430
Republic of Indonesia	4.35	1-11-2048	205,000	227,336
Republic of Italy	2.88	10-17-2029	215,000	209,407
Republic of Italy	5.38	6-15-2033	145,000	177,872
Republic of Korea	3.88	9-11-2023	210,000	229,422
Republic of Panama	8.88	9-30-2027	135,000	188,833
Republic of Panama	9.38	4-1-2029	250,000	365,628
Republic of Peru	5.63	11-18-2050	225,000	349,313
Republic of Philippines	5.50	3-30-2026	410,000	486,937
Republic of Philippines	6.38	10-23-2034	185,000	265,432
Republic of Poland	3.00	3-17-2023	215,000	226,083
Republic of Poland	3.25	4-6-2026	10,000	11,058
State of Israel	3.38	1-15-2050	350,000	369,621
State of Israel	5.50	12-4-2023	240,000	282,127
State of Israel	5.50	9-18-2033	6,000	8,863
United Mexican States	4.00	10-2-2023	10,000	10,600
United Mexican States	4.13	1-21-2026	150,000	159,752
United Mexican States	4.15	3-28-2027	205,000	218,735
United Mexican States	4.35	1-15-2047	225,000	226,613
United Mexican States	4.75	3-8-2044	184,000	192,004
United Mexican States	5.55	1-21-2045	320,000	371,200
United Mexican States	5.75	10-12-2099	21,000	22,733
United Mexican States	6.05	1-11-2040	40,000	48,465
United Mexican States	7.50	4-8-2033	110,000	147,814
United Mexican States	8.30	8-15-2031	60,000	84,150
Total Yankee Government Bonds (Cost $10,757,941)				11,337,973

Short-Term Investments : 5.07%
Investment Companies : 5.07%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.12		28,397,710	$28,397,710

11

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

		Value
Total Short-Term Investments (Cost $28,397,710)		$28,397,710

Total investments in securities (Cost $539,829,428)	102.47%	574,069,809
Other assets and liabilities, net	(2.47)	(13,815,618)

Total net assets	100.00%	$560,254,191

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGM	Assured Guaranty Municipal
EDA	Economic Development Authority
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
National	National Public Finance Guarantee Corporation
TVA	Tennessee Valley Authority

12

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	11,379,432	92,876,585	(75,858,307)	28,397,710	28,397,710	5.07%

Wells Fargo Bloomberg Barclay’s US Aggregate Ex-Corporate Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$209,338,203	$0	$209,338,203
Asset-backed securities	0	4,007,732	0	4,007,732
Municipal obligations	0	4,541,069	0	4,541,069
Non-agency mortgage-backed securities	0	7,532,041	0	7,532,041
U.S. Treasury securities	293,431,781	0	0	293,431,781
Yankee corporate bonds and notes	0	15,483,300	0	15,483,300
Yankee government bonds	0	11,337,973	0	11,337,973
Short-term investments
Investment companies	28,397,710	0	0	28,397,710

Total assets	$321,829,491	$252,240,318	$0	$574,069,809

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended May 31, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Emerging Markets Bond Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 13.02%
Azerbaijan : 0.57%
State Oil Company of the Azerbaijan Republic (Energy, Oil, Gas & Consumable Fuels)	4.75%	3-13-2023	$200,000	$207,600

Bahrain : 0.57%
Oil & Gas Holding Company (Energy, Oil, Gas & Consumable Fuels)	7.63	11-7-2024	200,000	206,750

Cayman Islands : 0.56%
KSA Sukuk Limited (Financials, Diversified Financial Services)	2.89	4-20-2022	200,000	204,159

Chile : 1.55%
Codelco Incorporated (Materials, Metals & Mining)	4.25	7-17-2042	250,000	267,508
Codelco Incorporated (Materials, Metals & Mining)	4.88	11-4-2044	250,000	292,178
				559,686

China : 1.75%
Sinopec Group Overseas Development (2015) Limited (Energy, Oil, Gas & Consumable Fuels)	3.00	4-12-2022	200,000	205,062
Sinopec Group Overseas Development (2015) Limited (Energy, Oil, Gas & Consumable Fuels)	3.25	4-28-2025	200,000	215,508
State Grid Overseas Investment (2016) Limited (Utilities, Electric Utilities)	2.88	5-18-2026	200,000	212,441
				633,011

Hong Kong : 0.58%
CNAC Hong Kong Finbridge Company Limited (Materials, Chemicals)	4.63	3-14-2023	200,000	211,104

Indonesia : 0.62%
PT Pertamina Persero Tbk (Energy, Oil, Gas & Consumable Fuels)	5.63	5-20-2043	200,000	222,559

Kazakhstan : 1.25%
KazMunayGas National Company JSC (Energy, Oil, Gas & Consumable Fuels)	5.75	4-19-2047	400,000	450,200

Malaysia : 0.99%
Petronas Capital Limited (Energy, Oil, Gas & Consumable Fuels)	4.50	3-18-2045	300,000	356,715

Mexico : 1.97%
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	5.63	1-23-2046	250,000	177,188
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels) 144A	5.95	1-28-2031	470,000	380,653
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	6.75	9-21-2047	200,000	153,980
				711,821

Netherlands : 0.77%
MDC-GMTN BV (Financials, Diversified Financial Services)	3.75	4-19-2029	250,000	276,593

Peru : 0.60%
Corporacion Financiera de Desarollo SA (Financials, Diversified Financial Services)	4.75	7-15-2025	200,000	215,202

1

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Emerging Markets Bond Portfolio

	Interest rate	Maturity date	Principal	Value
South Africa : 0.51%
Eskom Holdings SOC Limited (Utilities, Electric Utilities)	6.75%	8-6-2023	$200,000	$183,564

United Arab Emirates : 0.64%
Abu Dhabi Crude Oil Pipeline LLC (Energy, Oil, Gas & Consumable Fuels)	4.60	11-2-2047	200,000	229,569

Venezuela : 0.09%
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels) †	5.38	4-12-2027	200,000	5,750
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels) †	5.38	4-12-2027	350,000	10,063
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels) †	5.50	4-12-2037	200,000	5,750
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels) †	9.00	11-17-2021	400,000	11,500
				33,063

Total Yankee Corporate Bonds and Notes (Cost $5,132,144)				4,701,596

Yankee Government Bonds : 84.39%
Abu Dhabi Government	2.50	10-11-2022	400,000	410,000
Abu Dhabi Government	3.13	9-30-2049	200,000	200,550
Arab Republic of Egypt	5.58	2-21-2023	200,000	200,836
Arab Republic of Egypt	5.88	6-11-2025	200,000	200,072
Arab Republic of Egypt	6.13	1-31-2022	200,000	202,580
Arab Republic of Egypt	8.50	1-31-2047	250,000	242,375
Arab Republic of Egypt	8.70	3-1-2049	200,000	194,958
China Development Bank	4.00	1-24-2037	350,000	409,706
China Government	1.88	12-3-2022	200,000	205,587
Dominican Republic	5.88	1-30-2060	200,000	169,000
Dominican Republic	5.95	1-25-2027	600,000	582,900
Dominican Republic	6.00	7-19-2028	200,000	192,502
Export-Import Bank of India	3.25	1-15-2030	200,000	195,608
Export-Import Bank of India	4.00	1-14-2023	250,000	260,438
Federation of Malaysia	3.18	4-27-2026	400,000	429,584
Federative Republic of Brazil	2.63	1-5-2023	200,000	202,500
Federative Republic of Brazil	4.50	5-30-2029	200,000	206,250
Federative Republic of Brazil	4.63	1-13-2028	400,000	420,000
Federative Republic of Brazil	5.63	1-7-2041	250,000	254,375
Government of Jamaica	7.88	7-28-2045	300,000	331,503
Islamic Republic of Pakistan	8.25	4-15-2024	350,000	350,000
Kingdom of Bahrain	6.75	9-20-2029	200,000	204,500
Kingdom of Bahrain	7.00	10-12-2028	400,000	417,700
Kingdom of Jordan	5.75	1-31-2027	300,000	291,620
Kingdom of Morocco	4.25	12-11-2022	200,000	208,248
Kuwait Government	3.50	3-20-2027	200,000	220,500
Lebanese Republic †	6.60	11-27-2026	300,000	49,500
Lebanese Republic †	7.05	11-2-2035	200,000	33,000
Lebanese Republic †	8.25	4-12-2021	350,000	59,500
Mongolia Government	5.63	5-1-2023	250,000	236,286
Oman Government	3.88	3-8-2022	300,000	285,441
Oman Government	4.40	6-1-2024	250,000	237,213
Oman Government	6.50	3-8-2047	400,000	300,664
Oriental Republic of Uruguay	4.50	8-14-2024	250,000	270,315
Oriental Republic of Uruguay	5.10	6-18-2050	450,000	551,255
Oriental Republic of Uruguay	7.88	1-15-2033	125,000	183,751
Perusahaan Penerbit SBSN Indonesia III	4.55	3-29-2026	500,000	550,000
Qatar Government	3.25	6-2-2026	200,000	212,880
Qatar Government	4.00	3-14-2029	400,000	451,000
Qatar Government	4.63	6-2-2046	450,000	553,284
Republic of Angola	8.25	5-9-2028	200,000	123,456
Republic of Angola	9.50	11-12-2025	200,000	134,050
Republic of Argentina	4.63	1-11-2023	100,000	40,001

2

Wells Fargo Emerging Markets Bond Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee Government Bonds (continued)
Republic of Argentina	5.63%	1-26-2022	$350,000	$138,250
Republic of Argentina	7.50	4-22-2026	350,000	133,879
Republic of Argentina	7.63	4-22-2046	250,000	91,878
Republic of Azerbaijan	3.50	9-1-2032	200,000	190,158
Republic of Belarus	7.63	6-29-2027	200,000	213,716
Republic of Chile	3.50	1-25-2050	200,000	215,000
Republic of Chile	3.86	6-21-2047	150,000	169,758
Republic of Colombia	3.88	4-25-2027	200,000	211,500
Republic of Colombia	4.50	1-28-2026	200,000	216,502
Republic of Colombia	5.00	6-15-2045	286,000	325,325
Republic of Colombia	7.38	9-18-2037	250,000	345,625
Republic of Costa Rica	7.00	4-4-2044	350,000	273,004
Republic of Cote d’Ivoire	6.13	6-15-2033	200,000	187,920
Republic of Croatia	6.00	1-26-2024	200,000	226,818
Republic of Ecuador	7.95	6-20-2024	350,000	147,004
Republic of Ecuador	7.95	6-20-2024	200,000	84,002
Republic of Ecuador	9.63	6-2-2027	300,000	110,250
Republic of El Salvador	7.65	6-15-2035	347,000	281,941
Republic of Gabon	6.38	12-12-2024	150,000	135,326
Republic of Ghana	7.63	5-16-2029	300,000	266,250
Republic of Ghana	8.63	6-16-2049	200,000	173,000
Republic of Guatemala	4.38	6-5-2027	200,000	206,250
Republic of Honduras	6.25	1-19-2027	150,000	157,877
Republic of Hungary	5.38	2-21-2023	270,000	294,165
Republic of Hungary	5.38	3-25-2024	200,000	225,750
Republic of Indonesia	4.10	4-24-2028	300,000	330,609
Republic of Indonesia	5.13	1-15-2045	200,000	241,546
Republic of Indonesia	7.75	1-17-2038	25,000	37,079
Republic of Indonesia	2.95	1-11-2023	300,000	305,095
Republic of Iraq	5.80	1-15-2028	250,000	225,050
Republic of Kazakhstan	4.88	10-14-2044	300,000	374,728
Republic of Kazakhstan	5.13	7-21-2025	200,000	232,000
Republic of Kenya	6.88	6-24-2024	200,000	192,300
Republic of Kenya	8.25	2-28-2048	200,000	186,880
Republic of Nigeria	7.63	11-21-2025	200,000	191,000
Republic of Nigeria	7.88	2-16-2032	300,000	264,750
Republic of Panama	4.00	9-22-2024	563,000	606,062
Republic of Panama	4.50	5-15-2047	350,000	414,316
Republic of Paraguay	5.00	4-15-2026	250,000	270,753
Republic of Peru	4.13	8-25-2027	100,000	113,626
Republic of Peru	6.55	3-14-2037	365,000	551,610
Republic of Peru	7.35	7-21-2025	100,000	126,876
Republic of Peru	8.75	11-21-2033	25,000	41,532
Republic of Philippines	3.70	2-2-2042	200,000	229,185
Republic of Philippines	4.20	1-21-2024	200,000	216,078
Republic of Philippines	5.50	3-30-2026	150,000	178,148
Republic of Philippines	6.38	1-15-2032	300,000	411,619
Republic of Poland	3.25	4-6-2026	200,000	221,152
Republic of Poland	4.00	1-22-2024	200,000	220,140
Republic of Senegal	6.25	5-23-2033	250,000	235,000
Republic of Serbia	7.25	9-28-2021	200,000	212,603
Republic of South Africa	4.85	9-30-2029	600,000	547,440
Republic of South Africa	6.25	3-8-2041	200,000	186,113
Republic of Sri Lanka	5.75	1-18-2022	250,000	155,000
Republic of Sri Lanka	6.35	6-28-2024	200,000	112,000
Republic of Sri Lanka	6.75	4-18-2028	300,000	161,995
Republic of Turkey	4.25	6-8-2021	200,000	198,752
Republic of Turkey	5.60	11-14-2024	200,000	192,500
Republic of Turkey	6.63	2-17-2045	400,000	342,880
Republic of Turkey	7.38	2-5-2025	200,000	206,560
Republic of Turkey	7.63	4-26-2029	200,000	203,500
Republic of Venezuela †	6.00	12-9-2020	225,000	12,938

3

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Emerging Markets Bond Portfolio

		Interest rate	Maturity date	Principal	Value
Yankee Government Bonds (continued)
Republic of Venezuela †		7.00%	3-31-2038	$200,000	$11,500
Republic of Venezuela †		9.00	5-7-2023	1,010,000	58,075
Republic of Zambia		8.50	4-14-2024	200,000	90,016
Romania Government		4.38	8-22-2023	200,000	209,509
Romania Government		4.88	1-22-2024	250,000	267,178
Russian Federation		4.50	4-4-2022	200,000	211,000
Russian Federation		4.88	9-16-2023	200,000	220,972
Russian Federation		5.10	3-28-2035	200,000	250,151
Russian Federation		12.75	6-24-2028	250,000	435,791
Russian Federation		5.63	4-4-2042	200,000	273,382
Saudi Government		2.88	3-4-2023	200,000	205,345
Saudi Government		3.63	3-4-2028	200,000	215,500
Saudi Government		4.50	4-17-2030	200,000	228,856
Saudi Government		4.50	10-26-2046	200,000	223,040
Saudi Government		4.63	10-4-2047	200,000	225,350
Trinidad & Tobago Government		4.50	8-4-2026	200,000	197,200
Ukraine Government		7.38	9-25-2032	200,000	190,536
Ukraine Government		7.75	9-1-2023	200,000	201,660
Ukraine Government		7.75	9-1-2025	400,000	402,004
Ukraine Government		7.75	9-1-2027	100,000	98,750
United Mexican States		4.00	10-2-2023	200,000	212,000
United Mexican States		4.50	1-31-2050	200,000	207,000
United Mexican States		4.60	2-10-2048	200,000	207,000
United Mexican States		6.75	9-27-2034	150,000	192,377
Total Yankee Government Bonds (Cost $33,257,849)					30,480,243

		Yield		Shares
Short-Term Investments : 2.02%
Investment Companies : 2.02%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.12%		731,303	731,303

Total Short-Term Investments (Cost $731,303)					731,303

Total investments in securities (Cost $39,121,296)	99.43%				35,913,142
Other assets and liabilities, net	0.57				204,320

Total net assets	100.00%				$36,117,462

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

4

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	922,295	3,699,309	(3,890,301)	731,303	$731,303	2.02%

Wells Fargo Emerging Markets Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Yankee corporate bonds and notes	$0	$4,701,596	$0	$4,701,596
Yankee government bonds	0	30,480,243	0	30,480,243
Short-term investments
Investment companies	731,303	0	0	731,303

Total assets	$731,303	$35,181,839	$0	$35,913,142

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended May 31, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 92.82%
Belgium : 0.01%
Titan Cement International SA (Materials, Construction Materials)	2,097	$26,238

Brazil : 3.27%
Aliansce Sonae Shopping Centers SA (Real Estate, Real Estate Management & Development) †	6,200	29,604
Ambev SA (Consumer Staples, Beverages)	191,500	447,861
Arezzo Industria e Comercio SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,800	14,201
Atacadao Distribuicao Comercio e Industria Limitada (Consumer Staples, Food & Staples Retailing)	18,700	64,795
B2W Companhia Digital (Consumer Discretionary, Internet & Direct Marketing Retail) †	7,135	122,502
B3 Brasil Bolsa Balcao SA (Financials, Capital Markets)	82,700	705,917
Banco BTG Pactual SA (Financials, Capital Markets)	1,700	7,375
Banco de Brasil SA (Financials, Banks)	59,300	342,712
BB Seguridade Participacoes SA (Financials, Insurance)	27,000	127,909
BK Brasil Operacao e Assessoria a Restaurantes SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,000	11,394
BR Malls Participacoes SA (Real Estate, Real Estate Management & Development)	37,600	69,122
BRF SA (Consumer Staples, Food Products) †	24,100	104,461
CCR SA (Industrials, Transportation Infrastructure)	49,282	135,758
Centrais Electricas Brasileiras SA (Utilities, Electric Utilities) †	15,300	82,087
Cia de Locacao das Americas (Industrials, Road & Rail)	12,100	33,536
Cia Siderurgica Nacional SA (Materials, Metals & Mining)	30,500	58,985
Cielo SA (Information Technology, IT Services)	48,300	37,019
Cogna Educacao (Consumer Discretionary, Diversified Consumer Services)	51,569	50,832
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water Utilities)	13,841	140,892
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	2,459	26,589
Companhia Hering SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,310	15,750
Cosan SA Industria e Comercio (Energy, Oil, Gas & Consumable Fuels)	7,500	92,550
CPFL Energia SA (Utilities, Electric Utilities) †	7,600	45,931
CVC Brasil Operadora e Agencia de Viagens SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,964	16,094
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Consumer Discretionary, Household Durables)	11,300	35,893
Duratex SA (Materials, Paper & Forest Products)	14,400	29,036
Ecorodovias Infraestrutura Logistica SA (Industrials, Transportation Infrastructure) †	8,000	19,714
EDP Energias do Brasil SA (Utilities, Electric Utilities)	11,247	37,242
Embraer SA (Industrials, Aerospace & Defense) †	34,530	46,266
Eneva SA (Utilities, Independent Power & Renewable Electricity Producers) †	7,600	54,391
Engie Brasil Energia SA (Utilities, Independent Power & Renewable Electricity Producers)	7,000	55,632
Equatorial Energia SA (Utilities, Electric Utilities) †	41,870	157,318
EZTEC Empreendimentos e Participacoes SA (Consumer Discretionary, Household Durables)	6,701	40,950
Fleury SA (Health Care, Health Care Providers & Services)	8,405	36,778
Grendene SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,820	10,639
Guararapes Confeccoes SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,300	3,243
Hapvida Participacoes e Investimentos SA (Health Care, Health Care Providers & Services) 144A	8,100	83,272
Hypermarcas SA (Health Care, Pharmaceuticals)	16,236	98,031
Iguatemi Empresa de Shopping Centers SA (Real Estate, Real Estate Management & Development)	3,880	23,696
Iochpe Maxion SA (Industrials, Machinery)	5,600	14,492
IRB-Brasil Resseguros SA (Financials, Insurance)	29,200	45,417
JBS SA (Consumer Staples, Food Products)	54,129	222,854
Light SA (Utilities, Electric Utilities) †	9,100	23,738
Linx SA (Information Technology, Software)	6,000	23,050
Localiza Rent A Car SA (Industrials, Road & Rail)	23,177	167,129
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	31,956	230,854
M. Dias Branco SA (Consumer Staples, Food Products)	6,055	40,996
Magazine Luiza SA (Consumer Discretionary, Multiline Retail)	28,000	337,650
Marfrig Global Foods SA (Consumer Staples, Food Products) †	18,100	44,196
MRV Engenharia e Participacoes SA (Consumer Discretionary, Household Durables)	9,100	25,869
Multiplan Empreendimentos Imobiliarios SA (Real Estate, Real Estate Management & Development)	13,400	51,955
Natura & Company Holding SA (Consumer Staples, Personal Products)	25,852	180,121
Notre Dame Intermedica Participacoes SA (Health Care, Health Care Providers & Services)	17,900	208,978
Odontoprev SA (Health Care, Health Care Providers & Services)	10,662	26,913
Oi SA ADR (Communication Services, Diversified Telecommunication Services) †	197,300	27,730

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

	Shares	Value
Brazil (continued)
Petrobras Distribuidora SA (Consumer Discretionary, Specialty Retail)	25,400	$103,003
Porto Seguro SA (Financials, Insurance)	3,768	33,399
Qualicorp SA (Health Care, Health Care Providers & Services)	9,701	43,121
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	9,333	191,407
Rumo SA (Industrials, Road & Rail) †	49,200	207,724
Sao Martinho SA (Consumer Staples, Food Products)	6,911	25,164
Smiles Fidelidade SA (Communication Services, Media)	2,700	6,112
Suzano Papel e Celulose SA (Materials, Paper & Forest Products) †	25,056	177,767
Tim Participacoes SA (Communication Services, Wireless Telecommunication Services)	34,300	87,545
Totvs SA (Information Technology, Software)	21,600	81,400
Ultrapar Participacoes SA (Energy, Oil, Gas & Consumable Fuels)	29,196	93,667
Via Varejo SA (Consumer Discretionary, Specialty Retail) †	42,000	97,596
WEG SA (Industrials, Electrical Equipment)	29,033	227,583
YDUQS Part (Consumer Discretionary, Diversified Consumer Services)	11,133	59,417
		6,622,824

Chile : 0.77%
Aguas Andinas SA Class A (Utilities, Water Utilities)	112,847	33,146
Almendral SA (Communication Services, Wireless Telecommunication Services)	305,426	14,119
Antarchile SA (Industrials, Industrial Conglomerates)	6,084	42,567
Banco de Chile (Financials, Banks)	1,502,878	127,700
Banco de Credito e Inversiones (Financials, Banks)	2,757	93,347
Banco Santander Chile SA (Financials, Banks)	1,623,533	66,126
CAP SA (Materials, Metals & Mining) †	3,951	25,693
Cencosud SA (Consumer Staples, Food & Staples Retailing)	64,221	75,021
Cencosud Shopping SA (Real Estate, Real Estate Management & Development)	22,119	37,998
Cia Sud Americana de Vapores SA (Water Transportation ) †	2,486	58
Colbun SA (Utilities, Independent Power & Renewable Electricity Producers)	242,795	39,714
Compania Cervecerias Unidas SA (Consumer Staples, Beverages)	6,341	45,854
Empresa Nacional de Telecomunicaciones SA (Communication Services, Wireless Telecommunication Services)	6,089	38,798
Empresas CMPC SA (Materials, Paper & Forest Products)	64,763	131,889
Empresas Copec SA (Energy, Oil, Gas & Consumable Fuels)	23,138	145,986
Enel Americas SA (Utilities, Electric Utilities)	933,973	135,942
Enel Chile SA (Utilities, Electric Utilities)	1,022,297	76,621
Engie Energia Chile SA (Utilities, Electric Utilities)	22,082	26,071
Gener SA (Utilities, Independent Power & Renewable Electricity Producers)	104,366	14,341
Grupo Security SA (Financials, Banks)	103,771	19,226
Hortifrut SA (Consumer Staples, Food Products)	11,604	12,613
Inversiones Aguas Metropolitanas SA (Utilities, Water Utilities)	14,449	11,914
Itau CorpBanca SA (Financials, Banks)	9,011,329	20,941
LATAM Airlines Group SA (Industrials, Airlines)	14,256	15,318
Parque Arauco SA (Real Estate, Real Estate Management & Development)	25,938	43,749
Plaza SA (Real Estate, Real Estate Management & Development)	14,393	20,834
Quinenco SA (Industrials, Industrial Conglomerates)	11,076	15,828
Ripley Corporation SA (Consumer Discretionary, Multiline Retail)	40,206	10,499
S.A.C.I. Falabella (Consumer Discretionary, Multiline Retail)	51,226	119,361
Sigdo Koppers SA (Industrials, Industrial Conglomerates)	18,610	17,182
SMU SA (Consumer Staples, Food & Staples Retailing)	125,317	21,137
Sociedad Matriz SAAM SA (Industrials, Transportation Infrastructure)	222,908	14,064
Sonda SA (Information Technology, IT Services)	28,526	17,107
Vina Concha y Toro SA (Consumer Staples, Beverages)	24,587	35,326
		1,566,090

China : 17.98%
A Living Services Company Limited H Shares (Industrials, Commercial Services & Supplies)	19,500	105,446
Agile Property Holdings Limited (Real Estate, Real Estate Management & Development)	62,000	64,347
Agricultural Bank of China Limited H Shares (Financials, Banks)	1,278,000	518,653
Air China Limited H Shares (Industrials, Airlines)	88,000	53,297
Aluminum Corporation of China Limited H Shares (Materials, Metals & Mining) †	124,000	22,990

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
China (continued)
Anhui Conch Cement Company Limited H Shares (Materials, Construction Materials)	51,500	$388,335
Anhui Gujing Distillery Company Class B (Consumer Staples, Beverages)	1,900	21,308
ANTA Sports Products Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	45,000	403,291
Autohome Incorporated ADR (Communication Services, Interactive Media & Services)	5,084	391,112
BAIC Motor Corporation Limited H Shares (Consumer Discretionary, Automobiles) 144A	67,000	27,160
Bank of China Limited H Shares (Financials, Banks)	3,465,000	1,273,670
Bank of Communications Limited H Shares (Financials, Banks)	337,000	205,330
Baozun Incorporated ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	2,412	63,894
BBMG Corporation H Shares (Materials, Construction Materials)	109,000	22,831
Beijing Capital International Airport Company Limited H Shares (Industrials, Transportation Infrastructure)	76,000	47,614
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	242,000	91,994
BYD Company Limited H Shares (Consumer Discretionary, Automobiles)	30,500	175,038
BYD Electronic International Company Limited (Information Technology, Communications Equipment)	27,500	53,210
CGN Power Company Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers) 144A	373,000	85,928
China Cinda Asset Management Company Limited H Shares (Financials, Capital Markets)	366,000	68,177
China CITIC Bank H Shares (Financials, Banks)	424,351	185,443
China Coal Energy Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	171,000	41,188
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	195,000	124,722
China Communications Services Corporation Limited H Shares (Industrials, Construction & Engineering)	100,000	66,688
China Construction Bank H Shares (Financials, Banks)	4,434,000	3,497,065
China Eastern Airlines Company H Shares (Industrials, Airlines) †	70,000	23,877
China Energy Engineering Corporation Limited H Shares (Industrials, Construction & Engineering)	330,743	32,201
China Everbright Bank Company Limited H Shares (Financials, Banks)	144,000	58,639
China Feihe Limited †	161,000	292,162
China Galaxy Securities Company Limited H Shares (Financials, Capital Markets)	152,500	73,917
China Huarong Asset Management Company Limited H Shares (Financials, Capital Markets) 144A	419,000	43,100
China International Capital Corporation Limited H Shares (Financials, Capital Markets) 144A	64,800	105,733
China Lesso Group Holdings Limited Class L (Industrials, Building Products)	46,000	55,924
China Life Insurance Company H Shares (Financials, Insurance)	326,000	617,745
China Longyuan Power Group Corporation H Shares (Utilities, Independent Power & Renewable Electricity Producers)	148,000	72,279
China Merchants Bank Company Limited H Shares (Financials, Banks)	174,000	819,898
China Merchants Securities H Shares (Financials, Capital Markets)	16,600	16,457
China Minsheng Banking Corporation Limited H Shares (Financials, Banks)	273,700	191,099
China Mobile Limited (Communication Services, Wireless Telecommunication Services)	238,500	1,686,371
China Molybdenum Company Limited H Shares (Materials, Metals & Mining)	126,000	39,070
China National Building Material Company Limited H Shares (Materials, Construction Materials)	162,000	183,787
China Oilfield Services Limited H Shares (Energy, Energy Equipment & Services)	82,000	71,792
China Pacific Insurance H Shares (Financials, Insurance)	112,000	311,305
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	1,074,000	501,096
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	84,500	75,871
China Railway Group Limited H Shares (Industrials, Construction & Engineering)	160,000	87,843
China Railway Signal & Communication Corporation Limited H Shares (Information Technology, Electronic Equipment, Instruments & Components) 144A†	77,000	34,146
China Reinsurance Group Corporation H Shares (Financials, Insurance)	258,000	27,139
China Resources Cement Holdings Limited (Materials, Construction Materials)	100,000	126,342
China Resources Phoenix Healthcare Holdings Company Limited (Health Care, Health Care Providers & Services)	36,500	16,574
China Shenhua Energy Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	166,500	304,979
China Southern Airlines Company H Shares (Industrials, Airlines)	72,000	29,989
China Telecom Corporation Limited H Shares (Communication Services, Diversified Telecommunication Services)	526,000	174,491
China Tower Corporation Limited H Shares (Communication Services, Diversified Telecommunication Services) 144A	2,012,000	408,635
China Vanke Company Limited H Shares (Real Estate, Real Estate Management & Development)	62,500	204,031
Chinasoft International Limited (Information Technology, IT Services)	94,000	47,330
Chongqing Changchun Automobile Class B (Consumer Discretionary, Automobiles)	36,600	17,510
Chongqing Rural Commercial Bank H Shares (Financials, Banks)	128,000	49,321

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

	Shares	Value
China (continued)
CIFI Holdings Group Company Limited (Real Estate, Real Estate Management & Development)	156,000	$113,327
CITIC Securities Company Limited H Shares (Financials, Capital Markets)	93,500	169,811
COFCO Meat Holdings Limited (Consumer Staples, Food Products) †	95,000	24,871
COSCO Shipping Development Company Limited H Shares (Industrials, Marine)	110,000	10,292
COSCO Shipping Holdings Company Limited H Shares (Industrials, Marine) †	124,000	31,565
Country Garden Holdings Company Limited (Real Estate, Real Estate Management & Development)	306,000	383,033
Country Garden Services Holdings Company Limited (Industrials, Commercial Services & Supplies)	55,000	260,590
CRRC Corporation Limited H Shares (Industrials, Machinery)	192,000	90,227
CSC Financial Company Limited H Shares (Financials, Capital Markets)	38,000	33,817
CSPC Pharmaceutical Group Limited (Health Care, Pharmaceuticals)	180,000	354,833
Dali Foods Group Company Limited (Consumer Staples, Food Products) 144A	105,000	66,787
Datang International Power Generation Company Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	58,000	7,821
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	120,000	75,916
ENN Energy Holdings Limited (Utilities, Gas Utilities)	30,300	355,722
Fuyao Glass Industry Group Company Limited H Shares (Consumer Discretionary, Auto Components)	21,200	46,817
GF Securities Company Limited H Shares (Financials, Capital Markets)	57,200	58,835
Great Wall Motor Company Limited H Shares (Consumer Discretionary, Automobiles)	133,000	84,704
Greentown Service Group Company Limited (Industrials, Commercial Services & Supplies)	58,000	78,159
Guangzhou Automobile Group Company Limited H Shares (Consumer Discretionary, Automobiles)	140,400	116,285
Guangzhou R&F Properties Company Limited H Shares (Real Estate, Real Estate Management & Development)	53,600	66,604
Guotai Junan Securities Company Limited H Shares (Financials, Capital Markets) 144A	31,600	41,848
Haidilao International Holding Limited (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	33,455	162,742
Haitian International Holdings Limited (Industrials, Machinery)	29,000	61,711
Haitong Securities Company Limited H Shares (Financials, Capital Markets)	118,400	90,516
Hansoh Pharmaceutical Group (Health Care, Pharmaceuticals) †	40,000	174,789
Hengan International Group Company Limited (Consumer Staples, Personal Products)	27,500	226,464
Huaneng Power International Incorporated H Shares (Utilities, Independent Power & Renewable Electricity Producers)	172,000	64,203
Huatai Securities Company Limited H Shares (Financials, Capital Markets) 144A	62,600	98,809
Huaxin Cement Company Limited Class B (Materials, Construction Materials)	13,800	23,865
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	3,253,000	2,107,026
Inner Mongolia Yitai Coal Company Limited Class B (Energy, Oil, Gas & Consumable Fuels)	65,300	38,289
Jiangsu Express Company Limited H Shares (Industrials, Transportation Infrastructure)	58,000	68,513
Jiangxi Copper Company Limited H Shares (Materials, Metals & Mining)	35,000	32,186
Jinxin Fertility Group Limited (Health Care, Health Care Providers & Services) 144A†	40,000	54,074
JOYY Incorporated ADR (Communication Services, Interactive Media & Services) †	2,344	143,101
KWG Property Holding Limited (Real Estate, Real Estate Management & Development)	56,000	78,632
Lao Feng Xiang Company Limited Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,912	20,944
Legend Holdings Corporation H Shares (Information Technology, Technology Hardware, Storage & Peripherals) 144A	26,100	31,743
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	81,500	276,101
Logan Property Holdings Company Limited (Real Estate, Real Estate Management & Development)	50,000	75,147
Meituan Dianping (Consumer Discretionary, Internet & Direct Marketing Retail) †	172,900	3,293,060
Metallurgical Corporation of China Limited H Shares (Industrials, Construction & Engineering)	135,000	20,984
Midea Group Company Limited Class A (Consumer Discretionary, Household Durables)	7,101	58,920
Momo Incorporated ADR (Communication Services, Interactive Media & Services)	7,543	146,334
NetEase Incorporated ADR (Communication Services, Entertainment)	5,516	2,112,076
New China Life Insurance Company Limited H Shares (Financials, Insurance)	42,400	133,111
New Oriental Education & Technology Group Incorporated ADR (Consumer Discretionary, Diversified Consumer Services) †	6,579	789,217
Orient Securities Company Limited of China H Shares (Financials, Diversified Financial Services)	28,800	13,872
People’s Insurance Company Group of China Limited H Shares (Financials, Insurance)	371,000	112,228
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	956,692	330,052
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	306,000	267,727
Ping An Insurance Group Company H Shares (Financials, Insurance)	254,500	2,518,562
Postal Savings Bank of China Company Limited H Shares (Financials, Banks)	532,000	340,744
Semiconductor Manufacturing International Corporation (Information Technology, Semiconductors & Semiconductor Equipment) †	121,000	265,279

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
China (continued)
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	96,000	$168,386
Shanghai Baosight Software Company Limited Class B (Information Technology, Software)	14,900	34,500
Shanghai Electric Group Company Limited H Shares (Industrials, Electrical Equipment)	142,000	39,503
Shanghai Fosun Pharmaceutical Company Limited H Shares (Health Care, Pharmaceuticals)	24,500	78,582
Shanghai Lujiazui Finance & Trade Zone Development Company Limited (Real Estate, Real Estate Management & Development)	47,540	33,666
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	31,200	49,461
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	49,500	82,903
Silergy Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	3,000	162,397
Sinopec Engineering Group H Shares (Industrials, Construction & Engineering)	69,500	29,224
Sinopec Shanghai Petrochemical Company Limited H Shares (Materials, Chemicals)	142,000	35,350
Sinopharm Group Company Limited H Shares (Health Care, Health Care Providers & Services)	52,400	129,413
Sinotrans Limited H Shares (Industrials, Air Freight & Logistics)	116,000	24,151
SSY Group Limited (Health Care, Pharmaceuticals)	62,000	38,223
Sunac China Holdings Limited (Financials, Real Estate Management & Development)	114,000	481,879
TAL Education Group ADR (Consumer Discretionary, Diversified Consumer Services) †	17,729	1,000,979
Tong Ren Tang Technologies Company Limited H Shares (Health Care, Pharmaceuticals)	33,000	24,772
Travelsky Technology Limited H Shares (Information Technology, IT Services)	42,000	85,076
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	16,000	111,352
Vipshop Holdings Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	27,486	476,607
Want Want China Holdings Limited (Consumer Staples, Food Products)	265,000	192,162
Weibo Corporation ADR (Communication Services, Interactive Media & Services) †	4,727	145,450
Weichai Power Company Limited H Shares (Industrials, Machinery)	77,000	133,390
WuXi AppTec Company Limited (Health Care, Life Sciences Tools & Services) 144A	8,680	92,323
Xinyi Solar Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment)	222,000	161,778
Yantai Changyu Pioneer Wine Company Limited Class B (Consumer Staples, Beverages)	12,500	24,030
Yanzhou Coal Mining Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	80,000	61,416
Zhaojin Mining Industry Company Limited H Shares (Materials, Metals & Mining)	36,500	44,212
Zhejiang Expressway Company Limited H Shares (Industrials, Transportation Infrastructure)	64,000	45,084
Zhongsheng Group Holdings Limited (Consumer Discretionary, Specialty Retail)	20,500	106,063
Zhuzhou CSR Times Electric Company Limited H Shares (Industrials, Electrical Equipment)	24,700	64,270
Zijin Mining Group Company Limited H Shares (Materials, Metals & Mining)	220,000	87,859
ZTE Corporation H Shares (Information Technology, Communications Equipment) †	32,200	82,549
ZTO Express (Cayman) Incorporated ADR (Industrials, Air Freight & Logistics)	17,420	568,240
		36,397,519

Colombia : 0.25%
Banco de Bogota SA (Financials, Banks)	1,855	28,845
Cementos Argos SA (Materials, Construction Materials)	22,751	21,348
Corporacion Financiera Colombiana SA (Financials, Diversified Financial Services) †	5,756	40,122
Ecopetrol SA (Energy, Oil, Gas & Consumable Fuels)	184,970	98,684
Grupo Argos SA (Materials, Construction Materials)	15,916	37,123
Grupo de Inversiones Suramericana SA (Financials, Diversified Financial Services)	9,681	47,237
Grupo Energia Bogota SA (Utilities, Gas Utilities)	132,811	77,621
Grupo Nutresa SA (Consumer Staples, Food Products)	10,651	63,278
Interconexion Electrica SA (Utilities, Electric Utilities)	17,070	89,698
		503,956

Czech Republic : 0.23%
Central European Media Enterprises Limited Class A (Communication Services, Media) †	6,269	25,691
CEZ AS (Utilities, Electric Utilities)	9,214	181,304
Komercni Banka AS (Financials, Banks) †	5,145	110,250
Moneta Money Bank (Financials, Banks) 144A	36,657	81,523
O2 Czech Republic AS (Communication Services, Diversified Telecommunication Services)	7,166	64,373
		463,141

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

	Shares	Value
Egypt : 0.17%
Commercial International Bank ADR (Financials, Banks)	92,169	$341,025

Greece : 0.31%
Alpha Bank AE (Financials, Banks) †	74,103	46,207
Eurobank Ergasias SA (Financials, Banks) †	129,548	55,358
FF Group (Consumer Discretionary, Specialty Retail) †(a)	3,820	0
Hellenic Petroleum SA (Energy, Oil, Gas & Consumable Fuels)	4,594	32,966
Hellenic Telecommunications Organization SA (Communication Services, Diversified Telecommunication Services)	10,742	150,398
Jumbo SA (Consumer Discretionary, Specialty Retail)	4,217	76,732
LAMDA Development SA (Real Estate, Real Estate Management & Development) †	3,754	26,241
Motor Oil (Hellas) Corinth Refineries SA (Energy, Oil, Gas & Consumable Fuels)	2,869	48,118
Mytilineos Holdings SA (Industrials, Industrial Conglomerates)	3,933	31,375
National Bank of Greece SA (Financials, Banks) †	26,671	36,370
OPAP SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,900	83,145
Piraeus Bank SA (Financials, Banks) †	15,740	24,760
Public Power Corporation SA (Utilities, Electric Utilities) †	5,068	19,322
		630,992

Hong Kong : 5.07%
3SBio Incorporated (Health Care, Biotechnology) 144A†	58,000	69,439
58.com Incorporated ADR (Communication Services, Interactive Media & Services) †	5,225	250,852
Beijing Enterprises Holdings Limited (Utilities, Gas Utilities)	21,500	71,777
China Aoyuan Group Limited (Real Estate, Real Estate Management & Development)	54,000	57,903
China Conch Venture Holdings Limited (Industrials, Machinery)	76,500	345,273
China Gas Holdings Limited (Utilities, Gas Utilities)	111,000	392,424
China Jinmao Holdings Group Limited (Real Estate, Real Estate Management & Development)	246,000	171,745
China Medical System Holding Limited (Health Care, Pharmaceuticals)	55,000	63,072
China Mengniu Dairy Company Limited (Consumer Staples, Food Products)	113,000	407,565
China Merchants Port Holdings Company Limited (Industrials, Transportation Infrastructure)	58,000	71,127
China Overseas Grand Oceans Group Limited (Real Estate, Real Estate Management & Development)	76,000	40,735
China Overseas Land & Investment Limited (Real Estate, Real Estate Management & Development)	153,000	469,217
China Overseas Property Holding Limited (Real Estate, Real Estate Management & Development)	55,000	62,797
China Power International Development Limited (Utilities, Independent Power & Renewable Electricity Producers)	160,000	35,142
China Resources Beer Holdings Company Limited (Consumer Staples, Beverages)	64,000	341,288
China Resources Gas Group Limited (Utilities, Gas Utilities)	34,000	186,260
China Resources Land Limited (Real Estate, Real Estate Management & Development)	126,000	502,464
China Resources Pharmaceutical Group Limited (Health Care, Pharmaceuticals)	81,500	44,559
China Resources Power Holdings Company (Utilities, Independent Power & Renewable Electricity Producers)	76,000	88,534
China State Construction International Holdings (Industrials, Construction & Engineering)	62,000	38,406
China Traditional Chinese Medicine Holdings Company Limited (Health Care, Pharmaceuticals)	118,000	50,272
China Travel International Investment Hong Kong Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	160,000	20,198
China Unicom Hong Kong Limited (Communication Services, Diversified Telecommunication Services)	240,000	139,558
China Yongda Automobile Service Holding Company (Consumer Discretionary, Specialty Retail)	53,500	55,846
Cimc Enric Holdings Limited (Industrials, Machinery)	40,000	16,680
CITIC Pacific Limited (Industrials, Industrial Conglomerates)	277,000	265,752
COSCO Shipping Ports Limited (Industrials, Transportation Infrastructure)	74,000	37,153
Far East Horizon Limited (Financials, Diversified Financial Services)	79,000	70,284
Geely Automobile Holdings Limited (Consumer Discretionary, Automobiles)	247,000	341,283
Guangdong Investment Limited (Utilities, Water Utilities)	122,000	241,246
Haier Electronics Group Company (Consumer Discretionary, Household Durables)	56,000	156,793
Hua Hong Semiconductor Limited (Information Technology, Semiconductors & Semiconductor Equipment) 144A	16,000	30,066
Innovent Biologics Incorporated (Health Care, Biotechnology) 144A†	48,500	266,337
JD.com Incorporated ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	50,042	2,718,782
Joy City Property Limited (Real Estate, Real Estate Management & Development)	170,000	12,168

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Hong Kong (continued)
Kingboard Chemicals Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	27,500	$66,965
Kunlun Energy Company Limited (Utilities, Gas Utilities)	174,000	107,316
Lenovo Group Limited (Information Technology, Technology Hardware, Storage & Peripherals)	290,000	158,587
Longfor Properties Company Limited (Real Estate, Real Estate Management & Development)	69,000	315,546
Nine Dragons Paper Holdings Limited (Materials, Paper & Forest Products)	72,000	63,309
Poly Property Group Company Limited (Real Estate, Real Estate Management & Development)	85,000	27,299
Seazen Group Limited (Real Estate, Real Estate Management & Development)	88,000	82,201
Shanghai Industrial Holdings Limited (Industrials, Industrial Conglomerates)	15,000	23,455
Shenzhen Investment Limited (Real Estate, Real Estate Management & Development)	114,000	35,335
Shimao Property Holding Limited (Real Estate, Real Estate Management & Development)	48,000	201,304
Shougang Fushan Resources Group Limited (Materials, Metals & Mining)	118,000	21,767
Sino Biopharmaceutical Limited Sino Biopharmaceutical (Health Care, Pharmaceuticals)	272,000	429,796
Sinotruk Hong Kong Limited (Industrials, Machinery)	23,500	57,281
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	103,000	158,546
Tingyi Holding Corporation (Consumer Staples, Food Products)	80,000	137,725
Topsports International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	43,000	61,511
Uni-President China Holdings Limited (Consumer Staples, Food Products)	57,000	59,268
Universal Medical Financial & Technical Advisory Services Company Limited (Health Care, Health Care Providers & Services) 144A	22,000	12,250
Yuexiu Property Company Limited (Real Estate, Real Estate Management & Development)	246,000	44,418
Yuexiu Real Estate Investment Trust (Real Estate, Equity REITs)	84,505	38,074
Yuexiu Transport Infrastructure Limited (Industrials, Transportation Infrastructure)	42,000	28,080
		10,263,030

Hungary : 0.41%
Magyar Telekom Telecommunications plc (Communication Services, Diversified Telecommunication Services)	47,606	59,851
MOL Hungarian Oil & Gas plc (Energy, Oil, Gas & Consumable Fuels)	29,731	188,263
OTP Bank plc (Financials, Banks)	12,715	427,413
Richter Gedeon (Health Care, Pharmaceuticals)	7,431	162,408
		837,935

India : 13.69%
3M India Limited (Industrials, Industrial Conglomerates) †	122	29,558
Aarti Industries Limited (Materials, Chemicals)	11,446	148,335
Aavas Financiers Limited (Financials, Thrifts & Mortgage Finance) †	997	13,579
ABB Limited India (Industrials, Electrical Equipment)	2,511	24,753
ACC Limited (Materials, Construction Materials)	3,573	60,281
Adani Enterprises Limited (Industrials, Trading Companies & Distributors)	16,372	32,053
Adani Gas Limited (Utilities, Gas Utilities)	16,231	25,320
Adani Green Energy Limited (Utilities, Independent Power & Renewable Electricity Producers) †	15,692	51,796
Adani Ports & Special Economic Zone Limited (Industrials, Transportation Infrastructure)	37,984	163,110
Adani Power Limited (Utilities, Independent Power & Renewable Electricity Producers) †	31,463	15,134
Adani Transmissions Limited (Utilities, Electric Utilities) †	14,955	34,482
Aditya Birla Capital Limited (Financials, Diversified Financial Services) †	31,780	19,402
Aditya Birla Fashion & Retail Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †	13,193	20,978
Aegis Logistics Limited (Energy, Oil, Gas & Consumable Fuels)	5,283	12,310
Aia Engineering Limited (Industrials, Machinery)	1,497	33,017
Ajanta Pharma Limited (Health Care, Pharmaceuticals)	1,243	25,116
Alembic Pharmaceuticals Limited (Health Care, Pharmaceuticals)	2,237	25,707
Alkem Laboratories Limited (Health Care, Pharmaceuticals)	2,498	74,838
Amara Raja Batteries Limited (Industrials, Electrical Equipment)	2,673	21,827
Ambuja Cements Limited (Materials, Construction Materials)	34,931	88,896
Apollo Hospitals Enterprise Limited (Health Care, Health Care Providers & Services)	4,307	77,209
Apollo Tyres Limited (Consumer Discretionary, Auto Components)	17,655	22,768
Arti Surfactants Limited (Materials, Chemicals) †(a)	541	0
Asahi India Glass Limited (Consumer Discretionary, Auto Components)	6,535	13,900
Ashok Leyland Limited (Industrials, Machinery)	72,317	40,803

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

	Shares	Value
India (continued)
Asian Paints Limited (Materials, Chemicals)	38,045	$848,905
Astral Poly Technik Limited (Industrials, Building Products)	2,313	26,914
Atul Limited (Materials, Chemicals)	872	52,070
AU Small Finance Bank Limited (Financials, Banks) 144A	10,400	54,133
Aurobindo Pharma Limited (Health Care, Pharmaceuticals)	15,143	149,191
Avenue Supermarts Limited (Consumer Staples, Food & Staples Retailing) †	6,590	198,566
Axis Bank Limited (Financials, Banks)	97,731	501,389
Bajaj Auto Limited (Consumer Discretionary, Automobiles)	4,755	170,999
Bajaj Finance Limited (Financials, Consumer Finance)	9,804	255,124
Bajaj Finserv Limited (Financials, Insurance)	3,048	178,636
Bajaj Holdings & Investment Limited (Financials, Diversified Financial Services)	1,976	52,508
Balkrishna Industries Limited (Consumer Discretionary, Auto Components)	3,526	50,498
Bandhan Bank Limited (Financials, Banks) 144A	22,493	65,584
Bank of Baroda (Financials, Banks) †	49,620	25,717
Bata India Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,491	43,746
Bayer CropScience Limited (Materials, Chemicals)	561	39,934
Berger Paints India Limited (Materials, Chemicals)	15,860	103,508
Bharat Electronics Limited (Industrials, Aerospace & Defense)	51,168	46,965
Bharat Forge Limited (Consumer Discretionary, Auto Components)	12,621	54,641
Bharat Heavy Electricals Limited (Industrials, Electrical Equipment)	33,897	12,597
Bharat Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	32,861	149,541
Bharti Airtel Limited (Communication Services, Wireless Telecommunication Services) †	76,985	562,173
Bharti Infratel Limited (Communication Services, Diversified Telecommunication Services)	27,075	82,636
Biocon Limited (Health Care, Biotechnology)	16,294	76,549
Blue Star Limited (Industrials, Building Products)	3,068	19,971
Bosch Limited (Consumer Discretionary, Auto Components)	366	47,225
Britannia Industries Limited (Consumer Staples, Food Products)	4,924	220,944
Cadila Healthcare Limited (Health Care, Pharmaceuticals)	8,376	38,149
Can Fin Homes Limited (Financials, Thrifts & Mortgage Finance)	1,651	6,078
Carborundum Universal Limited (Industrials, Machinery)	6,567	19,375
Castrol India Limited (Materials, Chemicals)	13,288	20,344
Century Textiles & Industries Limited (Materials, Paper & Forest Products)	2,866	10,868
CESC Limited (Utilities, Electric Utilities)	1,779	13,017
Chambal Fertilisers and Chemicals Limited (Materials, Chemicals)	8,589	14,785
Cholamandalam Financial Holdings Limited (Financials, Consumer Finance)	4,945	16,121
Cholamandalam Investment & Finance Company Limited (Financials, Consumer Finance)	15,323	28,923
Cipla Limited India (Health Care, Pharmaceuticals)	19,639	168,769
City Union Bank Limited (Financials, Banks)	35,149	63,352
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	60,524	113,597
Colgate-Palmolive Company India Limited (Consumer Staples, Personal Products)	5,128	94,599
Container Corporation of India Limited (Industrials, Transportation Infrastructure)	11,170	55,648
Coromandel International Limited (Materials, Chemicals)	5,437	46,444
CRISIL Limited (Financials, Capital Markets)	742	13,643
Crompton Greaves Consumer Electricals Limited (Consumer Discretionary, Household Durables)	16,168	48,108
Cummins India Limited (Industrials, Machinery)	5,185	25,902
Cyient Limited (Information Technology, Software)	5,223	13,767
Dabur India Limited (Consumer Staples, Personal Products)	26,642	164,855
Dalmia Bharat Limited (Materials, Construction Materials)	4,719	34,751
DCB Bank Limited (Financials, Banks)	10,895	8,994
Deepak Nitrite Limited (Materials, Chemicals)	3,106	20,529
Delta Corp Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	6,640	7,526
Divi’s Laboratories Limited (Health Care, Life Sciences Tools & Services)	5,341	169,015
DLF Limited (Real Estate, Real Estate Management & Development)	40,206	80,691
Dr. Lal Pathlabs Limited (Health Care, Health Care Providers & Services) 144A	1,099	22,304
Dr. Reddy’s Laboratories Limited (Health Care, Pharmaceuticals)	3,143	169,202
Dr. Reddy’s Laboratories Limited ADR (Health Care, Pharmaceuticals)	1,676	89,565
Edelweiss Financial Services Limited (Financials, Capital Markets)	24,737	15,239
Eicher Motors Limited (Industrials, Machinery)	670	147,107
EIH Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,484	4,829
Emami Limited (Consumer Staples, Personal Products)	6,372	16,457
Endurance Technologies Limited (Consumer Discretionary, Auto Components) 144A	1,688	16,257
Engineers India Limited (Industrials, Construction & Engineering)	11,156	9,376
Equitas Holdings Limited (Financials, Consumer Finance) †	14,659	8,275

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
India (continued)
Escorts Limited (Industrials, Machinery)	2,934	$35,128
Exide Industries Limited (Consumer Discretionary, Auto Components)	18,847	40,718
Federal Bank Limited (Financials, Banks)	88,196	52,691
Finolex Cables Limited (Industrials, Electrical Equipment)	4,588	12,937
Finolex Industries Limited (Materials, Chemicals)	2,781	15,673
Fortis Healthcare Limited (Health Care, Health Care Providers & Services) †	21,452	32,813
Future Retail Limited (Consumer Discretionary, Multiline Retail) †	13,710	15,409
Futures Lifestyle Fashions Limited (Consumer Discretionary, Specialty Retail)	3,577	7,239
Gail India Limited (Utilities, Gas Utilities)	70,636	86,522
Galaxy Surfactants Limited (Materials, Chemicals)	689	12,286
Gillette India Limited (Consumer Staples, Personal Products)	270	17,227
GlaxoSmithKline Pharmaceuticals Limited (Health Care, Pharmaceuticals)	1,649	29,880
Glenmark Pharmaceuticals Limited (Health Care, Pharmaceuticals)	5,961	27,981
GMR Infrastructure Limited (Industrials, Transportation Infrastructure) †	46,571	11,698
Godrej Consumer Products Limited (Consumer Staples, Personal Products)	15,677	131,672
Godrej Industries Limited (Industrials, Industrial Conglomerates)	12,004	50,813
Godrej Properties Limited (Real Estate, Real Estate Management & Development) †	4,870	44,525
Grasim Industries Limited (Materials, Construction Materials)	13,335	104,268
Grindwell Norton Limited (Industrials, Machinery)	2,561	17,942
Gujarat Gas Limited (Utilities, Gas Utilities)	9,910	31,525
Gujarat State Petronet Limited (Utilities, Gas Utilities)	12,079	31,598
Hatsun Agro Products Limited (Consumer Staples, Food Products)	2,477	17,127
Havells India Limited (Industrials, Electrical Equipment)	8,905	58,633
HCL Technologies Limited (Information Technology, IT Services)	47,362	345,668
HDFC Asset Management Company Limited (Financials, Capital Markets) 144A	1,690	56,644
HDFC Bank Limited (Financials, Banks)	174,733	2,212,496
HDFC Life Insurance Company Limited (Financials, Insurance) †	40,499	281,085
Hemisphere Properties India Limited (Real Estate, Real Estate Management & Development) †(a)‡	5,373	11,852
Hero Motorcorp Limited (Consumer Discretionary, Automobiles)	4,629	145,179
Hexaware Technologies Limited (Information Technology, IT Services)	4,998	16,797
Hindalco Industries Limited (Materials, Metals & Mining)	55,490	102,296
Hindustan Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	27,127	70,043
Hindustan Unilever Limited (Consumer Staples, Household Products)	29,883	815,265
Honeywell Automation India Limited (Information Technology, Electronic Equipment, Instruments & Components)	89	31,876
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	69,694	1,537,539
ICICI Bank Limited (Financials, Banks)	238,639	1,044,316
ICICI Lombard General Insurance Company Limited (Financials, Insurance) 144A	8,276	142,815
ICICI Prudential Life Insurance Company Limited (Financials, Insurance) 144A	16,237	84,634
Idea Cellular Limited (Communication Services, Wireless Telecommunication Services) †	404,713	35,251
IDFC Bank Limited (Financials, Banks) †	53,820	15,851
IIFL Holdings Limited (Financials, Capital Markets)	3,675	3,080
Indiabulls Housing Finance Limited (Financials, Thrifts & Mortgage Finance)	12,887	21,044
Indiabulls Ventures Limited (Financials, Capital Markets)	10,546	9,919
Indian Energy Exchange Limited (Financials, Capital Markets)	8,853	19,227
Indian Hotels Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	24,256	24,338
Indian Oil Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	78,094	86,191
Indraprastha Gas Limited (Utilities, Gas Utilities)	10,921	68,036
Info Edge India Limited (Communication Services, Interactive Media & Services)	3,410	121,424
Infosys Limited (Information Technology, IT Services)	152,304	1,396,870
Infosys Limited ADR (Information Technology, IT Services)	18,717	170,325
Interglobe Aviation Limited (Industrials, Airlines)	4,599	59,042
Ipca Laboratories Limited (Health Care, Pharmaceuticals)	3,218	63,495
ITC Limited (Consumer Staples, Tobacco)	281,850	736,155
Jindal Steel & Power Limited (Materials, Metals & Mining) †	16,951	27,337
JK Cement Limited (Materials, Construction Materials)	1,432	22,185
JM Financial Limited (Financials, Capital Markets)	13,655	11,668
JSW Energy Limited (Utilities, Independent Power & Renewable Electricity Producers)	11,153	5,910
JSW Steel Limited (Materials, Metals & Mining)	54,557	133,336
Jubilant Foodworks Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,253	71,281
Jubilant Organosys Limited (Health Care, Pharmaceuticals)	3,371	19,774
Jyothy Laboratories Limited (Consumer Staples, Household Products)	4,320	6,069
Kajaria Ceramics Limited (Industrials, Building Products)	5,312	24,064

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

	Shares	Value
India (continued)
Kalpataru Power Transmission Limited (Industrials, Construction & Engineering)	4,907	$13,342
Kansai Nerolac Paints Limited (Materials, Chemicals)	6,146	29,663
Karur Vysya Bank Limited (Financials, Banks)	19,684	6,039
KEC International Limited (Industrials, Construction & Engineering)	7,573	19,772
Kotak Mahindra Bank Limited (Financials, Banks)	54,924	893,614
KRBL Limited (Consumer Staples, Food Products)	6,826	17,008
L&T Finance Holdings Limited (Financials, Diversified Financial Services)	26,577	19,247
L&T Technology Services Limited (Industrials, Professional Services) 144A	1,033	16,057
Larsen & Toubro Infotech Limited (Information Technology, IT Services) 144A	2,190	52,214
Larsen & Toubro Limited (Industrials, Construction & Engineering)	45,966	568,951
LIC Housing Finance Limited (Financials, Thrifts & Mortgage Finance)	10,503	33,460
Lupin Limited (Health Care, Pharmaceuticals)	8,074	93,099
Mahanagar Gas Limited (Utilities, Gas Utilities)	2,225	28,660
Mahindra & Mahindra Financial Services Limited (Financials, Consumer Finance)	10,600	19,752
Mahindra & Mahindra Limited (Consumer Discretionary, Automobiles)	28,089	162,878
Manappuram Finance Limited (Financials, Consumer Finance)	12,343	20,569
Marico Limited (Consumer Staples, Personal Products)	50,875	231,987
Maruti Suzuki India Limited (Consumer Discretionary, Automobiles)	4,119	306,681
Max Financial Services Limited (Financials, Insurance) †	8,955	57,033
Minda Industries Limited (Consumer Discretionary, Auto Components)	4,656	17,922
Mindtree Limited (Information Technology, IT Services)	3,285	38,930
Motherson Sumi Systems Limited (Consumer Discretionary, Auto Components)	53,628	67,933
Motilal Oswal Financial Services Limited (Financials, Capital Markets)	2,094	14,487
Mphasis Limited (Information Technology, IT Services)	3,915	44,592
MRF Limited (Consumer Discretionary, Auto Components)	143	111,942
Multi Commodity Exchange of India Limited (Financials, Capital Markets)	2,238	39,467
Muthoot Finance Limited (Financials, Consumer Finance)	5,956	68,175
Natco Pharma Limited (Health Care, Pharmaceuticals)	4,333	33,276
National Aluminum Company Limited (Materials, Metals & Mining)	4,063	1,583
Navin Fluorine International Limited (Materials, Chemicals)	1,373	28,482
Nestle India Limited (Consumer Staples, Food Products)	1,537	357,802
NHPC Limited (Utilities, Independent Power & Renewable Electricity Producers)	26,287	6,813
NIIT Technologies Limited (Information Technology, IT Services)	829	15,948
NMDC Limited (Materials, Metals & Mining)	21,026	22,641
NTPC Limited (Utilities, Independent Power & Renewable Electricity Producers)	166,594	216,111
Oberoi Realty Limited (Real Estate, Real Estate Management & Development)	5,780	24,609
Oil & Natural Gas Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	86,253	95,325
Oil India Limited (Energy, Oil, Gas & Consumable Fuels)	14	16
Oracle Financials Services Limited (Information Technology, Software)	1,060	35,035
Orient Electric Limited (Industrials, Electrical Equipment)	5,302	11,889
Page Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	199	49,787
Persistent Systems Limited (Information Technology, IT Services)	2,663	18,548
Petronet LNG Limited (Energy, Oil, Gas & Consumable Fuels)	29,113	97,448
Pfizer Limited (Health Care, Pharmaceuticals)	710	37,912
Phoenix Mills Limited (Real Estate, Real Estate Management & Development)	3,382	23,520
PI Industries Limited (Materials, Chemicals)	2,519	51,437
Pidilite Industries Limited (Materials, Chemicals)	12,776	248,996
Piramal Enterprises Limited (Health Care, Pharmaceuticals)	5,438	69,890
Polycab India Limited (Industrials, Electrical Equipment)	3,021	27,254
Power Finance Corporation Limited (Financials, Diversified Financial Services)	37,114	37,060
Power Grid Corporation of India Limited (Utilities, Electric Utilities)	87,463	182,541
Prestige Estates Projects Limited (Real Estate, Real Estate Management & Development)	7,296	15,184
Procter & Gamble Health Limited (Health Care, Pharmaceuticals)	292	15,884
Procter & Gamble Hygiene & Healthcare Limited (Consumer Staples, Personal Products)	377	49,383
Punjab National Bank (Financials, Banks) †	42,961	15,293
PVR Limited (Communication Services, Entertainment)	1,508	18,027
Quess Corporation Limited (Industrials, Professional Services) 144A†	3,247	9,485
Rajesh Exports Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,587	23,161
Ratnamani Metals & Tubes Limited (Materials, Metals & Mining)	1,802	20,875
RBL Bank Limited (Financials, Banks) 144A	21,539	34,634
REC Limited (Financials, Diversified Financial Services)	32,517	38,163
Relaxo Footwears Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,186	46,490
Reliance Nippon Life Asset Management Limited (Financials, Diversified Financial Services)	6,075	20,672

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
India (continued)
Sanofi India Limited (Health Care, Pharmaceuticals) †	339	$34,664
SBI Life Insurance Company Limited (Financials, Insurance) 144A†	13,944	142,198
Schaeffler India Limited (Industrials, Machinery) †	386	16,361
Shree Cement Limited (Materials, Construction Materials)	809	223,672
Shriram City Union Finance Limited (Financials, Consumer Finance)	960	8,121
Shriram Transport Finance Company Limited (Financials, Consumer Finance)	6,983	53,279
Siemens India Limited (Industrials, Industrial Conglomerates)	3,108	44,942
SKF India Limited (Industrials, Machinery)	1,229	23,534
Solar Industries India Limited (Materials, Chemicals)	821	9,701
SRF Limited (Materials, Chemicals)	1,023	47,266
State Bank of India (Financials, Banks) †	134,321	288,737
Strides Shasun Limited (Health Care, Pharmaceuticals)	3,283	17,341
Sun Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	36,208	227,665
Sun TV Network Limited (Communication Services, Media)	2,178	11,118
Sundaram Finance Limited (Financials, Consumer Finance)	4,367	73,282
Sundram Fasteners Limited (Consumer Discretionary, Auto Components)	6,018	24,413
Sunteck Realty Limited (Real Estate, Real Estate Management & Development)	6,138	12,828
Supreme Industries Limited (Materials, Chemicals)	2,888	39,030
Syngene International Limited (Health Care, Life Sciences Tools & Services) 144A	4,414	20,863
Tata Chemicals Limited (Materials, Chemicals)	5,234	21,248
Tata Communications Limited (Communication Services, Diversified Telecommunication Services)	5,374	34,034
Tata Consultancy Services Limited (Information Technology, IT Services)	46,574	1,218,409
Tata Elxsi Limited (Information Technology, Software)	1,590	16,133
Tata Motors Limited (Consumer Discretionary, Automobiles) †	75,905	87,267
Tata Power Company Limited (Utilities, Electric Utilities)	13,371	6,473
Tata Steel Limited (Materials, Metals & Mining)	27,654	108,228
Tata Tea Limited (Consumer Staples, Food Products)	17,806	86,913
TeamLease Services Limited (Industrials, Professional Services) †	698	13,746
Tech Mahindra Limited (Information Technology, IT Services)	33,410	234,961
The Great Eastern Shipping Company Limited (Energy, Oil, Gas & Consumable Fuels)	2,149	5,596
The Ramco Cements Limited (Materials, Construction Materials)	7,174	57,447
Thermax India Limited (Industrials, Machinery)	2,310	21,754
Titan Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	14,368	169,805
Torrent Pharmaceuticals Limited (Health Care, Pharmaceuticals)	1,682	52,601
Torrent Power Limited (Utilities, Electric Utilities)	5,093	21,482
Trent Limited (Consumer Discretionary, Multiline Retail)	9,964	62,075
TTK Prestige Limited (Consumer Discretionary, Household Durables)	158	9,770
Tube Investments of India Limited (Consumer Discretionary, Auto Components)	2,332	11,377
TVS Motor Company Limited (Consumer Discretionary, Automobiles)	7,883	35,198
Ujjivan Financial Services Limited (Financials, Consumer Finance)	4,325	9,882
Ultra Tech Cement Limited (Materials, Construction Materials)	5,442	282,255
United Breweries Limited (Consumer Staples, Beverages)	3,612	45,714
United Spirits Limited (Consumer Staples, Beverages) †	13,306	104,750
UPL Limited (Materials, Chemicals)	23,093	124,443
V-Guard Industries Limited (Industrials, Electrical Equipment)	8,599	20,207
Varun Beverages Limited (Consumer Staples, Beverages)	4,088	34,238
Vedanta Limited (Materials, Metals & Mining)	46,958	57,402
Vinati Organics Limited (Materials, Chemicals)	1,074	14,475
VIP Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,970	8,594
Voltas Limited (Industrials, Construction & Engineering)	8,772	55,790
Wabco India Limited (Consumer Discretionary, Auto Components)	181	16,606
Whirlpool of India Limited (Consumer Discretionary, Household Durables)	1,273	32,858
Wipro Limited (Information Technology, IT Services)	102,480	288,565
Yes Bank Limited (Financials, Banks)	113,997	40,478
Zee Entertainment Enterprises Limited (Communication Services, Media)	31,638	77,132
		27,700,548

Indonesia : 1.81%
PT Ace Hardware Incorporated Indonesia Tbk (Consumer Discretionary, Specialty Retail)	286,100	30,479
PT Adaro Energy Tbk (Energy, Oil, Gas & Consumable Fuels)	544,400	41,147
PT AKR Corporindo Tbk (Industrials, Trading Companies & Distributors)	48,500	7,825
PT Aneka Tambang Tbk (Materials, Metals & Mining)	1,200	44

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

	Shares	Value
Indonesia (continued)
PT Astra International Tbk (Consumer Discretionary, Automobiles)	801,600	$262,333
PT Asuransi Kresna Mitra Tbk (Financials, Insurance) †	6,600	495
PT Bank Central Asia Tbk (Financials, Banks)	449,800	800,368
PT Bank Mandiri Persero Tbk (Financials, Banks)	758,500	233,090
PT Bank Negara Indonesia Persero Tbk (Financials, Banks)	293,400	77,227
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk (Financials, Banks)	65,700	3,423
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	2,401,400	486,247
PT Bank Tabungan Negara Persero Tbk (Financials, Banks)	35,700	1,865
PT Bank Tabungan Pensiunan Nasional Syariah Tbk (Financials, Banks)	73,200	14,473
PT Bank Tabungan Pensiunan Nasional Tbk (Financials, Banks) †	446,081	56,267
PT Bayan Resources Group Tbk (Energy, Oil, Gas & Consumable Fuels)	10,952	10,832
PT Bumi Serpong Damai Tbk (Real Estate, Real Estate Management & Development) †	262,300	11,437
PT Charoen Pokphand Indonesia Tbk (Consumer Staples, Food Products)	331,900	131,619
PT Ciputra Development Tbk (Real Estate, Real Estate Management & Development)	280,400	11,087
PT Gudang Garam Tbk (Consumer Staples, Tobacco)	16,700	55,799
PT Hanjaya Mandala Sampoerna Tbk (Consumer Staples, Tobacco)	274,200	36,527
PT Hanson International Tbk (Real Estate, Real Estate Management & Development) †(a)‡	10,045,000	34,377
PT Indocement Tunggal Prakarsa Tbk (Materials, Construction Materials)	81,800	67,899
PT Indofood CBP Sukses Makmur Tbk (Consumer Staples, Food Products)	91,400	51,112
PT Indofood Sukses Makmur Tbk (Consumer Staples, Food Products)	181,600	71,666
PT Jasa Marga (Persero) Tbk (Industrials, Transportation Infrastructure)	68,600	16,705
PT Kalbe Farma Tbk (Health Care, Pharmaceuticals)	867,100	84,107
PT Lippo Karawaci Terbuka Tbk (Real Estate, Real Estate Management & Development) †	1,921,800	24,253
PT Mayora Indah Tbk (Consumer Staples, Food Products)	121,087	18,239
PT Media Nusantara Citra Tbk (Communication Services, Media)	153,500	8,948
PT Merdeka Copper Gold Tbk (Materials, Metals & Mining) †	147,800	13,136
PT Mitra Adiperkasa Tbk (Consumer Discretionary, Multiline Retail)	237,000	11,780
PT Mitra Keluarga Karyasehat Tbk (Health Care, Health Care Providers & Services)	227,600	36,942
PT Perusahaan Gas Negara Persero Tbk (Utilities, Gas Utilities)	327,300	19,342
PT Pollux Properti Indonesia Tbk (Real Estate, Real Estate Management & Development) †	64,382	34,500
PT Samudra Tbk (Energy, Energy Equipment & Services) †	1,288,600	5,468
PT Semen Gresik Persero Tbk (Materials, Construction Materials)	114,000	76,628
PT Sumber Alfaria Trijaya Tbk (Consumer Staples, Food & Staples Retailing)	1,124,542	70,043
PT Summarecon Agung Tbk (Real Estate, Real Estate Management & Development)	280,300	8,934
PT Surya Citra Media Tbk (Communication Services, Media)	132,100	9,054
PT Tambang Batubara Bukit Asam Tbk (Energy, Oil, Gas & Consumable Fuels)	143,800	19,245
PT Telekomunikasi Indonesia Persero Tbk (Communication Services, Diversified Telecommunication Services)	2,004,800	432,627
PT Tower Bersama Infrastructure Tbk (Communication Services, Diversified Telecommunication Services)	356,200	25,837
PT Transcoal Pacific Tbk (Industrials, Marine)	43,400	15,463
PT Ultrajaya Milk Industry & Trading Company Tbk (Consumer Staples, Food Products)	147,397	15,344
PT Unilever Indonesia Tbk (Consumer Staples, Household Products)	223,000	118,505
PT United Tractors Tbk (Energy, Oil, Gas & Consumable Fuels)	58,000	62,427
PT Waskita Karya Persero Tbk (Industrials, Construction & Engineering)	22,500	943
PT Wijaya Karya Persero Tbk (Industrials, Construction & Engineering)	77,200	5,750
PT XL Axiata Tbk (Communication Services, Wireless Telecommunication Services)	132,500	23,518
		3,655,376

Malaysia : 2.36%
AFFIN Bank Bhd (Financials, Banks) †	78,300	28,646
AirAsia Bhd (Industrials, Airlines)	99,500	15,857
Alliance Financial Group Bhd (Financials, Banks)	50,000	24,192
AMMB Holdings Bhd (Financials, Banks)	73,200	53,487
Asiatic Development Bhd (Consumer Staples, Food Products)	16,500	38,416
Astro Malaysia Holdings Bhd (Communication Services, Media)	66,900	15,288
Axiata Group Bhd (Communication Services, Wireless Telecommunication Services)	116,800	102,035
Batu Kawan Bhd (Materials, Chemicals)	9,793	31,514
Berjaya Sports Toto Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	37,500	19,009
Boustead Holdings Bhd (Industrials, Industrial Conglomerates) †	127,800	20,493
British American Tobacco Malaysia Bhd (Consumer Staples, Tobacco)	6,800	17,339
Bursa Malaysia Bhd (Financials, Capital Markets)	23,400	41,222

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Malaysia (continued)
Carlsberg Brewery Malaysia Bhd (Consumer Staples, Beverages)	7,300	$48,625
CIMB Group Holdings Bhd (Financials, Banks)	259,400	225,361
Dialog Group Bhd (Energy, Energy Equipment & Services)	208,000	191,272
Digi.com Bhd (Communication Services, Wireless Telecommunication Services)	93,300	97,564
Felda Global Ventures Holdings Bhd (Consumer Staples, Food Products) †	89,300	21,000
Fraser & Neave Holdings Bhd (Consumer Staples, Beverages)	5,200	38,940
Gamuda Bhd (Industrials, Construction & Engineering)	79,200	71,218
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	102,800	94,782
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	139,900	74,762
HAP Seng Consolidated Bhd (Industrials, Industrial Conglomerates)	19,300	33,270
Hartalega Holdings Bhd (Health Care, Health Care Equipment & Supplies)	74,600	215,574
Heineken Malaysia Bhd (Consumer Staples, Beverages)	7,700	41,149
Hong Leong Bank Bhd (Financials, Banks)	30,200	94,615
Hong Leong Financial Group Bhd (Financials, Banks)	15,800	48,801
IGB REIT Bhd (Real Estate, Equity REITs)	65,600	26,406
IHH Healthcare Bhd (Health Care, Health Care Providers & Services)	107,200	134,160
IJM Corporation Bhd (Industrials, Construction & Engineering)	99,700	44,170
Inari Amertron Bhd (Information Technology, Electronic Equipment, Instruments & Components)	99,800	34,423
IOI Corporation Bhd (Consumer Staples, Food Products)	103,100	107,984
IOI Properties Group Bhd (Real Estate, Real Estate Management & Development)	69,600	17,323
Kossan Rubber Industries Bhd (Health Care, Health Care Equipment & Supplies)	21,400	42,905
Kuala Lumpur Kepong Bhd (Consumer Staples, Food Products)	16,100	81,560
LPI Capital Bhd (Financials, Insurance)	7,458	22,658
Magnum Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	40,600	21,035
Malayan Banking Bhd (Financials, Banks)	199,600	344,837
Malaysia Airports Holdings Bhd (Industrials, Transportation Infrastructure)	47,200	54,400
Malaysia Building Society Bhd (Financials, Thrifts & Mortgage Finance)	131,500	19,988
Maxis Bhd (Communication Services, Wireless Telecommunication Services)	64,400	78,155
MISC Bhd (Industrials, Marine)	56,700	108,479
MyEG Services Bhd (Information Technology, IT Services)	122,700	38,228
Nestle Malaysia Bhd (Consumer Staples, Food Products)	2,400	76,860
Oriental Holdings Bhd (Consumer Discretionary, Automobiles)	14,645	19,070
Pentamaster Corporation Bhd (Industrials, Machinery) †	18,100	21,443
Petronas Chemicals Group Bhd (Materials, Chemicals)	110,300	160,274
Petronas Dagangan Bhd (Energy, Oil, Gas & Consumable Fuels)	12,800	69,207
Petronas Gas Bhd (Utilities, Gas Utilities)	25,000	109,423
PPB Group Bhd (Consumer Staples, Food Products)	27,300	109,139
Press Metal Bhd (Materials, Metals & Mining)	84,200	73,066
Ql Resources Bhd (Consumer Staples, Food Products)	33,060	76,884
RHB Bank Bhd (Financials, Banks)	79,600	87,444
Sapurakencana Petroleum Bhd (Energy, Energy Equipment & Services)	520,200	11,467
Scientex Bhd (Materials, Chemicals)	13,400	25,552
Serba Dinamik Holdings Bhd (Energy, Energy Equipment & Services)	67,450	25,075
Sime Darby Bhd (Industrials, Industrial Conglomerates)	126,800	61,110
Sime Darby Plantation Bhd (Consumer Staples, Food Products)	103,700	118,561
Sime Darby Property Bhd (Real Estate, Real Estate Management & Development)	115,900	18,151
SP Setia Bhd (Real Estate, Real Estate Management & Development)	68,300	15,051
Sunway Bhd (Real Estate, Real Estate Management & Development)	78,950	24,390
Sunway REIT Bhd (Real Estate, Equity REITs)	49,500	18,226
Telecom Malaysia Bhd (Communication Services, Diversified Telecommunication Services)	65,800	63,859
Tenaga Nasional Bhd (Utilities, Electric Utilities)	104,200	270,367
TIME dotCom Bhd (Communication Services, Diversified Telecommunication Services)	13,100	32,179
Top Glove Corporation Bhd (Health Care, Health Care Equipment & Supplies)	70,100	214,891
United Plantations Bhd (Consumer Staples, Food Products)	7,074	21,446
VS Industry Bhd (Information Technology, Electronic Equipment, Instruments & Components)	64,175	13,112
Westports Holdings Bhd (Industrials, Transportation Infrastructure)	47,700	43,862
Yinson Holdings Bhd (Energy, Energy Equipment & Services)	38,300	49,430
YTL Corporation Bhd (Utilities, Multi-Utilities)	194,962	46,719
YTL Power International Bhd (Utilities, Multi-Utilities)	82,300	13,182
		4,770,582

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

	Shares	Value
Mexico : 2.53%
Alsea SAB de CV (Consumer Discretionary, Hotels, Restaurants & Leisure) †	22,774	$19,216
America Movil SAB de CV Series L (Communication Services, Wireless Telecommunication Services)	1,357,123	902,117
Arca Continental SAB de CV (Consumer Staples, Beverages)	21,667	96,764
Banco del Bajio SA (Financials, Banks) 144A	54,200	49,423
Banco Santander Mexico SA (Financials, Banks)	89,278	58,782
Becle SAB de CV ADR (Consumer Staples, Beverages)	24,200	41,569
Cemex SAB de CV ADR (Materials, Construction Materials)	63,563	152,551
CFE Capital S de RL de CV (Utilities, Electric Utilities)	30,577	29,302
Coca-Cola Femsa SAB de CV (Consumer Staples, Beverages)	24,428	107,519
Controladora Vuela Compania de Aviacion SAB de CV Class A (Industrials, Airlines) †	30,800	15,487
Corporacion Inmobiliaria Vesta SAB de CV (Real Estate, Real Estate Management & Development)	23,800	32,510
El Puerto de Liverpool SAB de CV (Consumer Discretionary, Multiline Retail)	8,233	20,569
Fibra Uno Administracion SAB de CV (Real Estate, Equity REITs)	153,653	117,867
Fomento Economico Mexicano SAB de CV (Consumer Staples, Beverages)	100,628	680,882
Genomma Lab Internacional SAB de CV Class B (Health Care, Pharmaceuticals) †	40,093	36,939
Gentera SAB de CV (Financials, Consumer Finance)	55,048	22,938
GMexico Transportes SAB de CV (Industrials, Road & Rail) 144A	28,400	32,019
Gruma SAB de CV Class B (Consumer Staples, Food Products)	9,950	98,721
Grupo Aeroportuario del Centro Norte SAB de CV (Industrials, Transportation Infrastructure)	17,410	76,669
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation Infrastructure)	19,215	127,901
Grupo Aeroportuario del Sureste SAB de CV Class B (Industrials, Transportation Infrastructure)	8,545	88,758
Grupo Carso SAB de CV (Industrials, Industrial Conglomerates)	20,701	47,863
Grupo Cementos de Chihuahua SAB de CV (Materials, Construction Materials)	10,300	36,895
Grupo Comercial Chedraui SAB de CV (Consumer Staples, Food & Staples Retailing)	14,644	18,035
Grupo Elektra SAB de CV (Financials, Banks)	2,674	157,979
Grupo Financiero Banorte SAB de CV (Financials, Banks)	127,800	389,316
Grupo Financiero Inbursa SAB de CV (Financials, Banks)	136,700	93,457
Grupo Lala SAB de CV (Consumer Staples, Food Products)	29,467	15,867
Grupo Mexico SAB de CV Series B (Materials, Metals & Mining)	143,000	308,062
Grupo Televisa SAB ADR (Communication Services, Media)	22,997	135,682
Industrias Bachoco SAB de CV Series B (Consumer Staples, Food Products)	9,355	28,633
Industrias CH SAB de CV Series B (Materials, Metals & Mining)	5,305	18,821
Industrias Penoles SAB de CV (Materials, Metals & Mining)	4,143	39,180
Infraestructura Energetica Nova SAB de CV (Utilities, Gas Utilities)	24,100	68,688
Macquarie Mexico Real Estate Management SA de CV (Real Estate, Equity REITs) 144A	31,205	33,310
Orbia Advance Corporation SAB de CV (Materials, Chemicals)	45,924	66,749
PLA Administradora Industrial S de RL de CV (Real Estate, Equity REITs)	36,904	46,116
Prologis Property Mexico SA de CV (Real Estate, Equity REITs)	20,094	38,213
Promotora y Operadora de Infraestructura SAB de CV (Industrials, Transportation Infrastructure) †	6,784	51,251
Regional SAB de CV (Financials, Banks) †	12,800	35,679
Telesites SAB de CV (Communication Services, Diversified Telecommunication Services) †	155,300	100,361
Walmart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	232,739	582,517
		5,121,177

Netherlands : 0.06%
X5 Retail Group NV GDR (Consumer Staples, Food & Staples Retailing)	4,330	128,003

Philippines : 1.70%
Aboitiz Equity Ventures Incorporated (Industrials, Industrial Conglomerates)	101,000	85,508
Aboitiz Power Corporation (Utilities, Independent Power & Renewable Electricity Producers)	71,200	39,292
Alliance Global Group Incorporated (Industrials, Industrial Conglomerates) †	301,300	35,784
Altus San Nicolas Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure) †(a)‡	1,637	168
Ayala Corporation (Industrials, Industrial Conglomerates)	12,250	181,389
Ayala Land Incorporated (Real Estate, Real Estate Management & Development)	330,010	208,982
Bank of the Philippine Islands (Financials, Banks)	94,040	123,442
BDO Unibank Incorporated (Financials, Banks)	105,260	209,180
Bloomberry Resorts Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	203,500	24,997
China Banking Corporation (Financials, Banks)	78,318	29,254
Cosco Capital Incorporated (Consumer Staples, Food & Staples Retailing)	164,987	15,750
D&L Industries Incorporated (Materials, Chemicals)	81,600	7,335

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Philippines (continued)
DMCI Holdings Incorporated (Industrials, Industrial Conglomerates)	189,300	$14,744
Energy Development Corporation (Utilities, Independent Power & Renewable Electricity Producers) †(a)‡	231,800	31,459
First Gen Corporation (Utilities, Independent Power & Renewable Electricity Producers)	46,200	18,628
Globe Telecom Incorporated (Communication Services, Wireless Telecommunication Services)	1,210	54,838
Golden Bria Holdings Incorporated (Consumer Discretionary, Diversified Consumer Services) †	4,356	24,955
GT Capital Holdings Incorporated (Industrials, Industrial Conglomerates)	4,613	35,332
International Container Term Services Incorporated (Industrials, Transportation Infrastructure)	81,240	140,764
JG Summit Holdings (Industrials, Industrial Conglomerates)	199,220	191,969
Jollibee Foods Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	27,820	59,833
LT Group Incorporated (Industrials, Industrial Conglomerates)	152,261	23,759
MacroAsia Corporation (Industrials, Transportation Infrastructure) †	19,240	1,565
Manila Electric Company (Utilities, Electric Utilities)	10,290	57,635
Megaworld Corporation (Real Estate, Real Estate Management & Development)	520,400	29,361
Metro Pacific Investments Corporation (Financials, Diversified Financial Services)	595,100	34,093
Metropolitan Bank & Trust Company (Financials, Banks)	139,977	97,547
Philippine National Bank (Financials, Banks) †	62,020	26,342
Philippine Seven Corporation (Consumer Staples, Food & Staples Retailing)	3,792	9,514
PLDT Incorporated (Communication Services, Wireless Telecommunication Services)	5,170	128,669
Puregold Price Club Incorporated (Consumer Staples, Food & Staples Retailing)	44,010	40,031
Rizal Commercial Banking (Financials, Banks)	53,300	17,405
Robinsons Land Company (Real Estate, Real Estate Management & Development)	109,500	32,039
Robinsons Retail Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	23,570	31,533
San Miguel Corporation (Industrials, Industrial Conglomerates)	19,330	36,705
San Miguel Food & Beverage Incorporated (Consumer Staples, Food Products)	202,220	256,617
Security Bank Corporation (Financials, Banks)	25,510	41,334
Semirara Mining & Power Corporation (Energy, Oil, Gas & Consumable Fuels)	77,700	16,906
SM Investments Corporation (Industrials, Industrial Conglomerates)	28,265	512,220
SM Prime Holdings Incorporated (Real Estate, Real Estate Management & Development)	629,100	375,514
Universal Robina Corporation (Consumer Staples, Food Products)	39,240	101,531
Vista Land & Lifescapes Incorporated (Real Estate, Real Estate Management & Development)	183,200	11,778
Wilcon Depot Incorporated (Consumer Discretionary, Specialty Retail)	57,800	17,362
		3,433,063

Romania : 0.03%
NEPI Rockcastle plc (Real Estate, Real Estate Management & Development)	11,032	56,411

Russia : 4.20%
Aeroflot PJSC (Industrials, Airlines)	17,528	19,682
Alrosa PJSC (Materials, Metals & Mining)	108,450	102,248
Credit Bank of Moscow PJSC (Financials, Banks)	464,800	34,787
Detsky Mir PJSC (Consumer Discretionary, Multiline Retail)	16,280	22,830
Federal Grid Company Unified Energy System PJSC (Utilities, Electric Utilities)	8,270,000	21,701
Gazprom Neft PJSC (Energy, Oil, Gas & Consumable Fuels)	1,815	8,675
Gazprom PJSC (Energy, Oil, Gas & Consumable Fuels)	412,320	1,169,228
Inter Rao Ues PJSC (Utilities, Electric Utilities)	1,316,002	92,603
LSR Group PJSC (Real Estate, Real Estate Management & Development)	1,962	16,427
Lukoil PJSC (Energy, Oil, Gas & Consumable Fuels)	21,540	1,628,068
Magnit PJSC (Consumer Staples, Food & Staples Retailing)	3,711	198,181
Magnitogorsk Iron & Steel Works PJSC (Materials, Metals & Mining)	62,700	36,029
MMC Norilsk Nickel PJSC (Materials, Metals & Mining)	2,174	689,124
Mobile TeleSystems PJSC (Communication Services, Wireless Telecommunication Services)	31,974	145,583
Moscow Exchange MICEX-RTS PJSC (Financials, Capital Markets)	56,010	91,302
Nizhnekamskneftekhim PJSC (Materials, Chemicals) †	33,622	46,505
Novatek PJSC (Energy, Oil, Gas & Consumable Fuels)	59,437	877,018
Novolipetsk Steel PJSC (Materials, Metals & Mining)	39,060	76,047
Novorossiysk Commercial Sea Port PJSC (Industrials, Transportation Infrastructure)	213,700	28,866
PhosAgro PJSC (Materials, Chemicals)	1,627	64,887
PIK Group PJSC (Real Estate, Real Estate Management & Development)	10,299	55,860
Polyus PJSC (Materials, Metals & Mining)	1,011	167,246
Rosgosstrakh PJSC (Financials, Insurance) †	11,193,000	24,060

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

	Shares	Value
Russia (continued)
Rosneft Oil Company PJSC (Energy, Oil, Gas & Consumable Fuels)	103,250	$550,424
Rostelecom PJSC (Communication Services, Diversified Telecommunication Services)	36,890	43,159
Rushydro PJSC (Utilities, Electric Utilities)	4,887,000	48,252
RussNeft PJSC (Energy, Oil, Gas & Consumable Fuels) †	4,583	27,608
Safmar Financial Investment PJSC (Financials, Consumer Finance)	2,652	15,424
Sberbank of Russia PJSC (Financials, Banks)	357,370	1,029,084
Severstal PJSC (Materials, Metals & Mining)	6,922	91,809
Sistema PJSFC (Communication Services, Wireless Telecommunication Services)	118,600	25,936
Surgutneftegas PJSC (Energy, Oil, Gas & Consumable Fuels)	1,069,400	607,208
Tatneft PJSC (Energy, Oil, Gas & Consumable Fuels)	52,185	402,813
Unipro PJSC (Utilities, Independent Power & Renewable Electricity Producers)	366,000	14,257
United Wagon PJSC (Industrials, Road & Rail) †	2,994	10,241
VTB Bank PJSC (Financials, Banks)	17,390,000	8,908
		8,492,080

Singapore : 0.03%
BOC Aviation Limited (Industrials, Trading Companies & Distributors) 144A	9,300	51,333

South Africa : 2.09%
Absa Group Limited (Financials, Banks)	17,776	82,660
AECI Limited (Materials, Chemicals)	3,413	14,020
African Rainbow Minerals Limited (Materials, Metals & Mining)	2,623	25,359
Anglo American Platinum Limited (Materials, Metals & Mining)	1,787	113,309
Anglogold Ashanti Limited (Materials, Metals & Mining)	11,361	276,843
Aspen Pharmacare Holdings Limited (Health Care, Pharmaceuticals) †	10,478	83,827
Astral Foods Limited (Consumer Staples, Food Products)	1,418	12,476
Attacq Limited (Real Estate, Equity REITs)	206	56
Avi Limited (Consumer Staples, Food Products)	10,262	42,090
Barloworld Limited (Industrials, Trading Companies & Distributors)	7,617	29,227
Bid Corporation Limited (Consumer Staples, Food & Staples Retailing)	9,982	140,904
Capitec Bank Holdings Limited (Financials, Banks)	2,194	106,420
Clicks Group Limited (Consumer Staples, Food & Staples Retailing)	8,365	110,930
Coronation Fund Managers Limited (Financials, Capital Markets)	6,832	14,972
Dis-Chem Pharmacies Limited (Consumer Staples, Food & Staples Retailing)	14,306	15,062
Discovery Holdings Limited (Financials, Insurance)	14,242	80,104
Distell Group Holdings Limited (Consumer Staples, Beverages)	5,723	26,411
Equites Property Fund Limited (Real Estate, Equity REITs)	15,738	14,606
Exxaro Resources Limited (Energy, Oil, Gas & Consumable Fuels)	7,056	50,050
FirstRand Limited (Financials, Diversified Financial Services)	130,207	299,018
Fortress REIT Limited (Real Estate, Equity REITs)	39,452	24,936
Foschini Limited (Consumer Discretionary, Specialty Retail)	5,787	20,750
Gold Fields Limited (Materials, Metals & Mining)	21,484	165,817
Growthpoint Properties Limited (Real Estate, Equity REITs)	83,318	59,242
Harmony Gold Mining Company Limited (Materials, Metals & Mining) †	11,496	37,457
Hyprop Investments Limited (Real Estate, Equity REITs)	6,294	6,114
Impala Platinum Holdings Limited (Materials, Metals & Mining)	17,160	114,515
Imperial Holdings Limited (Consumer Discretionary, Distributors)	5,787	12,917
Investec Limited (Financials, Capital Markets)	9,408	16,548
Italtile Limited (Consumer Discretionary, Specialty Retail)	14,133	8,157
JSE Limited (Financials, Capital Markets)	2,829	19,261
KAP Industrial Holdings Limited (Industrials, Industrial Conglomerates)	81,620	10,086
Kumba Iron Ore Limited (Materials, Metals & Mining)	1,825	49,288
Liberty Holdings Limited (Financials, Insurance)	4,991	17,745
Life Healthcare Group Holdings Limited (Health Care, Health Care Providers & Services)	42,610	44,262
Momentum Metropolitan Holdings Limited (Financials, Insurance)	34,263	33,643
Motus Holdings Limited (Consumer Discretionary, Specialty Retail)	4,995	7,899
Mr Price Group Limited (Consumer Discretionary, Specialty Retail)	7,230	53,815
MTN Group Limited (Communication Services, Wireless Telecommunication Services)	41,700	129,267
MultiChoice Group Limited (Communication Services, Media) †	12,949	63,977
Nedbank Group Limited (Financials, Banks)	9,057	51,263
Netcare Limited (Health Care, Health Care Providers & Services)	38,334	31,079

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
South Africa (continued)
Northam Platinum Limited (Materials, Metals & Mining) †	11,990	$75,229
Pepkor Holdings Limited (Consumer Discretionary, Household Durables)	29,844	20,404
Pick’n Pay Stores Limited (Consumer Staples, Food & Staples Retailing)	14,125	42,885
PSG Group Limited (Financials, Diversified Financial Services)	6,637	61,133
Rand Merchant Investment Holdings Limited (Financials, Insurance)	39,218	60,996
Redefine Properties Limited (Real Estate, Equity REITs)	130,314	14,359
Remgro Limited (Financials, Diversified Financial Services)	17,923	141,653
Resilient REIT Limited (Real Estate, Equity REITs)	8,814	18,694
Reunert Limited (Industrials, Industrial Conglomerates)	6,113	15,125
RMB Holdings Limited (Financials, Diversified Financial Services)	27,509	83,789
Sanlam Limited (Financials, Insurance)	69,909	225,806
Santam Limited (Financials, Insurance)	1,591	24,474
Sappi Limited (Materials, Paper & Forest Products) †	19,591	28,273
Sasol Limited (Materials, Chemicals) †	8,923	46,719
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	18,358	108,221
Sibanye Stillwater Limited (Materials, Metals & Mining) †	39,371	72,301
SPAR Group Limited (Consumer Staples, Food & Staples Retailing)	6,113	61,115
Standard Bank Group Limited (Financials, Banks)	39,461	229,687
Super Group Limited (Consumer Staples, Food & Staples Retailing) †	9,010	8,701
Telkom SA SOC Limited (Communication Services, Diversified Telecommunication Services)	8,086	8,177
The Bidvest Group Limited (Industrials, Industrial Conglomerates)	11,453	99,416
Tiger Brands Limited (Consumer Staples, Food Products)	6,989	62,512
Truworths International Limited (Consumer Discretionary, Specialty Retail)	10,287	18,381
Tsogo Sun Gaming Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	6,505	794
Vodacom Group Limited (Communication Services, Wireless Telecommunication Services)	16,596	119,355
Vukile Property Fund Limited REIT (Real Estate, Equity REITs)	24,079	8,486
Wilson Bayly Holmes Ovcon Limited (Industrials, Construction & Engineering)	2,634	14,377
Woolworths Holdings Limited (Consumer Discretionary, Multiline Retail)	29,248	48,335
		4,235,779

South Korea : 14.87%
AfreecaTV Company Limited (Communication Services, Interactive Media & Services)	440	21,002
Alteogen Incorporated (Health Care, Biotechnology) †	420	82,356
Amorepacific Corporation (Consumer Staples, Personal Products)	1,338	176,738
Amorepacific Group (Consumer Staples, Personal Products)	1,497	70,196
Ananti Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure) †	2,182	18,382
BGF Retail Company Limited (Consumer Staples, Food & Staples Retailing)	217	29,262
BH Company Limited (Information Technology, Electronic Equipment, Instruments & Components) †	1,082	15,354
BNK Financial Group Incorporated (Financials, Banks)	13,681	56,319
Celltrion Incorporated (Health Care, Pharmaceuticals) †	4,554	788,517
Chabiotech Company Limited (Health Care, Health Care Providers & Services) †	1,528	25,074
Cheil Worldwide Incorporated (Communication Services, Media)	3,193	42,924
Chong Kun Dang Pharmaceutical Corporation (Health Care, Pharmaceuticals)	262	20,013
CJ Cheiljedang Corporation (Consumer Staples, Food Products)	339	81,467
CJ Corporation (Industrials, Industrial Conglomerates)	547	40,723
CJ ENM Company Limited (Consumer Discretionary, Internet & Direct Marketing Retail)	579	56,850
CJ Korea Express Corporation (Industrials, Road & Rail) †	612	79,723
Com2us Corporation (Communication Services, Entertainment)	375	32,171
Cosmax Incorporated (Consumer Staples, Personal Products)	266	19,045
Coway Company Limited (Consumer Discretionary, Household Durables)	1,920	103,394
CrystalGenomics Incorporated (Health Care, Biotechnology) †	1,968	19,711
Daeduck Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components) †	3,159	23,620
Daeduck Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,827	9,893
Daelim Industrial Company Limited (Industrials, Construction & Engineering)	1,261	94,362
Daesang Corporation (Consumer Staples, Food Products)	1,026	20,859
Daewoo Engineering & Construction Company Limited (Industrials, Construction & Engineering) †	8,706	27,040
Daewoo Shipbuilding & Marine Engineering Company Limited (Industrials, Machinery) †	1,345	23,805
Daewoong Company Limited (Health Care, Pharmaceuticals)	1,774	24,775
Daewoong Pharmaceutical Company (Health Care, Pharmaceuticals)	253	21,011
Daishin Securities Company Limited (Financials, Capital Markets)	1,227	9,854

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

	Shares	Value
South Korea (continued)
Daou Technology Incorporated (Financials, Capital Markets)	793	$11,764
DB HiTek Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,446	33,685
Dentium Company Limited (Health Care, Health Care Equipment & Supplies) †	383	12,674
DGB Financial Group Incorporated (Financials, Banks)	8,036	34,297
Dong-A ST Company Limited (Health Care, Pharmaceuticals)	243	17,059
Dongbu Insurance Company Limited (Financials, Insurance)	2,450	86,146
Dongjin Semichem Company Limited (Materials, Chemicals)	1,389	20,190
Dongsuh Company Incorporated (Consumer Staples, Food & Staples Retailing)	2,019	27,276
Doosan Bobcat Incorporated (Industrials, Machinery)	1,851	35,554
Doosan Corporation (Industrials, Industrial Conglomerates)	1	30
Doosan Heavy Industries & Construction Company Limited (Industrials, Electrical Equipment) †	4,852	16,865
Doosan Infracore Company Limited (Industrials, Machinery) †	4,965	20,960
DoubleUGames Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	503	27,260
Douzone Bizon Company Limited (Information Technology, Software)	867	84,303
E-MART Incorporated (Consumer Staples, Food & Staples Retailing)	791	72,759
Ecopro BM Company Limited (Industrials, Electrical Equipment)	291	28,290
EO Technics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	302	21,577
F&F Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	361	29,070
Fila Korea Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,946	60,738
G-treeBNT Company Limited (Health Care, Biotechnology) †	672	14,016
Genexine Company Limited (Health Care, Biotechnology) †	720	43,936
Grand Korea Leisure Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,005	12,156
Green Cross Corporation (Health Care, Biotechnology)	228	26,046
Green Cross Holdings Corporation (Health Care, Biotechnology)	1,350	23,342
GS Engineering & Construction Corporation (Industrials, Construction & Engineering)	2,990	69,216
GS Holdings Corporation (Energy, Oil, Gas & Consumable Fuels)	3,821	116,626
GS Home Shopping Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	196	18,913
GS Retail Company Limited (Consumer Staples, Food & Staples Retailing)	1,140	39,286
Hana Financial Group Incorporated (Financials, Banks)	13,013	314,416
Hana Tour Service Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	395	13,023
Hanall Biopharma Company Limited (Health Care, Pharmaceuticals) †	1,539	33,439
Handsome Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	943	23,081
Hanjin Kal Corporation (Industrials, Airlines)	1,160	81,027
Hankook Tire Company Limited (Consumer Discretionary, Auto Components)	3,340	63,481
Hanmi Pharm Company Limited (Health Care, Pharmaceuticals)	259	49,751
Hanmi Science Company Limited (Health Care, Pharmaceuticals)	1,366	30,398
Hanon Systems (Consumer Discretionary, Auto Components)	6,589	51,954
Hansol Chemical Company Limited (Materials, Chemicals)	375	29,645
Hanssem Company Limited (Consumer Discretionary, Household Durables)	678	46,400
Hanwha Chem Corporation (Materials, Chemicals)	4,424	58,064
Hanwha Corporation (Industrials, Industrial Conglomerates)	1,983	32,361
Hanwha Life Insurance Company Limited (Financials, Insurance)	18,381	22,747
Hanwha Techwin Company Limited (Industrials, Aerospace & Defense) †	1,393	27,467
Harim Holdings Company Limited (Consumer Staples, Food Products)	3,063	17,609
HDC Holdings Company Limited (Industrials, Construction & Engineering)	1,892	14,560
HDC Hyundai Development Co-Engineering & Construction (Industrials, Construction & Engineering)	1,875	30,295
Hite Jinro Company Limited (Consumer Staples, Beverages)	1,387	40,350
HLB Life Science Company Limited (Health Care, Health Care Providers & Services) †	1,683	25,301
Hotel Shilla Company Limited (Consumer Discretionary, Specialty Retail)	1,402	90,108
Hugel Incorporated (Health Care, Biotechnology) †	112	33,462
Hyosung Corporation (Materials, Chemicals)	377	20,559
Hyundai Department Store Company Limited (Consumer Discretionary, Multiline Retail)	720	37,298
Hyundai Elevator Company (Industrials, Machinery)	776	39,798
Hyundai Engineering & Construction Company Limited (Industrials, Construction & Engineering)	2,945	81,666
Hyundai Glovis Company Limited (Industrials, Air Freight & Logistics)	842	77,094
Hyundai Greenfood Company Limited (Consumer Staples, Food & Staples Retailing)	2,811	18,879
Hyundai Heavy Industries Company Limited (Industrials, Machinery)	382	83,813
Hyundai Home Shopping Network Corporation (Consumer Discretionary, Internet & Direct Marketing Retail)	358	19,417
Hyundai Marine & Fire Insurance Company Limited (Financials, Insurance)	3,050	59,898
Hyundai Merchant Marine Company Limited (Industrials, Marine) †	11,199	42,929
Hyundai Mipo Dockyard Company Limited (Industrials, Machinery)	1,024	28,269

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
South Korea (continued)
Hyundai Mobis Company (Consumer Discretionary, Auto Components)	2,814	$451,188
Hyundai Motor Company (Consumer Discretionary, Automobiles)	6,305	501,300
Hyundai Rotem Company (Industrials, Machinery) †	2,215	28,273
Hyundai Steel Company (Materials, Metals & Mining)	3,775	67,033
Hyundai Wia Corporation (Consumer Discretionary, Auto Components)	616	18,704
Iljin Materials Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	803	30,426
Industrial Bank of Korea (Financials, Banks)	12,030	80,800
Innocean Worldwide Incorporated (Communication Services, Media)	263	11,002
JB Financial Group Company Limited (Financials, Banks)	6,557	25,248
JYP Entertainment Corporation (Communication Services, Entertainment)	1,101	20,430
Kakao Corporation (Communication Services, Interactive Media & Services)	2,458	524,937
Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,279	84,060
KB Financial Group Incorporated (Financials, Banks)	20,261	552,945
KEPCO Plant Service & Engineering Company Limited (Industrials, Commercial Services & Supplies)	708	17,699
Kia Motors Corporation (Consumer Discretionary, Automobiles)	10,289	286,101
Kiwoom Securities Company (Financials, Capital Markets)	412	26,372
KMW Company Limited (Information Technology, Communications Equipment) †	1,008	47,677
Koh Young Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	446	33,763
Kolmar Korea Company Limited (Consumer Staples, Personal Products)	334	11,730
Kolon Industries Incorporated (Materials, Chemicals)	876	23,575
Korea Aerospace Industries Limited (Industrials, Aerospace & Defense)	3,999	82,201
Korea Electric Power Corporation (Utilities, Electric Utilities) †	14,634	256,608
Korea Gas Corporation (Utilities, Gas Utilities)	1,914	46,351
Korea Investment Holdings Company Limited (Financials, Capital Markets)	1,810	77,541
Korea Reinsurance Company (Financials, Insurance)	4,494	26,894
Korea Shipbuilding & Offshore Engineering Company Limited (Industrials, Machinery) †	1,842	135,854
Korea Zinc Company Limited (Materials, Metals & Mining)	514	157,422
Korean Air Lines Company Limited (Industrials, Airlines) †	2,841	47,815
KT Corporation (Communication Services, Diversified Telecommunication Services)	10,398	203,857
KT&G Corporation (Consumer Staples, Tobacco)	6,047	410,400
Kuk-il Paper Manufacturing Company Limited (Materials, Paper & Forest Products) †	3,582	17,684
Kumho Petrochemical Company Limited (Materials, Chemicals)	1,120	64,443
Kumho Tire Company Incorporated (Consumer Discretionary, Auto Components) †	5,769	13,750
L&F Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	895	17,149
LEENO Industrial Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	433	33,938
LG Chem Limited (Materials, Chemicals)	1,988	630,113
LG Corporation (Industrials, Industrial Conglomerates)	5,521	282,211
LG Display Company Limited (Information Technology, Electronic Equipment, Instruments & Components) †	9,541	79,189
LG Electronics Incorporated (Consumer Discretionary, Household Durables)	4,247	204,203
LG Household & Health Care Limited (Consumer Staples, Personal Products)	405	448,875
LG Innotek Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	563	67,455
LG Uplus Corporation (Communication Services, Diversified Telecommunication Services)	11,503	122,510
Lotte Chemical Corporation (Materials, Chemicals)	754	114,981
Lotte Corporation (Industrials, Industrial Conglomerates)	3,184	88,354
LOTTE Fine Chemical Company Limited (Materials, Chemicals)	720	22,092
Lotte Shopping Company Limited (Consumer Discretionary, Multiline Retail)	409	29,517
LS Corporation (Industrials, Electrical Equipment)	1,172	35,537
LS Industrial Systems Company Limited (Industrials, Electrical Equipment)	630	23,260
Mando Corporation (Consumer Discretionary, Auto Components)	1,100	23,831
Medipost Company Limited (Health Care, Health Care Providers & Services) †	593	13,556
Medy-Tox Incorporated (Health Care, Biotechnology)	213	29,250
Meritz Financial Group Incorporated (Financials, Diversified Financial Services)	1,848	15,025
Meritz Fire & Marine Insurance Company Limited (Financials, Insurance)	2,180	25,645
Meritz Securities Company Limited (Financials, Capital Markets)	14,336	38,212
Mirae Asset Daewoo Company Limited (Financials, Capital Markets)	20,175	101,136
Mirae Asset Life Insurance Company Limited (Financials, Insurance)	4,423	10,920
Naver Corporation (Communication Services, Interactive Media & Services)	7,125	1,303,081
NCsoft Corporation (Communication Services, Entertainment)	764	488,029

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

	Shares	Value
South Korea (continued)
NEPES Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	771	$20,420
NH Investment & Securities Company Limited (Financials, Capital Markets)	5,172	40,865
NHN Entertainment Corporation (Communication Services, Entertainment) †	554	39,142
Nice Information Service Company (Industrials, Professional Services)	1,460	21,523
NongShim Company Limited (Consumer Staples, Food Products)	183	46,662
OIC Company Limited (Materials, Chemicals) †	885	28,303
Orion Corporation of Republic of Korea (Consumer Staples, Food Products)	1,137	121,248
Osstem Implant Company Limited (Health Care, Health Care Equipment & Supplies) †	427	10,795
Ottogi Corporation (Consumer Staples, Food Products)	103	45,950
Pan Ocean Company Limited (Industrials, Marine) †	12,639	36,667
Paradise Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,108	24,859
Partron Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,030	14,101
Pearl Abyss Corporation (Communication Services, Entertainment) †	319	52,722
Pharmicell Company Limited (Health Care, Biotechnology) †	2,660	51,770
POSCO (Materials, Metals & Mining)	3,820	562,005
POSCO Chemtech Company Limited (Materials, Construction Materials)	998	44,966
Posco International Corporation (Industrials, Trading Companies & Distributors)	1,174	15,217
S-Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	1,694	97,230
S1 Corporation Incorporated (Industrials, Commercial Services & Supplies)	946	71,192
Sam Chun Dang Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	647	21,792
Samsung C&T Corporation (Industrials, Industrial Conglomerates)	5,066	407,137
Samsung Card Company Limited (Financials, Consumer Finance)	1,381	33,028
Samsung Electro-Mechanics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,281	231,468
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	222,778	9,175,350
Samsung Engineering Company Limited (Industrials, Construction & Engineering) †	5,891	57,875
Samsung Fire & Marine Insurance (Financials, Insurance)	1,565	231,258
Samsung Life Insurance Company Limited (Financials, Insurance)	4,522	167,670
Samsung SDI Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,334	679,581
Samsung SDS Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	1,673	258,377
Samsung Securities Company Limited (Financials, Capital Markets)	2,652	60,205
Seegene Incorporated (Health Care, Biotechnology)	1,188	112,343
Seoul Semiconductor Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,488	16,810
SFA Engineering Corporation (Information Technology, Electronic Equipment, Instruments & Components)	871	24,983
Shinhan Financial Group Company Limited (Financials, Banks)	20,521	501,571
Shinsegae Company Limited (Consumer Discretionary, Multiline Retail)	291	57,763
Shinsegae International Company Limited (Consumer Discretionary, Specialty Retail)	122	19,305
Sillajen Incorporated (Health Care, Biotechnology) †(a)	2,972	29,037
SK Chemicals Company Limited (Materials, Chemicals)	372	27,713
SK Company Limited (Industrials, Industrial Conglomerates)	2,254	437,015
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	25,213	1,671,938
SK Innovation Company Limited (Energy, Oil, Gas & Consumable Fuels)	2,523	242,968
SK Materials Company Limited (Materials, Chemicals)	186	24,397
SK Networks Company Limited (Industrials, Trading Companies & Distributors)	6,148	25,838
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)	2,484	433,834
SKC Company Limited (Materials, Chemicals)	832	38,525
SM Entertainment Company (Communication Services, Entertainment) †	737	15,548
Soulbrain Company Limited (Materials, Chemicals)	417	27,312
Ssangyong Cement Industrial Company Limited (Materials, Construction Materials)	4,976	20,425
Studio Dragon Corporation (Communication Services, Entertainment) †	386	23,801
Taeyoung Engineering & Construction Company Limited (Industrials, Construction & Engineering)	1,621	20,375
Wonik IPS Company Limited (Information Technology, Semiconductors & Semiconductor Equipment) †	1,141	30,120
Woori Financial Group Incorporated (Financials, Banks)	22,950	169,352
Young Poong Corporation (Materials, Metals & Mining)	17	7,018
Youngone Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	988	24,544
Yuhan Corporation (Health Care, Pharmaceuticals)	2,149	90,412

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
South Korea (continued)
Yungjin Pharmaceutical Company (Health Care, Pharmaceuticals) †	4,205	$17,952
		30,089,462

Taiwan : 16.47%
Accton Technology Corporation (Information Technology, Communications Equipment)	21,000	169,272
Acer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	137,000	74,726
Advantech Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	18,000	178,599
Aerospace industrial Development Corporation (Industrials, Aerospace & Defense)	22,000	21,510
Airtac International Group (Industrials, Machinery)	6,000	103,442
Alchip Technologies Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,000	30,096
Arcadyan Technology Corporation (Information Technology, Communications Equipment)	8,000	22,544
ASE Technology Holding Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	141,000	290,164
Asia Cement Corporation (Materials, Construction Materials)	105,000	152,564
Asia Optical Company Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	10,000	22,903
Asia Pacific Telecom Company Limited (Communication Services, Diversified Telecommunication Services) †	123,000	26,683
ASMedia Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	1,000	37,956
Asustek Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	35,000	245,734
AU Optronics Corporation (Information Technology, Electronic Equipment, Instruments & Components)	363,000	92,090
Capital Securities Corporation (Financials, Capital Markets)	127,700	42,475
Career Technology Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	16,840	14,930
Catcher Technology Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	34,000	247,789
Cathay Financial Holding Company (Financials, Insurance)	390,000	521,134
Cathay No.1 REIT (Real Estate, Equity REITs)	78,043	44,225
Cathay No.2 REIT (Real Estate, Equity REITs)	34,500	20,267
Cathay Real Estate Development Company Limited (Real Estate, Real Estate Management & Development)	20,000	13,310
Chailease Holding Company Limited (Financials, Diversified Financial Services)	54,211	211,301
Chang Hwa Commercial Bank (Financials, Banks)	303,105	190,350
Cheng Loong Corporation (Materials, Containers & Packaging)	49,000	38,514
Cheng Shin Rubber Industry Company Limited (Consumer Discretionary, Auto Components)	104,000	113,928
Cheng Uei Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	13,000	15,797
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	28,335	81,297
Chilisin Electronics Corporation (Information Technology, Electronic Equipment, Instruments & Components)	7,225	23,102
Chin Poon Industrial Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	24,000	19,140
China Airlines (Industrials, Airlines)	129,000	35,287
China Bills Finance Corporation (Financials, Capital Markets)	41,535	20,210
China Development Financial Holding Corporation (Financials, Insurance)	621,000	188,566
China Life Insurance Company - Taiwan Exchange (Financials, Insurance) †	131,000	90,734
China Petrochemical Development Corporation (Materials, Chemicals)	132,350	36,558
China Steel Chemical Corporation (Materials, Chemicals)	6,000	20,015
China Steel Corporation (Materials, Metals & Mining)	567,000	374,105
ChipMOS Technologies Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	20,000	20,648
Chong Hong Construction Company Limited (Real Estate, Real Estate Management & Development)	11,000	30,686
Chroma ATE Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	18,000	78,873
Chunghwa Telecom Company Limited (Communication Services, Diversified Telecommunication Services)	205,000	754,820
Cleanaway Company Limited (Industrials, Commercial Services & Supplies)	4,000	20,608
Clevo Company (Information Technology, Technology Hardware, Storage & Peripherals)	26,000	25,133

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

	Shares	Value
Taiwan (continued)
Compal Electronic Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	180,000	$114,635
Compeq Manufacturing Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	49,000	68,866
CTBC Financial Holding Company Limited (Financials, Banks)	895,000	596,546
CTCI Corporation (Industrials, Construction & Engineering)	26,000	29,397
Cub Elecparts Incorporated (Consumer Discretionary, Auto Components)	3,011	15,180
Delta Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	92,000	423,550
E.SUN Financial Holding Company Limited (Financials, Banks)	510,764	454,845
Eclat Textile Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	9,000	92,730
Elan Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	12,100	40,439
Elite Material Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	12,000	59,126
Ennoconn Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	2,000	12,896
EnTie Commercial Bank (Financials, Banks)	41,183	19,615
Epistar Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	42,000	50,548
Eternal Chemical Company Limited (Materials, Chemicals)	40,453	43,157
Eva Airways Corporation (Industrials, Airlines)	115,869	42,497
Evergreen Marine Corporation (Taiwan) Limited (Industrials, Marine) †	170,850	62,179
Everlight Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	20,000	20,707
Far Eastern Department Stores Company Limited (Consumer Discretionary, Multiline Retail)	48,000	38,407
Far Eastern International Bank (Financials, Banks)	176,259	62,350
Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)	165,000	148,080
Far EasTone Telecommunications Company Limited (Communication Services, Wireless Telecommunication Services)	86,000	185,675
Feng Hsin Iron & Steel Company (Materials, Metals & Mining)	26,506	46,018
Feng Tay Enterprise Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	22,400	135,462
First Financial Holding Company Limited (Financials, Banks)	466,503	355,755
Flexium Interconnect Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	13,000	47,216
Formosa Chemicals & Fibre Corporation (Materials, Chemicals)	188,000	451,691
Formosa Plastics Corporation (Materials, Chemicals)	204,000	564,914
Formosa Taffeta Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	39,000	44,470
Foxconn Technology Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	40,000	72,028
Foxsemicon Integrated Technology Incorporated H Shares (Information Technology, Semiconductors & Semiconductor Equipment)	3,000	16,452
Fubon Financial Holding Company Limited (Financials, Insurance)	320,000	452,838
Fulgent Sun International Holding Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,000	20,013
Fusheng Precision Company Limited (Consumer Discretionary, Leisure Products)	6,000	34,829
General Interface Solution Holding Limited (Information Technology, Electronic Equipment, Instruments & Components)	9,000	34,146
Genius Electronic Optical Company (Information Technology, Electronic Equipment, Instruments & Components)	4,000	64,612
Getac Technology Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	17,000	24,808
Giant Manufacturing Company Limited (Consumer Discretionary, Leisure Products)	15,000	117,650
Gigabyte Technology Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	28,000	55,145
Global Unichip Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	3,000	23,143
Goldsun Development & Construction Company Limited (Materials, Construction Materials)	58,000	27,023
Gourmet Master Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,936	18,235
Grand Pacific Petrochemical Corporation (Materials, Chemicals) †	59,000	27,790
Grape King Bio Limited (Consumer Staples, Personal Products)	5,000	31,498
Great Taipei Gas Company Limited (Utilities, Gas Utilities)	20,000	19,991
Great Wall Enterprises Company Limited (Consumer Staples, Food Products)	40,377	57,886
Greatek Electronic Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	12,000	18,009

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Taiwan (continued)
Hannstar Board Corporation (Information Technology, Electronic Equipment, Instruments & Components)	13,000	$16,842
Hannstar Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	133,000	26,172
Hey Song Corporation (Consumer Staples, Beverages)	29,428	31,422
Highwealth Construction Corporation (Real Estate, Real Estate Management & Development)	36,000	53,271
Hiwin Technologies Corporation (Industrials, Machinery)	10,376	106,433
Holtek Semiconductor Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	9,000	19,346
Holy Stone Enterprise Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	7,000	29,034
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	510,400	1,291,257
Hota Industrial Manufacturing Company Limited (Consumer Discretionary, Auto Components)	10,000	31,050
Hotai Motor Company Limited (Consumer Discretionary, Specialty Retail)	17,000	304,912
Hua Nan Financial Holdings Company Limited Class C (Financials, Banks)	455,574	295,995
Huaku Development Company Limited (Real Estate, Real Estate Management & Development)	11,000	34,845
Hung Sheng Construction Company Limited (Real Estate, Real Estate Management & Development)	37,960	21,650
IBF Financial Holdings Company Limited (Financials, Capital Markets)	109,762	41,404
Innolux Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	378,000	78,509
International CSRC Investment Holdings Company Limited (Materials, Chemicals)	40,206	27,062
Inventec Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	149,000	121,170
ITEQ Corporation (Information Technology, Electronic Equipment, Instruments & Components)	10,000	45,129
Jentech Precision Industrial Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,000	24,996
Kenda Rubber Industrial Company Limited (Consumer Discretionary, Auto Components)	34,875	33,621
King Slide Works Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	3,000	32,508
King Yuan Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	44,000	44,231
King’s Town Bank Company Limited (Financials, Banks)	46,000	47,748
Kinpo Electronics Incorporated (Consumer Discretionary, Household Durables)	51,000	19,399
Kinsus Interconnect Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	13,000	20,906
Lien Hwa Industrial Corporation (Consumer Staples, Food Products)	47,100	64,800
Lite-On Technology Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	101,000	162,086
LOTES Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	3,000	40,416
Machvision Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	2,000	21,889
Macronix International Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	68,536	73,609
Makalot Industrial Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	8,800	42,308
Mediatek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	62,000	957,252
Mega Financial Holding Company Limited (Financials, Banks)	544,000	558,897
Mercuries Life Insurance Company (Financials, Insurance) †	68,302	20,961
Merida Industry Company Limited (Consumer Discretionary, Leisure Products)	10,000	60,025
Merry Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	9,000	40,681
Micro-Star International Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	35,000	118,090
Mitac Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	31,754	34,286
Momo.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	2,000	38,002
Nan Kang Rubber Tire Company Limited (Consumer Discretionary, Auto Components)	24,000	31,448
Nan Ya Plastics Corporation (Materials, Chemicals)	249,000	522,818
Nanya Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	43,000	86,055
Nien Made Enterprise Company Limited (Consumer Discretionary, Household Durables)	6,000	51,561
Novatek Microelectronics Corporation Limited (Information Technology, Semiconductors & Semiconductor Equipment)	24,000	164,329
Oriental Union Chemical Corporation (Materials, Chemicals)	16,000	8,920
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	91,000	195,865

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

	Shares	Value
Taiwan (continued)
Pharmally International Holding Company Limited (Health Care, Pharmaceuticals)	4,128	$20,868
Pou Chen Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	105,000	103,548
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	29,000	93,921
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	25,000	246,316
President Securities Corporation (Financials, Capital Markets)	59,000	25,792
Primax Electronics Limited (Information Technology, Technology Hardware, Storage & Peripherals)	16,000	24,791
Prince Housing & Development Corporation (Real Estate, Real Estate Management & Development)	62,800	20,201
Qisda Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	61,000	33,792
Quanta Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	122,000	284,993
Radiant Opto-Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	19,000	65,412
Realtek Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	22,000	190,028
Ruentex Development Company Limited (Real Estate, Real Estate Management & Development)	29,880	45,606
Ruentex Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	20,000	43,568
Run Long Construction Company Limited (Industrials, Construction & Engineering)	7,000	14,316
Sanyang Industry Company Limited (Consumer Discretionary, Automobiles)	32,000	22,307
Sercomm Corporation (Information Technology, Communications Equipment)	11,000	26,356
Shihlin Electric & Engineering Corporation (Industrials, Electrical Equipment)	18,085	27,494
Shin Kong Financial Holding Company Limited (Financials, Insurance)	548,000	152,608
Shin Kong No.1 REIT (Real Estate, Equity REITs)	57,263	36,046
Shin Zu Shing Company Limited (Industrials, Machinery)	7,000	31,707
Shinkong Synthetic Fibers Corporation (Materials, Chemicals)	66,000	23,770
Sigurd Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	15,000	18,736
Sinbon Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	10,000	50,328
Sinopac Financial Holdings Company Limited (Financials, Banks)	531,400	209,486
Sitronix Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	5,000	25,434
Standard Foods Corporation (Consumer Staples, Food Products)	25,000	52,904
Synnex Technology International Corporation (Information Technology, Electronic Equipment, Instruments & Components)	60,000	88,836
Systex Corporation (Information Technology, IT Services)	12,000	32,413
Ta Chen Stainless Pipe Company (Materials, Metals & Mining)	42,840	38,337
Taichung Commercial Bank (Financials, Banks)	151,685	57,725
Tainan Spinning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	95,000	29,142
Taishin Financial Holdings Company Limited (Financials, Banks)	464,481	201,657
Taiwan Business Bank (Financials, Banks)	288,171	101,922
Taiwan Cement Corporation (Materials, Construction Materials)	240,896	342,000
Taiwan Cogeneration Corporation (Utilities, Independent Power & Renewable Electricity Producers)	19,000	23,935
Taiwan Cooperative Financial Holdings Company Limited (Financials, Banks)	444,315	302,713
Taiwan Fertilizer Company Limited (Materials, Chemicals)	32,000	52,196
Taiwan Glass Industrial Corporation (Industrials, Building Products)	75,000	22,020
Taiwan High Speed Rail Corporation (Industrials, Transportation Infrastructure)	130,000	163,326
Taiwan Hon Chuan Enterprise Company Limited (Materials, Containers & Packaging)	15,000	26,778
Taiwan Mobile Company Limited (Communication Services, Wireless Telecommunication Services)	104,000	372,144
Taiwan Paiho Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	11,000	25,135
Taiwan Secom Company Limited (Industrials, Commercial Services & Supplies)	13,000	37,086
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,054,000	10,246,219
Taiwan Shin Kong Security Company (Industrials, Commercial Services & Supplies)	20,056	24,130
Taiwan Surface Mounting Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	12,000	46,003
TECO Electric & Machinery Company Limited (Industrials, Electrical Equipment)	93,000	87,449
The Shanghai Commercial & Savings Bank Limited (Financials, Banks)	190,000	271,671
Tong Hsing Electronic Industries Limited (Information Technology, Electronic Equipment, Instruments & Components)	4,000	17,717
Tong Yang Industry Company Limited (Consumer Discretionary, Auto Components)	22,000	26,817
Topco Scientific Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	7,000	24,321

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Taiwan (continued)
TPK Holding Company Limited (Information Technology, Electronic Equipment, Instruments & Components) †	18,000	$25,517
Transcend Information Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	9,000	21,085
Tripod Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	20,000	75,208
TSRC Corporation (Materials, Chemicals)	29,000	15,719
Tung Ho Steel Enterprise Corporation (Materials, Metals & Mining)	39,000	31,128
TXC Corporation (Information Technology, Electronic Equipment, Instruments & Components)	13,000	25,485
U-Ming Marine Transport Corporation (Industrials, Marine)	27,000	26,162
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	244,000	592,247
Unimicron Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	53,000	71,205
Union Bank of Taiwan (Financials, Banks) †	154,382	55,913
Unitech Printed Circuit Board Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	26,000	19,701
United Integrated Services Company Limited (Industrials, Construction & Engineering)	8,000	56,148
United Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	474,000	244,661
United Renewable Energy Company Limited (Information Technology, Semiconductors & Semiconductor Equipment) †	102,000	20,432
Visual Photonics Epitaxy Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	7,000	19,662
Voltronic Power Technology Corporation (Industrials, Electrical Equipment)	3,200	81,797
Walsin Lihwa Corporation (Industrials, Electrical Equipment)	124,000	57,564
Walsin Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	14,000	87,497
Wan Hai Lines Limited (Industrials, Marine)	66,000	35,917
Windbond Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	109,000	50,185
Wistron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	119,607	114,032
Wistron Neweb Corporation (Information Technology, Communications Equipment)	12,599	26,606
Wiwynn Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	4,000	107,186
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	69,440	90,906
WT Microelectronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	24,000	29,892
Yageo Corporation (Information Technology, Electronic Equipment, Instruments & Components)	10,566	131,122
YFY Incorporated (Materials, Paper & Forest Products)	69,000	30,341
Yieh Phui Enterprise Company Limited (Materials, Metals & Mining)	93,013	25,780
Yuanta Financial Holding Company Limited (Financials, Diversified Financial Services)	517,000	280,546
Yulon Finance Corporation (Financials, Consumer Finance)	6,100	20,347
Yulon Motor Company Limited (Consumer Discretionary, Automobiles)	36,000	23,808
Zhen Ding Technology Holding (Information Technology, Electronic Equipment, Instruments & Components)	24,000	95,918
		33,340,079

Thailand : 3.84%
Advanced Info Service PCL (Communication Services, Wireless Telecommunication Services)	51,700	312,982
Aeon Thana Sinsap PCL (Financials, Consumer Finance)	3,300	14,723
Airports of Thailand PCL (Industrials, Transportation Infrastructure)	179,200	350,246
Amata Corporation PCL (Real Estate, Real Estate Management & Development)	42,500	19,453
AP Thailand PCL (Real Estate, Real Estate Management & Development)	110,600	19,351
B.Grimm PCL (Utilities, Independent Power & Renewable Electricity Producers)	35,700	59,286
Bangchak Corporation PCL (Energy, Oil, Gas & Consumable Fuels)	40,600	28,283
Bangkok Bank PCL (Financials, Banks)	58,900	202,627
Bangkok Chain Hospital PCL (Health Care, Health Care Providers & Services)	37,900	17,304
Bangkok Dusit Medical Services PCL (Health Care, Health Care Providers & Services)	470,100	332,526
Bangkok Expressway and Metro PCL (Industrials, Transportation Infrastructure)	363,300	112,820
Bangkok Insurance PCL (Financials, Insurance)	4,146	35,855
Bangkok Life Assurance PCL (Financials, Insurance)	57,800	27,314
Bangkokland PCL (Real Estate, Real Estate Management & Development)	585,100	19,349

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

	Shares	Value
Thailand (continued)
Bank of Ayudhya PCL (Financials, Banks)	85,100	$60,039
Banpu PCL (Energy, Oil, Gas & Consumable Fuels)	116,300	22,880
Berli Jucker PCL (Consumer Staples, Food & Staples Retailing)	63,000	84,289
BTS Group Holdings PCL (Industrials, Road & Rail)	406,500	154,841
Bumrungrad Hospital PCL (Health Care, Health Care Providers & Services)	18,600	70,229
Carabao Group PCL (Consumer Staples, Beverages)	20,800	63,667
Central Plaza Hotel PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	55,500	43,528
CH Karnchang PCL (Industrials, Construction & Engineering)	51,000	26,683
Charoen Pokphand Foods PCL (Consumer Staples, Food Products)	251,500	249,709
Chularat Hospital PCL (Health Care, Health Care Providers & Services)	189,900	15,434
Com7 PCL (Consumer Discretionary, Specialty Retail)	29,700	22,960
CP All PCL (Consumer Staples, Food & Staples Retailing)	272,900	606,083
Delta Electronics Thailand PCL (Information Technology, Electronic Equipment, Instruments & Components)	26,100	45,249
Electricity Genera PCL (Utilities, Independent Power & Renewable Electricity Producers)	11,100	96,509
Energy Absolute PCL (Utilities, Independent Power & Renewable Electricity Producers)	110,700	135,977
GFPT PCL (Consumer Staples, Food Products)	62,900	23,581
Global Power Synergy PCL (Utilities, Independent Power & Renewable Electricity Producers)	70,700	167,962
Gulf Energy Development PCL (Utilities, Independent Power & Renewable Electricity Producers)	197,500	234,549
Gunkul Engineering PCL (Industrials, Electrical Equipment)	160,800	14,383
Hana Microelectronics PCL (Information Technology, Electronic Equipment, Instruments & Components)	26,000	24,589
Home Product Center PCL (Consumer Discretionary, Specialty Retail)	271,900	127,098
Impact Growth REIT (Real Estate, Equity REITs)	30,800	17,235
Indorama Ventures PCL (Materials, Chemicals)	83,200	74,815
Intouch Holdings PCL (Communication Services, Wireless Telecommunication Services)	109,400	185,333
IRPC PCL (Energy, Oil, Gas & Consumable Fuels)	401,800	34,233
Jasmine International PCL (Communication Services, Diversified Telecommunication Services)	183,700	21,649
Kasikornbank PCL - Non-voting (Financials, Banks)	75,700	229,540
KCE Electronics PCL (Information Technology, Electronic Equipment, Instruments & Components)	35,200	20,743
Kiatnakin Bank PCL (Financials, Banks)	34,200	45,803
Krung Thai Bank PCL (Financials, Banks)	680,100	223,016
Krungthai Card PCL (Financials, Consumer Finance)	37,500	45,570
Land & Houses PCL (Real Estate, Real Estate Management & Development)	331,500	76,306
Major Cineplex Group PCL (Communication Services, Entertainment)	25,200	13,544
MBK PCL (Real Estate, Real Estate Management & Development)	41,700	19,959
Minor International PCL (Consumer Discretionary, Hotels, Restaurants & Leisure) †	144,100	84,381
MK Restaurants Group PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	11,600	20,845
Muangthai Leasing PCL (Financials, Consumer Finance)	28,800	50,678
Osotspa PCL (Consumer Staples, Beverages)	82,200	110,180
Plan B Media PCL (Communication Services, Media)	91,300	15,847
Pruksa Holding PCL (Real Estate, Real Estate Management & Development)	36,900	13,830
PTG Energy PCL (Consumer Discretionary, Specialty Retail)	37,600	17,432
PTT Global Chemical PCL (Materials, Chemicals)	95,100	128,924
PTT PCL (Energy, Oil, Gas & Consumable Fuels)	537,700	601,710
Quality Houses PCL (Real Estate, Real Estate Management & Development)	330,000	22,453
Ramkamhaeng Hospital PCL (Health Care, Health Care Providers & Services)	5,300	23,244
Ratchaburi Electricity Generating Holding PCL (Utilities, Independent Power & Renewable Electricity Producers)	34,600	76,205
Sansiri PCL (Real Estate, Real Estate Management & Development)	424,900	10,452
Siam City Cement PCL (Materials, Construction Materials)	3,200	12,691
Siam Commercial Bank PCL (Financials, Banks)	114,800	268,160
Siam Global House PCL (Consumer Discretionary, Specialty Retail)	85,290	39,279
Sino Thai Engineering & Construction PCL (Industrials, Construction & Engineering)	46,700	22,527
Sri Trang Agro-Industry PCL (Consumer Discretionary, Auto Components)	48,300	40,321
Srisawad Power 1979 PCL (Financials, Diversified Financial Services)	39,240	70,528
Star Petroleum Refining PCL (Energy, Oil, Gas & Consumable Fuels)	90,100	19,192
STARK Corporation PCL (Communication Services, Media) †	321,600	20,220
Supalai PCL (Real Estate, Real Estate Management & Development)	62,300	29,029
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	43,700	59,356
Thai President Foods PCL (Consumer Staples, Food Products)	7,000	44,451
Thai Union Group PCL (Consumer Staples, Food Products)	222,400	95,891
Thai Vegetable Oil PCL (Consumer Staples, Food Products)	33,000	27,517

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Thailand (continued)
Thanachart Capital PCL (Financials, Banks)	44,500	$51,163
The Siam Cement PCL (Materials, Construction Materials)	36,600	395,430
Thonburi Healthcare Group PCL (Health Care, Health Care Providers & Services)	14,500	9,627
Tipco Asphalt PCL (Materials, Construction Materials)	55,400	38,416
Tisco Financial Group PCL (Financials, Banks)	29,700	70,262
TMB Bank PCL (Financials, Banks)	1,996,500	72,490
TOA Paint Thailand PCL (Materials, Chemicals)	29,600	32,905
Total Access Communication PCL (Communication Services, Wireless Telecommunication Services)	34,200	47,696
TPI Polene PCL (Materials, Construction Materials)	427,900	15,739
TPI Polene Power PCL (Utilities, Independent Power & Renewable Electricity Producers)	86,700	10,966
True Corporation PCL (Communication Services, Diversified Telecommunication Services)	947,000	109,949
TTW PCL (Utilities, Water Utilities)	55,100	23,737
VGI Global Media PCL (Communication Services, Media)	123,000	30,840
Vibhavadi Medical Center PCL (Health Care, Health Care Providers & Services)	232,305	11,830
WHA Corporation PCL (Real Estate, Real Estate Management & Development)	390,100	39,162
WHA Premium Growth Freehold & Leasehold REIT (Real Estate, Equity REITs)	75,800	40,986
		7,776,645

Turkey : 0.64%
Akbank TAS (Financials, Banks) †	119,587	99,670
Anadolu Efes Biracilik ve Malt Sanayii AS (Consumer Staples, Beverages)	8,296	22,552
Arcelik AS (Consumer Discretionary, Household Durables) †	6,384	14,777
Aselsan Elektronik Sanayi ve Ticaret AS (Industrials, Aerospace & Defense)	13,187	58,399
Bim Birlesik Magazalar AS (Consumer Staples, Food & Staples Retailing)	17,370	165,625
Coca-Cola Icecek Uretim AS (Consumer Staples, Beverages)	3,240	19,233
Emlak Konut Gayrimenkul Yati AS (Real Estate, Equity REITs)	85,452	18,406
Enka Insaat ve Sanayi AS (Industrials, Industrial Conglomerates)	70,483	56,799
Eregli Demir ve Celik Fabrikalari TAS (Materials, Metals & Mining)	69,993	82,532
Ford Otomotiv Sanayi AS (Consumer Discretionary, Automobiles)	2,865	26,024
Haci Omer Sabanci Holding AS (Financials, Diversified Financial Services)	53,335	64,849
Koc Holding AS (Industrials, Industrial Conglomerates)	40,586	95,959
Koza Altin Isletmeleri AS (Materials, Metals & Mining) †	1,107	11,968
Pegasus Hava Tasimaciligi AS (Industrials, Airlines) †	1,352	11,887
Petkim Petrokimya Holding AS (Materials, Chemicals) †	41,737	21,566
Soda Sanayii AS (Materials, Chemicals)	16,853	13,941
Sok Marketler Ticaret AS (Consumer Staples, Food & Staples Retailing) †	5,656	9,727
TAV Havalimanlari Holding AS (Industrials, Transportation Infrastructure)	5,037	15,034
Tekfen Holding AS (Industrials, Construction & Engineering)	8,936	18,306
Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary, Automobiles)	3,439	11,203
Tupras Turkiye Petrol Rafinerileri AS (Energy, Oil, Gas & Consumable Fuels) †	4,010	50,440
Turk Hava Yollari Anonim Ortakligi AS (Industrials, Airlines) †	30,793	56,640
Turk Sise ve Cam Fabrikalari AS (Industrials, Industrial Conglomerates)	23,911	16,952
Turk Telekomunikasyon AS (Communication Services, Diversified Telecommunication Services) †	23,849	25,863
Turkcell Iletisim Hizmetleri AS (Communication Services, Wireless Telecommunication Services)	40,706	84,576
Turkiye Garanti Bankasi AS (Financials, Banks) †	88,005	100,925
Turkiye Halk Bankasi AS (Financials, Banks) †	17,206	13,435
Turkiye Is Bankasi Class C AS (Financials, Banks) †	52,167	37,824
Turkiye Vakiflar Bankasi TAO AS (Financials, Banks) †	36,242	24,785
Ulker Biskuvi Sanayi AS (Consumer Staples, Food Products) †	7,534	26,044
Yapi Ve Kredi Bankasi AS (Financials, Banks) †	51,468	17,576
		1,293,517

United States : 0.03%
BizLink Holding Incorporated (Industrials, Electrical Equipment)	6,000	39,473
Nexteer Automotive Group Limited (Consumer Discretionary, Auto Components)	36,000	19,769
		59,242

Total Common Stocks (Cost $201,420,304)		187,856,047

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

	Interest rate	Maturity date	Principal		Value
Foreign Corporate Bonds and Notes : 0.00%
India : 0.00%
Britannia Industries Limited (Consumer Staples, Food Products )	8.00%	8-28-2022	INR	229,650	3,103

Total Foreign Corporate Bonds and Notes (Cost $3,261)					3,103

	Dividend yield		Shares
Preferred Stocks : 1.91%
Brazil : 1.78%
Alpargatas SA (Consumer Staples, Personal Products)	0.27			7,740	36,015
Azul SA (Industrials, Transportation Infrastructure) †	0.00			13,800	36,929
Banco Bradesco SA (Financials, Banks)	12.96			179,756	638,340
Banco do Estado do Rio Grande do Sul SA Class B (Financials, Banks)	8.70			8,700	20,445
Banco Inter SA (Financials, Banks)	0.86			11,800	25,651
Banco Santander Brasil SA (Financials, Banks)	15.86			18,400	42,101
Bradespar SA (Materials, Metals & Mining)	3.01			10,900	72,002
Braskem SA Class A (Materials, Chemicals)	3.97			6,010	31,242
Companhia de Saneamento do Parana (Utilities, Water Utilities)	5.76			41,220	41,094
Companhia de Transmissao de Energia Electrica Paulista (Utilities, Electric Utilities)	10.65			6,420	25,024
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)	3.34			35,369	71,582
Companhia Energetica de Sao Paulo Class B (Utilities, Independent Power & Renewable Electricity Producers)	6.50			6,200	33,194
Companhia Paranaense de Energia-Copel Class B (Utilities, Electric Utilities)	5.12			3,800	45,076
Energisa SA (Utilities, Electric Utilities)	1.71			16,537	27,240
Gerdau SA (Materials, Metals & Mining)	1.12			46,300	116,524
Gol Linhas Aereas Inteligentes SA (Industrials, Airlines) †	0.00			7,700	17,359
Itau Unibanco Holding SA (Financials, Banks)	11.08			206,670	892,318
Itaúsa Investimentos Itaú SA (Financials, Banks)	12.47			188,961	313,737
Klabin SA (Materials, Containers & Packaging)	4.54			123,100	90,198
Lojas Americanas SA (Consumer Discretionary, Multiline Retail)	0.83			29,500	156,171
Marcopolo SA (Industrials, Machinery)	6.19			31,100	15,386
Metalurgica Gerdau SA (Materials, Metals & Mining)	1.66			34,900	40,352
Petroleo Brasileiro SA (Energy, Oil, Gas & Consumable Fuels)	5.33			164,800	628,157
Telefonica Brasil SA (Communication Services, Diversified Telecommunication Services)	7.48			18,109	159,972
Usinas Siderurgicas de Minas Gerais SA Class A (Materials, Metals & Mining)	0.95			25,800	29,734
					3,605,843

Chile : 0.06%
Coca-Cola Embonor SA Class B (Consumer Staples, Food Products)	5.03			10,011	12,508
Embotelladora Andina SA Class B (Consumer Staples, Food & Staples Retailing)	5.55			15,580	37,393
Sociedad Quimica y Minera de Chile SA Class B (Materials, Chemicals)	4.30			3,181	78,090
					127,991

Colombia : 0.06%
Banco Davivienda SA (Financials, Banks)	3.63			5,252	34,497
Bancolombia SA (Financials, Banks)	6.65			12,084	79,696
					114,193

Russia : 0.01%
Bashneft PAO (Energy, Oil, Gas & Consumable Fuels)	12.33			626	$12,755

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

		Dividend yield		Shares	Value
Russia (continued)
Transneft PJSC (Energy, Oil, Gas & Consumable Fuels)		9.15%		4	7,433
					20,188

Total Preferred Stocks (Cost $5,585,530)					3,868,215

			Expiration date
Rights : 0.00%
Brazil : 0.00%
Natura & Company Holding SA (Consumer Staples, Personal Products)†			12-6-2020	1,359	1,268

Hong Kong : 0.00%
Legend Holdings Corporation H Shares (Financials, Diversified Financial Services)†(a)			5-9-2029	3,061	0

Total Rights (Cost $0)					1,268

Warrants : 0.01%
Malaysia : 0.01%
Serba Dinamik Holdings Bhd (Energy, Energy Equipment & Services) †				15,300	897
Sunway Bhd (Real Estate, Real Estate Management & Development) †				122,430	7,322
					8,219

Thailand : 0.00%
BTS Group Holdings PCL (Industrials, Road & Rail) †				51,660	2,176
Minor International PCL (Consumer Discretionary, Hotels, Restaurants & Leisure) †				12,585	677
					2,853

Total Warrants (Cost $0)					11,072

		Yield
Short-Term Investments : 3.73%
Investment Companies : 3.73%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.12		7,550,365	7,550,365

Total Short-Term Investments (Cost $7,550,365)					7,550,365

Total investments in securities (Cost $214,559,461)	98.47%				199,290,070
Other assets and liabilities, net	1.53				3,100,813

Total net assets	100.00%				$202,390,883

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
INR	Indian Rupee
REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	236	6-19-2020	$10,689,102	$11,008,220	$319,118	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	6,720,374	29,991,179	(29,161,188)	7,550,365	$7,550,365	3.73%

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates and is subject to equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Belgium	$0	$26,238	$0	$26,238
Brazil	6,622,824	0	0	6,622,824
Chile	1,566,090	0	0	1,566,090
China	5,837,010	30,560,509	0	36,397,519
Colombia	503,956	0	0	503,956
Czech Republic	0	463,141	0	463,141
Egypt	341,025	0	0	341,025
Greece	0	630,992	0	630,992
Hong Kong	2,969,634	7,293,396	0	10,263,030
Hungary	0	837,935	0	837,935
India	363,209	27,325,487	11,852	27,700,548
Indonesia	76,006	3,544,993	34,377	3,655,376
Malaysia	47,852	4,722,730	0	4,770,582
Mexico	5,121,177	0	0	5,121,177
Netherlands	0	128,003	0	128,003
Philippines	68,146	3,333,290	31,627	3,433,063
Romania	0	56,411	0	56,411
Russia	10,241	8,481,839	0	8,492,080
Singapore	0	51,333	0	51,333
South Africa	699,698	3,536,081	0	4,235,779
South Korea	124,074	29,965,388	0	30,089,462
Taiwan	36,046	33,304,033	0	33,340,079
Thailand	138,631	7,638,014	0	7,776,645
Turkey	274,225	1,019,292	0	1,293,517
United States	0	59,242	0	59,242

Foreign corporate bonds and notes	0	3,103	0	3,103
Preferred stocks
Brazil	3,605,843	0	0	3,605,843
Chile	127,991	0	0	127,991
Colombia	114,193	0	0	114,193
Russia	0	20,188	0	20,188
Rights
Brazil	0	1,268	0	1,268
Warrants
Malaysia	0	8,219	0	8,219
Thailand	0	2,853	0	2,853
Short-term investments
Investment companies	7,550,365	0	0	7,550,365

	36,198,236	163,013,978	77,856	199,290,070
Futures contracts	319,118	0	0	319,118

Total assets	$36,517,354	$163,013,978	$77,856	$199,609,188

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

As of May 31, 2020, the Portfolio had segregated $2,117,035 as cash collateral for these open futures contracts.

For the three months ended May 31, 2020, the Portfolio had no material transfers into/out of Level 3.

Wells Fargo Factor Enhanced International Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 95.39%
Australia : 7.34%
AGL Energy Limited (Utilities, Multi-Utilities)	33,682	$377,358
ALS Limited (Industrials, Professional Services)	21,518	102,460
Altium Limited (Information Technology, Software)	6,153	152,949
Alumina Limited (Materials, Metals & Mining)	136,759	135,391
Ampol Limited (Energy, Oil, Gas & Consumable Fuels)	12,387	224,099
Ansell Limited (Health Care, Health Care Equipment & Supplies)	6,545	153,597
APA Group (Utilities, Gas Utilities)	49,869	386,473
Aristocrat Leisure Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	31,237	538,813
ASX Limited (Financials, Capital Markets)	9,697	571,522
Atlas Arteria Stapled Securities (Industrials, Transportation Infrastructure)	47,687	212,223
Aurizon Holdings Limited (Industrials, Road & Rail)	103,980	329,859
AusNet Services (Utilities, Electric Utilities)	92,715	108,711
Australia & New Zealand Banking Group Limited (Financials, Banks)	154,742	1,841,664
Bank of Queensland Limited (Financials, Banks)	23,711	83,920
Beach Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	59,822	64,633
Bendigo Bank Limited (Financials, Banks)	28,097	115,402
BHP Billiton Limited (Materials, Metals & Mining)	144,587	3,402,975
BlueScope Steel Limited (Materials, Metals & Mining)	21,662	159,597
Boral Limited (Materials, Construction Materials)	48,072	100,054
Brambles Limited (Industrials, Commercial Services & Supplies)	75,630	588,702
Carsales.com Limited (Communication Services, Interactive Media & Services)	11,542	124,508
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	18,514	62,035
Charter Hall Group (Real Estate, Equity REITs)	21,283	137,785
Cleanaway Waste Management Limited (Industrials, Commercial Services & Supplies)	97,415	126,767
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	24,077	140,801
Cochlear Limited (Health Care, Health Care Equipment & Supplies)	3,093	398,903
Coles Group Liimited (Consumer Staples, Food & Staples Retailing)	58,664	600,544
Commonwealth Bank of Australia (Financials, Banks)	92,891	3,944,527
Computershare Limited (Information Technology, IT Services)	24,450	214,119
Crown Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	18,158	116,346
CSL Limited (Health Care, Biotechnology)	21,223	3,930,365
Dexus Property Group (Real Estate, Equity REITs)	56,016	336,971
Domino’s Pizza Enterprises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,370	140,445
Downer EDI Limited (Industrials, Commercial Services & Supplies)	23,709	71,493
Evolution Mining Limited (Materials, Metals & Mining)	75,897	304,217
Fortescue Metals Group Limited (Materials, Metals & Mining)	79,633	737,195
Goodman Group (Real Estate, Equity REITs)	76,246	783,297
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	31,201	67,707
Iluka Resources Limited (Materials, Metals & Mining)	20,805	114,744
Incitec Pivot Limited (Materials, Chemicals)	78,677	105,494
JB Hi-Fi Limited (Consumer Discretionary, Specialty Retail)	4,631	114,850
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	26,574	229,724
Link Administration Holdings Limited (Information Technology, IT Services)	27,466	74,133
Macquarie Group Limited (Financials, Capital Markets)	16,625	1,222,774
Magellan Financial Group Limited (Financials, Capital Markets)	6,487	253,674
Medibank Private Limited (Financials, Insurance)	142,757	271,099
Metcash Limited (Consumer Staples, Food & Staples Retailing)	52,116	93,812
Mirvac Group (Real Estate, Equity REITs)	194,842	305,684
National Australia Bank Limited (Financials, Banks)	164,163	1,935,720
Newcrest Mining Limited (Materials, Metals & Mining)	36,575	741,116
Northern Star Resources Limited (Materials, Metals & Mining)	35,748	346,127
Orica Limited (Materials, Chemicals)	19,114	219,513
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)	81,672	321,046
Orora Limited (Materials, Containers & Packaging)	55,998	98,957
OZ Minerals Limited (Materials, Metals & Mining)	14,310	90,289
Qantas Airways Limited (Industrials, Airlines)	79,463	212,120
Qube Holdings Limited (Industrials, Transportation Infrastructure)	77,909	140,981
Ramsay Health Care Limited (Health Care, Health Care Providers & Services)	8,112	379,369
REA Group Limited (Communication Services, Interactive Media & Services)	2,410	162,068
Reliance Worldwide Corporation Limited (Industrials, Building Products)	44,479	90,936
Rio Tinto Limited (Materials, Metals & Mining)	18,550	1,158,617

1

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced International Equity Portfolio

	Shares	Value
Australia (continued)
Santos Limited (Energy, Oil, Gas & Consumable Fuels)	70,256	$251,688
Saracen Mineral Holdings Limited (Materials, Metals & Mining) †	53,097	178,038
Scentre Group (Real Estate, Equity REITs)	214,404	319,603
SEEK Limited (Industrials, Professional Services)	16,532	222,081
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	26,898	505,643
Spark Infrastructure Group (Utilities, Electric Utilities)	90,324	127,204
Steadfast Group Limited (Financials, Insurance)	42,963	96,023
Stockland Corporation Limited (Real Estate, Equity REITs)	106,935	255,313
Sydney Airport Holdings Limited (Industrials, Transportation Infrastructure)	117,317	459,005
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	96,245	207,115
Telstra Corporation Limited (Communication Services, Diversified Telecommunication Services)	608,346	1,302,915
The GPT Group (Real Estate, Equity REITs)	80,887	215,419
The Star Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	44,496	87,533
TPG Telecom Limited (Communication Services, Diversified Telecommunication Services)	18,265	102,680
Transurban Group (Industrials, Transportation Infrastructure)	142,071	1,356,967
Treasury Wine Estates Limited (Consumer Staples, Beverages)	35,787	230,092
Vicinity Centres (Real Estate, Equity REITs)	148,910	160,189
Washington H. Soul Pattinson & Company Limited (Energy, Oil, Gas & Consumable Fuels)	7,247	91,904
Wesfarmers Limited (Consumer Discretionary, Multiline Retail)	53,274	1,434,899
Wisetech Global Limited (Information Technology, Software)	8,924	121,671
Woolworths Group Limited (Consumer Staples, Food & Staples Retailing)	65,262	1,537,342
WorleyParsons Limited (Energy, Energy Equipment & Services)	13,916	78,170
		39,912,768

Austria : 0.27%
ams AG (Information Technology, Semiconductors & Semiconductor Equipment) †	3,988	60,895
Andritz AG (Industrials, Machinery) †	3,757	140,759
Bawag Group AG (Financials, Banks) 144A	3,292	108,751
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Banks)	16,174	357,751
Immofinanz AG (Real Estate, Real Estate Management & Development)	5,532	103,651
OMV AG (Energy, Oil, Gas & Consumable Fuels)	6,717	221,955
Raiffeisen Bank International AG (Financials, Banks)	6,864	125,766
Verbund AG (Utilities, Electric Utilities)	3,191	142,271
Voestalpine AG (Materials, Metals & Mining)	6,280	122,646
Wienerberger AG (Materials, Construction Materials)	5,518	110,255
		1,494,700

Belgium : 0.60%
Ackermans & Van Haaren NV (Financials, Diversified Financial Services)	1,516	208,685
Aedifica SA (Real Estate, Equity REITs)	1,592	170,685
Ageas NV (Financials, Insurance)	11,789	402,408
Cofinimmo SA (Real Estate, Equity REITs)	1,688	230,303
Colruyt SA (Consumer Staples, Food & Staples Retailing)	2,938	177,334
Elia System Operator SA/NV (Utilities, Electric Utilities)	1,971	232,144
Proximus SA (Communication Services, Diversified Telecommunication Services)	9,762	202,545
Sofina SA (Financials, Diversified Financial Services)	906	248,666
UCB SA (Health Care, Pharmaceuticals)	6,985	699,095
Umicore SA (Materials, Chemicals)	9,929	441,196
Warehouses De Pauw SCA (Real Estate, Equity REITs)	8,700	230,278
		3,243,339

Canada : 9.51%
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining)	9,995	639,474
Air Canada (Industrials, Airlines) †	11,300	130,494
Alimentation Couche-Tard Incorporated Class B (Consumer Staples, Food & Staples Retailing)	41,270	1,291,889
Bank of Montreal (Financials, Banks)	30,491	1,504,121
Barrick Gold Corporation (Materials, Metals & Mining)	73,971	1,778,828
BCE Incorporated (Communication Services, Diversified Telecommunication Services)	46,115	1,916,811
Brookfield Asset Management Incorporated Class A (Financials, Capital Markets)	59,428	1,865,906
Canadian Imperial Bank of Commerce (Financials, Banks)	21,274	1,364,187
Canadian National Railway Company (Industrials, Road & Rail)	36,137	3,112,792

2

Wells Fargo Factor Enhanced International Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Canada (continued)
Canadian Natural Resources Limited (Energy, Oil, Gas & Consumable Fuels)	60,800	$1,110,593
Canadian Pacific Railway Limited (Industrials, Road & Rail)	6,882	1,724,936
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	37,800	164,724
CGI Incorporated (Information Technology, IT Services) †	11,065	707,048
Constellation Software Incorporated (Information Technology, Software)	1,028	1,168,576
Dollarama Incorporated (Consumer Discretionary, Multiline Retail)	14,732	499,466
Emera Incorporated (Utilities, Electric Utilities)	12,000	477,089
Enbridge Incorporated (Energy, Oil, Gas & Consumable Fuels)	105,000	3,414,969
Fairfax Financial Holdings Limited (Financials, Insurance)	1,400	388,901
Fortis Incorporated (Utilities, Electric Utilities)	22,944	883,365
Franco-Nevada Corporation (Materials, Metals & Mining)	8,508	1,194,216
Intact Financial Corporation (Financials, Insurance)	6,275	599,038
Kirkland Lake Gold Limited (Materials, Metals & Mining)	8,200	315,946
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	8,854	438,311
Magna International Incorporated (Consumer Discretionary, Auto Components)	13,727	578,850
Manulife Financial Corporation (Financials, Insurance)	98,800	1,227,062
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	12,330	514,209
National Bank of Canada (Financials, Banks)	16,108	701,482
Open Text Corporation (Information Technology, Software)	14,142	587,459
Pembina Pipeline Corporation (Energy, Oil, Gas & Consumable Fuels)	25,652	640,904
Power Corporation of Canada (Financials, Insurance)	29,896	486,596
Restaurant Brands International Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	14,003	765,011
Rogers Communications Incorporated Class B (Communication Services, Wireless Telecommunication Services)	17,622	738,490
Royal Bank of Canada (Financials, Banks)	70,931	4,602,002
Shaw Communications Incorporated Class B (Communication Services, Media)	23,926	403,676
Sun Life Financial Incorporated (Financials, Insurance)	28,158	965,902
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	76,662	1,317,928
TC Energy Corporation (Energy, Oil, Gas & Consumable Fuels)	45,000	2,027,999
Telus Corporation (Communication Services, Diversified Telecommunication Services)	32,188	557,799
The Bank of Nova Scotia (Financials, Banks)	61,308	2,456,595
The Toronto-Dominion Bank (Financials, Banks)	91,128	3,903,642
Thomson Reuters Corporation (Industrials, Professional Services)	8,053	539,382
Waste Connections Incorporated - Toronto Exchange (Industrials, Commercial Services & Supplies)	12,300	1,157,595
Wheaton Precious Metals Corporation (Materials, Metals & Mining)	19,776	852,026
		51,716,289

China : 0.21%
AAC Technologies Holdings Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	34,500	178,859
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	127,200	499,653
Shenzhou International Group Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	39,700	477,726
		1,156,238

Denmark : 2.88%
Ambu AS Class B (Health Care, Health Care Equipment & Supplies)	8,149	275,003
Carlsberg AS Class B (Consumer Staples, Beverages)	5,547	718,965
Coloplast AS Class B (Health Care, Health Care Equipment & Supplies)	6,524	1,103,438
Danske Bank AS (Financials, Banks) †	39,433	489,187
DSV Panalpina AS (Industrials, Air Freight & Logistics)	11,345	1,202,553
Genmab AS (Health Care, Biotechnology) †	3,425	1,060,475
GN Store Nord AS (Health Care, Health Care Equipment & Supplies)	6,582	358,043
H. Lundbeck AS (Health Care, Pharmaceuticals)	3,169	122,333
ISS AS (Industrials, Commercial Services & Supplies) †	7,491	125,168
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	96,073	6,293,227
Novozymes AS Class B (Materials, Chemicals)	11,715	639,870
Orsted AS (Utilities, Electric Utilities) 144A	9,960	1,171,343
Pandora AS (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,934	247,216
Royal Unibrew AS (Consumer Staples, Beverages) †	2,391	192,161

3

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced International Equity Portfolio

	Shares	Value
Denmark (continued)
SimCorp AS (Information Technology, Software)	2,234	$246,665
Topdanmark AS (Financials, Insurance)	2,359	98,130
Tryg AS (Financials, Insurance)	5,896	165,643
Vestas Wind Systems AS (Industrials, Electrical Equipment)	10,153	1,036,983
William Demant Holding (Health Care, Health Care Equipment & Supplies) †	4,381	124,246
		15,670,649

Finland : 1.52%
Elisa Oyj (Communication Services, Diversified Telecommunication Services)	8,423	524,859
Fortum Oyj (Utilities, Electric Utilities)	20,475	394,318
Huhtamaki Oyj (Materials, Containers & Packaging) †	4,773	193,971
Kesko Oyj Class B (Consumer Staples, Food & Staples Retailing)	13,872	234,372
Kojamo Oyj (Real Estate, REITs)	11,060	225,506
Kone Oyj Class B (Industrials, Machinery)	21,970	1,476,764
Metso Oyj (Industrials, Machinery)	6,569	214,203
Neste Oil Oyj (Energy, Oil, Gas & Consumable Fuels)	24,791	1,010,206
Nokia Oyj (Information Technology, Communications Equipment)	295,934	1,176,809
Nokian Renkaat Oyj (Consumer Discretionary, Auto Components)	8,098	188,632
Orion Oyj Class B (Health Care, Pharmaceuticals)	5,263	281,695
Sampo Oyj Class A (Financials, Insurance)	25,886	930,097
Stora Enso Oyj (Materials, Paper & Forest Products) †	29,829	366,098
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	29,476	850,494
Valmet Corporation (Industrials, Machinery) †	7,167	187,391
		8,255,415

France : 6.01%
Aeroports de Paris SA (Industrials, Transportation Infrastructure)	1,514	157,820
Air Liquide SA (Materials, Chemicals)	25,485	3,465,449
Alstom SA (Industrials, Machinery)	9,702	408,353
Alten SA (Information Technology, IT Services)	1,612	130,218
Amundi SA (Financials, Capital Markets) 144A	3,160	236,021
Arkema SA (Materials, Chemicals)	3,226	282,889
Atos Origin SA (Information Technology, IT Services)	5,237	398,583
bioMerieux (Health Care, Health Care Equipment & Supplies)	2,249	323,164
BNP Paribas SA (Financials, Banks)	62,011	2,231,492
Bouygues SA (Industrials, Construction & Engineering) †	14,908	457,387
Bureau Veritas SA (Industrials, Professional Services)	14,329	293,148
Capgemini SA (Information Technology, IT Services)	8,640	892,465
CNP Assurances SA (Financials, Insurance) †	13,951	147,597
Compagnie Generale des Etablissements Michelin SCA (Consumer Discretionary, Auto Components)	9,294	940,653
Covivio (Real Estate, Equity REITs)	2,405	140,517
Danone SA (Consumer Staples, Food Products)	36,057	2,480,739
Dassault Aviation SA (Industrials, Aerospace & Defense)	121	102,208
Eiffage SA (Industrials, Construction & Engineering)	4,997	456,153
Electricite de France SA (Utilities, Electric Utilities)	25,074	223,733
Elis SA (Industrials, Commercial Services & Supplies)	9,750	121,535
Engie SA (Utilities, Multi-Utilities)	99,729	1,185,209
Essilor International SA Cie Generale d’Optique (Health Care, Health Care Equipment & Supplies)	14,990	1,950,919
Eurazeo SA (Financials, Diversified Financial Services)	2,561	124,872
Eutelsat Communications SA (Communication Services, Media)	8,741	87,516
Faurecia (Consumer Discretionary, Auto Components)	3,764	145,937
Gecina SA (Real Estate, Equity REITs)	2,539	326,225
Groupe Eurotunnel SE (Industrials, Transportation Infrastructure)	24,958	360,922
Hermes International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,857	1,551,890
ICADE (Real Estate, Equity REITs)	1,730	124,023
Ingenico SA (Information Technology, Electronic Equipment, Instruments & Components)	2,783	387,365
Ipsen SA (Health Care, Pharmaceuticals)	1,731	135,435
Klepierre SA (Real Estate, Equity REITs)	12,307	234,065
La Francaise Des Jeux SA (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A†	6,565	225,098
Legrand SA (Industrials, Electrical Equipment)	14,507	993,973
Orange SA (Communication Services, Diversified Telecommunication Services)	106,735	1,283,646
Orpea SA (Health Care, Health Care Providers & Services)	2,968	348,144

4

Wells Fargo Factor Enhanced International Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
France (continued)
Pernod-Ricard SA (Consumer Staples, Beverages)	10,472	$1,631,922
Peugeot SA (Consumer Discretionary, Automobiles) †	29,128	418,144
Publicis Groupe SA (Communication Services, Media)	11,112	316,638
Remy Cointreau SA (Consumer Staples, Beverages)	1,124	133,708
Rexel SA (Industrials, Trading Companies & Distributors)	11,829	120,599
Rubis SCA (Utilities, Gas Utilities)	4,934	236,458
Sartorius Stedim Biotech SA (Health Care, Life Sciences Tools & Services) †	1,234	335,869
Schneider Electric SE (Industrials, Electrical Equipment)	29,123	2,883,548
SCOR SE (Financials, Insurance) †	8,426	211,304
Sodexho Alliance SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,378	295,362
Sopra Steria Group (Information Technology, IT Services)	847	100,518
Spie SA (Industrials, Commercial Services & Supplies)	5,476	85,685
Suez Environnement Company SA (Utilities, Multi-Utilities)	21,208	241,814
Teleperformance SE (Industrials, Professional Services)	2,948	701,970
Thales SA (Industrials, Aerospace & Defense)	5,948	455,276
Veolia Environnement SA (Utilities, Multi-Utilities)	30,600	673,810
Worldline SA (Information Technology, IT Services) 144A†	6,393	480,026
		32,678,014

Germany : 4.90%
Adidas AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	9,211	2,442,825
Alstria Office REIT AG (Real Estate, Equity REITs)	9,047	131,870
Bechtle AG (Information Technology, IT Services)	1,310	232,677
Beiersdorf AG (Consumer Staples, Personal Products)	5,499	577,610
Brenntag AG (Industrials, Trading Companies & Distributors)	7,783	414,082
Carl Zeiss Meditec AG (Health Care, Health Care Equipment & Supplies) †	1,916	196,068
Covestro AG (Materials, Chemicals) 144A†	8,023	298,271
CTS Eventim AG & Company KGaA (Communication Services, Entertainment)	3,263	148,596
Deutsche Boerse AG (Financials, Capital Markets)	9,752	1,605,684
Deutsche Lufthansa AG (Industrials, Airlines)	14,143	143,772
Deutsche Post AG (Industrials, Air Freight & Logistics)	52,764	1,652,474
Deutsche Telekom AG (Communication Services, Diversified Telecommunication Services) †	170,553	2,676,595
Deutsche Wohnen AG (Real Estate, Real Estate Management & Development)	18,074	809,323
E.ON SE (Utilities, Multi-Utilities)	131,021	1,389,827
Evotec AG (Health Care, Life Sciences Tools & Services) †	6,078	165,435
Fraport AG (Industrials, Transportation Infrastructure)	1,981	99,111
Freenet AG (Communication Services, Wireless Telecommunication Services)	7,034	121,028
Fresenius Medical Care AG & Company KGaA (Health Care, Health Care Providers & Services)	11,096	938,687
Fresenius SE & Company KGaA (Health Care, Health Care Providers & Services)	20,493	990,703
GEA Group AG (Industrials, Machinery)	7,142	214,056
Grenke AG (Financials, Diversified Financial Services)	1,331	107,871
Hannover Rueck SE (Financials, Insurance)	3,102	500,966
Heidelbergcement AG (Materials, Construction Materials)	7,158	358,052
Hellofresh SE (Consumer Discretionary, Internet & Direct Marketing Retail) †	8,552	349,671
Hochtief AG (Industrials, Construction & Engineering)	1,078	95,510
Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,938	80,631
Kion Group AG (Industrials, Machinery)	3,262	182,619
Knorr Bremse AG (Industrials, Machinery)	2,707	286,705
LANXESS AG (Materials, Chemicals)	3,720	193,082
LEG Immobilien AG (Real Estate, Real Estate Management & Development)	3,828	479,000
Merck KGaA (Health Care, Pharmaceuticals)	7,018	809,000
Metro AG (Consumer Staples, Food & Staples Retailing)	10,099	94,467
MTU Aero Engines AG (Industrials, Aerospace & Defense) †	2,947	476,313
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	7,575	1,727,396
Nemetschek SE (Information Technology, Software)	2,480	197,147
OsRam Licht AG (Industrials, Electrical Equipment) †	2,152	94,112
ProSiebenSat.1 Media AG (Communication Services, Media)	11,750	151,487
Puma AG Rudolf Dassler Sport (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †	4,292	308,776
RATIONAL AG (Industrials, Machinery)	209	112,449
Rheinmetall AG (Industrials, Industrial Conglomerates)	2,419	197,016
Scout24 AG (Communication Services, Interactive Media & Services) 144A	5,509	422,009
Siemens Healthineers AG (Health Care, Health Care Equipment & Supplies) 144A	8,398	436,033

5

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced International Equity Portfolio

	Shares	Value
Germany (continued)
Symrise AG (Materials, Chemicals)	6,616	$728,405
TAG Immobilien AG (Real Estate, Real Estate Management & Development)	7,564	176,313
Telefónica Deutschland Holding AG (Communication Services, Diversified Telecommunication Services)	45,012	137,273
TUI AG (Consumer Discretionary, Hotels, Restaurants & Leisure)	22,007	120,007
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	8,463	264,692
United Internet AG (Communication Services, Diversified Telecommunication Services)	5,441	224,129
Vonovia SE (Real Estate, Real Estate Management & Development)	27,246	1,567,136
Zalando SE (Consumer Discretionary, Internet & Direct Marketing Retail) 144A†	7,600	516,792
		26,643,753

Hong Kong : 2.24%
ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	14,844	136,193
Budweiser Brewing Company (Consumer Staples, Beverages) 144A	92,200	259,899
CK Asset Holdings Limited (Real Estate, Real Estate Management & Development)	132,690	728,807
CK Hutchison Holdings Limited (Industrials, Industrial Conglomerates)	138,570	853,158
CK Infrastructure Holdings Limited (Utilities, Electric Utilities)	35,500	178,385
ESR Cayman Limited (Real Estate, Real Estate Management & Development) †	53,000	119,128
Fosun International (Industrials, Industrial Conglomerates)	131,500	170,211
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	130,000	888,620
Hang Lung Group Limited (Real Estate, Real Estate Management & Development)	41,705	80,114
Hang Lung Properties Limited (Real Estate, Real Estate Management & Development)	99,332	210,232
Hang Seng Bank Limited (Financials, Banks)	38,855	596,753
Henderson Land Development Company Limited (Real Estate, Real Estate Management & Development)	66,198	238,169
HK Electric Investments Limited (Utilities, Electric Utilities) 144A	115,000	114,070
Hong Kong & China Gas Company Limited (Utilities, Gas Utilities)	493,595	832,754
Hong Kong Telecommunications Trust & Hong Kong Trust Limited (Communication Services, Diversified Telecommunication Services)	181,574	258,307
Hysan Development Company Limited (Real Estate, Real Estate Management & Development)	31,574	86,077
Jardine Matheson Holdings Limited (Industrials, Industrial Conglomerates)	14,628	588,239
Jardine Strategic Holdings Limited (Industrials, Industrial Conglomerates)	8,617	172,190
Kerry Properties Limited (Real Estate, Real Estate Management & Development)	28,000	66,593
Link REIT (Real Estate, Equity REITs)	111,707	843,576
MTR Corporation Limited (Industrials, Road & Rail)	79,569	383,960
NagaCorp Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	66,000	78,997
New World Development Limited (Real Estate, Real Estate Management & Development)	292,961	297,757
NWS Holdings Limited (Industrials, Industrial Conglomerates)	71,429	56,340
PCCW Limited (Communication Services, Diversified Telecommunication Services)	225,000	123,711
Power Assets Holdings Limited (Utilities, Electric Utilities)	70,000	391,973
Sino Land Company (Real Estate, Real Estate Management & Development)	169,899	199,421
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	107,000	119,556
Sun Hung Kai Properties Limited (Real Estate, Real Estate Management & Development)	82,500	966,294
Swire Pacific Limited Class A (Real Estate, Real Estate Management & Development)	25,978	136,677
Techtronic Industries Company Limited (Industrials, Machinery)	72,743	634,602
Vitasoy International Holdings Limited (Consumer Staples, Food Products)	43,005	160,522
WH Group Limited (Consumer Staples, Food Products) 144A	539,000	468,900
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	34,945	237,217
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	75,934	130,058
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	122,000	129,616
Yihai International Holding (Consumer Staples, Food Products)	22,000	197,772
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	37,722	54,317
		12,189,165

Ireland : 1.73%
Bank of Ireland Group plc (Financials, Banks)	65,316	116,656
DCC plc (Industrials, Industrial Conglomerates)	5,039	422,687
Flutter Entertainment plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,637	591,746
Glanbia plc (Consumer Staples, Food Products)	13,650	149,372
Kerry Group plc Class A (Consumer Staples, Food Products)	9,120	1,129,975
Kingspan Group plc (Industrials, Building Products)	9,902	610,590
Linde plc (Materials, Chemicals)	29,025	5,851,314

6

Wells Fargo Factor Enhanced International Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Ireland (continued)
Smurfit Kappa Group plc (Materials, Containers & Packaging)	12,522	$408,914
UDG Healthcare plc (Health Care, Health Care Providers & Services)	14,315	130,431
		9,411,685

Italy : 1.85%
A2A SpA (Utilities, Multi-Utilities)	77,787	108,539
Amplifon SpA (Health Care, Health Care Providers & Services)	6,514	182,237
Assicurazioni Generali SpA (Financials, Insurance)	69,113	963,512
Atlantia SpA (Industrials, Transportation Infrastructure)	22,983	377,835
Banco BPM SpA (Financials, Banks) †	77,904	100,185
Davide Campari-Milano SpA (Consumer Staples, Beverages)	24,807	202,425
DiaSorin SpA (Health Care, Health Care Equipment & Supplies)	1,276	268,154
Enel SpA (Utilities, Electric Utilities)	411,527	3,181,813
Hera SpA (Utilities, Multi-Utilities)	42,494	162,745
Interpump Group SpA (Industrials, Machinery)	4,112	123,579
Intesa Sanpaolo SpA (Financials, Banks)	903,776	1,572,633
Italgas SpA (Utilities, Gas Utilities)	28,014	152,548
Leonardo SpA (Industrials, Aerospace & Defense)	19,037	119,511
Mediobanca SpA (Financials, Banks)	30,742	202,231
Moncler SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	10,672	399,890
Poste Italiane SpA (Financials, Insurance) 144A	23,337	206,480
Prysmian SpA (Industrials, Electrical Equipment)	12,984	278,286
Recordati SpA (Health Care, Pharmaceuticals)	5,705	259,806
Snam SpA (Utilities, Gas Utilities)	118,579	555,467
Terna SpA (Utilities, Electric Utilities)	78,736	534,910
Unione di Banche SpA (Financials, Banks)	41,687	118,232
		10,071,018

Japan : 22.41%
Acom Company Limited (Financials, Consumer Finance)	27,900	113,987
Activia Properties Incorporated (Real Estate, Equity REITs)	43	145,906
Advance Residence Investment Corporation (Real Estate, Equity REITs)	78	242,853
Advantest Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	10,600	526,073
Aeon Financial Service Company Limited (Financials, Consumer Finance)	6,500	73,350
Aica Kogyo Company Limited (Industrials, Building Products)	3,600	107,174
Air Water Incorporated (Materials, Chemicals)	13,200	192,156
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	9,800	310,324
Alps Alpine Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	11,700	141,799
Amada Holdings Company Limited (Industrials, Machinery)	20,200	180,509
Anritsu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	7,700	152,698
Aozora Bank Limited (Financials, Banks)	6,900	128,143
Asahi Breweries Limited (Consumer Staples, Beverages)	24,600	925,693
Asahi Glass Company Limited (Industrials, Building Products)	13,400	380,069
Asahi Intecc Company Limited (Health Care, Health Care Equipment & Supplies)	12,600	386,803
Asahi Kasei Corporation (Materials, Chemicals)	83,500	663,639
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	105,700	1,888,641
Azbil Corporation (Information Technology, Electronic Equipment, Instruments & Components)	8,200	209,447
Bandai Namco Holdings Incorporated (Consumer Discretionary, Leisure Products)	12,400	689,399
Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	4,700	127,515
Bridgestone Corporation (Consumer Discretionary, Auto Components)	34,500	1,145,061
Brother Industries Limited (Information Technology, Technology Hardware, Storage & Peripherals)	13,700	259,257
Calbee Incorporated (Consumer Staples, Food Products)	4,800	138,990
Capcom Company Limited (Communication Services, Entertainment)	5,600	198,146
Casio Computer Company Limited (Consumer Discretionary, Household Durables)	12,000	211,928
Central Japan Railway Company (Industrials, Road & Rail)	11,100	1,902,338
Chiba Bank Limited (Financials, Banks)	40,900	195,238
Chubu Electric Power Company Incorporated (Utilities, Electric Utilities)	42,100	567,498
Chugai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	11,700	1,728,933
Comsys Holdings Corporation (Industrials, Construction & Engineering)	7,400	206,153

7

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced International Equity Portfolio

	Shares	Value
Japan (continued)
Concordia Financial Group Limited (Financials, Banks)	69,000	$226,217
Cosmos Pharmaceutical Corporation (Consumer Staples, Food & Staples Retailing)	1,400	201,377
Credit Saison Company Limited (Financials, Consumer Finance)	9,800	117,154
Dai Nippon Printing Company Limited (Industrials, Commercial Services & Supplies)	16,000	364,746
Dai-ichi Life Holdings Incorporated (Financials, Insurance)	60,600	794,992
Daicel Corporation (Materials, Chemicals)	18,500	157,011
Daiichikosho Company Limited (Communication Services, Entertainment)	2,500	87,846
Daikin Industries Limited (Industrials, Building Products)	15,600	2,297,025
Daito Trust Construction Company Limited (Real Estate, Real Estate Management & Development)	3,800	402,083
Daiwa House Industry Company Limited (Real Estate, Real Estate Management & Development)	36,100	895,735
Daiwa House Residential Investment Corporation (Real Estate, Equity REITs)	112	276,201
Daiwa Office Investment Corporation (Real Estate, Equity REITs)	18	104,753
Denka Company Limited (Materials, Chemicals)	4,400	108,290
Dentsu Group Incorporated (Communication Services, Media)	14,900	398,189
DIC Incorporated (Materials, Chemicals)	4,500	117,619
Dowa Holding Company Limited (Materials, Metals & Mining)	3,400	109,111
East Japan Railway Company (Industrials, Road & Rail)	20,900	1,641,543
Ebara Corporation (Industrials, Machinery)	5,000	120,991
Electric Power Development Company Limited (Utilities, Independent Power & Renewable Electricity Producers)	10,300	195,007
Ezaki Glico Company Limited (Consumer Staples, Food Products)	3,200	155,293
FANCL Corporation (Consumer Staples, Personal Products)	4,500	128,459
Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	8,300	221,733
Fuji Television Network Incorporated (Communication Services, Media)	11,000	110,546
FUJIFILM Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	23,200	1,064,104
Fujitsu Limited (Information Technology, IT Services)	11,100	1,143,833
Fukuoka Financial Group Incorporated (Financials, Banks)	10,700	174,121
GLP J-REIT (Real Estate, Equity REITs)	207	275,466
Goldwin Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,100	134,641
Hakuhodo DY Holdings Incorporated (Communication Services, Media)	18,100	225,405
Hankyu Hanshin Holdings Incorporated (Industrials, Road & Rail)	14,200	525,497
Haseko Corporation (Consumer Discretionary, Household Durables)	16,700	204,005
Hikari Tsushin Incorporated (Consumer Discretionary, Specialty Retail)	1,100	241,255
Hino Motors Limited (Industrials, Machinery)	15,700	106,455
Hirose Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,800	215,191
Hisamitsu Pharmaceutical Company Incorporated (Health Care, Pharmaceuticals)	5,000	253,158
Hitachi Chemical Company Limited (Materials, Chemicals)	5,700	244,428
Hitachi Construction Machinery Company Limited (Industrials, Machinery)	5,600	147,722
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	53,000	1,711,857
Horiba Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,400	126,695
Hoshizaki Electric Company Limited (Industrials, Machinery)	3,500	282,569
Hoya Corporation (Health Care, Health Care Equipment & Supplies)	20,100	1,891,278
Hulic Company Limited (Real Estate, Real Estate Management & Development)	35,300	357,442
Ibiden Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	8,300	220,148
IHI Corporation (Industrials, Machinery)	8,800	126,907
Industrial & Infrastructure Fund Investment Corporation (Real Estate, Equity REITs)	106	174,139
INPEX Incorporated (Energy, Oil, Gas & Consumable Fuels)	54,500	381,623
Invincible Investment Corporation (Real Estate, Equity REITs)	312	78,667
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	33,500	314,654
ITO EN Limited (Consumer Staples, Beverages)	3,600	207,126
Itochu Corporation (Industrials, Trading Companies & Distributors)	86,300	1,855,836
Itochu Techno-Solutions Corporation (Information Technology, IT Services)	6,000	203,073
J.Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	15,700	133,646
Japan Airlines Company Limited (Industrials, Airlines)	21,500	422,189
Japan Airport Terminal Company Limited (Industrials, Transportation Infrastructure)	4,200	184,869
Japan Excellent Incorporated (Real Estate, Equity REITs)	73	90,141
Japan Hotel REIT Investment Corporation (Real Estate, Equity REITs)	218	90,701
Japan Logistics Fund Incorporated (Real Estate, Equity REITs)	51	135,448
Japan Prime Realty Investment Corporation (Real Estate, Equity REITs)	51	155,394
Japan Real Estate Investment Corporation (Real Estate, Equity REITs)	81	440,878
Japan Retail Fund Investment Corporation (Real Estate, Equity REITs)	156	205,744
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	62,800	1,246,340
JFE Holdings Incorporated (Materials, Metals & Mining)	33,300	245,207

8

Wells Fargo Factor Enhanced International Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Japan (continued)
JGC Corporation (Industrials, Construction & Engineering)	12,400	$133,719
JSR Corporation (Materials, Chemicals)	12,900	254,131
JXTG Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	174,700	675,204
K’s Holdings Corporation (Consumer Discretionary, Specialty Retail)	10,800	138,254
Kagome Company Limited (Consumer Staples, Food Products)	5,100	144,058
Kajima Corporation (Industrials, Construction & Engineering)	28,500	323,616
Kakaku.com Incorporated (Communication Services, Interactive Media & Services)	7,200	174,848
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,000	110,245
Kamigumi Company Limited (Industrials, Transportation Infrastructure)	6,700	131,310
Kaneka Corporation (Materials, Chemicals)	3,700	99,237
Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	51,300	511,921
Kansai Paint Company Limited (Materials, Chemicals)	14,100	292,274
Kawasaki Heavy Industries Limited (Industrials, Machinery)	9,900	157,252
KDDI Corporation (Communication Services, Wireless Telecommunication Services)	99,200	2,895,567
Keihan Electric Railway Company Limited (Industrials, Industrial Conglomerates)	5,900	281,317
Keikyu Corporation (Industrials, Road & Rail)	15,600	261,729
Keisei Electric Railway Company Limited (Industrials, Road & Rail)	9,800	321,995
Kenedix Realty Investment Corporation (Real Estate, Equity REITs)	26	143,728
Kewpie Corporation (Consumer Staples, Food Products)	7,200	141,082
Kinden Corporation (Industrials, Construction & Engineering)	7,600	127,321
Kintetsu Group Holdings Company Limited (Industrials, Road & Rail)	10,400	510,975
Kobe Bussan Company Limited (Consumer Staples, Food & Staples Retailing)	3,600	187,359
Koito Manufacturing Company Limited (Consumer Discretionary, Auto Components)	6,700	284,976
Komatsu Limited (Industrials, Machinery)	52,800	1,067,691
Konami Holdings Corporation (Communication Services, Entertainment)	5,800	203,772
Konica Minolta Holdings Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	31,000	115,173
Kubota Corporation (Industrials, Machinery)	69,600	937,236
Kuraray Company Limited (Materials, Chemicals)	20,100	211,615
Kurita Water Industries Limited (Industrials, Machinery)	6,100	168,895
Kyowa Exeo Corporation (Industrials, Construction & Engineering)	6,300	145,114
Kyowa Hakko Kirin Company Limited (Health Care, Pharmaceuticals)	14,300	388,057
Kyushu Financial Group Incorporated (Financials, Banks)	24,000	102,493
Kyushu Railway Company (Industrials, Road & Rail)	9,400	267,127
Lasertec Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	5,000	412,429
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	3,000	166,427
Lion Corporation (Consumer Staples, Household Products)	17,700	407,550
M3 Incorporated (Health Care, Health Care Technology)	21,500	868,477
Mabuchi Motor Company Limited (Industrials, Electrical Equipment)	3,500	115,964
Marubeni Corporation (Industrials, Trading Companies & Distributors)	99,200	482,977
Marui Group Company Limited (Consumer Discretionary, Multiline Retail)	13,300	240,623
Maruichi Steel Tube Limited (Materials, Metals & Mining)	4,700	120,576
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	5,700	213,545
Mebuki Financial Group Incorporated (Financials, Banks)	60,200	136,847
MediPal Holdings Corporation (Health Care, Health Care Providers & Services)	11,200	221,877
Meiji Holdings Company Limited (Consumer Staples, Food Products)	8,300	626,755
Minebea Company Limited (Industrials, Machinery)	23,500	414,268
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	81,300	478,887
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	10,700	159,923
Mitsubishi Logistics Corporation (Industrials, Transportation Infrastructure)	4,800	123,783
Mitsubishi Motors Corporation (Consumer Discretionary, Automobiles)	37,100	105,099
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified Financial Services)	31,600	154,953
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	95,800	1,456,840
Mitsui Chemicals Incorporated (Materials, Chemicals)	11,900	248,154
Mitsui OSK Lines Limited (Industrials, Marine)	6,600	117,281
Miura Company Limited (Industrials, Machinery)	5,900	253,731
Mori Hills REIT Corporation (Real Estate, Equity REITs)	94	126,684
Morinaga & Company Limited (Consumer Staples, Food Products)	2,700	115,975
MS&AD Insurance Group Holdings Incorporated (Financials, Insurance)	27,900	821,790
Nabtesco Corporation (Industrials, Machinery)	6,500	202,895
Nagase & Company Limited (Industrials, Trading Companies & Distributors)	6,500	81,036
Nagoya Railroad Company Limited (Industrials, Road & Rail)	10,800	325,877
Nankai Electric Railway Company Limited (Industrials, Road & Rail)	6,400	155,740

9

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced International Equity Portfolio

	Shares	Value
Japan (continued)
NEC Corporation (Information Technology, IT Services)	14,600	$656,449
Net One Systems Company Limited (Information Technology, IT Services)	4,500	136,475
Nexon Company Limited (Communication Services, Entertainment)	27,100	564,651
NGK Insulators Limited (Industrials, Machinery)	19,500	286,225
NGK Spark Plug Company Limited (Consumer Discretionary, Auto Components)	11,800	190,917
NH Foods Limited (Consumer Staples, Food Products)	6,200	229,406
Nichirei Corporation (Consumer Staples, Food Products)	8,600	243,100
Nifco Incorporated (Consumer Discretionary, Auto Components)	5,300	116,135
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	5,800	193,615
Nihon M&A Center Incorporated (Industrials, Professional Services)	8,000	322,405
Nihon Unisys Limited (Information Technology, IT Services)	4,500	139,414
Nippon Accommodations Fund Incorporated (Real Estate, Equity REITs)	26	157,312
Nippon Building Fund Incorporated (Real Estate, Equity REITs)	87	544,111
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	4,800	76,252
Nippon Express Company Limited (Industrials, Road & Rail)	5,800	298,362
Nippon Kayaku Company Limited (Materials, Chemicals)	10,000	100,682
Nippon Prologis REIT Incorporated (Real Estate, Equity REITs)	113	318,468
Nippon Shinyaku Company Limited (Health Care, Pharmaceuticals)	4,300	371,574
Nippon Shokubai Company Limited (Materials, Chemicals)	1,900	106,497
Nippon Suisan Kaisha Limited (Consumer Staples, Food Products)	17,400	80,947
Nippon Telegraph & Telephone Corporation (Communication Services, Diversified Telecommunication Services)	127,800	2,908,880
Nippon Television Network Corporation (Communication Services, Media)	10,400	120,343
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	8,900	128,697
Nishi-Nippon Railroad Company Limited (Industrials, Road & Rail)	4,500	121,807
Nissan Chemical Industries Limited (Materials, Chemicals)	8,500	377,134
Nissin Food Products Company Limited (Consumer Staples, Food Products)	4,900	410,729
Nitori Holdings Company Limited (Consumer Discretionary, Specialty Retail)	4,800	869,058
Nitto Denko Corporation (Materials, Chemicals)	8,700	472,415
NOF Corporation (Materials, Chemicals)	4,600	164,008
Nomura Real Estate Holding Incorporated (Real Estate, Real Estate Management & Development)	7,300	134,744
Nomura Real Estate Master Fund Incorporated (Real Estate, Equity REITs)	264	324,098
Nomura Research Institute Limited (Information Technology, IT Services)	21,400	567,521
NSK Limited (Industrials, Machinery)	30,100	221,391
NTT Data Corporation (Information Technology, IT Services)	35,700	413,827
NTT DOCOMO Incorporated (Communication Services, Wireless Telecommunication Services)	68,900	1,893,625
Obayashi Corporation (Industrials, Construction & Engineering)	38,600	357,929
OBIC Company Limited (Information Technology, IT Services)	3,900	677,587
Olympus Corporation (Health Care, Health Care Equipment & Supplies)	69,000	1,199,723
Omron Corporation (Information Technology, Electronic Equipment, Instruments & Components)	11,300	750,362
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	27,900	800,263
Oracle Corporation (Japan) (Information Technology, Software)	1,800	210,596
ORIX Corporation (Financials, Diversified Financial Services)	76,300	1,009,714
ORIX JREIT Incorporated (Real Estate, Equity REITs)	159	229,812
Osaka Gas Company Limited (Utilities, Gas Utilities)	23,600	473,707
OSG Corporation (Industrials, Machinery)	5,700	81,078
Otsuka Corporation (Information Technology, IT Services)	7,300	353,513
Pan Pacific International Holdings (Consumer Discretionary, Multiline Retail)	34,200	689,625
Park24 Company Limited (Industrials, Commercial Services & Supplies)	7,400	142,947
Pigeon Corporation (Consumer Staples, Household Products)	6,900	269,811
Rakuten Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	42,500	386,938
Recruit Holdings Company Limited (Industrials, Professional Services)	97,600	3,362,022
Relo Holdings Incorporated (Real Estate, Real Estate Management & Development)	6,500	148,704
Rengo Company Limited (Materials, Containers & Packaging)	13,900	109,829
Resona Holdings Incorporated (Financials, Banks)	124,200	449,165
Ricoh Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	48,600	360,231
Rohto Pharmaceutical Company Limited (Consumer Staples, Personal Products)	6,300	194,029
Ryohin Keikaku Company Limited (Consumer Discretionary, Multiline Retail)	16,000	242,647
Sankyo Company Limited (Consumer Discretionary, Leisure Products)	2,900	74,805
Sankyu Incorporated (Industrials, Road & Rail)	3,300	134,701
Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	22,900	424,155
Sanwa Holdings Corporation (Industrials, Building Products)	12,500	107,409
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,400	132,345
SBI Holdings Incorporated (Financials, Capital Markets)	12,200	262,580

10

Wells Fargo Factor Enhanced International Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Japan (continued)
SCREEN Holdings Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,600	$117,387
SCSK Corporation (Information Technology, IT Services)	2,800	137,531
Secom Company Limited (Industrials, Commercial Services & Supplies)	12,100	1,050,268
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Products)	10,500	137,056
Seibu Holdings Incorporated (Industrials, Road & Rail)	13,300	173,876
Seiko Epson Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	19,800	224,359
SEINO Holdings Company Limited (Industrials, Road & Rail)	9,700	132,463
Sekisui House Limited (Consumer Discretionary, Household Durables)	35,700	681,482
Sekisui House REIT Incorporated (Real Estate, Equity REITs)	253	157,177
Seven & I Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	47,100	1,615,581
Seven Bank Limited (Financials, Banks)	40,100	114,609
Shikoku Electric Power Company Incorporated (Utilities, Electric Utilities)	11,700	87,862
Shimamura Company Limited (Consumer Discretionary, Specialty Retail)	1,400	98,581
Shimizu Corporation (Industrials, Construction & Engineering)	40,000	338,591
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	21,900	2,564,773
Shinsei Bank Limited (Financials, Banks)	10,200	130,462
Shionogi & Company Limited (Health Care, Pharmaceuticals)	16,300	966,605
Showa Denko KK (Materials, Chemicals)	8,200	196,880
Skylark Holdings Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	11,500	186,484
Softbank Corporation (Communication Services, Wireless Telecommunication Services)	89,600	1,137,730
Sohgo Security Services Company Limited (Industrials, Commercial Services & Supplies)	5,000	246,173
Sojitz Corporation (Industrials, Trading Companies & Distributors)	71,000	165,424
Sompo Holdings Incorporated NKSJ Holdings Incorporated (Financials, Insurance)	19,800	706,299
Sony Financial Holdings Incorporated (Financials, Insurance)	8,600	207,622
Sotetsu Holdings Incorporated (Industrials, Road & Rail)	5,100	146,927
Square Enix Company Limited (Communication Services, Entertainment)	5,100	248,441
Stanley Electric Company Limited (Consumer Discretionary, Auto Components)	7,800	190,555
Subaru Corporation (Consumer Discretionary, Automobiles)	37,500	830,802
Sugi Pharmacy Company Limited (Consumer Staples, Food & Staples Retailing)	2,500	161,433
Sumco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	13,700	211,546
Sumitomo Chemical Company Limited (Materials, Chemicals)	95,000	295,221
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	70,200	845,846
Sumitomo Dainippon Pharma Company Limited (Health Care, Pharmaceuticals)	9,900	140,211
Sumitomo Electric Industries Limited (Industrials, Electrical Equipment)	46,400	542,856
Sumitomo Foresting Company Limited (Consumer Discretionary, Household Durables)	9,800	124,594
Sumitomo Heavy Industries Limited (Industrials, Machinery)	6,100	139,946
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	21,200	627,201
Sumitomo Rubber Industries Limited (Consumer Discretionary, Auto Components)	10,100	103,170
Sundrug Company Limited (Consumer Staples, Food & Staples Retailing)	4,400	148,215
Suntory Beverage & Food Limited (Consumer Staples, Beverages)	6,700	274,199
Suzuken Company Limited (Health Care, Health Care Providers & Services)	4,900	178,269
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	22,100	770,399
T&D Holdings Incorporated (Financials, Insurance)	33,100	300,653
Taiheiyo Cement Corporation (Materials, Construction Materials)	6,300	149,323
Taisei Corporation (Industrials, Construction & Engineering)	11,600	402,957
Taiyo Nippon Sanso Corporation (Materials, Chemicals)	12,100	203,413
Taiyo Yuden Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	7,500	209,978
Takara Holdings Incorporated (Consumer Staples, Beverages)	12,200	98,594
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	8,200	78,947
TDK Corporation (Information Technology, Electronic Equipment, Instruments & Components)	7,200	675,537
TechnoPro Holdings Incorporated (Industrials, Professional Services)	2,100	125,958
Teijin Limited (Materials, Chemicals)	11,900	195,034
The Bank of Kyoto Limited (Financials, Banks)	4,100	147,836
The Chugoku Electric Power Company Incorporated (Utilities, Electric Utilities)	18,200	250,314
The Hachijuni Bank Limited (Financials, Banks)	29,300	108,813
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	7,800	118,261
THK Company Limited (Industrials, Machinery)	7,100	185,760
TIS Incorporated (Information Technology, IT Services)	13,600	289,087
Tobu Railway Company Limited (Industrials, Road & Rail)	12,600	447,209
Toho Company Limited Tokyo (Communication Services, Entertainment)	7,600	279,428
Toho Gas Company Limited (Utilities, Gas Utilities)	5,300	263,040

11

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced International Equity Portfolio

	Shares	Value
Japan (continued)
Tokai Carbon Company Limited (Materials, Chemicals)	11,800	$107,746
Tokio Marine Holdings Incorporated (Financials, Insurance)	38,700	1,679,185
Tokyo Broadcasting System Incorporated (Communication Services, Media)	8,700	136,744
Tokyo Century Corporation (Financials, Diversified Financial Services)	2,700	118,145
Tokyo Electric Power Company Holdings Incorporated (Utilities, Electric Utilities) †	90,300	305,271
Tokyo Gas Company Limited (Utilities, Gas Utilities)	21,500	514,752
Tokyo Tatemono Company Limited (Real Estate, Real Estate Management & Development)	12,700	163,870
Tokyu Corporation (Industrials, Road & Rail)	32,400	515,188
Tokyu Fudosan Holdings Corporation (Real Estate, Real Estate Management & Development)	36,000	182,031
Toppan Printing Company Limited (Industrials, Commercial Services & Supplies)	20,200	346,163
Toray Industries Incorporated (Materials, Chemicals)	92,800	451,774
Tosoh Corporation (Materials, Chemicals)	17,200	239,852
Toyo Seikan Kaisha Limited (Materials, Containers & Packaging)	9,300	99,034
Toyo Suisan Kaisha Limited (Consumer Staples, Food Products)	5,800	303,936
Toyota Tsusho Corporation (Industrials, Trading Companies & Distributors)	13,900	353,655
Trend Micro Incorporated (Information Technology, Software)	8,000	440,338
Tsumura & Company (Health Care, Pharmaceuticals)	4,400	122,426
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	2,600	384,950
UBE Industries Limited (Materials, Chemicals)	5,800	103,772
Unicharm Corporation (Consumer Staples, Household Products)	26,100	974,596
United Urban Investment Corporation (Real Estate, Equity REITs)	172	182,104
USS Company Limited (Consumer Discretionary, Specialty Retail)	11,800	205,758
Welcia Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	3,100	260,826
West Japan Railway Company (Industrials, Road & Rail)	11,000	712,113
Yahoo! Japan Corporation (Communication Services, Interactive Media & Services)	145,500	598,449
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	36,100	175,680
Yamaguchi Financial Group (Financials, Banks)	15,200	91,111
Yamaha Corporation (Consumer Discretionary, Leisure Products)	9,000	439,065
Yamaha Motor Company Limited (Consumer Discretionary, Automobiles)	17,500	253,492
Yamazaki Baking Company Limited (Consumer Staples, Food Products)	10,100	181,062
Zenkoku Hosho Company Limited (Financials, Diversified Financial Services)	3,300	127,481
Zensho Holdings Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,700	121,586
Zeon Corporation (Materials, Chemicals)	10,500	101,407
ZOZO Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	5,100	94,060
		121,946,118

Luxembourg : 0.25%
Aroundtown SA (Real Estate, Real Estate Management & Development)	57,777	317,777
B&M European Value Retail SA (Consumer Discretionary, Multiline Retail)	37,370	180,493
Eurofins Scientific SE (Health Care, Life Sciences Tools & Services)	592	402,497
Grand City Properties SA (Real Estate, Real Estate Management & Development)	5,472	124,400
SES SA (Communication Services, Media)	21,134	156,568
Subsea 7 SA (Energy, Energy Equipment & Services) †	6,359	36,853
Tenaris SA (Energy, Energy Equipment & Services)	20,037	126,099
		1,344,687

Netherlands : 3.53%
Aalberts Industries NV (Industrials, Machinery) †	4,734	129,965
Adyen NV (Information Technology, IT Services) 144A†	1,400	1,838,465
Altice NV Class A (Communication Services, Media) †	34,825	137,566
ASM International NV (Information Technology, Semiconductors & Semiconductor Equipment)	2,436	284,134
ASR Nederland NV (Financials, Insurance)	7,974	219,216
BE Semiconductor Industries NV (Information Technology, Semiconductors & Semiconductor Equipment)	3,598	137,594
CNH Industrial NV (Industrials, Machinery) †	45,054	274,963
Euronext NV (Financials, Capital Markets) 144A	2,764	256,784
Heineken Holding NV (Consumer Staples, Beverages)	5,486	451,249
Heineken NV (Consumer Staples, Beverages)	13,564	1,241,879
IMCD Group NV (Industrials, Trading Companies & Distributors)	2,793	263,374
Koninklijke Ahold Delhaize NV (Consumer Staples, Food & Staples Retailing)	56,896	1,442,537
Koninklijke DSM NV (Materials, Chemicals)	9,740	1,245,890
Koninklijke Philips NV (Health Care, Health Care Equipment & Supplies)	48,487	2,204,363

12

Wells Fargo Factor Enhanced International Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Netherlands (continued)
Koninklijke Vopak NV (Energy, Oil, Gas & Consumable Fuels)	3,872	$211,940
NN Group NV (Financials, Insurance)	19,104	586,398
Prosus NV (Consumer Discretionary, Internet & Direct Marketing Retail) †	23,777	1,968,968
Randstad Holdings NV (Industrials, Professional Services)	6,581	275,627
SBM Offshore NV (Energy, Energy Equipment & Services)	8,352	114,491
Signify NV (Industrials, Electrical Equipment) 144A	7,792	167,788
STMicroelectronics NV (Information Technology, Semiconductors & Semiconductor Equipment)	30,766	769,195
Unilever NV (Consumer Staples, Personal Products)	73,543	3,800,550
Wolters Kluwer NV (Communication Services, Media)	14,764	1,174,748
		19,197,684

New Zealand : 0.49%
A2 Milk Company Limited (Consumer Staples, Food Products) †	37,032	438,518
Auckland International Airport Limited (Industrials, Transportation Infrastructure)	46,199	187,152
Contact Energy Limited (Utilities, Electric Utilities)	38,755	150,013
Fisher & Paykel Healthcare Corporation (Health Care, Health Care Equipment & Supplies)	32,699	609,658
Fletcher Building Limited (Materials, Construction Materials)	43,863	95,870
Infratil Limited (Utilities, Electric Utilities)	32,464	96,765
Mainfreight Limited (Industrials, Air Freight & Logistics)	4,668	115,678
Mercury Limited (Utilities, Electric Utilities)	34,892	101,064
Meridian Energy Limited (Utilities, Independent Power & Renewable Electricity Producers)	61,650	182,589
Ryman Healthcare Limited (Health Care, Health Care Providers & Services)	20,842	157,160
Spark New Zealand Limited (Communication Services, Diversified Telecommunication Services)	92,210	253,481
Xero Limited (Information Technology, Software) †	5,383	306,762
		2,694,710

Norway : 0.66%
DNB ASA (Financials, Banks) †	44,641	609,253
Entra ASA (Real Estate, Real Estate Management & Development) 144A	7,360	99,714
Equinor ASA (Energy, Oil, Gas & Consumable Fuels)	51,227	747,076
Gjensidige Forsikring ASA (Financials, Insurance) †	8,945	163,075
Mowi ASA (Consumer Staples, Food Products)	19,417	365,973
Orkla ASA (Consumer Staples, Food Products)	33,848	304,014
Salmar ASA (Consumer Staples, Food Products)	2,253	101,603
Schibsted ASA Class A (Communication Services, Media)	3,683	91,526
Storebrand ASA (Financials, Insurance) †	22,285	114,874
Telenor ASA (Communication Services, Diversified Telecommunication Services)	32,477	492,268
TGS Nopec Geophysical Company ASA (Energy, Energy Equipment & Services)	3,694	52,917
Tomra Systems ASA (Industrials, Commercial Services & Supplies)	4,670	168,257
Yara International ASA (Materials, Chemicals)	7,512	258,412
		3,568,962

Pagua New Guinea : 0.02%
Oil Search Limited (Energy, Oil, Gas & Consumable Fuels)	57,402	133,461

Poland : 0.25%
Bank Pekao SA (Financials, Banks)	8,517	111,153
Bank Zachodni WBK SA (Financials, Banks)	1,688	68,626
CD Projekt SA (Communication Services, Entertainment)	2,844	286,693
KGHM Polska Miedz SA (Materials, Metals & Mining) †	5,202	111,522
LPP SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	60	102,798
PKO Bank Polski SA (Financials, Banks)	42,772	236,634
Polski Koncern Naftowy Orlen SA (Energy, Oil, Gas & Consumable Fuels)	13,226	220,698
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	31,327	233,415
		1,371,539

Portugal : 0.23%
Energias de Portugal SA (Utilities, Electric Utilities)	142,177	664,192

13

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced International Equity Portfolio

	Shares	Value
Portugal (continued)
Galp Energia SGPS SA (Energy, Oil, Gas & Consumable Fuels)	28,437	$338,349
Jeronimo Martins SA (Consumer Staples, Food & Staples Retailing)	14,891	253,917
		1,256,458

Singapore : 1.60%
Ascendas REIT (Real Estate, Equity REITs)	168,700	375,446
CapitaLand Commercial Trust Limited (Real Estate, Equity REITs)	157,900	196,170
CapitaLand Limited (Real Estate, Real Estate Management & Development) †	135,563	278,360
CapitaLand Mall Trust (Real Estate, Equity REITs)	152,000	219,315
City Developments Limited (Real Estate, Real Estate Management & Development)	23,475	128,419
ComfortDelGro Corporation Limited (Industrials, Road & Rail)	118,937	121,514
DBS Group Holdings Limited (Financials, Banks)	97,413	1,347,636
Genting Singapore Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	299,424	166,845
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	3,977	61,749
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	72,600	304,492
Keppel DC REIT (Real Estate, Equity REITs)	72,200	131,728
Mapletree Commercial Trust (Real Estate, Equity REITs)	134,900	191,925
Mapletree Industrial Trust (Real Estate, Equity REITs)	89,600	173,222
Mapletree Logistics Trust (Real Estate, Equity REITs)	138,700	202,016
NetLink NBN Trust Unit (Communication Services, Diversified Telecommunication Services)	158,000	115,391
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	212,796	1,292,001
Singapore Airlines Limited (Industrials, Airlines)	55,500	150,220
Singapore Airport Terminal Services Limited (Industrials, Transportation Infrastructure)	37,000	69,858
Singapore Exchange Limited (Financials, Capital Markets)	42,774	251,302
Singapore Press Holdings Limited (Communication Services, Media)	99,200	90,130
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	77,869	176,349
Singapore Telecommunications Limited (Communication Services, Diversified Telecommunication Services)	384,715	677,501
Suntec REIT (Real Estate, Equity REITs)	112,400	117,437
United Overseas Bank Limited (Financials, Banks)	83,386	1,154,936
UOL Group Limited (Real Estate, Real Estate Management & Development)	25,473	123,803
Venture Corporation Limited (Information Technology, Electronic Equipment, Instruments & Components)	13,300	144,532
Wilmar International Limited (Consumer Staples, Food Products)	133,385	376,826
Yangzijiang Shipbuilding Holdings Limited (Industrials, Machinery)	133,200	88,895
		8,728,018

Spain : 1.80%
Acciona SA (Utilities, Electric Utilities)	1,151	115,258
Actividades de Construccion y Servicios SA (Industrials, Construction & Engineering)	13,381	342,420
Aena SA (Industrials, Transportation Infrastructure) 144A†	3,369	479,437
Amadeus IT Holding SA Class A (Information Technology, IT Services)	20,895	1,092,629
Banco de Sabade SA (Financials, Banks)	327,862	100,445
Bankinter SA (Financials, Banks)	33,809	143,632
Bolsas y Mercados Espanoles (Financials, Capital Markets)	3,900	142,601
CaixaBank SA (Financials, Banks)	195,348	363,394
Enagás SA (Utilities, Gas Utilities)	11,406	257,088
Gas Natural SDG SA (Utilities, Gas Utilities)	18,607	346,995
Grifols SA (Health Care, Biotechnology)	18,235	569,047
Iberdrola SA (Utilities, Electric Utilities)	313,953	3,399,320
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	53,398	1,487,318
Inmobiliaria Colonial Socimi SA (Real Estate, Equity REITs)	14,728	133,165
International Consolidated Airlines Group SA (Industrials, Airlines)	51,846	147,565
Mapfre SA (Financials, Insurance)	48,122	84,857
Merlin Properties Socimi SA (Real Estate, Equity REITs)	16,562	139,532
Red Eléctrica de Espana SA (Utilities, Electric Utilities)	24,632	433,724
		9,778,427

Sweden : 3.82%
AAK AB (Consumer Staples, Food Products)	9,193	168,195
Alfa Laval AB (Industrials, Machinery) †	14,987	304,567

14

Wells Fargo Factor Enhanced International Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Sweden (continued)
Assa Abloy AB Class B (Industrials, Building Products)	56,083	$1,144,675
Atlas Copco AB Class A (Industrials, Machinery)	34,667	1,371,252
Boliden AB (Materials, Metals & Mining)	13,072	285,641
Castellum AB (Real Estate, Real Estate Management & Development)	12,696	238,722
Dometic Group AB (Consumer Discretionary, Auto Components) 144A†	14,934	132,110
Electrolux AB Class B (Consumer Discretionary, Household Durables)	11,660	192,249
Electrolux Professional AB Class B (Industrials, Machinery) †	11,665	42,228
Elekta AB Class B (Health Care, Health Care Equipment & Supplies)	19,707	208,002
Epiroc AB Class A (Industrials, Machinery)	33,830	378,679
EQT AB (Financials, Capital Markets) †	29,048	462,786
Ericsson LM Class B (Information Technology, Communications Equipment)	165,148	1,512,317
Essity Aktiebolag AB (Consumer Staples, Household Products) †	37,144	1,230,230
Evolution Gaming Group (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A†	5,363	315,299
Fabege AB (Real Estate, Real Estate Management & Development)	15,200	185,096
Fastighets AB Balder B Shares (Real Estate, Real Estate Management & Development) †	4,994	205,079
Getinge AB Class B (Health Care, Health Care Equipment & Supplies) †	11,791	218,884
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	38,306	582,578
Hexagon AB Class B (Information Technology, Electronic Equipment, Instruments & Components) †	14,098	781,909
Hexpol AB (Materials, Chemicals) †	13,779	103,889
Holmen AB Class B (Materials, Paper & Forest Products) †	4,671	153,716
Husqvarna AB Class B (Consumer Discretionary, Household Durables)	19,479	144,451
ICA Gruppen AB (Consumer Staples, Food & Staples Retailing)	4,508	212,317
Indutrade AB (Industrials, Trading Companies & Distributors)	4,698	180,067
Investor AB Class B (Financials, Diversified Financial Services)	23,873	1,281,249
Kinnevik AB Class B (Financials, Diversified Financial Services)	11,122	281,970
Loomis AB Class B (Industrials, Commercial Services & Supplies)	3,552	89,812
Lundbergforetagen AB Class B (Financials, Diversified Financial Services) †	3,709	185,049
Nibe Industrier AB Class B (Industrials, Building Products)	16,208	361,947
Saab AB Class B (Industrials, Aerospace & Defense) †	4,038	98,575
Samhallsbyggnadsbolaget i Norben AB (Real Estate, Real Estate Management & Development) †	44,579	90,041
Sandvik AB (Industrials, Machinery) †	59,596	996,300
Securitas AB Class B (Industrials, Commercial Services & Supplies)	15,001	200,278
Skandinaviska Enskilda Banken AB Class A (Financials, Banks) †	82,657	719,286
Skanska AB Class B (Industrials, Construction & Engineering) †	18,987	381,693
SKF AB Class B (Industrials, Machinery)	19,877	367,490
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products) †	29,526	369,463
Svenska Handelsbanken AB Class A (Financials, Banks) †	83,410	787,892
Swedbank AB Class A (Financials, Banks) †	51,838	651,019
Swedish Match AB (Consumer Staples, Tobacco)	8,567	597,917
Swedish Orphan Biovitrum AB (Health Care, Biotechnology) †	11,827	258,282
Tele2 AB Class B (Communication Services, Wireless Telecommunication Services)	26,332	348,896
Telia Company AB (Communication Services, Diversified Telecommunication Services)	141,347	483,457
Trelleborg AB Class B (Industrials, Machinery) †	12,522	171,352
Volvo AB Class B (Industrials, Machinery) †	84,719	1,208,887
Wihlborgs Fastigheter AB (Real Estate, Real Estate Management & Development)	7,220	116,773
		20,802,566

Switzerland : 10.02%
Adecco SA (Industrials, Professional Services)	8,951	430,399
Allreal Holding AG (Real Estate, Real Estate Management & Development)	752	145,959
Baloise Holding AG (Financials, Insurance)	2,429	347,579
Barry Callebaut AG (Consumer Staples, Food Products)	163	328,759
BB Biotech AG (Health Care, Biotechnology)	48,398	3,436,480
Belimo Holding AG (Industrials, Building Products)	24	181,901
Cembra Money Bank AG (Financials, Consumer Finance)	1,690	167,913
Chocoladefabriken Lindt & Sprungli AG (Consumer Staples, Food Products)	6	523,213
Coca-Cola HBC AG (Consumer Staples, Beverages)	8,771	222,105
EMS-Chemie Holdings AG (Materials, Chemicals)	449	333,617
Flughafen Zuerich AG (Industrials, Transportation Infrastructure) †	909	125,754
Galenica AG (Health Care, Pharmaceuticals)	2,809	208,092
Geberit AG (Industrials, Building Products)	2,152	1,052,953
Georg Fischer AG (Industrials, Machinery)	215	179,591

15

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced International Equity Portfolio

	Shares	Value
Switzerland (continued)
Givaudan SA (Materials, Chemicals)	425	$1,530,457
Helvetia Holding AG (Financials, Insurance)	1,708	152,247
Kuehne & Nagel International AG (Industrials, Marine)	2,959	427,953
Logitech International SA (Information Technology, Technology Hardware, Storage & Peripherals)	8,974	533,198
Lonza Group AG (Health Care, Life Sciences Tools & Services)	4,131	2,039,973
Nestle SA (Consumer Staples, Food Products)	158,375	17,195,883
Partners Group Holding AG (Financials, Capital Markets)	921	767,261
PSP Swiss Property AG (Real Estate, Real Estate Management & Development)	2,388	271,867
Roche Holding AG (Health Care, Pharmaceuticals)	38,881	13,496,431
Schindler Holding AG - Participation Certificate (Industrials, Machinery)	2,286	534,070
SGS SA (Industrials, Professional Services)	349	823,390
Sig Combibloc Group AG (Materials, Containers & Packaging)	10,962	184,489
Sika AG (Materials, Chemicals)	6,654	1,143,090
Sonova Holding AG (Health Care, Health Care Equipment & Supplies)	2,913	642,198
Straumann Holding AG (Health Care, Health Care Equipment & Supplies)	611	498,310
Sunrise Communications Group AG (Communication Services, Diversified Telecommunication Services) 144A	1,898	159,304
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,562	315,104
Swiss Life Holding AG (Financials, Insurance)	1,723	610,732
Swiss Prime Site AG (Real Estate, Real Estate Management & Development)	4,471	417,855
Swisscom AG (Communication Services, Diversified Telecommunication Services)	1,454	756,663
Tecan Group AG (Health Care, Life Sciences Tools & Services)	593	207,713
Temenos AG (Information Technology, Software)	3,774	580,079
VAT Group AG (Industrials, Machinery) 144A	1,483	270,074
Vifor Pharma AG (Health Care, Pharmaceuticals)	2,307	353,516
Zurich Insurance Group AG (Financials, Insurance)	9,086	2,940,244
		54,536,416

Thailand : 0.04%
Thai Beverage plc (Consumer Staples, Beverages)	433,300	193,844

United Kingdom : 11.21%
3i Group plc (Financials, Capital Markets)	50,687	518,703
Admiral Group plc (Financials, Insurance)	12,281	354,730
Aggreko plc (Industrials, Commercial Services & Supplies)	11,398	66,801
Amcor Limited (Materials, Containers & Packaging)	52,605	523,267
Ashmore Group plc (Financials, Capital Markets)	22,564	119,815
Ashtead Group plc (Industrials, Trading Companies & Distributors)	21,405	639,201
Associated British Foods plc (Consumer Staples, Food Products)	16,823	380,503
Auto Trader Group plc (Communication Services, Interactive Media & Services) 144A	50,239	349,202
Avast plc (Information Technology, Software) 144A	33,966	211,897
AVEVA Group plc (Information Technology, Software)	3,267	165,989
Aviva plc (Financials, Insurance)	210,727	649,994
BAE Systems plc (Industrials, Aerospace & Defense)	157,126	969,753
Bakkafrost Company (Consumer Staples, Food Products) †	2,197	137,083
Barratt Developments plc (Consumer Discretionary, Household Durables)	46,195	285,744
Beazley plc (Financials, Insurance)	28,303	134,658
Bellway plc (Consumer Discretionary, Household Durables)	5,540	176,847
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	8,919	84,742
British American Tobacco plc (Consumer Staples, Tobacco)	105,037	4,165,810
Britvic plc (Consumer Staples, Beverages)	13,173	117,359
BT Group plc (Communication Services, Diversified Telecommunication Services)	419,328	603,716
Bunzl plc (Industrials, Trading Companies & Distributors)	16,770	392,477
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	18,948	353,824
Capita plc (Industrials, Professional Services) †	75,626	31,597
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,444	111,515
Cineworld Group plc (Communication Services, Entertainment)	34,582	36,393
Close Brothers Group plc (Financials, Capital Markets)	8,101	108,494
Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	78,430	1,149,736
ConvaTec Limited (Health Care, Health Care Equipment & Supplies) 144A	80,900	203,772
Countryside Properties plc (Consumer Discretionary, Household Durables)	16,558	59,801
Croda International plc (Materials, Chemicals)	6,377	410,275
Dechra Pharmaceuticals plc (Health Care, Pharmaceuticals)	4,924	169,851

16

Wells Fargo Factor Enhanced International Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
United Kingdom (continued)
Derwent Valley Holdings plc (Real Estate, Equity REITs)	5,005	$182,659
Diageo plc (Consumer Staples, Beverages)	116,699	4,071,611
Dialog Semiconductor plc (Information Technology, Semiconductors & Semiconductor Equipment) †	3,057	122,247
Diploma plc (Industrials, Trading Companies & Distributors)	6,422	145,998
Direct Line Insurance Group plc (Financials, Insurance)	74,879	245,278
DS Smith plc (Materials, Containers & Packaging)	58,744	248,573
easyJet plc (Industrials, Airlines)	9,804	83,304
Electrocomponents plc (Information Technology, Electronic Equipment, Instruments & Components)	20,854	164,688
EVRAZ plc (Materials, Metals & Mining)	24,513	85,891
Experian Group Limited plc (Industrials, Professional Services)	47,602	1,669,520
Ferguson plc (Industrials, Trading Companies & Distributors)	11,301	891,288
G4S plc (Industrials, Commercial Services & Supplies)	65,682	73,522
Games Workshop Group plc (Consumer Discretionary, Leisure Products)	1,465	144,972
Genus plc (Health Care, Biotechnology)	4,123	178,330
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	251,090	5,200,753
Great Portland Estates plc (Real Estate, Equity REITs)	9,693	78,216
Greggs plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,853	111,187
GVC Holdings plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	24,884	244,280
Halma plc (Information Technology, Electronic Equipment, Instruments & Components)	18,838	546,675
Hays plc (Industrials, Professional Services)	70,796	99,452
Hikma Pharmaceuticals plc (Health Care, Pharmaceuticals)	7,991	254,512
HomeServe plc (Industrials, Commercial Services & Supplies)	13,298	214,344
Howden Joinery Group plc (Industrials, Trading Companies & Distributors)	28,561	209,497
IG Group Holdings plc (Financials, Capital Markets)	17,347	164,040
IMI plc (Industrials, Machinery)	14,064	157,079
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	42,235	770,373
Inchcape plc (Consumer Discretionary, Distributors)	16,239	100,961
Informa plc (Communication Services, Media)	64,861	371,556
Intermediate Capital Group (Financials, Capital Markets)	12,312	193,615
Intertek Group plc (Industrials, Professional Services)	7,775	532,103
Investec plc (Financials, Capital Markets)	31,126	56,352
ITV plc (Communication Services, Media)	168,784	168,308
IWG plc (Real Estate, Real Estate Management & Development)	27,906	102,527
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	90,721	217,534
JD Sports Fashion plc (Consumer Discretionary, Specialty Retail)	17,500	143,472
John Wood Group plc (Energy, Energy Equipment & Services)	22,888	54,962
Johnson Matthey plc (Materials, Chemicals)	8,962	236,295
Just Eat plc (Consumer Discretionary, Internet & Direct Marketing Retail) †(a)	30,708	404,685
Kingfisher plc (Consumer Discretionary, Specialty Retail)	89,070	216,171
Legal & General Group plc (Financials, Insurance)	288,579	712,482
M&G plc (Financials, Diversified Financial Services)	107,296	186,739
Man Group plc (Financials, Capital Markets)	77,433	136,293
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	82,276	99,899
Meggitt plc (Industrials, Aerospace & Defense)	42,080	145,454
Micro Focus International plc (Information Technology, Software)	14,864	73,223
Mondi plc (Materials, Paper & Forest Products)	23,352	439,376
Moneysupermarket.com Group plc (Consumer Discretionary, Internet & Direct Marketing Retail)	23,884	101,941
National Grid plc (Utilities, Multi-Utilities)	186,116	2,141,368
Network International Holding (Financials, Diversified Financial Services) 144A†	20,070	115,736
Next plc (Consumer Discretionary, Multiline Retail)	5,902	356,930
NMC Health plc (Health Care, Health Care Providers & Services) (a)‡	7,509	87,024
Pearson plc (Communication Services, Media)	42,027	240,353
Pennon Group plc (Utilities, Water Utilities)	20,644	292,616
Persimmon plc (Consumer Discretionary, Household Durables)	15,000	427,859
Phoenix Group Holdings plc (Financials, Insurance)	39,633	304,685
Polymetal International plc (Materials, Metals & Mining)	14,106	283,538
Quilter plc (Financials, Capital Markets)	85,789	138,024
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	37,179	3,329,991
Redrow plc (Consumer Discretionary, Household Durables)	12,245	71,261
RELX plc (Industrials, Professional Services)	97,967	2,280,228
Rentokil Initial plc (Industrials, Commercial Services & Supplies)	91,407	565,312
Rightmove plc (Communication Services, Interactive Media & Services)	43,520	317,073
Rio Tinto plc (Materials, Metals & Mining)	52,933	2,870,788

17

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced International Equity Portfolio

			Shares	Value
United Kingdom (continued)
Rotork plc (Industrials, Machinery)			39,817	$131,810
Royal Mail plc (Industrials, Air Freight & Logistics)			43,616	94,093
RSA Insurance Group plc (Financials, Insurance)			60,360	295,603
Segro plc (Real Estate, Equity REITs)			53,087	551,655
Severn Trent plc (Utilities, Water Utilities)			12,167	368,423
Signature Aviation PLC (Industrials, Transportation Infrastructure)			33,208	96,252
Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)			41,374	844,092
Smiths Group plc (Industrials, Industrial Conglomerates)			20,955	341,664
Spectris plc (Information Technology, Electronic Equipment, Instruments & Components)			6,211	197,891
Spirax-Sarco Engineering plc (Industrials, Machinery)			3,687	452,511
SSE plc (Utilities, Electric Utilities)			53,913	828,649
SSP Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			23,899	82,489
Tate & Lyle plc (Consumer Staples, Food Products)			22,074	184,129
Taylor Wimpey plc (Consumer Discretionary, Household Durables)			142,891	255,957
TechnipFMC plc - BATS Exchange (Energy, Energy Equipment & Services)			19,104	141,326
Tesco plc (Consumer Staples, Food & Staples Retailing)			483,378	1,372,554
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)			5,819	296,429
The Sage Group plc (Information Technology, Software)			54,812	470,022
The Unite Group plc (Real Estate, Equity REITs)			13,964	150,087
TP Icap plc (Financials, Capital Markets)			25,905	109,400
Trainline plc (Consumer Discretionary, Internet & Direct Marketing Retail) 144A†			24,539	148,826
Travis Perkins plc (Industrials, Trading Companies & Distributors)			12,212	166,807
Tritax Big Box REIT plc (Real Estate, Equity REITs)			74,251	127,899
Unilever plc (Consumer Staples, Personal Products)			59,033	3,169,693
United Utilities Group plc (Utilities, Water Utilities)			35,556	404,779
Victrex plc (Materials, Chemicals)			3,803	96,423
WH Smith plc (Consumer Discretionary, Specialty Retail)			5,339	70,501
Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			7,603	238,457
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)			116,339	269,913
WPP plc (Communication Services, Media)			62,499	475,646
				60,992,552

Total Common Stocks (Cost $506,865,203)				518,988,475

	Dividend yield
Preferred Stocks : 0.62%
Germany : 0.62%
Fuchs Petrolub SE (Materials, Chemicals)	1.91%		3,114	124,662
Henkel AG & Company KGaA (Consumer Staples, Household Products) †	1.72		9,226	825,121
Porsche Automobil Holding SE (Consumer Discretionary, Automobiles)	4.12		7,575	416,443
Sartorius AG Vorzug (Health Care, Health Care Equipment & Supplies) †	0.57		1,856	691,899
Volkswagen AG (Consumer Discretionary, Automobiles)	3.87		8,888	1,316,048
				3,374,173

Total Preferred Stocks (Cost $3,132,163)				3,374,173

		Expiration date
Rights : 0.01%
United Kingdom : 0.01%
Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)†		6-11-2020	3,802	47,042

Total Rights (Cost $65,000)				47,042

18

Wells Fargo Factor Enhanced International Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

		Yield	Shares	Value
Short-Term Investments : 1.95%
Investment Companies : 1.95%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.12%	10,604,777	$10,604,777

Total Short-Term Investments (Cost $10,604,777)				10,604,777

Total investments in securities (Cost $520,667,143)	97.97%			533,014,467
Other assets and liabilities, net	2.03			11,043,605

Total net assets	100.00%			$544,058,072

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

19

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	211	6-19-2020	$16,982,722	$18,205,080	$1,222,358	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	24,301,039	147,130,594	(160,826,856)	10,604,777	$10,604,777	1.95%

Wells Fargo Factor Enhanced International Equity Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$39,912,768	$0	$39,912,768
Austria	110,255	1,384,445	0	1,494,700
Belgium	0	3,243,339	0	3,243,339
Canada	51,158,490	557,799	0	51,716,289
China	0	1,156,238	0	1,156,238
Denmark	0	15,670,649	0	15,670,649
Faeroe Islands	0	137,083	0	137,083
Finland	0	8,255,415	0	8,255,415
France	0	32,678,014	0	32,678,014
Germany	0	26,643,753	0	26,643,753
Hong Kong	0	12,189,165	0	12,189,165
Ireland	610,590	8,801,095	0	9,411,685
Italy	0	10,071,018	0	10,071,018
Japan	0	121,946,118	0	121,946,118
Luxembourg	0	1,344,687	0	1,344,687
Netherlands	7,162,876	12,034,808	0	19,197,684
New Zealand	0	2,694,710	0	2,694,710
Norway	0	3,568,962	0	3,568,962
Pagua New Guinea	0	133,461	0	133,461
Poland	0	1,371,539	0	1,371,539
Portugal	0	1,256,458	0	1,256,458
Singapore	0	8,728,018	0	8,728,018
Spain	479,437	9,298,990	0	9,778,427
Sweden	42,228	20,760,338	0	20,802,566
Switzerland	0	54,536,416	0	54,536,416
Thailand	0	193,844	0	193,844
United Kingdom	31,597	60,736,848	87,024	60,855,469
Preferred stocks
Germany	0	3,374,173	0	3,374,173

Rights
United Kingdom	0	47,042	0	47,042
Short-term investments
Investment companies	10,604,777	0	0	10,604,777

	70,200,250	462,727,193	87,024	533,014,467
Futures contracts	1,222,358	0	0	1,222,358

Total assets	$71,422,608	$462,727,193	$87,024	$534,236,825

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

As of May 31, 2020, the Portfolio had segregated $4,053,199 as cash collateral for these open futures contracts.

For the three months ended May 31, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 96.00%
Communication Services : 8.95%
Diversified Telecommunication Services : 2.54%
AT&T Incorporated	360,902	$11,137,436
GCI Liberty Incorporated Class A †	4,661	322,495
Verizon Communications Incorporated	202,875	11,640,968
		23,100,899

Entertainment : 1.89%
Activision Blizzard Incorporated	33,965	2,444,801
Cinemark Holdings Incorporated	6,139	92,269
Electronic Arts Incorporated †	13,380	1,644,134
Live Nation Entertainment Incorporated †	7,709	378,974
Roku Incorporated †	4,694	514,040
Take-Two Interactive Software Incorporated †	5,127	698,144
The Madison Square Garden Company Class A	567	96,747
The Madison Square Garden Entertainment Corporation †	626	49,598
The Walt Disney Company	92,474	10,847,200
World Wrestling Entertainment Incorporated Class A	2,294	106,143
Zynga Incorporated Class A †	39,518	361,590
		17,233,640

Interactive Media & Services : 2.41%
Alphabet Incorporated Class A †	14,243	20,417,612
IAC Corporation †	3,825	1,034,165
Match Group Incorporated †	2,699	240,319
Pinterest Incorporated Class A †	8,417	170,781
TripAdvisor Incorporated	3,663	70,623
		21,933,500

Media : 1.93%
Altice USA Incorporated †	17,572	451,952
Cable One Incorporated	251	473,609
Charter Communications Incorporated Class A †	8,015	4,360,160
Comcast Corporation Class A	235,360	9,320,256
Discovery Communications Incorporated Class A †	6,710	145,943
DISH Network Corporation Class A †	12,510	395,942
Fox Corporation Class A	16,385	477,950
Interpublic Group of Companies Incorporated	19,157	327,776
News Corporation Class A	17,185	210,516
Nexstar Media Group Incorporated Class A	2,040	169,952
Omnicom Group Incorporated	10,644	583,185
Sirius XM Holdings Incorporated	60,780	353,740
Tegna Incorporated	9,838	115,301
The New York Times Company Class A	6,156	241,500
		17,627,782

Wireless Telecommunication Services : 0.18%
T-Mobile US Incorporated †	16,245	1,625,150

Consumer Discretionary : 9.15%
Auto Components : 0.11%
BorgWarner Incorporated	8,701	279,737
Gentex Corporation	11,269	297,952
Lear Corporation	2,598	275,518
The Goodyear Tire & Rubber Company	13,053	99,333
		952,540

Automobiles : 0.35%
Ford Motor Company	200,160	1,142,914

1

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

	Shares	Value
Automobiles (continued)
General Motors Company	63,905	$1,653,861
Harley-Davidson Incorporated	8,806	187,920
Thor Industries Incorporated	2,386	205,673
		3,190,368

Distributors : 0.16%
Genuine Parts Company	7,236	603,555
LKQ Corporation †	14,082	386,692
Pool Corporation	1,841	495,266
		1,485,513

Diversified Consumer Services : 0.15%
Bright Horizons Family Solutions Incorporated †	2,830	316,620
Frontdoor Incorporated †	3,909	178,446
Grand Canyon Education Incorporated †	1,908	186,202
H&R Block Incorporated	8,785	149,345
Service Corporation International	8,355	329,438
ServiceMaster Global Holdings Incorporated †	7,029	231,254
		1,391,305

Hotels, Restaurants & Leisure : 2.30%
Aramark	13,038	337,554
Caesars Entertainment Corporation †	32,191	366,655
Carnival Corporation	20,151	317,177
Chipotle Mexican Grill Incorporated †	1,360	1,365,318
Churchill Downs Incorporated	1,525	202,322
Cracker Barrel Old Country Store Incorporated	850	91,061
Darden Restaurants Incorporated	5,890	452,705
Domino’s Pizza Incorporated	1,941	748,915
Dunkin Brands Group Incorporated	4,327	276,365
Hilton Worldwide Holdings Incorporated	13,882	1,100,981
Marriott International Incorporated Class A	12,770	1,130,145
Marriott Vacations Worldwide Corporation	1,778	159,718
McDonald’s Corporation	38,298	7,135,683
Norwegian Cruise Line Holdings Limited †	10,753	168,392
Planet Fitness Incorporated Class A †	4,092	264,466
Six Flags Entertainment Corporation	4,054	93,161
Starbucks Corporation	54,917	4,282,977
Texas Roadhouse Incorporated	2,796	144,973
The Wendy’s Company	9,070	192,828
Vail Resorts Incorporated	1,926	381,984
Wyndham Hotels & Resorts Incorporated	4,351	199,841
Wyndham Worldwide Corporation	4,656	148,061
Yum! Brands Incorporated	15,508	1,391,533
		20,952,815

Household Durables : 0.50%
D.R. Horton Incorporated	17,599	973,225
Helen of Troy Limited †	1,114	202,659
Leggett & Platt Incorporated	7,458	228,140
Lennar Corporation Class A	14,919	902,003
Mohawk Industries Incorporated †	2,929	272,983
NVR Incorporated †	177	570,225
Pulte Group Incorporated	12,591	427,716
Tempur-Pedic International Incorporated †	2,148	140,114
Toll Brothers Incorporated	6,661	215,217
TopBuild Corporation †	1,661	190,500
Whirlpool Corporation	3,056	372,282
		4,495,064

Internet & Direct Marketing Retail : 0.32%
eBay Incorporated	39,156	1,783,164

2

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Internet & Direct Marketing Retail (continued)
Expedia Group Incorporated	6,288	$499,770
Qurate Retail Incorporated †	20,617	169,781
Wayfair Incorporated Class A †	2,852	489,261
		2,941,976

Leisure Products : 0.12%
Hasbro Incorporated	6,027	443,045
Mattel Incorporated †	17,251	158,882
Polaris Industries Incorporated	2,782	242,980
The Brunswick Corporation	3,938	216,629
		1,061,536

Multiline Retail : 0.75%
Dollar General Corporation	12,591	2,411,302
Dollar Tree Incorporated †	11,341	1,109,944
Kohl’s Corporation	8,329	160,083
Macy’s Incorporated	12,539	79,748
Nordstrom Incorporated	5,595	90,247
Target Corporation	24,467	2,993,048
		6,844,372

Specialty Retail : 3.49%
Aaron’s Incorporated	2,799	103,311
Advance Auto Parts Incorporated	3,265	454,880
AutoNation Incorporated †	3,221	127,165
AutoZone Incorporated †	1,126	1,292,490
Best Buy Company Incorporated	10,577	825,958
Burlington Stores Incorporated †	3,325	697,153
CarMax Incorporated †	8,456	744,551
Five Below Incorporated †	2,665	278,892
Foot Locker Incorporated	5,366	148,638
L Brands Incorporated	13,243	214,404
Lithia Motors Incorporated Class A	1,003	120,952
Lowe’s Companies Incorporated	37,612	4,902,724
O’Reilly Automotive Incorporated †	3,690	1,539,616
Ross Stores Incorporated	17,584	1,704,945
The Gap Incorporated	14,498	129,032
The Home Depot Incorporated	56,111	13,942,461
The TJX Companies Incorporated	56,701	2,991,545
Tractor Supply Company	5,570	679,651
Ulta Beauty Incorporated †	2,531	617,589
Williams-Sonoma Incorporated	3,719	309,458
		31,825,415

Textiles, Apparel & Luxury Goods : 0.90%
Capri Holdings Limited †	5,716	85,969
Carter’s Incorporated	2,189	188,057
Deckers Outdoor Corporation †	1,362	248,606
HanesBrands Incorporated	19,360	190,890
Nike Incorporated Class B	59,335	5,849,244
PVH Corporation	3,676	167,148
Ralph Lauren Corporation	1,861	140,524
Skechers USA Incorporated Class A †	5,655	177,115
Tapestry Incorporated	13,248	180,173
Under Armour Incorporated Class A †	9,129	79,879
VF Corporation	16,171	907,193
		8,214,798

3

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

	Shares	Value
Consumer Staples : 9.68%
Beverages : 2.43%
Brown-Forman Corporation Class B	15,442	$1,018,091
Constellation Brands Incorporated Class A	7,930	1,369,511
Keurig Dr. Pepper Incorporated	13,722	383,118
Molson Coors Brewing Company Class B	8,362	317,422
Monster Beverage Corporation †	17,738	1,275,540
PepsiCo Incorporated	67,975	8,942,111
The Coca-Cola Company	189,644	8,852,582
		22,158,375

Food & Staples Retailing : 2.03%
BJ’s Wholesale Club Holdings Incorporated †	6,268	225,648
Casey’s General Stores Incorporated	1,932	308,598
Costco Wholesale Corporation	21,479	6,625,627
Performance Food Group Company †	4,532	120,778
Sysco Corporation	23,700	1,307,292
The Kroger Company	36,521	1,191,315
US Foods Holding Corporation †	10,897	208,569
Walmart Incorporated	68,753	8,529,497
		18,517,324

Food Products : 1.60%
Archer Daniels Midland Company	25,775	1,013,215
Bunge Limited	6,576	256,596
Campbell Soup Company	9,126	465,243
ConAgra Foods Incorporated	24,276	844,562
Darling Ingredients Incorporated †	6,907	161,002
Flowers Foods Incorporated	8,497	200,444
General Mills Incorporated	30,173	1,902,106
Hormel Foods Corporation	12,221	596,751
Ingredion Incorporated	2,718	228,937
Kellogg Company	12,114	791,165
Lamb Weston Holdings Incorporated	7,296	438,198
McCormick & Company Incorporated	6,129	1,073,556
Mondelez International Incorporated Class A	69,826	3,639,331
Post Holdings Incorporated †	3,396	295,656
The Hershey Company	7,477	1,014,479
The J.M. Smucker Company	5,136	585,144
TreeHouse Foods Incorporated †	2,456	129,456
Tyson Foods Incorporated Class A	14,852	912,507
		14,548,348

Household Products : 2.35%
Church & Dwight Company Incorporated	11,704	878,619
Colgate-Palmolive Company	42,856	3,099,774
Kimberly-Clark Corporation	16,781	2,373,505
The Clorox Company	5,857	1,208,006
The Procter & Gamble Company	119,313	13,830,763
		21,390,667

Personal Products : 0.26%
Coty Incorporated Class A	15,832	57,470
Herbalife Nutrition Limited †	4,386	192,282
The Estee Lauder Companies Incorporated Class A	10,562	2,085,678
		2,335,430

Tobacco : 1.01%
Altria Group Incorporated	92,615	3,616,616
Philip Morris International Incorporated	76,564	5,616,735
		9,233,351

4

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Energy : 2.97%
Energy Equipment & Services : 0.28%
Baker Hughes Incorporated	30,976	$511,414
Halliburton Company	38,040	446,970
Helmerich & Payne Incorporated	4,882	98,275
National Oilwell Varco Incorporated	18,301	228,213
Schlumberger Limited	68,615	1,267,319
		2,552,191

Oil, Gas & Consumable Fuels : 2.69%
Cabot Oil & Gas Corporation	19,622	389,300
Chevron Corporation	94,824	8,695,361
Equitrans Midstream Corporation	9,524	77,049
Exxon Mobil Corporation	210,108	9,553,611
HollyFrontier Corporation	7,356	231,346
Marathon Petroleum Corporation	34,849	1,224,594
ONEOK Incorporated	20,984	769,903
PBF Energy Incorporated Class A	5,780	61,384
Phillips 66	22,181	1,735,885
Plains GP Holdings LP Class A	9,064	90,549
Targa Resources Corporation	12,994	232,463
Valero Energy Corporation	21,465	1,430,428
		24,491,873

Financials : 10.46%
Banks : 1.98%
Associated Banc Corporation	22,110	309,761
Bank of Hawaii Corporation	3,559	228,950
Bank OZK	7,519	169,102
BankUnited Incorporated	10,715	198,013
CIT Group Incorporated	9,006	163,369
Citizens Financial Group Incorporated	33,993	819,231
Comerica Incorporated	10,865	394,943
Commerce Bancshares Incorporated	6,097	388,562
Community Bank System Incorporated	4,079	242,374
Fifth Third Bancorp	43,936	851,919
First Financial Bankshares Incorporated	9,657	295,890
First Hawaiian Incorporated	11,824	203,964
First Horizon National Corporation	23,724	221,819
FNB Corporation	35,025	259,535
Glacier Bancorp Incorporated	7,133	293,808
Hancock Holding Company	8,449	182,667
Home BancShares Incorporated	14,217	205,720
Huntington Bancshares Incorporated	72,701	646,312
IBERIABANK Corporation	4,131	175,196
KeyCorp	73,556	871,639
M&T Bank Corporation	7,903	835,031
PacWest Bancorp	8,880	153,713
People’s United Financial Incorporated	28,489	326,199
Pinnacle Financial Partners Incorporated	6,226	248,106
PNC Financial Services Group Incorporated	22,824	2,602,849
Regions Financial Corporation	69,369	784,563
Signature Bank	3,369	346,704
Sterling Bancorp	13,396	164,771
Synovus Financial Corporation	11,127	213,527
TCF Financial Corporation	10,860	314,071
Texas Capital Bancshares Incorporated †	3,081	82,448
UMB Financial Corporation	3,529	180,967
Umpqua Holdings Corporation	22,009	250,683
United Bankshares Incorporated	9,144	265,908
US Bancorp	78,400	2,787,904
Valley National Bancorp	36,895	294,422
Webster Financial Corporation	7,697	217,825
Western Alliance Bancorp	6,494	247,746

5

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

	Shares	Value
Banks (continued)
Wintrust Financial Corporation	4,207	$178,209
Zions Bancorporation	11,947	393,116
		18,011,536

Capital Markets : 3.14%
Affiliated Managers Group Incorporated	1,651	109,990
Ameriprise Financial Incorporated	6,090	853,026
Apollo Global Management Incorporated	10,009	476,428
Bank of New York Mellon Corporation	40,916	1,520,848
Cboe Global Markets Incorporated	5,327	567,112
CME Group Incorporated	17,653	3,223,438
Eaton Vance Corporation	5,380	193,949
FactSet Research Systems Incorporated	1,702	523,382
Franklin Resources Incorporated	13,594	256,519
Interactive Brokers Group Incorporated Class A	3,890	164,742
Intercontinental Exchange Incorporated	27,961	2,719,207
Invesco Limited	24,757	197,313
KKR & Company Incorporated Class A	27,430	761,183
Lazard Limited Class A	6,946	186,570
LPL Financial Holdings Incorporated	3,924	280,134
MarketAxess Holdings Incorporated	1,916	974,458
Moody’s Corporation	7,998	2,138,745
Morningstar Incorporated	988	151,480
MSCI Incorporated	4,162	1,368,674
Raymond James Financial Incorporated	5,991	415,056
S&P Global Incorporated	11,940	3,880,739
SEI Investments Company	5,682	308,078
Stifel Financial Corporation	2,545	121,422
T. Rowe Price Group Incorporated	11,196	1,353,596
The Blackstone Group Incorporated Class A	33,518	1,903,822
The Goldman Sachs Group Incorporated	16,917	3,324,021
The NASDAQ OMX Group Incorporated	5,591	662,310
		28,636,242

Consumer Finance : 0.77%
Ally Financial Incorporated	20,805	362,839
American Express Company	31,668	3,010,677
Capital One Financial Corporation	23,554	1,602,614
Credit Acceptance Corporation †	486	179,733
Discover Financial Services	16,365	777,501
FirstCash Financial Services Incorporated	1,803	125,795
Navient Corporation	12,187	90,671
SLM Corporation	17,638	133,696
Synchrony Financial	33,669	685,838
		6,969,364

Diversified Financial Services : 1.36%
Berkshire Hathaway Incorporated Class B †	64,619	11,991,994
Jefferies Financial Group Incorporated	15,025	220,116
Voya Financial Incorporated	4,769	214,843
		12,426,953

Insurance : 2.95%
AFLAC Incorporated	37,515	1,368,172
Alleghany Corporation	657	337,107
American Financial Group Incorporated	3,234	194,816
American International Group Incorporated	47,452	1,426,407
Aon plc Class A	11,731	2,310,420
Arch Capital Group Limited †	19,480	549,726
Arthur J. Gallagher & Company	9,538	899,243
Assurant Incorporated	3,079	315,844
Assured Guaranty Limited	4,579	118,733
Athene Holding Limited Class A †	5,978	172,704
Axis Capital Holdings Limited	3,634	136,420

6

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Insurance (continued)
Brown & Brown Incorporated	11,808	$474,682
Chubb Limited	19,604	2,390,512
Cincinnati Financial Corporation	8,205	483,685
Erie Indemnity Company Class A	1,174	211,602
Everest Reinsurance Group Limited	1,724	342,059
Fidelity National Financial Incorporated	13,224	421,846
First American Financial Corporation	5,515	278,452
Globe Life Incorporated	4,687	360,993
Kemper Corporation	2,825	179,105
Loews Corporation	14,054	467,155
Markel Corporation †	680	610,246
Marsh & McLennan Companies Incorporated	24,742	2,620,673
MetLife Incorporated	37,435	1,348,034
Old Republic International Corporation	13,321	207,674
Reinsurance Group of America Incorporated	3,256	295,482
RLI Corporation	2,064	162,973
Selective Insurance Group Incorporated	2,515	131,912
The Allstate Corporation	16,455	1,609,464
The Hanover Insurance Group Incorporated	1,480	148,518
The Hartford Financial Services Group Incorporated	19,131	732,526
The Progressive Corporation	28,864	2,242,156
The Travelers Companies Incorporated	12,924	1,382,610
Unum Group	7,487	113,428
W.R. Berkley Corporation	7,729	447,896
White Mountains Insurance Group Limited	143	130,925
Willis Towers Watson plc	6,337	1,285,777
		26,909,977

Mortgage REITs : 0.17%
AGNC Investment Corporation	26,091	337,618
Annaly Capital Management Incorporated	79,285	488,396
Blackstone Mortgage Trust Incorporated Class A	8,854	208,866
Chimera Investment Corporation	10,115	84,056
MFA Financial Incorporated	17	29
New Residential Investment Corporation	22,255	159,568
Starwood Property Trust Incorporated	16,013	212,332
Two Harbors Investment Corporation	11,215	50,692
		1,541,557

Thrifts & Mortgage Finance : 0.09%
Essent Group Limited	4,921	162,639
MGIC Investment Corporation	18,282	150,095
New York Community Bancorp Incorporated	29,211	293,571
Radian Group Incorporated	10,755	170,789
		777,094

Health Care : 19.26%
Biotechnology : 2.90%
AbbVie Incorporated	87,386	8,098,061
Alkermes plc †	6,887	112,671
Amgen Incorporated	29,233	6,714,820
Biogen Incorporated †	9,118	2,800,047
Exelixis Incorporated †	13,330	329,384
Gilead Sciences Incorporated	61,646	4,797,908
Incyte Corporation †	9,125	929,929
Regeneron Pharmaceuticals Incorporated †	3,898	2,388,733
United Therapeutics Corporation †	1,883	222,100
		26,393,653

Health Care Equipment & Supplies : 4.96%
Abbott Laboratories	85,542	8,119,647
Baxter International Incorporated	23,561	2,120,726

7

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

	Shares	Value
Health Care Equipment & Supplies (continued)
Becton Dickinson & Company	12,980	$3,205,151
Boston Scientific Corporation †	68,139	2,588,601
Danaher Corporation	30,476	5,077,606
Dentsply Sirona Incorporated	10,453	486,274
Edwards Lifesciences Corporation †	10,835	2,434,841
Globus Medical Incorporated Class A †	3,310	180,892
Haemonetics Corporation †	2,516	275,955
Hill-Rom Holdings Incorporated	3,213	326,666
Hologic Incorporated †	12,491	662,023
ICU Medical Incorporated †	886	176,863
IDEXX Laboratories Incorporated †	4,254	1,313,976
Insulet Corporation †	3,168	597,390
Integra LifeSciences Holdings Corporation †	3,168	165,084
LivaNova plc †	2,602	139,181
Masimo Corporation †	2,296	551,476
Medtronic plc	66,830	6,588,101
Neogen Corporation †	2,093	149,063
NuVasive Incorporated †	2,509	152,045
Penumbra Incorporated †	1,726	297,597
ResMed Incorporated	6,981	1,122,684
STERIS plc	3,962	657,256
Stryker Corporation	17,154	3,357,552
Tandem Diabetes Care Incorporated †	3,260	271,069
Teleflex Incorporated	2,284	828,772
The Cooper Companies Incorporated	2,382	755,046
Varian Medical Systems Incorporated †	4,117	499,763
West Pharmaceutical Services Incorporated	3,551	767,158
Zimmer Biomet Holdings Incorporated	10,375	1,310,778
		45,179,236

Health Care Providers & Services : 3.94%
Amedisys Incorporated †	1,482	284,618
AmerisourceBergen Corporation	7,356	701,321
Anthem Incorporated	13,071	3,844,312
Cardinal Health Incorporated	14,881	813,842
Centene Corporation †	29,727	1,969,414
Chemed Corporation	670	320,602
CVS Health Corporation	66,308	4,347,816
DaVita HealthCare Partners Incorporated †	4,627	374,602
Encompass Health Corporation	4,740	347,205
HCA Healthcare Incorporated	12,840	1,372,596
Henry Schein Incorporated †	6,492	394,194
Humana Incorporated	6,571	2,698,381
Laboratory Corporation of America Holdings †	4,826	846,094
McKesson Corporation	9,098	1,443,580
Molina Healthcare Incorporated †	3,133	582,174
Quest Diagnostics Incorporated	6,606	781,358
UnitedHealth Group Incorporated	47,097	14,357,520
Universal Health Services Incorporated Class B	3,656	385,525
		35,865,154

Health Care Technology : 0.12%
Cerner Corporation	14,737	1,074,327

Life Sciences Tools & Services : 1.52%
Agilent Technologies Incorporated	14,676	1,293,543
Avantor Incorporated †	11,656	221,114
Bio-Rad Laboratories Incorporated Class A †	1,061	521,291
Bio-Techne Corporation	1,786	472,933
Bruker Corporation	4,863	210,471
Charles River Laboratories International Incorporated †	2,355	423,099
IQVIA Holdings Incorporated †	8,923	1,334,167
Mettler-Toledo International Incorporated †	1,158	920,610
PerkinElmer Incorporated	5,163	518,727
PRA Health Sciences Incorporated †	3,214	332,649
Syneos Health Incorporated †	3,990	243,350

8

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific Incorporated	19,386	$6,769,397
Waters Corporation †	3,147	628,928
		13,890,279

Pharmaceuticals : 5.82%
Bristol-Myers Squibb Company	68,534	4,092,850
Catalent Incorporated †	5,294	411,503
Elanco Animal Health Incorporated †	15,332	328,258
Eli Lilly & Company	39,067	5,975,298
Horizon Therapeutics plc †	7,333	372,003
Jazz Pharmaceuticals plc †	1,045	124,689
Johnson & Johnson	124,471	18,515,061
Merck & Company Incorporated	117,692	9,500,098
Mylan NV †	19,653	335,477
Perrigo Company plc	4,457	244,110
Pfizer Incorporated	265,672	10,146,014
Zoetis Incorporated	21,445	2,989,219
		53,034,580

Industrials : 11.08%
Aerospace & Defense : 2.24%
BWX Technologies Incorporated	4,416	276,309
Curtiss-Wright Corporation	1,620	162,486
General Dynamics Corporation	12,542	1,841,542
HEICO Corporation	2,102	211,798
Hexcel Corporation	4,067	147,185
Howmet Aerospace Incorporated	19,275	252,117
Huntington Ingalls Industries Incorporated	1,805	360,801
L3Harris Technologies Incorporated	11,358	2,265,353
Lockheed Martin Corporation	12,186	4,733,530
Mercury Computer Systems Incorporated †	2,742	244,998
Northrop Grumman Corporation	7,629	2,557,241
Raytheon Technologies Corporation	78,116	5,040,044
Spirit AeroSystems Holdings Incorporated Class A	6,202	134,397
Teledyne Technologies Incorporated †	1,757	657,329
Textron Incorporated	11,702	362,411
TransDigm Group Incorporated	2,666	1,132,570
		20,380,111

Air Freight & Logistics : 0.73%
C.H. Robinson Worldwide Incorporated	6,244	506,576
Expeditors International of Washington Incorporated	7,832	598,130
FedEx Corporation	11,821	1,543,350
United Parcel Service Incorporated Class B	36,348	3,624,259
XPO Logistics Incorporated †	4,666	367,727
		6,640,042

Airlines : 0.28%
Alaska Air Group Incorporated	6,004	205,277
American Airlines Group Incorporated	25,981	272,801
Delta Air Lines Incorporated	29,507	743,871
JetBlue Airways Corporation †	12,828	129,178
Southwest Airlines Company	23,971	769,469
United Airlines Holdings Incorporated †	15,127	424,161
		2,544,757

Building Products : 0.68%
A.O. Smith Corporation	6,505	308,988
Allegion plc	4,471	445,759
Armstrong World Industries Incorporated	2,300	173,397

9

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

	Shares	Value
Building Products (continued)
Carrier Global Corporation †	41,822	$856,096
Fortune Brands Home & Security Incorporated	6,830	416,357
Johnson Controls International plc	41,394	1,300,186
Lennox International Incorporated	1,795	383,843
Masco Corporation	13,849	646,056
Owens Corning Incorporated	5,368	281,820
Trane Technologies plc	11,963	1,079,182
Trex Company Incorporated †	2,711	325,645
		6,217,329

Commercial Services & Supplies : 0.74%
Cintas Corporation	4,393	1,089,288
Clean Harbors Incorporated †	2,265	134,518
Copart Incorporated †	10,128	905,342
IAA Incorporated †	6,359	260,719
KAR Auction Services Incorporated	7,043	101,067
MSA Safety Incorporated	1,599	190,185
Republic Services Incorporated	10,687	913,311
Rollins Incorporated	7,556	315,841
Stericycle Incorporated †	4,412	241,910
Tetra Tech Incorporated	2,416	190,622
The Brink’s Company	2,738	109,794
Waste Management Incorporated	21,662	2,312,419
		6,765,016

Construction & Engineering : 0.15%
AECOM Technology Corporation †	8,393	325,397
EMCOR Group Incorporated	2,113	134,281
Jacobs Engineering Group Incorporated	6,670	560,413
MasTec Incorporated †	3,147	123,205
Quanta Services Incorporated	6,952	256,737
		1,400,033

Electrical Equipment : 0.80%
Acuity Brands Incorporated	1,560	134,394
AMETEK Incorporated	11,256	1,032,288
Eaton Corporation plc	21,604	1,834,180
Emerson Electric Company	30,694	1,872,948
Generac Holdings Incorporated †	2,813	313,003
Hubbell Incorporated	2,647	324,046
nVent Electric plc	6,744	123,618
Regal-Beloit Corporation	1,748	139,036
Rockwell Automation Incorporated	5,619	1,214,603
Sensata Technologies Holding plc †	7,856	280,066
		7,268,182

Industrial Conglomerates : 1.44%
3M Company	29,212	4,569,925
Carlisle Companies Incorporated	2,566	307,561
General Electric Company	443,801	2,915,773
Honeywell International Incorporated	36,578	5,334,901
		13,128,160

Machinery : 1.81%
AGCO Corporation	2,654	146,580
Allison Transmission Holdings Incorporated	4,836	182,414
Crane Company	1,751	97,566
Cummins Incorporated	7,806	1,323,898
Deere & Company	15,848	2,410,798
Donaldson Company Incorporated	5,651	268,140
Dover Corporation	7,186	698,839
Flowserve Corporation	6,566	171,373

10

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Machinery (continued)
Graco Incorporated	7,413	$357,381
IDEX Corporation	3,520	560,982
Illinois Tool Works Incorporated	14,420	2,486,873
Ingersoll Rand Incorporated †	17,185	484,617
ITT Incorporated	3,426	197,680
John Bean Technologies Corporation	1,235	101,455
Lincoln Electric Holdings Incorporated	2,852	234,349
Nordson Corporation	2,598	489,333
Oshkosh Corporation	2,638	189,461
Otis Worldwide Corporation	20,823	1,096,331
PACCAR Incorporated	16,992	1,255,029
Parker-Hannifin Corporation	6,311	1,135,791
RBC Bearings Incorporated †	926	130,242
Snap-on Incorporated	2,290	296,990
Stanley Black & Decker Incorporated	7,396	927,828
The Middleby Corporation †	2,871	195,515
The Toro Company	4,559	324,008
Woodward Governor Company	2,409	165,209
Xylem Incorporated	8,906	590,824
		16,519,506

Marine : 0.01%
Kirby Corporation †	2,682	137,533

Professional Services : 0.62%
ASGN Incorporated †	2,157	132,850
Equifax Incorporated	5,932	910,918
Exponent Incorporated	1,992	147,886
FTI Consulting Incorporated †	1,664	200,445
IHS Markit Limited	18,265	1,268,687
Insperity Incorporated	1,578	81,804
Manpower Incorporated	2,704	186,955
Nielsen Holdings plc	18,259	253,618
Robert Half International Incorporated	4,371	221,785
TransUnion	9,575	826,227
Verisk Analytics Incorporated	8,000	1,381,440
		5,612,615

Road & Rail : 1.29%
AMERCO	355	114,488
J.B. Hunt Transport Services Incorporated	4,006	479,398
Kansas City Southern	4,660	701,423
Knight-Swift Transportation Holdings Incorporated	5,045	209,922
Landstar System Incorporated	1,375	159,858
Lyft Incorporated Class A †	10,893	340,515
Norfolk Southern Corporation	13,458	2,399,427
Old Dominion Freight Line Incorporated	5,248	897,880
Ryder System Incorporated	3,312	113,469
Uber Technologies Incorporated †	10,601	385,028
Union Pacific Corporation	34,827	5,915,714
		11,717,122

Trading Companies & Distributors : 0.28%
Fastenal Company	26,717	1,102,343
HD Supply Holdings Incorporated †	7,901	250,541
MSC Industrial Direct Company Class A	1,666	115,520
Univar Incorporated †	8,948	138,336
W.W. Grainger Incorporated	2,154	666,921
Watsco Incorporated	1,536	273,270
		2,546,931

Transportation Infrastructure : 0.01%
Macquarie Infrastructure Company LLC	3,596	102,090

11

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

	Shares	Value
Information Technology : 11.11%
Communications Equipment : 0.31%
Ciena Corporation †	6,486	$358,416
F5 Networks Incorporated †	2,782	403,167
Juniper Networks Incorporated	16,618	403,153
Lumentum Holdings Incorporated †	3,522	258,233
Motorola Solutions Incorporated	8,676	1,174,123
Viasat Incorporated †	3,161	132,762
Viavi Solutions Incorporated †	9,908	114,834
		2,844,688

Electronic Equipment, Instruments & Components : 0.71%
Amphenol Corporation Class A	14,527	1,402,727
Arrow Electronics Incorporated †	3,268	225,753
Avnet Incorporated	4,376	119,202
CDW Corporation of Delaware	7,440	825,170
Coherent Incorporated †	1,101	159,876
Dolby Laboratories Incorporated Class A	2,705	164,275
FLIR Systems Incorporated	5,994	276,923
Jabil Circuit Incorporated	6,209	185,773
Keysight Technologies Incorporated †	9,076	981,388
Littelfuse Incorporated	1,008	163,790
National Instruments Corporation	5,805	224,770
SYNNEX Corporation	1,625	173,306
TE Connectivity Limited	16,634	1,351,513
Tech Data Corporation †	1,490	202,998
		6,457,464

IT Services : 3.94%
Accenture plc Class A	31,522	6,355,466
Akamai Technologies Incorporated †	7,924	838,359
Alliance Data Systems Corporation	2,314	107,208
Amdocs Limited	5,837	363,412
Automatic Data Processing Incorporated	20,814	3,049,043
Black Knight Incorporated †	6,765	520,770
Booz Allen Hamilton Holding Corporation	6,925	552,338
Broadridge Financial Solutions Incorporated	5,802	702,622
CACI International Incorporated Class A †	1,110	278,366
Cognizant Technology Solutions Corporation Class A	28,895	1,531,435
CoreLogic Incorporated	3,874	191,995
DXC Technology Company	11,727	166,641
EPAM Systems Incorporated †	2,677	617,423
Euronet Worldwide Incorporated †	2,573	243,740
Fidelity National Information Services Incorporated	30,271	4,202,523
Fiserv Incorporated †	28,351	3,027,036
FleetCor Technologies Incorporated †	4,325	1,054,392
Gartner Incorporated †	4,629	563,349
Genpact Limited	8,392	301,692
GoDaddy Incorporated Class A †	8,661	669,062
International Business Machines Corporation	44,676	5,580,032
Jack Henry & Associates Incorporated	3,799	687,087
KBR Incorporated	6,490	152,191
Leidos Holdings Incorporated	7,125	750,191
MAXIMUS Incorporated	2,448	176,305
Paychex Incorporated	16,559	1,196,885
Perspecta Incorporated	7,081	156,986
Sabre Corporation	15,793	110,077
Science Applications International Corporation	2,833	249,417
The Western Union Company	20,677	413,954
VeriSign Incorporated †	5,140	1,125,711
		35,935,708

Semiconductors & Semiconductor Equipment : 3.16%
Applied Materials Incorporated	43,676	2,453,718
Cabot Microelectronics Corporation	1,202	174,122

12

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Cree Incorporated †	5,072	$267,244
Entegris Incorporated	6,113	366,046
First Solar Incorporated †	3,174	147,972
Intel Corporation	219,019	13,782,866
KLA-Tencor Corporation	7,160	1,259,874
Lam Research Corporation	6,782	1,856,030
Marvell Technology Group Limited	33,067	1,078,646
Maxim Integrated Products Incorporated	12,955	747,244
MKS Instruments Incorporated	2,312	244,217
ON Semiconductor Corporation †	17,873	294,726
Semtech Corporation †	2,782	147,947
Silicon Laboratories Incorporated †	1,716	160,721
Teradyne Incorporated	7,457	499,768
Texas Instruments Incorporated	44,744	5,312,903
		28,794,044

Software : 2.62%
ACI Worldwide Incorporated †	5,842	161,122
ANSYS Incorporated †	4,133	1,169,639
Aspen Technology Incorporated †	3,426	361,923
Avalara Incorporated †	3,202	342,806
Blackbaud Incorporated	2,443	143,184
Cadence Design Systems Incorporated †	14,059	1,283,446
CDK Global Incorporated	5,945	233,698
Ceridian HCM Holding Incorporated †	4,292	295,590
Citrix Systems Incorporated	6,100	903,532
Dropbox Incorporated Class A †	11,609	262,015
Fair Isaac Corporation †	1,472	592,701
Fortinet Incorporated †	7,283	1,013,794
Intuit Incorporated	12,675	3,679,806
J2 Global Incorporated	1,779	139,296
Manhattan Associates Incorporated †	3,266	288,714
NortonLifeLock Incorporated	25,858	589,045
Nuance Communications Incorporated	13,986	320,000
Oracle Corporation	106,676	5,735,969
Palo Alto Networks Incorporated †	4,584	1,078,478
RealPage Incorporated †	4,068	275,892
RingCentral Incorporated Class A †	3,680	1,009,240
Slack Technologies Incorporated Class A †	11,952	418,918
SS&C Technologies Holdings Incorporated	11,497	665,619
Synopsys Incorporated †	7,460	1,349,589
Teradata Corporation †	5,176	110,818
Tyler Technologies Incorporated †	1,835	688,694
Verint Systems Incorporated †	2,654	123,066
VMware Incorporated Class A †	3,782	591,013
		23,827,607

Technology Hardware, Storage & Peripherals : 0.37%
Dell Technologies Incorporated †	10,736	532,935
Hewlett Packard Enterprise Company	62,191	603,875
HP Incorporated	73,821	1,117,650
NCR Corporation †	5,644	101,874
Pure Storage Incorporated Class A †	10,994	193,604
Seagate Technology plc	11,969	634,836
Xerox Holdings Corporation	10,064	159,816
		3,344,590

Materials : 2.98%
Chemicals : 1.87%
Air Products & Chemicals Incorporated	10,913	2,637,126
Ashland Global Holdings Incorporated	2,412	161,990
Axalta Coating Systems Limited †	10,435	241,153
Celanese Corporation Series A	5,902	530,649

13

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

	Shares	Value
Chemicals (continued)
CF Industries Holdings Incorporated	11,333	$332,850
Corteva Incorporated	35,583	971,772
Dow Incorporated	38,160	1,472,976
Eastman Chemical Company	6,102	415,424
Ecolab Incorporated	13,028	2,769,492
FMC Corporation	6,145	604,729
Huntsman Corporation	8,702	157,941
Ingevity Corporation †	1,959	103,181
International Flavors & Fragrances Incorporated	5,529	736,408
LyondellBasell Industries NV Class A	13,606	867,519
NewMarket Corporation	400	174,452
Olin Corporation	10,026	120,613
PPG Industries Incorporated	11,505	1,169,713
RPM International Incorporated	6,388	477,695
Scotts Miracle-Gro Company Class A	1,863	265,608
The Sherwin-Williams Company	4,227	2,510,204
Valvoline Incorporated	9,339	171,371
W.R. Grace & Company	3,275	170,955
		17,063,821

Construction Materials : 0.16%
Eagle Materials Incorporated	1,903	127,044
Martin Marietta Materials Incorporated	3,135	602,202
Vulcan Materials Company	6,844	741,342
		1,470,588

Containers & Packaging : 0.51%
AptarGroup Incorporated	2,743	305,543
Avery Dennison Corporation	4,203	465,146
Ball Corporation	17,215	1,226,741
Berry Global Group Incorporated †	6,882	309,071
Crown Holdings Incorporated †	7,363	481,761
Graphic Packaging Holding Company	12,417	179,674
International Paper Company	21,108	718,727
Packaging Corporation of America	4,669	473,483
Sealed Air Corporation	7,751	248,807
Sonoco Products Company	4,463	231,228
		4,640,181

Metals & Mining : 0.43%
Alcoa Corporation †	10,126	93,260
Newmont Goldcorp Corporation	36,714	2,146,668
Nucor Corporation	15,626	660,355
Reliance Steel & Aluminum Company	3,040	294,880
Royal Gold Incorporated	3,236	431,035
Steel Dynamics Incorporated	10,499	278,853
		3,905,051

Paper & Forest Products : 0.01%
Louisiana-Pacific Corporation	5,308	125,322

Real Estate : 5.41%
Equity REITs : 5.32%
Alexandria Real Estate Equities Incorporated	5,701	876,358
American Campus Communities Incorporated	8,186	264,408
American Homes 4 Rent Class A	12,464	314,591
American Tower Corporation	22,132	5,713,818
Americold Realty Trust	10,323	368,634
Apartment Investment & Management Company Class A	8,399	309,671
Apple Hospitality REIT Incorporated	10,446	106,654
AvalonBay Communities Incorporated	7,143	1,114,379
Boston Properties Incorporated	8,824	758,688
Brixmor Property Group Incorporated	18,323	204,485

14

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Equity REITs (continued)
Camden Property Trust	4,607	$421,863
CoreSite Realty Corporation	1,804	225,175
Corporate Office Properties Trust	5,443	135,912
Cousins Properties Incorporated	7,025	218,618
Crown Castle International Corporation	20,563	3,540,126
CubeSmart	9,291	264,422
CyrusOne Incorporated	5,691	423,069
Digital Realty Trust Incorporated	10,624	1,525,181
Douglas Emmett Incorporated	10,156	298,180
Duke Realty Corporation	18,213	627,984
EastGroup Properties Incorporated	1,666	193,673
EPR Properties	3,976	125,522
Equinix Incorporated	4,226	2,948,184
Equity Commonwealth	1,917	64,603
Equity Lifestyle Properties Incorporated	8,965	558,520
Equity Residential	19,195	1,162,449
Essex Property Trust Incorporated	3,393	823,719
Extra Space Storage Incorporated	6,350	614,363
Federal Realty Investment Trust	4,129	329,948
First Industrial Realty Trust Incorporated	5,500	208,340
Gaming and Leisure Properties Incorporated	10,976	379,111
Healthcare Realty Trust Incorporated	5,621	172,565
Healthcare Trust of America Incorporated Class A	10,577	279,973
Healthpeak Properties Incorporated	29,219	719,956
Highwoods Properties Incorporated	5,732	219,364
Host Hotels & Resorts Incorporated	36,624	437,291
Hudson Pacific Properties Incorporated	8,509	205,663
Invitation Homes Incorporated	25,934	682,064
Iron Mountain Incorporated	15,344	395,261
JBG Smith Properties	5,590	166,191
Kilroy Realty Corporation	4,802	274,290
Kimco Realty Corporation	24,564	272,906
Lamar Advertising Company Class A	4,016	266,261
Life Storage Incorporated	2,187	213,189
Medical Properties Trust Incorporated	23,183	419,149
Mid-America Apartment Communities Incorporated	5,696	662,787
National Health Investors Incorporated	1,972	109,426
National Retail Properties Incorporated	9,258	290,609
Omega Healthcare Investors Incorporated	11,862	369,383
Outfront Media Incorporated	7,665	107,617
Park Hotels & Resorts Incorporated	12,724	125,077
Pebblebrook Hotel Trust	9,433	128,855
Physicians Realty Trust	9,501	164,082
Prologis Incorporated	37,526	3,433,629
PS Business Parks Incorporated	391	52,253
Public Storage Incorporated	7,559	1,532,512
Rayonier Incorporated	5,892	139,935
Realty Income Corporation	17,268	955,093
Regency Centers Corporation	9,563	409,201
Rexford Industrial Realty Incorporated	4,296	170,981
RLJ Lodging Trust	8,713	89,831
Ryman Hospitality Properties Incorporated	2,438	83,331
Sabra Health Care REIT Incorporated	9,608	129,324
SBA Communications Corporation	5,705	1,792,112
Service Properties Trust	5,676	38,313
Simon Property Group Incorporated	17,378	1,002,711
SL Green Realty Corporation	5,257	221,425
Spirit Realty Capital Incorporated REIT	4,706	133,792
STAG Industrial Incorporated	6,945	186,821
STORE Capital Corporation	11,690	226,085
Sun Communities Incorporated	4,743	650,692
Sunstone Hotel Investors Incorporated	11,460	101,421
Terreno Realty Corporation	2,299	117,686
The Macerich Company	9,819	66,867
UDR Incorporated	16,053	593,640
Ventas Incorporated	21,499	751,390
VEREIT Incorporated	64,335	352,556
VICI Properties Incorporated	23,427	459,638

15

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

	Shares	Value
Equity REITs (continued)
Vornado Realty Trust	10,341	$374,448
Weingarten Realty Investors	6,241	111,589
Welltower Incorporated	22,470	1,138,555
Weyerhaeuser Company	37,060	748,241
WP Carey Incorporated	9,676	579,689
		48,446,368

Real Estate Management & Development : 0.09%
CBRE Group Incorporated Class A †	14,914	655,918
Jones Lang LaSalle Incorporated	2,084	213,402
		869,320

Utilities : 4.95%
Electric Utilities : 2.99%
ALLETE Incorporated	1,654	97,139
Alliant Energy Corporation	10,947	540,344
American Electric Power Company Incorporated	24,884	2,121,361
Duke Energy Corporation	36,706	3,143,135
Edison International	16,788	975,551
Entergy Corporation	10,165	1,035,000
Evergy Incorporated	11,664	719,552
Eversource Energy	16,483	1,379,627
Exelon Corporation	49,835	1,909,179
FirstEnergy Corporation	27,696	1,170,433
Hawaiian Electric Industries Incorporated	4,689	185,028
IDACORP Incorporated	1,570	146,371
NextEra Energy Incorporated	24,274	6,203,463
NRG Energy Incorporated	11,957	431,050
OGE Energy Corporation	8,964	280,752
PG&E Corporation †	16,866	200,031
Pinnacle West Capital Corporation	5,200	405,080
PNM Resources Incorporated	3,662	149,483
Portland General Electric Company	3,780	178,076
PPL Corporation	38,134	1,065,464
The Southern Company	55,886	3,189,414
Xcel Energy Incorporated	25,930	1,686,228
		27,211,761

Gas Utilities : 0.18%
Atmos Energy Corporation	5,246	539,184
National Fuel Gas Company	3,341	140,222
New Jersey Resources Corporation	3,378	118,635
ONE Gas Incorporated	1,990	167,100
Southwest Gas Holdings Incorporated	2,397	182,052
Spire Incorporated	2,190	159,695
UGI Corporation	10,733	341,739
		1,648,627

Independent Power & Renewable Electricity Producers : 0.10%
AES Corporation	37,888	473,221
Vistra Energy Corporation	20,951	428,238
		901,459

Multi-Utilities : 1.49%
Ameren Corporation	12,314	920,225
Black Hills Corporation	3,111	191,980
CenterPoint Energy Incorporated	27,623	491,137
CMS Energy Corporation	14,656	858,548
Consolidated Edison Incorporated	16,705	1,253,877
Dominion Energy Incorporated	41,687	3,543,812
DTE Energy Company	9,553	1,027,616

16

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

				Shares	Value
Multi-Utilities (continued)
MDU Resources Group Incorporated				9,525	$207,264
NiSource Incorporated				19,277	459,371
Northwestern Corporation				2,251	135,330
Public Service Enterprise Group Incorporated				25,676	1,310,503
Sempra Energy				13,949	1,761,898
WEC Energy Group Incorporated				15,966	1,464,561
					13,626,122

Water Utilities : 0.19%
American States Water Company				1,256	103,005
American Water Works Company Incorporated				9,190	1,167,130
Essential Utilities Incorporated				10,155	444,383
					1,714,518

Total Common Stocks (Cost $728,411,787)					874,620,850

			Expiration date
Rights : 0.02%
Health Care : 0.02%
Pharmaceuticals : 0.02%
Bristol-Myers Squibb Company †			12-31-2020	42,184	138,785

Total Rights (Cost $89,852)					138,785

		Yield
Short-Term Investments : 3.07%
Investment Companies : 3.07%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.12%		28,008,750	28,008,750

Total Short-Term Investments (Cost $28,008,750)					28,008,750

Total investments in securities (Cost $756,510,389)	99.09%				902,768,385
Other assets and liabilities, net	0.91				8,280,499

Total net assets	100.00%				$911,048,884

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

17

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	226	6-19-2020	$31,891,146	$34,374,600	$2,483,454	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	37,548,710	158,619,090	(168,159,050)	28,008,750	$28,008,750	3.07%

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$81,520,971	$0	$0	$81,520,971
Consumer discretionary	83,355,702	0	0	83,355,702
Consumer staples	88,183,495	0	0	88,183,495
Energy	27,044,064	0	0	27,044,064
Financials	95,272,723	0	0	95,272,723
Health care	175,437,229	0	0	175,437,229
Industrials	100,979,427	0	0	100,979,427
Information technology	101,204,101	0	0	101,204,101
Materials	27,204,963	0	0	27,204,963
Real estate	49,315,688	0	0	49,315,688
Utilities	45,102,487	0	0	45,102,487
Rights
Health care	0	138,785	0	138,785
Short-term investments
Investment companies	28,008,750	0	0	28,008,750

	902,629,600	138,785	0	902,768,385
Futures contracts	2,483,454	0	0	2,483,454

Total assets	$905,113,054	$138,785	$0	$905,251,839

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

As of May 31, 2020, the Portfolio had segregated $4,053,199 as cash collateral for these open futures contracts.

For the three months ended May 31, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 97.13%
Communication Services : 3.12%
Diversified Telecommunication Services : 0.85%
ATN International Incorporated	1,894	$112,504
Bandwidth Incorporated Class A †	2,947	326,675
Cincinnati Bell Incorporated †	7,517	110,725
Cogent Communications Group Incorporated	7,602	581,705
Consolidated Communications Holdings Incorporated †	12,902	78,186
Frontier Communications Corporation †	22,403	2,106
Globalstar Incorporated †	103,357	30,759
IDT Corporation Class B †	3,081	19,534
Intelsat SA †	14,355	5,785
Ooma Incorporated †	3,553	44,555
ORBCOMM Incorporated †	13,466	36,897
Vonage Holdings Corporation †	45,061	433,937
		1,783,368

Entertainment : 0.19%
Akazoo SA †(a)‡	5,400	6,480
AMC Entertainment Holdings Class A	9,135	46,863
Gaia Incorporated †	2,184	17,101
Glu Mobile Incorporated †	20,514	204,730
Marcus Corporation	3,959	53,367
Reading International Incorporated Class A †	3,084	10,794
SciPlay Corporation Class A †	3,914	54,874
		394,209

Interactive Media & Services : 0.54%
Actua Corporation †(a)‡	9,483	474
Angi Homeservices Incorporated Class A †	13,281	144,099
CarGurus Incorporated †	14,627	380,009
Cars.com Incorporated †	8,961	55,289
DHI Group Incorporated †	9,069	24,214
EverQuote Incorporated Class A †	856	46,156
Liberty TripAdvisor Holdings Incorporated Class A †	13,536	32,148
QuinStreet Incorporated †	8,388	85,054
The Meet Group Incorporated †	12,164	75,174
Yelp Incorporated †	12,919	280,859
		1,123,476

Media : 1.03%
AMC Networks Incorporated Class A †	7,307	206,569
Cardlytics Incorporated †	3,507	238,792
Cumulus Media Incorporated Class A †	2,273	11,751
Daily Journal Corporation †	93	26,049
Emerald Holding Incorporated	4,517	10,028
Entravision Communications Corporation Class A	11,086	16,629
Fluent Incorporated †	5,474	10,921
Gannett Company Incorporated	22,962	30,080
Gray Television Incorporated †	15,712	219,025
Hemisphere Media Group Incorporated †	2,967	29,077
iHeartMedia Incorporated Class A †	10,893	94,769
John Wiley & Sons Incorporated Class A	8,097	325,499
Lee Enterprises Incorporated †	10,381	11,523
Marchex Incorporated Class B †	7,111	11,022
Meredith Corporation	6,846	102,279
MSG Networks Incorporated Class A †	7,780	96,316
National CineMedia Incorporated	14,028	38,577
Saga Communications Incorporated Class A	888	23,594
Scholastic Corporation	3,744	110,074
Sinclair Broadcast Group Incorporated Class A	13,250	247,643
Techtarget †	4,303	118,289
The E.W. Scripps Company Class A	10,116	87,706

1

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

	Shares	Value
Media (continued)
Tribune Publishing Company	2,532	$24,054
WideOpenWest Incorporated †	8,315	54,131
		2,144,397

Wireless Telecommunication Services : 0.51%
Boingo Wireless Incorporated †	7,548	103,408
Gogo Incorporated †	9,486	19,731
NII Holdings Incorporated (a)‡	14,979	32,504
Shenandoah Telecommunications Company	8,340	438,767
Spok Holdings Incorporated	3,095	31,786
Telephone & Data Systems Incorporated	17,359	355,686
United States Cellular Corporation †	2,798	88,165
		1,070,047

Consumer Discretionary : 11.75%
Auto Components : 1.31%
American Axle & Manufacturing Holdings Incorporated †	17,913	127,361
Cooper Tire & Rubber Company	8,720	224,366
Cooper-Standard Holdings Incorporated †	2,808	29,456
Dana Incorporated	23,542	297,571
Dorman Products Incorporated †	4,882	341,349
Fox Factory Holding Corporation †	6,609	476,575
LCI Industries	4,473	442,514
Modine Manufacturing Company †	9,034	48,332
Motorcar Parts of America Incorporated †	2,951	46,685
Shiloh Industries Incorporated †	2,212	2,632
Standard Motor Products Incorporated	3,410	145,096
Stoneridge Incorporated †	4,474	92,075
Strattec Security Corporation	589	7,598
Superior Industries International Incorporated	3,729	4,810
Tenneco Incorporated †	8,049	54,411
Visteon Corporation †	5,095	366,840
Xpel Incorporated †	1,445	21,574
		2,729,245

Automobiles : 0.14%
Winnebago Industries Incorporated	5,354	291,258

Distributors : 0.12%
Core Mark Holding Company Incorporated	8,510	238,110
Weyco Group Incorporated	733	13,685
		251,795

Diversified Consumer Services : 0.76%
Adtalem Global Education Incorporated †	9,184	307,297
American Public Education Incorporated †	2,497	78,481
Aspen Group Incorporated †	2,490	20,891
Carriage Services Incorporated	2,447	45,808
Collectors Universe Incorporated	1,534	34,116
Graham Holdings Company Class B	693	248,253
Houghton Mifflin Harcourt Company †	19,439	29,742
K12 Incorporated †	6,846	168,549
Laureate Education Incorporated Class A †	19,694	191,623
Perdoceo Education Corporation †	11,627	189,288
Regis Corporation †	4,014	42,227
Select Interior Concepts Class A †	3,691	11,848
Universal Technical Institute Incorporated †	3,116	23,090
WW International Incorporated †	8,293	198,203
		1,589,416

2

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Hotels, Restaurants & Leisure : 2.65%
BBX Capital Corporation	10,590	$18,956
Biglari Holdings Incorporated Class B †	180	10,958
BJ’s Restaurants Incorporated	4,170	90,572
Bloomin’ Brands Incorporated	17,041	194,438
Bluegreen Vacations Corporation	1,032	4,500
Brinker International Incorporated	7,014	184,819
Carrols Restaurant Group Incorporated †	5,529	23,719
Century Casinos Incorporated †	4,400	24,068
Choice Hotels International Incorporated	6,058	489,668
Chuy’s Holding Incorporated †	3,224	51,552
Dave & Buster’s Entertainment Incorporated	5,482	72,308
Del Taco Restaurants Incorporated †	4,776	29,134
Denny’s Corporation †	10,107	109,610
Dine Brands Global Incorporated	2,939	133,401
Drive Shack Incorporated †	10,977	19,539
El Pollo Loco Holdings Incorporated †	3,710	51,458
Everi Holdings Incorporated †	12,783	79,382
Fiesta Restaurant Group Incorporated †	4,244	34,928
Golden Entertainment Incorporated †	3,108	37,902
Hilton Grand Vacations Incorporated †	15,860	341,624
Hyatt Hotels Corporation Class A	6,449	355,275
Inspired Entertainment Incorporated †	2,500	6,725
International Game Technology	17,612	148,469
J. Alexander’s Holdings Incorporated †	2,206	9,353
Jack in the Box Incorporated	4,576	306,684
Lindblad Expeditions Holding †	5,450	42,783
Monarch Casino & Resort Incorporated †	2,206	88,549
Nathan S Famous Incorporated	546	30,592
Noodles & Company †	6,611	38,740
Papa John’s International Incorporated	3,980	310,002
Penn National Gaming Incorporated †	17,805	584,182
Playa Hotels & Resorts NV †	13,370	34,896
Playags Incorporated †	4,502	23,455
Potbelly Corporation †	5,083	10,674
RCI Hospitality Holdings Incorporated	1,606	23,271
Red Lion Hotels Corporation †	3,387	5,961
Red Robin Gourmet Burgers Incorporated †	2,200	30,492
Red Rock Resorts Incorporated Class A	12,497	172,459
Ruth’s Chris Steak House Incorporated	5,176	41,977
SeaWorld Entertainment Incorporated †	8,729	157,646
Shake Shack Incorporated Class A †	4,911	272,806
Target Hospitality Corporation †	6,517	15,510
The Cheesecake Factory Incorporated	8,234	176,866
Twin River Worldwide Holdings Incorporated	3,312	69,254
Wingstop Incorporated	4,776	582,433
		5,541,590

Household Durables : 1.79%
Bassett Furniture Industries Incorporated	1,652	10,573
Century Communities Incorporated †	4,815	142,235
Ethan Allen Interiors Incorporated	4,162	47,031
Green Brick Partners Incorporated †	3,992	42,714
Hamilton Beach Brand Class A	1,385	13,227
Hooker Furniture Corporation	1,926	31,394
Hovnanian Enterprises Incorporated Class A †	569	9,303
Installed Building Products †	4,071	261,684
KB Home Incorporated	15,632	517,107
La-Z-Boy Incorporated	8,268	212,653
Legacy Housing Corporation †	898	11,683
LGI Homes Incorporated †	3,521	293,722
Lifetime Brands Incorporated	2,104	11,972
M/I Homes Incorporated †	5,083	170,179
MDC Holdings Incorporated	8,966	304,754
Meritage Corporation †	6,876	477,882
Sonos Incorporated †	11,281	122,512
Taylor Morrison Home Corporation †	24,201	467,805
The Lovesac Company †	2,123	38,872

3

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

	Shares	Value
Household Durables (continued)
TRI Pointe Homes Incorporated †	25,095	$359,360
Tupperware Brands Corporation	9,542	30,821
Turtle Beach Corporation †	2,042	21,604
Universal Electronics Incorporated †	2,373	107,355
Voxx International Corporation †	3,611	17,224
Zagg Incorporated †	5,133	15,322
		3,738,988

Internet & Direct Marketing Retail : 0.88%
1-800-Flowers.com Incorporated Class A †	4,528	100,250
Chewy Incorporated Class A †	6,736	299,348
Duluth Holdings Incorporated Class B †	3,011	13,670
Groupon Incorporated †	92,362	117,762
Lands End Incorporated †	1,471	9,238
Leaf Group Limited †	3,404	9,293
Liquidity Services Incorporated †	5,551	31,696
Overstock.com Incorporated	5,476	100,594
PetMed Express Incorporated	3,429	123,787
Revolve Group Incorporated †	2,225	31,284
Shutterstock Incorporated	3,313	125,629
Stamps.com Incorporated †	2,969	588,307
Stitch Fix Incorporated Class A †	7,928	183,295
The Rubicon Project Incorporated †	17,082	107,104
		1,841,257

Leisure Products : 0.75%
Acushnet Holdings Corporation	5,687	190,060
Callaway Golf Company	16,164	247,632
Clarus Corporation	4,089	42,935
Escalade Incorporated	1,449	14,606
Johnson Outdoors Incorporated Class A	657	50,990
Malibu Boats Incorporated Class A †	3,742	176,360
Marine Products Corporation	1,141	12,836
Mastercraft Boat Holdings Incorporated †	3,469	51,549
Peloton Interactive Incorporated Class A †	8,118	342,498
Smith & Wesson Brands Incorporated †	8,817	104,217
Sturm, Ruger & Company Incorporated	2,852	177,794
YETI Holdings Incorporated †	4,554	146,183
		1,557,660

Multiline Retail : 0.12%
Big Lots Stores Incorporated	5,092	197,315
Dillard’s Incorporated Class A	1,775	53,268
JCPenny Company Incorporated †	40,937	8,945
		259,528

Specialty Retail : 2.30%
Abercrombie & Fitch Company Class A	10,148	117,920
America’s Car-Mart Incorporated †	1,200	95,484
American Eagle Outfitters Incorporated	27,095	248,190
Asbury Automotive Group Incorporated †	3,147	227,465
At Home Group Incorporated †	13,551	64,232
Barnes & Noble Education Incorporated †	7,359	11,406
Bed Bath & Beyond Incorporated	19,913	144,768
Boot Barn Holdings Incorporated †	4,686	100,655
Caleres Incorporated	7,190	51,552
Camping World Holdings Incorporated Class A	4,809	101,855
Chico’s FAS Incorporated	25,048	33,815
Children’s Place Retail Stores Incorporated	3,358	139,827
Citi Trends Incorporated	1,799	29,216
Conn’s Incorporated †	4,709	33,999
Container Store Group Incorporated †	3,304	9,416
Designer Brands Incorporated Class A	12,414	76,098
Dick’s Sporting Goods Incorporated	10,686	385,337

4

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Specialty Retail (continued)
Express Incorporated †	7,959	$15,600
Genesco Incorporated †	2,011	37,183
GNC Holdings Incorporated Class A †	14,221	10,728
Group 1 Automotive Incorporated	3,040	191,338
Haverty Furniture Companies Incorporated	2,717	47,004
Hibbett Sports Incorporated †	3,300	63,756
Hudson Limited Class A †	7,223	36,404
Lumber Liquidators Holdings Incorporated †	4,061	40,366
MarineMax Incorporated †	4,537	86,339
Murphy USA Incorporated †	5,384	625,082
Office Depot Incorporated	77,403	191,185
Party City Holdco Incorporated †	10,078	13,001
Penske Auto Group Incorporated	5,590	199,898
Rent-A-Center Incorporated	8,003	203,756
Sally Beauty Holdings Incorporated †	20,436	266,485
Shoe Carnival Incorporated	1,535	39,895
Sleep Number Corporation †	4,759	148,338
Sonic Automotive Incorporated Class A	3,687	96,894
Sportsman’s Warehouse Holdings Incorporated †	6,775	75,677
Tailored Brands Incorporated	11,164	14,402
The Buckle Incorporated	5,369	75,596
The Cato Corporation Class A	4,055	39,334
The Michaels Companies Incorporated †	16,867	65,107
Tilly’s Incorporated Class A	3,189	16,328
TravelCenters of America Incorporated †	1,417	19,300
Urban Outfitters Incorporated †	9,895	167,621
Winmark Corporation	407	58,555
Zumiez Incorporated †	3,286	80,080
		4,796,487

Textiles, Apparel & Luxury Goods : 0.93%
Columbia Sportswear Company	5,124	374,359
Crocs Incorporated †	10,593	303,489
Culp Incorporated	1,925	14,842
Delta Apparel Incorporated †	898	11,054
Fossil Group Incorporated †	8,246	25,150
G-III Apparel Group Limited †	7,050	72,827
Kontoor Brands Incorporated	9,329	136,390
Lakeland Industries Incorporated †	1,267	18,372
Levi Strauss & Company Class A	7,476	100,851
Movado Group Incorporated	2,561	26,891
Oxford Industries Incorporated	2,987	127,306
Rocky Brands Incorporated	1,201	24,909
Steven Madden Limited	14,049	330,432
Superior Uniform Group Incorporated	1,654	16,557
Unifi Incorporated †	2,183	29,973
Vera Bradley Incorporated †	4,331	22,738
Wolverine World Wide Incorporated	14,827	310,477
		1,946,617

Consumer Staples : 5.02%
Beverages : 0.65%
Boston Beer Company Incorporated Class A †	1,592	899,050
Celsius Holdings Incorporated †	4,731	43,856
Coca Cola Bottling Corporation	852	207,402
MGP Ingredients Incorporated	2,319	86,986
National Beverage Corporation †	1,838	104,729
New Age Beverages Corporation †	13,990	21,125
		1,363,148

Food & Staples Retailing : 0.79%
HF Foods Group Incorporated †	2,078	14,878
Ingles Markets Incorporated Class A	2,385	101,625

5

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

	Shares	Value
Food & Staples Retailing (continued)
Natural Grocers By Vitamin C	1,974	$28,426
Pricesmart Incorporated	3,652	198,596
Rite Aid Corporation †	10,875	142,789
SpartanNash Company	6,594	141,178
Sprouts Farmers Market Incorporated †	19,895	499,961
The Andersons Incorporated	4,957	64,243
The Chef’s Warehouse Incorporated †	4,618	68,346
United Natural Foods Incorporated †	9,036	177,106
Village Super Market Class A	1,770	42,356
Weis Markets Incorporated	2,881	160,558
		1,640,062

Food Products : 1.95%
Alico Incorporated	507	16,270
B&G Foods Incorporated	10,275	238,586
Cal-Maine Foods Incorporated †	4,108	183,052
Calavo Growers Incorporated	3,031	177,344
Dean Foods Company †	19,029	1,658
Farmer Bros Corporation †	2,262	17,440
Fresh Del Monte Produce Incorporated	5,328	132,614
Freshpet Incorporated †	5,166	398,712
Hain Celestial Group Incorporated †	13,599	428,097
Hostess Brands Incorporated †	19,465	235,040
J & J Snack Foods Corporation	2,635	338,940
John B. Sanfilippo & Son Incorporated	1,535	133,453
Lancaster Colony Corporation	3,428	526,061
Landec Corporation †	4,375	46,681
Pilgrim’s Pride Corporation †	9,094	187,973
Sanderson Farms Incorporated	3,530	466,031
Seaboard Corporation	45	132,300
Seneca Foods Corporation Class A †	1,158	42,232
The Simply Good Foods Company †	15,079	256,795
Tootsie Roll Industries Incorporated	2,960	105,435
		4,064,714

Household Products : 0.77%
Central Garden & Pet Company Class A †	6,652	227,898
Energizer Holdings Incorporated	11,018	483,470
Oil Dri Corporation of America	826	29,265
Spectrum Brands Holdings Incorporated	8,989	425,359
WD-40 Company	2,348	450,464
		1,616,456

Personal Products : 0.63%
Edgewell Personal Care Company †	9,461	287,804
Elf Beauty Incorporated †	6,638	113,775
Inter Parfums Incorporated	3,152	146,284
Lifevantage Corporation †	2,218	33,958
Medifast Incorporated	1,689	172,852
NU Skin Enterprises Incorporated Class A	9,684	360,051
Revlon Incorporated Class A †	1,213	12,421
USANA Health Sciences Incorporated †	2,076	175,879
Veru Incorporated †	6,301	23,503
		1,326,527

Tobacco : 0.23%
Pyxus International Incorporated †	1,883	5,291
Turning Point Brands Incorporated	1,551	37,208
Universal Corporation	4,240	186,814
Vector Group Limited	21,786	249,014
		478,327

6

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Energy : 1.89%
Energy Equipment & Services : 0.57%
Apergy Corporation †	12,416	$112,613
Archrock Incorporated	25,167	159,810
Aspen Aerogels Incorporated †	2,802	17,372
Cactus Incorporated Class A	8,267	157,734
DMC Global Incorporated	2,358	67,321
Era Group Incorporated †	3,786	18,968
Exterran Corporation †	4,360	27,991
Geospace Technologies Corporation †	1,986	15,650
Gulf Island Fabrication Incorporated †	2,195	6,563
Hi-Crush Partners LP †	18,184	4,577
Ion Geophysical Corporation †	1,859	4,387
KLX Energy Services †	3,533	5,229
Liberty Oilfield Services Class A	8,220	42,333
Matrix Service Company †	4,648	51,221
McDermott International Incorporated †	33,619	2,269
National Energy Services Reunited Corporation †	4,455	25,304
Natural Gas Services Group Incoporated †	2,009	12,576
Newpark Resources Incorporated †	15,453	31,215
Nextier Oilfield Solutions Incorporated †	7,929	22,994
Nine Energy Service Incorporated †	2,373	4,817
Oceaneering International Incorporated †	17,016	109,243
Parker Drilling Company †	918	6,426
ProPetro Holding Corporation †	13,524	66,944
RPC Incorporated	8,695	27,650
Seacor Holdings Incorporated †	3,511	94,095
Seacor Marine Holdings Incorporated †	3,050	4,728
Select Energy Services Incorporated Class A †	8,540	50,728
Solaris Oilfield Infrastructure Incorporated Class A	4,537	31,441
Tetra Technologies Incorporated †	21,474	7,086
		1,189,285

Oil, Gas & Consumable Fuels : 1.32%
Adams Resources & Energy Incorporated	310	8,133
Altus Midstream Company Class A †	7,436	5,131
Amplify Energy Corporation	4,370	4,807
Antero Resources Corporation †	34,832	104,148
Arch Resources Incorporated	2,484	81,873
Berry Petroleum Corporation	10,634	45,088
Bonanza Creek Energy Incorporated †	2,822	47,692
Brigham Minerals Incorporated Class A	3,130	41,473
Centennial Resource Development Class A †	29,515	29,810
Chesapeake Energy Corporation †	900	11,709
Consol Energy Incorporated †	3,866	26,327
Contura Energy Incorporated †	3,413	13,106
Core Laboratories NV	7,704	155,775
CVR Energy Incorporated	5,570	113,628
Delek US Holdings Incorporated	13,945	274,298
DHT Holdings Incorporated	16,225	96,377
Earthstone Energy Incorporated Class A †	2,487	7,411
Evolution Petroleum Corporation	4,392	10,716
Extraction Oil & Gas Incorporated †	11,183	3,243
Falcon Minerals Corporation	6,510	16,210
Goodrich Petroleum Corporation †	1,897	15,252
Green Plains Renewable Energy Incorporated	6,716	57,422
Gulfport Energy Corporation †	21,491	32,451
Hallador Energy Corporation	3,302	2,323
International Seaways Incorporated	4,211	95,505
Laredo Petroleum Incorporated †	25,988	22,051
Magnolia Oil & Gas Corporation †	19,343	107,354
Montage Resources Corporation †	2,724	16,671
Northern Oil & Gas Incorporated †	47,354	36,903
Overseas Shipholding Group Class A †	13,240	29,260
Panhandle Oil And Gas Incorporated Class A	2,213	9,250
Par Pacific Holdings Incorporated †	6,991	64,946
PDC Energy Incorporated †	17,641	214,867

7

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Peabody Energy Corporation	13,234	$41,687
Penn Virginia Corporation †	2,351	20,642
Renewable Energy Group Incorporated †	6,378	181,454
Rex American Resources Corporation †	1,078	63,225
Ring Energy Incorporated †	8,469	10,078
Sandridge Energy Incorporated †	5,404	8,538
SilverBow Resources Incorporated †	978	3,697
Southwestern Energy Company †	83,468	251,239
Talos Energy Incorporated †	2,915	35,417
Vaalco Energy Incorporated †	8,074	8,009
W&T Offshore Incorporated †	15,689	40,948
World Fuel Services Corporation	11,225	286,013
		2,752,157

Financials : 17.47%
Banks : 9.34%
1st Constitution Bancorp	1,148	14,740
1st Source Corporation	1,370	47,388
ACNB Corporation	1,222	30,354
Allegiance Bancshares Incorporated	3,402	87,125
Amalgamated Bank of New York Class A	2,535	28,468
Amerant Bancorp Incorporated Class A †	3,594	46,866
American National Bankshares Incorporated	1,817	45,171
Ameris Bancorp	11,929	289,036
AMES National Corporation	1,500	30,150
Arrow Financial Corporation	2,454	71,780
Atlantic Capital Bancshares †	4,017	45,794
Atlantic Union Bankshares Corporation	13,846	320,535
Auburn National Bancorporation Incorporated	407	21,913
Banc of California Incorporated	7,898	86,483
BancFirst Corporation	3,382	128,922
BancorpSouth Bank	16,714	371,552
Bank First Corporation	1,133	70,643
Bank of Commerce Holdings	2,818	21,501
Bank of Marin Bancorp	2,264	76,184
BankFinancial Corporation	2,360	21,429
Bankwell Financial Group Incorporated	950	13,908
Banner Corporation	6,096	228,966
Bar Harbor Bankshares	2,653	52,317
Baycom Corporation †	2,042	26,914
BCB Bancorp Incorporated	2,301	22,067
Berkshire Hills Bancorp Incorporated	8,059	87,198
BOK Financial Corporation	5,135	261,577
Boston Private Financial Holdings Incorporated	14,562	100,041
Bridge Bancorp Incorporated	3,116	66,371
Brookline Bancorp Incorporated	13,662	127,057
Bryn Mawr Bank Corporation	3,575	99,278
Business First Bancshares Incorporated	2,233	32,356
Byline Bancorp Incorporated	4,135	50,240
C&F Financial Corporation	576	20,759
Cadence Bancorp	22,708	183,254
Cambridge Bancorp	858	49,764
Camden National Corporation	2,637	88,445
Capital Bancorp Incorporated †	1,147	13,053
Capital City Bank Group Incorporated	1,963	39,947
Capstar Financial Holdings Class I	2,033	23,420
Carter Bank & Trust	4,322	30,513
Cathay General Bancorp	13,526	367,772
CB Financial Services Incorporated	789	19,094
CBTX Incorporated	3,262	66,610
CenterState Bank Incorporated	22,642	357,744
Central Pacific Financial Company	4,810	77,489
Central Valley Community Bancorp	2,040	30,722
Century Bancorp Incorporated Class A	425	32,045
Chemung Financial Corporation	528	13,369
Citizens & Northern Corporation	2,296	44,037
Citizens Community Bancorp Incorporated	1,670	12,275

8

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Banks (continued)
City Holding Company	2,895	$182,096
Civista Bancshares Incorporated	2,522	38,435
CNB Financial Corporation	2,469	43,751
Coastal Financial Corporation †	1,379	17,513
Codorus Valley Bancorp Incorporated	1,654	21,916
Colony Bankcorp Incorporated	1,199	15,251
Columbia Banking System Incorporated	13,168	320,767
Community Bankers Trust Corporation	3,603	20,285
Community Financial Corporation	882	20,903
Community Trust Bancorp	2,637	86,599
ConnectOne Bancorp Incorporated	6,111	89,587
County Bancorp Incorporated	911	19,814
CrossFirst Bankshares Incorporated †	1,299	12,639
Customers Bancorp Incorporated †	5,192	57,579
Dime Community Bancshares	5,535	79,870
Eagle Bancorp Incorporated	5,459	176,653
Eagle Bancorp Montana Incorporated	977	16,892
Enterprise Bancorp Incorporated	1,539	35,459
Enterprise Financial Service	4,249	124,793
Equity Bancshares Incorporated Class A †	2,522	41,134
Esquire Financial Holdings Class I †	1,058	18,124
Evans Bancorp Incorporated	825	20,163
Farmers & Merchants Banco	1,958	42,547
Farmers National Banc Corporation	4,378	51,442
FB Financial Corporation	2,964	69,980
Fidelity D&D Bancorp Incorporated	511	19,413
Financial Institutions Incorporated	2,688	47,551
First Bancorp Incorporated	1,754	36,150
First Bancorp of North Carolina	5,094	129,489
First Bancshares Incorporated	2,909	61,642
First Bank	3,091	23,090
First Busey Corporation	8,820	157,966
First Business Financial Service	1,303	21,565
First Capital Incorporated	573	35,211
First Choice Bancorp	1,574	22,115
First Citizens BancShares Corporation Class A	732	281,820
First Commonwealth Financial Corporation	17,522	143,330
First Community Bancshares	2,445	52,250
First Community Corporation	1,070	15,836
First Financial Bancorp	17,262	229,407
First Financial Corporation	2,053	72,060
First Financial Northwest	1,174	11,470
First Foundation Incorporated	6,739	100,411
First Guaranty Bancshares Incorporated	749	8,913
First Internet Bancorp	1,651	26,548
First Interstate BancSystem Class A	7,637	238,656
First Merchants Corporation	8,837	247,966
First Mid-Illinois Bancshares	2,250	57,263
First Midwest Bancorp Incorporated	18,765	244,883
First National Community Bancorp Incorporated	2,911	16,185
First Northwest Bancorp	1,399	18,970
First of Long Island Corporation	4,231	64,607
First Savings Financial Group Incorporated	306	12,546
First United Corporation	1,064	14,641
First Western Financial Incorporated †	1,066	13,837
Flushing Financial Corporation	4,772	54,114
Franklin Financial Network	2,397	59,110
Franklin Financial Services Corporation	681	17,025
Fulton Financial Corporation	29,897	335,145
FVCBankcorp Incorporated †	2,030	22,594
German American Bancorp	4,280	132,594
Great Southern Bancorp Incorporated	2,081	84,405
Great Western Bancorp Incorporated	10,385	147,882
Guaranty Bancshares Incorporated	1,311	33,326
Hanmi Financial Corporation	5,544	50,062
HarborOne Bancorp Incorporated †	2,927	23,328
Hawthorn Bancshares Incorporated	1,079	21,256
Heartland Financial USA Incorporated	6,218	199,038

9

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

	Shares	Value
Banks (continued)
Heritage Commerce Corporation	10,213	$83,032
Heritage Financial Corporation	6,649	126,331
Hilltop Holdings Incorporated	12,326	230,373
Hometrust Bancshares Incorporated	2,758	42,528
Hope Bancorp Incorporated	20,969	199,101
Horizon Bancorp Indiana	6,846	70,240
Howard Bancorp Incorporated †	2,193	22,610
Independent Bank Corporation	6,200	430,714
Independent Bank Corporation	4,034	55,750
Independent Bank Group Incorporated	6,365	241,106
International Bancshares Corporation	10,315	317,496
Investar Holding Corporation	1,461	19,066
Investors Bancorp Incorporated	41,406	359,404
Lakeland Bancorp Incorporated	8,575	95,183
Lakeland Financial Corporation	4,459	190,355
LCNB Corporation	1,990	29,591
Level One Bancorp Incorporated	813	15,293
Live Oak Bancshares Incorporated	4,425	59,915
Macatawa Bank Corporation	4,355	32,183
Mackinac Financial Corporation	1,615	16,974
MainStreet Bancshares Incorporated †	1,081	14,345
Malvern Bancorp Incorporated †	1,159	13,769
Mercantile Bank Corporation	2,771	63,567
Metropolitan Bank Holding Corporation †	934	26,152
Mid Penn Bancorp Incorporated	1,050	19,593
Middlefield Banc Corporation	986	18,734
Midland States Bancorp Incorporated	3,813	57,081
Midwestone Financial Group Class I	2,622	50,316
MVB Financial Corporation	1,721	24,438
National Bank Holdings Corporation Class A	4,779	125,688
National Bankshares Incorporated	1,089	33,541
NBT Bancorp Incorporated	7,665	240,068
Nicolet Bankshares Incorporated †	1,472	82,300
Northeast Bank	1,510	25,912
Northrim BanCorp Incorporated	1,123	25,908
Norwood Financial Corporation	1,035	25,347
Oak Valley Bancorp	1,112	15,301
OceanFirst Financial Corporation	9,536	159,251
Ohio Valley Banc Corporation	559	14,003
Old National Bancorp	30,271	411,383
Old Second Bancorp Incorporated	4,976	38,315
Opus Bank	4,971	96,885
Origin Bancorp Incorporated	3,264	68,087
Orrstown Financial Services Incorporated	1,594	21,487
Pacific Mercantile Bancorp †	3,451	13,114
Pacific Premier Bancorp Incorporated	10,158	219,616
Park National Corporation	2,269	169,880
Parke Bancorp Incorporated	1,657	23,065
PCB Bancorp	2,007	18,103
Peapack-Gladstone Financial Corporation	3,375	63,551
Penns Woods Bancorp Incorporated	1,096	23,520
People’s Utah Bancorp	2,946	72,972
Peoples Bancorp Incorporated	3,321	74,623
Peoples Bancorp of North Carolina Incorporated	736	12,880
Peoples Financial Services	1,125	37,181
Preferred Bank (Los Angeles)	2,437	91,558
Premier Financial Bancorp	2,088	27,687
QCR Holdings Incorporated	2,688	81,635
RBB Bancorp	2,417	31,010
Reliant Bancorp Incorporated	1,778	24,892
Renasant Corporation	9,810	236,617
Republic Bancorp Incorporated Class A	2,152	68,972
Richmond Mutual Bancorporation Incorporated	2,280	25,354
Riverview Financial Corporation	1,469	8,814
S&T Bancorp Incorporated	5,922	131,705
Sandy Spring Bancorp Incorporated	6,214	150,690
SB Financial Group Incorporated	981	15,039
SB One Bancorp	1,418	24,092
Seacoast Banking Corporation †	8,933	194,293

10

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Banks (continued)
Select Bancorp Incorporated †	2,685	$20,138
ServisFirst Bancshares Incorporated	8,163	284,725
Shore Bancshares Incorporated	2,225	22,250
Sierra Bancorp	2,389	45,009
Simmons First National Corporation Class A	16,601	284,701
Smartfinancial Incorporated	2,039	31,401
South State Corporation	6,202	326,039
Southern First Bancshares †	1,254	36,441
Southern National Bancorp of Virginia	4,003	40,270
Southside Bancshares Incorporated	5,626	158,653
Spirit of Texas Bancshares Incorporated †	2,442	29,402
Stock Yards Bancorp Incorporated	3,643	123,971
Summit Financial Group Incorporated	1,901	31,937
The Bancorp Incorporated †	8,257	72,662
The Bank of Princeton	822	16,974
Tompkins Trust Company Incorporated	2,275	146,396
Towne Bank	11,371	214,457
TriCo Bancshares	4,204	119,267
TriState Capital Holdings Incorporated †	4,214	62,999
Triumph Bancorp Incorporated †	4,071	99,943
Trustmark Corporation	10,577	251,627
Union Bankshares Incorporated	554	10,858
United Community Bank	14,311	279,780
United Security Bancshare	2,418	14,822
Unity Bancorp Incorporated	1,363	19,505
Univest Corporation of Pennsylvania	4,792	78,780
Veritex Holdings Incorporated	8,972	157,189
Washington Trust Bancorp	2,729	87,246
WesBanco Incorporated	11,531	246,994
West Bancorporation	2,498	44,065
Westamerica Bancorporation	4,656	274,611
		19,507,189

Capital Markets : 2.24%
Ares Management Corporation Class A	13,266	500,924
Artisan Partners Asset Management Incorporated Class A	9,192	266,292
B. Riley Financial Incorporated	3,270	62,882
BGC Partners Incorporated Class A	53,505	137,775
Blucora Incorporated †	8,203	99,666
BrightSphere Investment Group Incorporated	10,882	90,865
Cohen & Steers Incorporated	4,278	271,867
Cowen Incorporated Class A	4,549	59,455
Diamond Hill Investment Group	464	48,701
Donnelley Financial Solutions †	5,393	43,953
Evercore Partners Incorporated Class A	6,504	358,435
Federated Investors Incorporated Class B	16,311	361,126
Gain Capital Holdings Incorporated	4,208	26,426
Gamco Investors Incorporated Class A	905	11,693
Great Elm Capital Group Incorporated †	3,769	9,046
Hamilton Lane Incorporated Class A	4,321	316,168
Houlihan Lokey Incorporated	7,289	440,839
INTL FC Stone Incorporated †	2,681	136,758
Moelis Company Class A	9,305	312,927
Oppenheimer Holdings Class A	1,523	32,257
Piper Jaffray Companies Incorporated	2,384	142,182
PJT Partners Incorporated Class A	3,647	199,454
Pzena Investment Managm Class A	3,087	12,595
Safeguard Scientifics Incorporated	3,237	20,490
Sculptor Capital Management Incorporated	2,566	32,178
Silvercrest Asset Management Group Incorporated Class A	1,276	14,381
Victory Capital Holding Class A	2,577	43,062
VIRTU Financial Incorporated Class A	13,592	324,169
Virtus Investment Partners Incorporated	1,187	110,367
Waddell & Reed Financial Incorporated Class A	12,490	162,870

11

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

	Shares	Value
Capital Markets (continued)
Westwood Holdings Group Incorporated	1,493	$26,471
		4,676,274

Consumer Finance : 0.45%
Atlanticus Holdings Corporation †	1,791	25,970
Curo Group Holdings Corporation	3,352	22,425
Elevate Credit Incorporated †	4,804	8,167
Encore Capital Group Incorporated †	5,146	163,488
Enova International Incorporated †	6,046	85,551
Ezcorp Incorporated †	7,090	36,584
Medallion Financial Corporation †	3,308	7,708
Nelnet Incorporated Class A	3,591	177,000
Regional Management Corporation †	1,664	26,391
Santander Consumer USA Holdings Incorporated	18,198	300,813
World Acceptance Corporation †	1,306	86,849
		940,946

Diversified Financial Services : 0.35%
Alerus Financial Corporation	1,078	19,544
Cannae Holdings Incorporated †	12,245	450,983
FGL Holdings	29,411	245,288
Marlin Business Services Incorporated	1,378	10,321
On Deck Capital Incorporated †	12,314	9,210
		735,346

Insurance : 2.30%
Ambac Financial Group Incorporated †	8,467	113,627
American National Insurance Company	1,700	127,755
Amerisafe Incorporated	3,563	218,697
Argo Group International Holdings Limited	6,070	186,288
Benefytt Technologies Incorporated †	1,722	33,803
Citizens Incorporated †	8,120	49,370
CNA Financial Corporation	5,034	152,178
Crawford & Company Class A	2,609	15,706
Donegal Group Incorporated Class A	1,994	28,415
eHealth Incorporated †	3,826	498,987
Employers Holdings Incorporated	5,689	170,044
FBL Financial Group Incorporated	1,776	63,421
FedNat Holding Company	1,845	22,491
Genworth Financial Incorporated Class A †	79,025	241,026
Goosehead Insurance Incorporated Class A †	2,311	138,544
Greenlight Capital Limited †	5,100	36,924
Hallmark Financial Services Incorporated †	2,500	5,825
HCI Group Incorporated	1,070	47,990
Heritage Insurance Holdings Incorporated	4,438	55,653
Horace Mann Educators Corporation	7,199	262,907
Independence Holding Company	797	23,153
Investors Title Company	246	31,021
James River Group Holdings Limited	5,022	194,201
Kingstone Company Incorporated	1,592	7,005
Kinsale Capital Group Incorporated	3,899	582,199
Mercury General Corporation	4,874	196,081
National General Holdings Corporation	11,523	233,917
National Western Life Group Class A	312	61,130
NI Holdings Incorporated †	1,515	22,710
ProAssurance Corporation	9,840	135,792
ProSight Global Incorporated †	1,296	11,483
Protective Insurance Corporation Class B	1,310	18,104
Safety Insurance Group Incorporated	2,698	205,696
State Auto Financial Corporation	3,120	62,213
Stewart Information Services Corporation	4,337	133,666
Tiptree Incorporated	3,827	23,345
Trupanion Incorporated †	5,247	158,040
United Fire Group Incorporated	3,811	102,249
United Insurance Holdings Company	3,830	30,027

12

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Insurance (continued)
Universal Insurance Holdings Company	5,625	$100,463
		4,802,146

Mortgage REITs : 0.82%
AG Mortgage Investment Trust Incorporated	5,844	14,376
Anworth Mortgage Asset Corporation	16,996	24,814
Apollo Commercial Real Estate Finance Incorporated	28,275	232,703
Arbor Realty Trust Incorporated	16,603	139,797
Ares Commercial Real Estate	4,980	37,101
Capstead Mortgage Corporation	16,375	82,858
Colony Credit Real Estate Incorporated REIT	15,456	76,507
Dynex Capital Incorporated REIT	4,454	57,278
Ellington Financial Incorporated	5,592	57,038
Ellington Residential Mortgage REIT	1,568	14,849
Exantas Capital Corporation REIT	5,724	11,448
Granite Point Mortgage Trust Incorporated	10,209	50,228
Great Ajax Corporation REIT	3,694	30,291
Invesco Mortgage Capital Incorporated	27,479	76,117
KKR Real Estate Finance Trust	4,401	71,252
Ladder Capital Corporation	18,019	143,251
New York Mortgage Trust Incorporated	48,726	101,350
Orchid Island Capital Incorporated REIT	11,615	48,435
PennyMac Mortgage Investment Trust	16,969	186,829
Ready Capital Corporation	6,216	36,488
Redwood Trust Incorporated	19,525	104,459
Sachem Capital Corporation REIT	3,257	9,413
TPG Real Estate Finance Trust Incorporated	10,626	78,739
Western Asset Mortgage Capital REIT	9,631	19,069
		1,704,690

Thrifts & Mortgage Finance : 1.97%
Axos Financial Incorporated †	9,660	210,588
Bridgewater Bancshares Incorporated †	3,781	39,398
Capitol Federal Financial Incorporated	23,746	278,422
Columbia Financial Incorporated †	8,545	120,485
Essa Bancorp Incorporated	1,549	22,228
Federal Agricultural Mortgage Corporation Class C	1,594	102,223
First Defiance Financial Corporation	6,557	108,912
Flagstar Bancorp Incorporated	5,125	150,163
FS Bancorp Incorporated	618	26,104
Hingham Institution For Savings Corporation	278	45,634
Home Bancorp Incorporated	1,249	29,676
Homestreet Incorporated	4,191	99,830
Impac Mortgage Holdings Incorporated †	2,067	3,307
Kearny Financial Corporation	14,284	122,414
Luther Burbank Corporation	2,601	26,738
Merchants Bancorp Incorporated	2,696	46,048
Meridian Bancorp Incorporated	8,531	98,277
Meta Financial Group Incorporated	6,627	120,081
MMA Capital Management LLC †	771	19,244
Mr. Cooper Group Incorporated †	13,589	151,517
NMI Holdings Incorporated Class A †	12,041	185,010
Northfield Bancorp Incorporated	7,577	82,817
Northwest Bancshares Incorporated	21,147	210,624
Ocwen Financial Corporation †	20,895	15,446
OP Bancorp	2,140	13,568
PCSB Financial Corporation	2,683	35,845
PDL Community Bancorp †	1,257	11,238
PennyMac Financial Services Incorporated	7,784	261,387
Pioneer Bancorp Incorporated †	1,829	17,467
Provident Bancorp Incorporated	1,222	10,411
Provident Financial Holdings	852	10,965
Provident Financial Services Incorporated	10,877	141,727
Prudential Bancorp Incorporated	1,224	14,957
Riverview Bancorp Incorporated	3,204	16,020

13

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

	Shares	Value
Thrifts & Mortgage Finance (continued)
Southern Missouri Bancorp	976	$23,736
Standard AVB Financial Corporation	713	17,112
Sterling Bancorp Incorporated	3,620	10,317
Territorial Bancorp Incorporated	1,495	38,018
TFS Financial Corporation	9,438	145,440
Timberland Bancorp Incorporated	1,162	20,881
Trustco Bank Corporation	17,210	108,423
Walker & Dunlop Incorporated	4,762	192,861
Washington Federal Incorporated	13,959	360,980
Waterstone Financial Incorporated	4,249	63,310
Western New England Bancorp	4,021	21,231
WSFS Financial Corporation	9,584	265,189
		4,116,269

Health Care : 14.29%
Biotechnology : 4.41%
Acorda Therapeutics Incorporated †	7,089	5,300
Adamas Pharmaceuticals Incorporated †	3,475	9,591
ADMA Biologics Incorporated †	9,767	32,133
Aeglea BioTherapeutics Incorporated †	4,629	40,781
Agenus Incorporated †	20,323	75,805
Akcea Therapeutics Incorporated †	2,654	39,545
Akebia Therapeutics Incorporated †	19,592	228,051
Alector Incorporated †	4,876	159,445
AMAG Pharmaceuticals Incorporated †	5,047	38,912
Anavex Life Sciences Corporation †	8,640	35,510
Anika Therapeutics Incorporated †	2,521	84,529
Arcturus Therapeutics Holdings Incorporated †	2,035	79,243
Arena Pharmaceuticals Incorporated †	8,990	537,332
Athenex Incorporated †	9,176	99,743
Athersys Incorporated †	23,731	69,057
Atreca Incorporated Class A †	1,258	23,235
Aveo Pharmaceuticals Incorporated †	3,001	24,488
Avid Bioservices Incorporated †	6,927	40,454
BeyondSpring Incorporated †	2,832	48,144
Biospecifics Technologies †	825	51,315
CareDx Incorporated †	6,527	209,647
Catalyst Pharmaceuticals Incorporated †	18,886	81,399
Cel-Sci Corporation †	5,814	77,501
Celcuity Incorporated †	889	8,650
Coherus Biosciences Incorporated †	10,351	192,943
Corbus Pharmaceuticals Holdings †	9,751	72,742
Cortexyme Incorporated †	592	27,285
Cue Biopharma Incorporated †	3,098	85,753
Cyclerion Therapeutics Incorporated †	4,290	17,074
Cytokinetics Incorporated †	10,094	209,047
Deciphera Pharmaceuticals Incorporated †	4,752	278,325
Denali Therapeutics Incorporated †	10,466	291,269
Dyadic International Incorporated †	3,480	21,193
Eagle Pharmaceuticals Incorporated †	1,956	100,265
Eidos Therapeutics Incorporated †	727	35,558
Emergent BioSolutions Incorporated †	7,513	627,260
Enanta Pharmaceuticals Incorporated †	2,926	150,660
Enochian Biosciences Incorporated †	1,658	5,886
Harpoon Therapeutics Incorporated †	1,843	40,104
IGM Biosciences Incorporated †	1,380	89,396
Immunic Incorporated †	1,410	16,906
Invitae Corporation †	19,086	321,027
Ironwood Pharmaceuticals Incorporated †	25,118	244,398
Jounce Therapeutics Incorporated †	1,640	8,840
KalVista Pharmaceuticals Incorporated †	1,388	15,615
Kodiak Sciences Incorporated †	1,612	104,151
Krystal Biotech Incorporated †	1,761	90,533
La Jolla Pharmaceutical Company †	2,628	12,404
Lexicon Pharmaceuticals Incorporated †	4,899	9,357
Ligand Pharmaceuticals Incorporated †	3,488	354,276
Lineage Cell Therapeutics Incorporated †	22,623	19,947

14

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Biotechnology (continued)
Mannkind Corporation †	29,306	$44,252
Matinas Biopharma Holdings Class I †	18,731	16,858
Mei Pharma Incorporated †	12,855	46,985
MeiraGTx Holdings plc †	2,492	36,981
Mersana Therapeutics Incorporated †	6,412	145,168
Molecular Templates Incorporated †	4,196	65,122
Momenta Pharmaceuticals Incorporated †	17,500	550,900
Myriad Genetics Incorporated †	12,940	188,018
Natera Incorporated †	11,499	504,231
NextCure Incorporated †	671	20,942
Oncocyte Corporation †	5,448	15,036
OPKO Health Incorporated †	62,335	142,124
Palatin Technologies Incorporated †	37,304	18,909
PDL BioPharma Incorporated	18,170	59,416
Pfenex Incorporated †	5,350	39,109
Pieris Pharmaceuticals Incorporated †	10,147	36,529
Precision BioSciences Incorporated †	11,365	79,669
Prevail Therapeutics Incorporated †	1,257	20,967
Principia Biopharma Incorporated †	2,962	189,242
Protagonist Therapeutics Incorporated †	4,134	68,335
Puma Biotechnology Incorporated †	5,509	56,247
Radius Health Incorporated †	8,497	107,572
Rigel Pharmaceuticals Incorporated †	28,862	56,425
Seres Therapeutics Incorporated †	6,467	35,504
Spero Therapeutics Incorporated †	2,152	25,437
Stoke Therapeutics Incorporated †	1,342	37,120
Sutro Biopharma Incorporated †	1,603	16,046
T2 Biosystems Incorporated †	7,611	6,388
TCR2 Therapeutics Incorporated †	1,508	15,231
Trevena Incorporated †	13,786	17,922
Twist Bioscience Corporation †	3,040	115,368
Vanda Pharmaceuticals Incorporated †	8,902	104,331
Veracyte Incorporated †	8,297	206,927
Vericel Corporation †	8,236	118,434
Viela Bio Incorporated †	1,453	68,146
Voyager Therapeutics Incorporated †	5,186	62,751
X4 Pharmaceuticals Incorporated †	2,044	17,456
Xencor Incorporated †	9,605	290,551
XOMA Corporation †	1,231	25,383
		9,214,056

Health Care Equipment & Supplies : 3.65%
Accuray Incorporated †	17,195	36,110
Alphatec Holdings Incorporated †	7,298	32,476
AngioDynamics Incorporated †	6,526	66,630
Antares Pharma Incorporated †	27,428	78,718
Apyx Medical Corporation †	5,237	23,252
Atricure Incorporated †	6,417	306,797
Atrion Corporation	171	109,780
Avanos Medical Incorporated †	9,253	268,892
BioLife Solutions Incorporated †	2,717	44,695
BioSig Technologies Incorporated †	2,828	26,527
Cantel Medical Corporation	6,873	289,216
Cardiovascular Systems Incorporated †	6,275	242,968
Chembio Diagnostics Incorporated †	2,494	24,017
ConforMIS Incorporated †	13,660	13,506
CONMED Corporation	5,162	378,942
CryoLife Incorporated †	6,220	141,381
Cryoport Incorporated †	6,710	164,865
Cutera Incorporated †	2,529	33,585
Endologix Incorporated †	3,588	2,639
Envista Holdings Corporation †	5,480	115,847
Fonar Corporation †	1,067	25,501
Genmark Diagnostics Incorporated †	9,859	93,562
Heska Corporation †	1,358	119,409
Inogen Incorporated †	4,192	159,296
Integer Holdings Corporation †	5,547	439,211

15

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

	Shares	Value
Health Care Equipment & Supplies (continued)
Intricon Corporation †	1,436	$20,305
Invacare Corporation	5,368	33,067
IRadimed Corporation †	781	18,158
Lantheus Holdings Incorporated †	6,913	94,915
LeMaitre Vascular Incorporated	3,050	82,015
Meridian Bioscience Incorporated †	6,565	101,495
Merit Medical Systems Incorporated †	9,046	406,980
Mesa Laboratories Incorporated	590	155,908
Misonix Incorporated †	3,006	41,874
Natus Medical Incorporated †	6,010	128,614
Neuronetics Incorporated †	2,093	3,830
Nevro Corporation †	5,449	684,394
Nuvectra Corporation †	3,733	112
OraSure Technologies Incorporated †	10,491	152,539
Orthofix Medical Incorporated †	3,369	114,816
Orthopediatrics Corporation †	1,564	72,147
Oxford Immunotec Global plc †	4,368	53,508
Quidel Corporation †	6,043	1,057,525
Repro-Med Systems Incorporated †	3,370	34,104
Rockwell Medical Incorporated †	10,300	22,042
RTI Biologics Incorporated †	9,953	27,072
Seaspine Holdings Corporation †	3,426	36,487
SI-BONE Incorporated †	2,581	45,142
SmileDirectClub Incorporated †	12,732	99,437
STAAR Surgical Company †	7,877	305,628
Stereotaxis Incorporated †	6,160	25,441
Surmodics Incorporated †	2,369	87,606
Tactile Systems Technology Class I †	3,171	153,635
TransMedics Group Incorporated †	1,424	18,811
Utah Medical Products Incorporated	637	63,369
Vapotherm Incorporated †	2,128	56,669
Varex Imaging Corporation †	6,779	127,174
Zynex Incorporated †	3,301	64,039
		7,626,680

Health Care Providers & Services : 2.85%
Addus Homecare Corporation †	2,400	237,504
American Renal Associates Holdings †	2,205	13,649
AMN Healthcare Services Incorporated †	8,429	373,910
Apollo Medical Holdings Incorporated †	1,926	36,382
Brookdale Senior Living Incorporated †	33,840	123,854
Capital Senior Living Corporation †	4,690	3,095
Catasys Incorporated †	1,211	23,990
Community Health Systems Incorporated †	18,353	57,812
CorVel Corporation †	1,679	113,987
Covetrus Incorporated †	18,508	282,802
Cross Country Healthcare Incorporated †	6,913	41,962
Enzo Biochem Incorporated †	8,400	23,940
Five Star Senior Living Incorporated †	2,717	10,080
Fulgent Genetics Incorporated †	1,054	18,361
Genesis Healthcare Incorporated †	11,910	10,268
Hanger Incorporated †	6,431	118,073
InfuSystem Holdings Incorporated †	2,457	28,526
LHC Group Incorporated †	5,276	857,403
Magellan Health Services Incorporated †	3,897	292,236
MEDNAX Incorporated †	13,001	201,906
National Healthcare Corporation	2,075	139,170
National Research Corporation Class A	2,286	129,662
Option Care Health Incorporated †	5,335	81,092
Owens & Minor Incorporated	11,498	91,179
Patterson Companies Incorporated	13,404	263,925
PetIQ Incorporated †	3,316	101,735
Premier Incorporated Class A †	10,385	361,294
Providence Service Corporation †	2,038	164,059
R1 RCM Incorporated †	17,393	184,540
RadNet Incorporated †	7,540	128,482
Select Medical Holdings Corporation †	18,579	299,865
Tenet Healthcare Corporation †	15,974	347,594

16

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Health Care Providers & Services (continued)
The Ensign Group Incorporated	9,125	$398,945
The Joint Corporation †	2,592	39,165
The Pennant Group Incorporated †	3,243	82,664
Tivity Health Incorporated †	9,008	95,935
U.S. Physical Therapy Incorporated	2,281	169,113
		5,948,159

Health Care Technology : 1.07%
Allscripts Healthcare Solutions Incorporated †	33,069	208,996
Castlight Health Incorporated Class B †	18,930	14,911
Computer Programs & Systems Incorporated	2,104	46,540
Health Catalyst Incorporated †	1,773	48,119
HealthStream Incorporated †	4,874	111,030
HMS Holdings Corporation †	15,601	487,375
iCAD Incorporated †	2,842	33,365
Inovalon Holdings Incorporated Class A †	12,386	233,105
Inspire Medical Systems Incorporated †	3,247	264,760
NextGen Healthcare Incorporated †	10,093	104,160
Omnicell Incorporated †	7,326	490,183
OptimizeRx Corporation †	2,256	25,628
Phreesia Incorporated †	1,764	51,720
Simulations Plus Incorporated	2,253	114,160
		2,234,052

Life Sciences Tools & Services : 0.80%
10x Genomics Incorporated Class A †	2,146	167,324
Chromadex Corporation †	6,314	30,370
Fluidigm Corporation †	9,129	39,802
Harvard Bioscience Incorporated †	5,414	14,293
Luminex Corporation	7,211	224,695
Medpace Holdings Incorporated †	4,590	426,044
Nanostring Technologies Incorporated †	6,500	198,445
Neogenomics Incorporated †	16,954	452,502
Personalis Incorporated †	1,428	16,908
Quanterix Corporation †	3,336	92,040
		1,662,423

Pharmaceuticals : 1.51%
Akorn Incorporated †	17,088	1,538
Amneal Pharmaceuticals Incorporated †	15,113	73,600
Amphastar Pharmaceuticals Incorporated †	6,133	114,319
ANI Pharmaceuticals Incorporated †	1,581	49,106
Arvinas Incorporated †	2,298	76,454
Assembly Biosciences Incorporated †	2,572	50,128
Assertio Holdings Incorporated †	8,951	8,831
Axsome Therapeutics Incorporated †	3,879	298,605
Baudax Bio Incorporated †	1,009	4,288
BioDelivery Sciences International Incorporated †	15,364	73,440
Collegium Pharmaceutical Incorporated †	5,794	127,758
Corcept Therapeutics Incorporated †	17,257	261,271
Dova Pharmaceuticals Incorporated (a)	2,458	0
Durect Corporation †	35,939	84,097
Endo International plc †	38,827	149,872
Evofem Biosciences Incorporated †	2,110	11,521
Eyepoint Pharmaceuticals Incorporated †	11,481	9,874
Harrow Health Incorporated †	3,993	21,602
Innoviva Incorporated †	10,941	152,846
Intersect ENT Incorporated †	5,354	59,697
Lannett Company Incorporated †	6,140	46,971
Mallinckrodt plc †	15,043	42,421
Menlo Therapeutics Incorporated †	2,170	5,186
Nabriva Therapeutics plc †	14,135	16,114
Neos Therapeutics Incorporated †	9,858	6,997
NGM Biopharmaceuticals Incorporated †	2,592	51,140

17

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

	Shares	Value
Pharmaceuticals (continued)
Omeros Corporation †	9,101	$135,423
Optinose Incorporated †	3,513	15,176
Pacira Pharmaceuticals Incorporated †	7,076	310,990
Phibro Animal Health Corporation Class A	3,491	91,464
Prestige Consumer Healthcare Incorporated †	8,605	363,131
Provention Bio Incorporated †	4,585	62,402
Recro Pharma Incorporated	3,122	14,111
Relmada Therapeutics Incorporated †	1,314	63,348
Siga Technologies Incorporated †	10,299	61,691
Strongbridge Biopharma plc †	7,049	24,108
Supernus Pharmaceuticals Incorporated †	9,260	223,351
		3,162,871

Industrials : 13.70%
Aerospace & Defense : 0.84%
AAR Corporation	6,145	123,945
Aerojet Rocketdyne Holdings †	12,642	554,352
Astronics Corporation †	4,449	40,619
Cubic Corporation	5,368	221,215
Ducommun Incorporated †	1,942	62,532
Maxar Technologies Incorporated	9,389	141,492
Moog Incorporated Class A	5,791	314,393
Park Aerospace Corporation	3,253	39,459
Parsons Corporation †	3,665	149,019
Vectrus Incorporated †	2,037	111,872
		1,758,898

Air Freight & Logistics : 0.50%
Air Transport Services Group †	10,331	222,530
Atlas Air Worldwide Holdings Incorporated †	4,236	165,458
Echo Global Logistics Incorporated †	4,662	96,503
Forward Air Corporation	5,084	252,573
Hub Group Incorporated Class A †	6,027	281,883
Radiant Logistics Incorporated †	6,038	24,092
		1,043,039

Airlines : 0.32%
Allegiant Travel Company	2,188	233,131
Hawaiian Holdings Incorporated	8,333	120,245
Mesa Air Group Incorporated †	4,022	13,072
SkyWest Incorporated	9,144	293,248
		659,696

Building Products : 1.46%
American Woodmark Corporation †	2,785	174,787
Apogee Enterprises Incorporated	4,564	94,247
Armstrong Flooring Incorporated †	3,412	11,669
Builders FirstSource Incorporated †	20,780	432,432
Cornerstone Building Brands Incorporated †	9,378	50,829
CSW Industrials Incorporated	2,553	182,693
Gibraltar Industries Incorporated †	5,657	248,965
Griffon Corporation	7,663	128,738
JELD-WEN Holding Incorporated †	11,546	157,372
Patrick Industries Incorporated	3,835	198,921
PGT Incorporated †	7,796	106,104
Quanex Building Products Corporation	5,846	72,490
Resideo Technologies Incorporated †	18,556	131,005
Simpson Manufacturing Company Incorporated	7,205	576,832
UFP Industries Incorporated	10,730	490,683
		3,057,767

18

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Commercial Services & Supplies : 2.22%
ABM Industries Incorporated	11,930	$366,609
ACCO Brands Corporation	16,535	102,352
Advanced Disposal Services Incorporated †	12,288	383,140
Brady Corporation Class A	8,404	429,697
BrightView Holdings Incorporated †	5,483	75,062
Casella Waste Systems Incorporated Class A †	8,062	410,759
Ceco Environmental Corporation †	4,648	24,681
Covanta Holding Corporation	20,764	186,876
Deluxe Corporation	8,027	187,270
Ennis Incorporated	4,473	79,619
Healthcare Services Group Incorporated	13,408	320,719
Heritage Crystal Clean Incorporated †	2,928	49,659
Herman Miller Incorporated	10,598	243,966
HNI Corporation	7,295	185,804
Interface Incorporated	10,176	86,394
Kimball International Incorporated Class B	6,540	73,183
Knoll Incorporated	8,831	93,255
Matthews International Corporation Class A	5,520	114,264
McGrath RentCorp	4,302	239,880
Pitney Bowes Incorporated	34,530	81,836
Quad Graphics Incorporated	5,742	16,365
RR Donnelley & Sons Company	12,790	13,941
SP Plus Corporation †	4,245	86,471
Steelcase Incorporated Class A	14,082	163,070
TEAM Incorporated †	5,459	26,913
UniFirst Corporation	2,723	489,595
Viad Corporation	3,283	60,210
VSE Corporation	1,530	39,780
		4,631,370

Construction & Engineering : 0.91%
Aegion Corporation †	5,144	77,211
Ameresco Incorporated Class A †	3,345	71,784
Arcosa Incorporated	8,289	316,391
Comfort Systems Incorporated	6,702	247,974
Construction Partners Incorporated Class A †	3,866	68,428
Great Lakes Dredge & Dock Company †	10,196	94,517
HC2 Holdings Incorporated †	6,548	17,287
IES Holdings Incorporated †	1,206	28,220
MYR Group Incorporated †	2,941	84,730
Northwest Pipe Company †	1,695	42,528
Nv5 Global Incorporated †	1,910	90,076
Orion Marine Group Incorporated †	4,972	13,076
Primoris Services Corporation	7,773	129,731
Sterling Construction Company Incorporated †	4,763	43,105
Valmont Industries Incorporated	3,734	425,676
WillScot Corporation †	10,331	137,816
		1,888,550

Construction Materials : 0.01%
Alta Equipment Group Incorporated †	2,494	16,710

Electrical Equipment : 0.44%
Allied Motion Technologies	1,410	51,028
American Superconductor Corporation †	3,445	24,976
Atkore International Incorporated †	8,397	225,375
AZZ Incorporated	3,994	126,450
Babcock & Wilcox Enterprises Incorporated †	4,954	10,651
Encore Wire Corporation	3,679	177,659
LSI Industries Incorporated	4,205	25,819
Powell Industries Incorporated	1,133	30,138
Preformed Line Products Company	403	20,001
Thermon Group Holdings Incorporated †	5,528	88,614
TPI mposites Incorporated †	6,309	130,912

19

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

	Shares	Value
Electrical Equipment (continued)
Ultralife Batteries Incorporated †	1,801	$15,038
		926,661

Industrial Conglomerates : 0.07%
Raven Industries Incorporated	6,410	137,495

Machinery : 3.61%
Alamo Group Incorporated	1,999	206,537
Albany International Corporation Class A	5,571	335,931
Altra Industrial Motion Corporation	10,572	327,732
Astec Industries Incorporated	3,715	157,813
Blue Bird Corporation †	2,673	38,358
Briggs & Stratton Corporation	7,201	11,810
Columbus McKinnon Corporation	4,238	128,878
Commercial Vehicle Group Incorporated †	5,665	14,332
Douglas Dynamics Incorporated	3,969	145,027
Eastern Company	778	14,556
EnPro Industries Incorporated	3,685	166,120
ESCO Technologies Incorporated	4,470	369,267
Evoqua Water Technologies Company †	11,778	221,544
Federal Signal Corporation	10,719	312,352
Foster Company Class A †	1,442	17,621
Franklin Electric Company Incorporated	6,873	348,599
Gates Industrial Corporation plc †	6,717	67,506
Gencor Industries Incorporated †	1,450	17,270
Gorman Rupp Company	2,954	90,570
Graham Corporation	1,576	18,029
Hillenbrand Incorporated	11,463	295,058
Hurco Companies Incorporated	1,062	33,198
Hyster Yale Materials Handeling Incorporated	1,633	59,784
Kadant Incorporated	1,778	172,164
Lindsay Manufacturing Company	1,906	179,012
Lydall Incorporated †	2,796	30,253
Manitex International Incorporated †	2,326	9,955
Mayville Engineering Company Incorporated †	969	5,930
Meritor Incorporated †	14,728	300,157
Miller Industries Incorporated	1,879	55,675
Mueller Industries Incorporated	9,559	255,990
Mueller Water Products Incorporated Class A	26,904	251,283
Navistar International Corporation †	8,724	219,321
Omega Flex Incorporated	422	43,171
Park Ohio Holdings Corporation	1,438	20,980
REV Group Incorporated	4,487	27,371
SPX Corporation †	7,135	285,257
SPX FLOW Incorporated †	7,372	254,924
Standex International Corporation	2,214	117,143
Tennant Company	2,909	186,001
Terex Corporation	11,256	176,944
The ExOne Company †	1,976	16,855
The Greenbrier Companies Incorporated	5,229	110,959
The Shyft Group Incorporated	5,626	96,092
The Timken Company	11,390	484,531
Titan International Incorporated	7,469	9,187
Trimas Corporation †	7,972	188,538
Twin Disc Incorporated †	2,065	11,337
Wabash National Corporation	9,063	86,552
Watts Water Technologies Incorporated	4,860	404,158
Welbilt Incorporated †	24,324	147,890
		7,545,522

Marine : 0.12%
Eagle Bulk Shipping Incorporated †	9,905	17,532
Genco Shipping & Trading Limited	2,955	13,948
Matson Incorporated	7,705	220,132
		251,612

20

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Professional Services : 0.86%
Barrett Business Services Incorporated	1,201	$60,891
BG Staffing Incorporated	1,699	17,738
CBIZ Incorporated †	9,276	210,101
CRA International Incorporated	1,324	53,476
Forrester Research Incorporated †	1,868	58,655
Franklin Covey Company †	1,702	36,253
GP Strategies Corporation †	2,185	17,152
Heidrick & Struggles International Incorporated	3,259	72,285
Hill International Incorporated †	7,141	10,497
Huron Consulting Group Incorporated †	4,109	190,082
ICF International Incorporated	3,345	219,365
InnerWorkings Incorporated †	7,845	9,336
Kelly Services Incorporated Class A	5,898	88,411
Kforce Incorporated	3,980	120,196
Mistras Group Incorporated †	3,001	12,124
Resources Connection Incorporated	5,129	56,368
TriNet Group Incorporated †	7,667	411,948
TrueBlue Incorporated †	6,725	103,969
Willdan Group Incorporated †	1,859	45,453
		1,794,300

Road & Rail : 0.81%
Arcbest Corporation	4,490	100,531
Covenant Transport Incorporated Class A †	2,207	27,808
Daseke Incorporated †	6,927	19,153
Heartland Express Incorporated	8,190	179,361
Marten Transport Limited	6,834	174,882
P.A.M. Transportation Services Incorporated †	276	9,632
Saia Incorporated †	4,650	504,246
Schneider National Incorporated Class B	10,245	247,622
Universal Truckload Services	2,066	30,701
US Xpress Enterprises Incorporated Class A †	3,612	18,421
USA Truck Incorporated †	1,325	8,493
Werner Enterprises Incorporated	7,746	358,020
YRC Worldwide Incorporated †	7,942	11,754
		1,690,624

Trading Companies & Distributors : 1.53%
Applied Industrial Technologies Incorporated	6,663	386,454
Beacon Roofing Supply Incorporated †	12,501	307,775
Bluelinx Holdings Incorporated †	1,342	9,260
BMC Stock Holdings Incorporated †	12,102	316,709
CAI International Incorporated †	2,611	49,113
DXP Enterprises Incorporated †	2,747	48,430
EVI Industries Incorporated †	646	12,700
Foundation Building Material †	4,075	54,279
General Finance Corporation †	2,482	14,718
GMS Incorporated †	8,113	166,235
H&E Equipment Services Incorporated	5,641	96,687
Houston Wire & Cable Company †	2,269	5,514
Kaman Corporation	4,720	188,800
Lawson Products Incorporated †	781	24,258
NOW Incorporated †	18,987	141,453
Rush Enterprises Incorporated	4,552	189,454
SiteOne Landscape Supply Incorporated †	7,510	798,388
Systemax Incorporated	2,290	48,067
Titan Machinery Incorporated †	3,206	33,567
Transcat Incorporated †	1,187	29,722
Veritiv Corporation †	2,260	28,160
WESCO International Incorporated †	7,316	243,623
Willis Lease Finance Corporation †	442	9,317
		3,202,683

21

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

	Shares	Value
Information Technology : 15.04%
Communications Equipment : 1.47%
Acacia Communications Incorporated †	6,511	$439,493
ADTRAN Incorporated	8,511	97,025
Calamp Corporation †	5,308	40,872
Calix Networks Incorporated †	7,910	111,531
Casa Systems Incorporated †	4,662	20,280
Clearfield Incorporated †	1,816	25,115
CommScope Holdings Incorporated †	34,634	357,077
Comtech Telecommunications Corporation	4,634	82,532
Dasan Zhone Solutions Incorporated †	2,186	16,067
Digi International Incorporated †	5,234	58,254
Echostar Corporation	9,200	286,672
Emcore Corporation †	4,917	14,899
Extreme Networks Incorporated †	22,823	75,316
Genasys Incorporated †	5,484	25,117
Harmonic Incorporated †	14,323	77,201
Infinera Corporation †	33,105	164,863
Inseego Corporation †	7,091	75,306
KVH Industries Incorporated †	2,814	25,861
NETGEAR Incorporated †	5,319	136,858
NetScout Systems Incorporated †	13,725	377,026
PCTEL Incorporated	2,851	18,646
Plantronics Incorporated	6,163	80,304
Ribbon Communications Incorporated †	10,716	47,150
Tessco Technologies Incorporated	1,212	6,448
Ubiquiti Incorporated	2,279	420,270
		3,080,183

Electronic Equipment, Instruments & Components : 2.11%
Airgain Incorporated †	1,477	13,337
Anixter International Incorporated †	5,092	487,355
Badger Meter Incorporated	5,050	309,010
Bel Fuse Incorporated Class B	1,495	14,008
Benchmark Electronics Incorporated	6,662	141,168
CTS Corporation	5,466	116,644
Daktronics Incorporated	6,582	27,908
ePlus Incorporated †	2,354	173,513
Insight Enterprises Incorporated †	6,311	323,502
Iteris Incorporated †	6,621	31,847
Itron Incorporated †	6,394	411,901
Kemet Corporation	9,398	254,028
Kimball Electronics Incorporated †	4,379	62,138
Luna Innovations Incorporated †	4,121	25,138
Methode Electronics Incorporated	5,909	185,247
MTS Systems Corporation	3,362	59,205
Napco Security Technologies Incorporated †	2,133	48,462
OSI Systems Incorporated †	3,067	232,387
Par Technology Corporation †	2,042	51,070
PC Connection Incorporated	2,106	91,148
Plexus Corporation †	5,094	327,137
Sanmina Corporation †	11,523	306,627
ScanSource Incorporated †	4,152	102,347
TTM Technologies Incorporated †	17,155	198,483
Vishay Intertechnology Incorporated	23,199	377,216
Vishay Precision Group †	1,876	44,311
		4,415,137

IT Services : 1.60%
Brightcove Incorporated †	6,839	54,917
Cardtronics Incorporated Class A †	6,951	168,145
Cass Information Systems Incorporated	2,397	96,695
CSG Systems International Incorporated	5,965	282,443
EVO Payments Incorporated Class A †	6,758	149,622
ExlService Holdings Incorporated †	6,162	376,930
GreenSky Incorporated Class A †	10,008	40,232

22

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
IT Services (continued)
Hackett Group Incorporated	4,358	$60,097
I3 Verticals Incorporated Class A †	1,809	52,208
Information Services Group Incorporated †	7,664	13,182
International Money Express †	3,782	41,715
ManTech International Corporation Class A	4,803	373,385
Moneygram International Incorporated †	6,740	16,446
NIC Incorporated	11,698	281,454
PaySign Incorporated †	3,800	27,436
Perficient Incorporated †	5,499	187,186
PRGX Global Incorporated †	3,649	14,377
ServiceSource International Incorporated †	14,549	23,424
StarTek Incorporated †	2,109	8,879
Switch Incorporated Class A	12,688	242,468
Sykes Enterprises Incorporated †	6,856	186,895
TTEC Holdings Incorporated	3,185	134,917
Unisys Corporation †	10,639	120,859
Verra Mobility Corporation †	20,792	226,841
Virtusa Corporation †	5,097	153,267
		3,334,020

Semiconductors & Semiconductor Equipment : 2.78%
Acm Research Incorporated Class A †	1,554	92,914
Adesto Technologies Corporation †	4,519	54,544
Advanced Energy Industries Incorporated †	6,112	408,465
Alpha & Omega Semiconductor †	3,114	32,759
Amkor Technology Incorporated †	10,659	112,772
Axcelis Technologies Incorporated †	4,790	128,612
AXT Incorporated †	5,370	28,407
Cirrus Logic Incorporated †	9,653	699,649
Cyberoptics Corporation †	1,279	41,171
Diodes Incorporated †	6,706	326,180
DSP Group Incorporated †	3,326	59,935
Enphase Energy Incorporated †	14,261	829,848
Everspin Technologies Incorporated †	2,230	13,135
FormFactor Incorporated †	12,209	307,301
GSI Technology Incorporated †	3,112	23,433
Ichor Holdings Limited †	3,824	86,996
Lattice Semiconductor Corporation †	22,054	548,483
NVE Corporation	761	46,063
Onto Innovation Incorporated †	8,729	271,297
PDF Solutions Incorporated †	4,667	79,619
Photronics Incorporated †	8,829	105,860
Pixelworks Incorporated †	6,606	23,716
Power Integrations Incorporated	4,814	521,597
Rambus Incorporated †	18,642	289,697
Smart Global Holdings Incorporated †	2,278	61,005
Synaptics Incorporated †	5,624	358,361
Ultra Clean Holdings Incorporated †	6,445	133,605
Xperi Corporation	8,848	121,660
		5,807,084

Software : 7.02%
A10 Networks Incorporated †	9,396	63,893
Agilysys Incorporated †	3,757	72,247
Alarm.com Holdings Incorporated †	6,611	312,634
Altair Engineering Incorporated Class A †	6,359	248,573
American Software Incorporated Class A	5,365	104,349
AppFolio Incorporated Class A †	2,969	470,616
Appian Corporation †	6,318	359,873
Asure Software Incorporated †	2,247	13,886
Avaya Holdings Corporation †	22,057	322,032
Cerence Incorporated †	6,471	193,548
ChannelAdvisor Corporation †	4,675	65,216
Cloudflare Incorporated Class A †	13,698	398,201
CommVault Systems Incorporated †	8,357	338,124

23

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

	Shares	Value
Software (continued)
Crowdstrike Holdings Incorporated Class A †	4,472	$392,686
Datadog Incorporated Class A †	5,397	384,644
Digimarc Corporation †	1,990	34,208
Digital Turbine Incorporated †	13,967	89,668
Domo Incorporated Class B †	3,304	83,657
Ebix Incorporated	4,504	100,935
Egain Corporation †	3,447	35,883
Envestnet Incorporated †	9,114	661,768
Five9 Incorporated †	10,709	1,115,878
GlobalSCAPE Incorporated	2,190	20,696
GTY Technology Holdings Incorporated †	6,057	22,714
Intelligent Systems Corporation †	531	17,008
LivePerson Incorporated †	8,979	336,264
MicroStrategy Incorporated Class A †	1,515	188,587
Mitek Systems Incorporated †	6,776	63,220
MobileIron Incorporated †	18,485	83,552
Model N Incorporated †	4,127	132,559
OneSpan Incorporated †	5,795	117,754
Park City Group Incorporated †	2,220	11,366
Paylocity Holding Corporation †	6,379	829,302
Pegasystems Incorporated	7,076	673,069
Ping Identity Holding Corporation †	2,845	80,542
Progress Software Corporation	8,207	331,563
PROS Holdings Incorporated †	7,212	280,907
Q2 Holdings Incorporated †	8,492	701,609
Qad Incorporated Class A	2,309	105,452
Qualys Incorporated †	6,193	714,177
Rosetta Stone Incorporated †	3,526	65,513
Seachange International Incorporated †	4,443	8,397
Secureworks Corporation Class A †	1,031	13,877
SharpSpring Incorporated †	2,111	20,899
Shotspotter Incorporated †	1,244	28,923
Smith Micro Software Incorporated †	5,188	22,049
SPS Commerce Incorporated †	6,346	432,543
SVMK Incorporated †	17,663	355,909
Synchronoss Technologies Incorporated †	8,021	21,857
TeleNav Incorporated †	7,110	35,195
Tivo Corporation	20,395	124,206
Upland Software Incorporated †	4,144	143,175
Varonis Systems Incorporated †	5,587	471,487
Workiva Incorporated †	5,934	264,300
Yext Incorporated †	19,424	306,705
Zix Corporation †	11,094	74,552
Zoom Video Communications Incorporated †	9,430	1,692,496
		14,654,943

Technology Hardware, Storage & Peripherals : 0.06%
Astronova Incorporated	1,192	7,665
Avid Technology Incorporated †	6,329	44,683
Diebold Nixdorf Incorporated †	10,640	50,966
Intevac Incorporated †	3,553	18,511
Transact Technologies Incorporated	1,282	5,256
		127,081

Materials : 4.11%
Chemicals : 2.16%
Advanced Emissions Solutions	2,662	13,416
Advansix Incorporated †	4,978	58,940
Agrofresh Solutions Incorporated †	4,927	13,106
American Vanguard Corporation	4,521	60,129
Balchem Corporation	5,549	558,507
Cabot Corporation	9,130	326,124
Chase Corporation	1,144	114,000
Flotek Industries Incorporated †	9,658	9,465
Futurefuel Corporation	4,521	59,135

24

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Chemicals (continued)
GCP Applied Technologies Incorporated †	10,675	$214,995
Hawkins Incorporated	1,615	69,284
HB Fuller Company	8,942	336,398
Innospec Incorporated	4,276	329,637
Intrepid Potash Incorporated Intrepid Potash Inc†	17,830	21,931
Kooper Holdings Incorporated †	3,429	56,819
Kraton Performance Polymers Incorporated †	5,207	79,407
Kronos Worldwide Incorporated	4,030	39,333
Minerals Technologies Incorporated	6,011	296,402
Northern Technologies International	1,111	8,210
PolyOne Corporation	13,586	336,661
PQ Group Holdings Incorporated †	6,752	84,738
Rayonier Advanced Materials	9,925	21,537
Sensient Technologies Corporation	7,527	377,253
Stepan Company	3,579	347,736
The Chemours Company	24,923	326,741
Trecora Resources †	3,434	21,943
Tredegar Corporation	5,062	77,499
Trinseo SA	7,019	144,451
Tronox Holdings plc Class A	15,868	105,364
		4,509,161

Construction Materials : 0.06%
Forterra Incorporated †	3,638	32,087
United States Lime & Mineral	455	33,743
US Concrete Incorporated †	2,955	61,641
		127,471

Containers & Packaging : 0.47%
Ardagh Group SA	3,162	38,070
Greif Incorporated Class A	4,382	148,900
Myers Industries Incorporated	4,679	63,681
O-I Glass Incorporated	24,933	190,987
Ranpak Holdings Corporation †	2,535	18,987
Silgan Holdings Incorporated	14,046	469,698
UFP Technologies Incorporated †	1,150	51,992
		982,315

Metals & Mining : 0.96%
Coeur D’alene Mines Corporation †	36,118	207,679
Commercial Metals Company	19,508	334,757
Compass Minerals International Incorporated	5,761	277,565
Gold Resource Corporation	9,679	37,748
Haynes International Incorporated	2,035	46,459
Kaiser Aluminum Corporation	2,670	191,573
Materion Corporation	3,544	186,060
Olympic Steel Incorporated	1,566	17,273
Ryerson Holding Corporation †	2,357	11,761
Schnitzer Steel Industries Incorporated Class A	4,240	66,568
Suncoke Energy Incorporated	15,051	51,324
Synalloy Corporation †	1,514	14,141
United States Steel Corporation	28,018	225,265
Universal Stainless & Alloy †	1,347	10,560
Warrior Met Coal Incorporated	9,232	129,987
Worthington Industries Incorporated	6,123	183,200
		1,991,920

Paper & Forest Products : 0.46%
Boise Cascade Company	7,018	238,823
Domtar Corporation	10,697	218,219
Neenah Incorporated	2,970	150,163
PH Glatfelter Company	7,428	114,465
Schweitzer-Mauduit International Incorporated	5,489	166,811

25

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

	Shares	Value
Paper & Forest Products (continued)
Verso Corporation Class A †	5,509	$79,219
		967,700

Real Estate : 7.77%
Equity REITs : 6.98%
Acadia Realty Trust	16,796	197,017
Agree Realty Corporation	8,186	513,835
Alexander & Baldwin Incorporated	13,054	148,946
Alexander’s Incorporated	394	102,377
American Assets Trust Incorporated	8,497	222,366
American Finance Trust Incorporated	20,023	146,568
Armada Hoffler Properties Incorporated	9,620	82,924
Ashford Hospitality Trust Incorporated	18,207	12,563
Bluerock Residential Growth REIT Incorporated	4,261	27,398
Braemar Hotels & Resorts Incorporated REIT	6,436	21,882
Brandywine Realty Trust	33,613	324,365
Brookfield Property REIT Class A	13,049	135,579
BRT Apartments Corporation REIT	1,693	19,097
CareTrust REIT Incorporated	16,944	315,667
CBL & Associates Properties Incorporated †	44,886	13,484
Cedar Shopping Centers Incorporated	16,657	12,401
Chatham Lodging Trust	8,834	59,630
CIM Commercial Trust Corporation REIT	2,020	19,998
Clipper Realty Incorporated	2,211	16,317
Colony Capital Incorporated	96,431	193,826
Columbia Property Trust Incorporated	21,427	272,766
Community Healthcare Trust Incorporated	3,384	123,245
CoreCivic Incorporated	20,858	250,922
CorEnergy Infrastructure Trust Incorporated	2,358	23,580
CorePoint Lodging Incorporated	7,211	28,556
DiamondRock Hospitality	37,496	224,601
Diversified Healthcare Trust	44,727	160,123
Easterly Government Properties Incorporated	13,287	333,105
Empire State Realty Trust Incorporated Class A	33,952	225,102
Essential Properties Realty	14,552	198,489
Farmland Partners REIT Incorporated	4,682	32,306
Four Corners Property Trust Incorporated	13,330	288,195
Franklin Street Properties Corporation	19,108	102,037
Front Yard Residential Corporation REIT	8,209	61,568
Getty Realty Corporation	6,197	164,964
Gladstone Commercial Corporation	5,675	101,696
Gladstone Land REIT Corporation	3,305	47,923
Global Medical REIT Incorporated	6,255	67,054
Global Net Lease Incorporated	15,742	220,860
Hannon Armstrong Sustainable Infrastructure Capital Incorporated	11,176	324,216
Hersha Hospitality Trust	7,151	36,041
Independence Realty Trust Incorporated	17,339	171,483
Industrial Logistics Properties Trust	12,238	229,463
Innovative Industrial Properties Incorporated	2,135	174,472
Investors Real Estate Trust REIT	2,185	154,917
iStar Financial Incorporated	10,278	112,339
Jernigan Capital Incorporated	3,611	43,585
Kite Realty Group Trust	16,901	163,940
Lexington Corporate Properties Trust	46,170	448,772
LTC Properties Incorporated	7,292	268,419
Mack-Cali Realty Corporation	15,328	233,139
MGM Growth Properties LLC Class A	17,593	487,854
Monmouth Real Estate Investment Corporation	16,576	215,156
National Storage Affiliates Trust	10,702	321,167
New Senior Investment Group Incorporated	16,412	47,595
New York REIT Liquidating LLC (a)‡	4,209	63,909
NexPoint Residential Trust Incorporated	2,677	85,610
Office Properties Income Trust	8,556	216,381
One Liberty Properties Incorporated	2,632	41,717
Paramount Group Incorporated	38,533	297,089
Piedmont Office Realty Trust Incorporated Class A	23,264	388,044
Plymouth Industrial Incorporated	2,376	35,165

26

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Equity REITs (continued)
PotlatchDeltic Corporation	11,940	$405,841
Preferred Apartment Communities Incorporated Class A	8,355	58,401
QTS Realty Trust Incorporated Class A	9,685	664,391
Retail Opportunity Investment Corporation	22,179	208,261
Retail Properties of America Incorporated Class A	43,758	237,168
Retail Value Incorporated	2,881	33,391
RPT Realty	15,497	89,418
Safehold Incorporated REIT	2,114	115,826
Saul Centers Incorporated	2,453	74,522
Seritage Growth Property Class A †	6,872	54,083
SITE Centers Corporation	31,909	180,924
Sotherly Hotels Incorporated REIT	2,192	6,444
Spirit MTA REIT (a)	6,981	0
Summit Hotel Properties Incorporated	20,053	125,331
Tanger Factory Outlet Centers Incorporated	18,113	111,395
Taubman Centers Incorporated	11,279	466,274
The Geo Group Incorporated	20,671	247,639
UMH Properties Incorporated	6,292	78,524
Uniti Group Incorporated	27,586	227,585
Universal Health Realty Income Trust	2,427	226,658
Urban Edge Properties	22,877	223,051
Urstadt Biddle Properties Incorporated	5,609	71,571
Washington Prime Group Incorporated	39,703	25,434
Washington REIT	15,116	331,494
Whitestone REIT	7,118	43,776
Xenia Hotels & Resorts Incorporated	21,117	190,053
		14,571,260

Real Estate Management & Development : 0.79%
Altisource Portfolio Solutions SA †	810	11,526
CTO Realty Growth Incorporated	805	33,633
Cushman & Wakefield plc †	14,768	151,372
eXp World Holdings Incorporated †	3,556	38,014
Forestar Group Incorporated †	3,025	45,889
FRP Holdings Incorporated †	1,038	41,053
Kennedy Wilson Holdings Incorporated	22,393	313,950
Marcus & Millichap Incorporated †	4,134	113,974
Newmark Group Incorporated Class A	25,619	108,881
RE/MAX Holdings Incorporated Class A	3,163	88,532
Realogy Holdings Corporation	20,385	123,533
Redfin Corporation †	12,335	369,927
Stratus Properties Incorporated †	1,120	18,995
The RMR Group Incorporated Class A	2,829	76,270
The St. Joe Company †	6,147	118,330
		1,653,879

Utilities : 2.97%
Electric Utilities : 0.81%
Avangrid Incorporated	10,142	451,116
El Paso Electric Company	7,184	488,296
Genie Energy Limited Class B	2,677	23,049
MGE Energy Incorporated	6,218	422,140
Otter Tail Corporation	6,964	298,825
Spark Energy Incorporated Class A	2,236	18,380
		1,701,806

Gas Utilities : 0.56%
Chesapeake Utilities Corporation	2,708	244,641
Northwest Natural Holding Company	5,452	349,528
RGC Resources Incorporated	1,415	37,356
South Jersey Industries Incorporated	16,740	474,746

27

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

			Shares	Value
Gas Utilities (continued)
Star Group LP			7,214	$56,991
				1,163,262

Independent Power & Renewable Electricity Producers : 0.77%
Clearway Energy Incorporated Class C			13,184	288,861
Nextera Energy Partners LP			9,865	504,200
Ormat Technologies Incorporated			7,253	528,091
Terraform Power Incorporated Class A			15,810	290,588
				1,611,740

Multi-Utilities : 0.28%
Avista Corporation			11,908	466,436
Unitil Corporation			2,573	123,941
				590,377

Water Utilities : 0.55%
Artesian Resources Corporation Class A			1,392	48,873
California Water Service Group			8,823	414,681
Global Water Resources Incorporated			1,700	18,275
Middlesex Water Company			2,860	194,080
Pure Cycle Corporation †			3,324	33,772
SJW Corporation			5,150	323,626
York Water Company			2,360	104,784
				1,138,091

Total Common Stocks (Cost $209,982,227)				202,853,472

		Expiration date
Rights : 0.00%
Financials : 0.00%
Thrifts & Mortgage Finance : 0.00%
NewStar Financial Incorporated †(a)		12-26-2027	9,129	0

Health Care : 0.00%
Pharmaceuticals : 0.00%
Elanco Animal Health Incorporated †(a)		12-31-2021	8,956	0

Total Rights (Cost $2,429)				0

Warrants : 0.00%
Energy : 0.00%
Energy Equipment & Services : 0.00%
Parker Drilling Company †(a)		9-26-2024	373	0

Oil, Gas & Consumable Fuels : 0.00%
Battalion Oil Corporation †(a)		10-08-2022	375	0
Battalion Oil Corporation †(a)		10-08-2022	300	0
Battalion Oil Corporation †(a)		10-08-2022	482	0
Total Warrants (Cost $0)				0

	Yield
Short-Term Investments : 1.44%
Investment Companies : 1.44%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.12%		2,999,852	$2,999,852

28

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

		Value
Total Short-Term Investments (Cost $2,999,852)		2,999,852

Total investments in securities (Cost $212,984,508)	98.57%	205,853,324
Other assets and liabilities, net	1.43	2,982,872

Total net assets	100.00%	$208,836,196

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

29

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Russell 2000 Index	86	6-19-2020	$6,029,848	$5,989,040	$0	$(40,808)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	6,867,519	57,249,276	(61,116,943)	2,999,852	$2,999,852	1.44%

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$6,476,039	$0	$39,458	$6,515,497
Consumer discretionary	24,543,841	0	0	24,543,841
Consumer staples	10,489,234	0	0	10,489,234
Energy	3,941,442	0	0	3,941,442
Financials	36,482,860	0	0	36,482,860
Health care	29,848,241	0	0	29,848,241
Industrials	28,604,927	0	0	28,604,927
Information technology	31,418,448	0	0	31,418,448
Materials	8,578,567	0	0	8,578,567
Real estate	16,161,230	0	63,909	16,225,139
Utilities	6,205,276	0	0	6,205,276
Rights
Financials	0	0	0	0
Health care	0	0	0	0
Warrants
Energy	0	0	0	0
Short-term investments
Investment companies	2,999,852	0	0	2,999,852

Total assets	$205,749,957	$0	$103,367	$205,853,324

Liabilities
Futures contracts	$40,808	$0	$0	$40,808

Total Liabilities	$40,808	$0	$0	$40,808

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of May 31, 2020, the Portfolio had segregated $2,933,074 as cash collateral for these open futures contracts.

For the three months ended May 31, 2020, the Portfolio had no material transfers into/out of Level 3.

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 80.21%
Communication Services : 12.91%
Diversified Telecommunication Services : 2.02%
CenturyLink Incorporated	5.80%	3-15-2022	$240,000	$250,198
CenturyLink Incorporated	6.75	12-1-2023	800,000	868,504
Hughes Satellite Systems Company	7.63	6-15-2021	300,000	313,560
Level 3 Financing Incorporated	5.25	3-15-2026	900,000	931,500
Level 3 Financing Incorporated	5.38	1-15-2024	200,000	202,500
Zayo Group LLC 144A	4.00	3-1-2027	900,000	886,500
				3,452,762

Entertainment : 1.12%
AMC Entertainment Holdings Incorporated	5.88	11-15-2026	300,000	75,000
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	800,000	764,000
Netflix Incorporated	4.88	4-15-2028	220,000	234,850
Netflix Incorporated	5.50	2-15-2022	800,000	838,760
				1,912,610

Interactive Media & Services : 0.31%
Match Group Incorporated 144A	5.00	12-15-2027	500,000	523,230

Media : 7.72%
AMC Networks Incorporated	4.75	8-1-2025	300,000	302,250
CCO Holdings LLC 144A	4.00	3-1-2023	800,000	806,016
CCO Holdings LLC 144A	5.88	5-1-2027	300,000	314,250
CSC Holdings LLC 144A	5.50	4-15-2027	200,000	211,500
CSC Holdings LLC 144A	5.75	1-15-2030	900,000	949,500
Diamond Sports Group LLC 144A	5.38	8-15-2026	1,080,000	858,600
DISH DBS Corporation	5.00	3-15-2023	1,000,000	995,960
DISH DBS Corporation	5.88	7-15-2022	200,000	205,544
DISH DBS Corporation	5.88	11-15-2024	200,000	197,458
Gray Television Incorporated 144A	5.88	7-15-2026	200,000	206,500
Gray Television Incorporated 144A	7.00	5-15-2027	800,000	845,000
Grubhub Holdings Incorporated 144A	5.50	7-1-2027	400,000	389,000
iHeartCommunications Incorporated	6.38	5-1-2026	340,000	355,337
iHeartCommunications Incorporated	8.38	5-1-2027	1,000,000	935,000
Lamar Media Corporation	5.00	5-1-2023	200,000	200,750
Meredith Corporation	6.88	2-1-2026	200,000	185,250
Neptune Finco Corporation 144A	10.88	10-15-2025	200,000	216,540
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	600,000	615,000
Outfront Media Capital Corporation 144A	4.63	3-15-2030	200,000	184,000
Outfront Media Capital Corporation	5.63	2-15-2024	600,000	603,000
QVC Incorporated	4.75	2-15-2027	800,000	762,000
Sinclair Television Group Incorporated 144A	5.50	3-1-2030	200,000	183,000
Sirius XM Radio Incorporated 144A	4.63	7-15-2024	700,000	716,730
Sirius XM Radio Incorporated 144A	5.00	8-1-2027	300,000	313,500
Tegna Incorporated 144A	4.63	3-15-2028	900,000	855,000
Univision Communications Incorporated 144A	5.13	5-15-2023	800,000	777,500
				13,184,185

Wireless Telecommunication Services : 1.74%
Connect U.S. Finco LLC 144A	6.75	10-1-2026	800,000	776,000
Sprint Capital Corporation	6.88	11-15-2028	200,000	247,000
Sprint Corporation	7.88	9-15-2023	900,000	1,021,500
T-Mobile USA Incorporated	4.50	2-1-2026	900,000	925,083
				2,969,583

1

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Consumer Discretionary : 16.92%
Auto Components : 2.35%
Adient US LLC 144A	9.00%	4-15-2025	$500,000	$533,120
Allison Transmission Incorporated 144A	5.00	10-1-2024	600,000	604,500
Allison Transmission Incorporated 144A	5.88	6-1-2029	200,000	202,000
American Axle & Manufacturing Incorporated	6.25	3-15-2026	910,000	845,781
Goodyear Tire & Rubber Company	5.13	11-15-2023	900,000	875,250
Panther BF Aggregator 2 LP 144A	6.25	5-15-2026	940,000	956,450
				4,017,101

Automobiles : 0.94%
Ford Motor Company	4.75	1-15-2043	330,000	252,450
Ford Motor Company	8.50	4-21-2023	800,000	829,760
Ford Motor Company	9.00	4-22-2025	300,000	315,375
Tesla Incorporated 144A	5.30	8-15-2025	200,000	200,000
				1,597,585

Commercial Services & Supplies : 1.06%
Aramark Services Incorporated	4.75	6-1-2026	300,000	295,500
Aramark Services Incorporated 144A	5.00	2-1-2028	1,000,000	985,000
Verscend Technologies Incorporated 144A	9.75	8-15-2026	500,000	537,500
				1,818,000

Diversified Consumer Services : 1.23%
APX Group Incorporated	7.88	12-1-2022	400,000	400,000
Avis Budget Group Incorporated 144A	6.38	4-1-2024	600,000	496,500
Prime Security Services Borrower LLC 144A	5.25	4-15-2024	960,000	1,000,800
Service Corporation International	4.63	12-15-2027	200,000	210,460
				2,107,760

Hotels, Restaurants & Leisure : 5.82%
Boyd Gaming Company 144A	4.75	12-1-2027	800,000	736,768
Boyd Gaming Company	6.00	8-15-2026	200,000	194,502
Caesars Resort Collection LLC 144A	5.25	10-15-2025	200,000	177,875
Cedar Fair LP 144A	5.25	7-15-2029	200,000	189,074
Cedar Fair LP	5.38	4-15-2027	900,000	858,771
Eldorado Resorts Incorporated	6.00	4-1-2025	200,000	204,208
Golden Nugget Incorporated 144A	6.75	10-15-2024	300,000	242,250
Hilton Domestic Operating Company	4.88	1-15-2030	600,000	597,000
International Game Technology plc 144A	6.25	1-15-2027	1,000,000	1,015,370
KFC Holding Company 144A	5.00	6-1-2024	300,000	307,077
MGM Resorts International	4.63	9-1-2026	154,000	147,070
MGM Resorts International	6.75	5-1-2025	700,000	710,500
Royal Caribbean Cruises LTD	5.25	11-15-2022	700,000	581,103
Scientific Games International Incorporated 144A	7.25	11-15-2029	200,000	176,000
Scientific Games International Incorporated 144A	8.25	3-15-2026	700,000	642,474
Six Flags Entertainment Company 144A	4.88	7-31-2024	200,000	188,000
Wyndham Worldwide Corporation	4.25	3-1-2022	200,000	197,654
Wynn Las Vegas LLC 144A	5.25	5-15-2027	1,200,000	1,113,000
Wynn Las Vegas LLC 144A	5.50	3-1-2025	200,000	193,875
Wynn Resorts Finance LLC 144A	5.13	10-1-2029	600,000	576,186
Yum! Brands Incorporated 144A	7.75	4-1-2025	800,000	884,000
				9,932,757

Household Durables : 1.75%
Lennar Corporation	4.13	1-15-2022	800,000	812,000
Lennar Corporation	4.50	4-30-2024	300,000	315,840
Newell Brands Incorporated	4.35	4-1-2023	290,000	297,975

2

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Household Durables (continued)
Newell Brands Incorporated	6.00%	4-1-2046	$700,000	$718,375
PulteGroup Incorporated	5.50	3-1-2026	200,000	221,000
Toll Brothers Finance Corporation	5.88	2-15-2022	600,000	624,750
				2,989,940

Household Products : 0.47%
Avon International Operations Incorporated 144A	7.88	8-15-2022	800,000	797,016

Leisure Products : 0.76%
Mattel Incorporated 144A	5.88	12-15-2027	700,000	712,250
Mattel Incorporated 144A	6.75	12-31-2025	200,000	208,500
Sabre Global Corporation 144A	5.25	11-15-2023	400,000	376,000
				1,296,750

Multiline Retail : 0.42%
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	800,000	710,000

Specialty Retail : 1.92%
ABC Supply Company Incorporated 144A	4.00	1-15-2028	200,000	201,000
L Brands Incorporated	5.63	2-15-2022	200,000	195,000
L Brands Incorporated	6.75	7-1-2036	200,000	166,700
L Brands Incorporated	6.88	11-1-2035	1,100,000	913,000
PetSmart Incorporated 144A	7.13	3-15-2023	200,000	194,000
PetSmart Incorporated 144A	8.88	6-1-2025	700,000	694,750
Staples Incorporated 144A	7.50	4-15-2026	210,000	183,446
The Gap Incorporated 144A	8.63	5-15-2025	700,000	731,045
				3,278,941

Textiles, Apparel & Luxury Goods : 0.20%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	203,500
Wolverine World Wide Incorporated 144A	8.50	11-15-2024	200,000	133,000
				336,500

Consumer Staples : 5.17%
Food & Staples Retailing : 0.91%
Albertsons Companies LLC 144A	4.63	1-15-2027	940,000	954,091
Albertsons Companies LLC 144A	7.50	3-15-2026	200,000	223,250
Performance Food Group Company 144A	5.50	10-15-2027	200,000	196,026
Rite Aid Corporation 144A	6.13	4-1-2023	200,000	186,000
				1,559,367

Food Products : 3.42%
Albertsons Company LLC	6.63	6-15-2024	500,000	517,000
B&G Foods Incorporated	5.25	9-15-2027	200,000	205,394
JBS USA Finance Incorporated 144A	5.75	6-15-2025	300,000	307,500
JBS USA Finance Incorporated 144A	6.75	2-15-2028	800,000	865,856
Kraft Foods Group Incorporated	5.00	6-4-2042	200,000	205,203
Kraft Heinz Foods Company	3.50	7-15-2022	800,000	832,835
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	200,000	207,000
Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	800,000	832,000
Post Holdings Incorporated 144A	5.50	12-15-2029	230,000	240,350
Post Holdings Incorporated 144A	5.75	3-1-2027	1,100,000	1,146,750
US Foods Incorporated 144A	5.88	6-15-2024	500,000	483,750
				5,843,638

3

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Household Products : 0.48%
Energizer Holdings Incorporated 144A	5.50%	6-15-2025	$800,000	$818,832

Tobacco : 0.36%
Vector Group Incorporated 144A	10.50	11-1-2026	600,000	606,000

Energy : 11.64%
Energy Equipment & Services : 0.22%
Hilcorp Energy Company 144A	5.75	10-1-2025	200,000	180,000
USA Compression Partners LP	6.88	4-1-2026	200,000	192,500
				372,500

Oil, Gas & Consumable Fuels : 11.42%
Antero Midstream Company	5.38	9-15-2024	700,000	584,500
Antero Midstream Partners LP 144A	5.75	1-15-2028	200,000	156,360
Antero Resources Corporation	5.00	3-1-2025	900,000	513,000
Buckeye Partners LP	5.85	11-15-2043	200,000	166,750
Cheniere Energy Partners LP 144A	4.50	10-1-2029	800,000	782,000
Cheniere Energy Partners LP	5.25	10-1-2025	200,000	202,000
CONSOL Energy Incorporated	5.88	4-15-2022	700,000	694,876
Continental Resources Incorporated	3.80	6-1-2024	250,000	217,500
Continental Resources Incorporated	4.50	4-15-2023	700,000	647,710
Crestwood Midstream Partners LP	6.25	4-1-2023	700,000	666,750
CrownRock LP 144A	5.63	10-15-2025	200,000	190,754
DCP Midstream Operating LP	3.88	3-15-2023	200,000	189,000
DCP Midstream Operating LP (3 Month LIBOR +3.85%) 144A±	5.85	5-21-2043	800,000	502,000
Denbury Resources Incorporated 144A	9.00	5-15-2021	200,000	86,000
EnLink Midstream Partners LP	4.15	6-1-2025	700,000	563,500
EnLink Midstream Partners LP	5.45	6-1-2047	350,000	215,320
EQM Midstream Partners LP	4.75	7-15-2023	1,000,000	989,590
EQT Corporation	6.13	2-1-2025	1,000,000	1,022,070
EQT Corporation	7.00	2-1-2030	250,000	265,000
Extraction Oil & Gas Incorporated 144A	5.63	2-1-2026	200,000	12,000
Genesis Energy Company	6.25	5-15-2026	210,000	187,043
Genesis Energy Company	6.50	10-1-2025	700,000	633,500
Gulfport Energy Corporation	6.38	1-15-2026	900,000	450,000
Moss Creek Resources Holdings Incorporated 144A	10.50	5-15-2027	1,000,000	572,500
Murphy Oil Corporation	6.88	8-15-2024	200,000	193,500
Nabors Industries Incorporated	5.75	2-1-2025	200,000	62,000
NuStar Logistics LP	6.00	6-1-2026	600,000	576,000
Oasis Petroleum Incorporated	6.88	3-15-2022	190,000	36,024
Occidental Petroleum Corporation	4.20	3-15-2048	520,000	297,700
Occidental Petroleum Corporation	2.70	2-15-2023	800,000	686,240
Occidental Petroleum Corporation	4.30	8-15-2039	1,000,000	592,500
Parsley Energy LLC 144A	5.63	10-15-2027	500,000	490,000
Peabody Energy Corporation 144A	6.38	3-31-2025	200,000	108,000
Range Resources Corporation	4.88	5-15-2025	200,000	167,250
SM Energy Company	6.75	9-15-2026	200,000	101,791
SM Energy Company	5.00	1-15-2024	900,000	483,750
Southwestern Energy Company	7.50	4-1-2026	700,000	644,000
Southwestern Energy Company	7.75	10-1-2027	200,000	186,500
Sunoco LP	4.88	1-15-2023	210,000	213,085
Sunoco LP	6.00	4-15-2027	700,000	718,536
Tallgrass Energy Partners LP 144A	5.50	1-15-2028	200,000	178,838
Targa Resources Partners LP	4.25	11-15-2023	200,000	195,538
Targa Resources Partners LP	5.13	2-1-2025	200,000	199,190
Targa Resources Partners LP	6.50	7-15-2027	800,000	842,240
Transocean Incorporated	6.80	3-15-2038	300,000	88,785
Western Gas Partners LP	4.65	7-1-2026	900,000	839,448
Western Midstream Operating LP	4.05	2-1-2030	220,000	197,384

4

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
WPX Energy Incorporated	5.25%	9-15-2024	$900,000	$893,250
				19,501,272

Financials : 5.07%
Banks : 0.60%
CIT Group Incorporated	5.00	8-1-2023	200,000	200,458
Citigroup Incorporated	6.13	3-9-2028	800,000	828,000
				1,028,458

Capital Markets : 0.94%
Banff Merger Subordinate Incorporated 144A	9.75	9-1-2026	800,000	802,952
MSCI Incorporated 144A	5.38	5-15-2027	500,000	537,500
MSCI Incorporated 144A	4.75	8-1-2026	260,000	271,050
				1,611,502

Consumer Finance : 1.70%
Curo Group Holdings Corporation 144A	8.25	9-1-2025	400,000	317,500
Navient Corporation	5.00	3-15-2027	1,000,000	855,000
Navient Corporation	5.88	10-25-2024	200,000	183,754
Navient Corporation	6.75	6-25-2025	200,000	188,000
Quicken Loans Incorporated 144A	5.25	1-15-2028	200,000	201,838
Springleaf Finance Corporation	5.63	3-15-2023	800,000	784,000
Springleaf Finance Corporation	7.13	3-15-2026	370,000	364,450
				2,894,542

Diversified Financial Services : 0.49%
Hilton Domestic Operating Company	4.25	9-1-2024	200,000	200,000
Refinitiv U.S Holdings Company 144A	6.25	5-15-2026	600,000	640,500
				840,500

Insurance : 0.34%
Acrisure LLC 144A	7.00	11-15-2025	200,000	189,754
Genworth Holdings Incorporated	7.63	9-24-2021	200,000	184,798
HUB International Limited 144A	7.00	5-1-2026	200,000	205,414
				579,966

Mortgage REITs : 0.12%
Starwood Property Trust Incorporated	5.00	12-15-2021	200,000	196,000

Real Estate Management & Development : 0.10%
Realogy Group LLC 144A	9.38	4-1-2027	200,000	174,040

Thrifts & Mortgage Finance : 0.78%
Nationstar Mortgage Holdings Incorporated 144A	8.13	7-15-2023	500,000	510,000
Nationstar Mortgage Holdings Incorporated 144A	9.13	7-15-2026	200,000	205,000
Quicken Loans Incorporated 144A	5.75	5-1-2025	600,000	612,000
				1,327,000

Health Care : 6.53%
Health Care Equipment & Supplies : 0.12%
Hologic Incorporated 144A	4.38	10-15-2025	200,000	204,458

5

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services : 5.82%
Centene Corporation	4.75%	1-15-2025	$800,000	$826,000
Centene Corporation 144A	5.25	4-1-2025	200,000	205,874
Community Health Systems Incorporated	6.25	3-31-2023	1,400,000	1,358,000
Community Health Systems Incorporated 144A	6.63	2-15-2025	400,000	386,000
Davita Incorporated	5.13	7-15-2024	300,000	306,117
Encompass Health Corporation	5.75	11-1-2024	116,000	116,693
Envision Healthcare Corporation 144A	8.75	10-15-2026	200,000	88,000
HCA Incorporated	5.88	5-1-2023	220,000	239,188
HCA Incorporated	5.88	2-15-2026	700,000	783,601
Jaguar Holding Company II 144A	6.38	8-1-2023	200,000	206,370
Lifepoint Health Incorporated 144A	6.75	4-15-2025	700,000	738,500
MEDNAX Incorporated 144A	6.25	1-15-2027	900,000	841,500
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	900,000	850,500
MPT Operating Partnership LP	4.63	8-1-2029	1,000,000	990,000
MPT Operating Partnership LP	5.00	10-15-2027	200,000	206,750
RegionalCare Hospital Partners 144A	9.75	12-1-2026	200,000	216,500
Tenet Healthcare Corporation	5.13	5-1-2025	300,000	304,440
Tenet Healthcare Corporation 144A	6.25	2-1-2027	220,000	227,700
Tenet Healthcare Corporation	8.13	4-1-2022	1,000,000	1,045,000
				9,936,733

Health Care Technology : 0.12%
IQVIA Incorporated 144A	5.00	5-15-2027	200,000	208,500

Life Sciences Tools & Services : 0.19%
Avantor Incorporated 144A	6.00	10-1-2024	300,000	314,937

Pharmaceuticals : 0.28%
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	300,000	327,855
Endo Finance LLC 144A	6.00	7-15-2023	200,000	155,754
				483,609

Industrial & Commercial Machinery & Computer Equipment : 0.32%
Industrials : 6.73%
Aerospace & Defense : 1.86%
Signature Aviation US Holdings Incorporated 144A	4.00	3-1-2028	600,000	531,000
Spirit AeroSystems Holdings Incorporated	4.60	6-15-2028	1,000,000	795,000
TransDigm Group Incorporated	6.38	6-15-2026	200,000	186,000
TransDigm Group Incorporated	6.50	7-15-2024	200,000	196,000
TransDigm Group Incorporated	6.50	5-15-2025	900,000	870,750
Triumph Group Incorporated 144A	6.25	9-15-2024	700,000	600,250
				3,179,000

Air Freight & Logistics : 0.73%
XPO Logistics Incorporated 144A	6.13	9-1-2023	200,000	202,500
XPO Logistics Incorporated 144A	6.25	5-1-2025	1,000,000	1,043,600
				1,246,100

Airlines : 0.45%
Delta Air Lines Incorporated	2.90	10-28-2024	700,000	567,500
Delta Air Lines Incorporated	3.80	4-19-2023	220,000	195,386
				762,886

Building Products : 0.37%
Builders FirstSource Incorporated 144A	6.75	6-1-2027	600,000	631,500

6

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies : 0.66%
ADT Corporation	3.50%	7-15-2022	$700,000	$705,600
ADT Corporation	4.13	6-15-2023	200,000	200,500
APTIM Corporation 144A	7.75	6-15-2025	200,000	70,000
West Corporation Company 144A	8.50	10-15-2025	200,000	145,000
				1,121,100

Construction & Engineering : 1.13%
AECOM	5.88	10-15-2024	700,000	750,190
United Rentals North America Incorporated	5.50	5-15-2027	300,000	318,348
United Rentals North America Incorporated	6.50	12-15-2026	800,000	855,000
				1,923,538

Electrical Equipment : 0.43%
Allied Universal Security Services 144A	9.75	7-15-2027	700,000	743,750

Professional Services : 0.13%
The Dun & Bradstreet Corporation 144A	10.25	2-15-2027	200,000	222,500

Road & Rail : 0.65%
Uber Technologies Incorporated 144A	7.50	9-15-2027	500,000	507,500
Uber Technologies Incorporated 144A	8.00	11-1-2026	600,000	610,014
				1,117,514

Trading Companies & Distributors : 0.32%
Beacon Escrow Corporation 144A	4.88	11-1-2025	200,000	188,940
FXI Holdings Incorporated 144A	7.88	11-1-2024	200,000	164,754
Herc Holdings Incorporated 144A	5.50	7-15-2027	200,000	194,750
				548,444

Information Technology : 2.64%
Communications Equipment : 0.67%
CommScope Incorporated 144A	5.50	6-15-2024	260,000	255,611
CommScope Incorporated 144A	6.00	3-1-2026	200,000	210,312
CommScope Technologies Finance LLC 144A	5.00	3-15-2027	200,000	183,000
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	300,000	291,666
Viasat Incorporated 144A	5.63	4-15-2027	200,000	202,074
				1,142,663

Electronic Equipment, Instruments & Components : 0.13%
CDW LLC	5.50	12-1-2024	200,000	217,250

IT Services : 0.13%
VeriSign Incorporated	5.25	4-1-2025	200,000	219,708

Semiconductors & Semiconductor Equipment : 0.30%
Qorvo Incorporated 144A	4.38	10-15-2029	500,000	511,875

Software : 0.88%
CDK Global Incorporated 144A	5.25	5-15-2029	200,000	204,000
Open Text Corporation 144A	4.13	2-15-2030	900,000	888,750
Solera Finance Incorporated 144A	10.50	3-1-2024	200,000	203,250
SS&C Technologies Incorporated 144A	5.50	9-30-2027	200,000	210,062
				1,506,062

7

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Technology Hardware, Storage & Peripherals : 0.53%
NCR Corporation 144A	5.75%	9-1-2027	$200,000	$198,500
Western Digital Corporation	4.75	2-15-2026	200,000	210,500
Xerox Corporation	4.13	3-15-2023	500,000	493,750
				902,750

Materials : 5.88%
Chemicals : 1.94%
Calumet Specialty Products Partners LP	7.63	1-15-2022	500,000	460,710
CF Industries Incorporated	3.45	6-1-2023	900,000	905,625
CF Industries Incorporated	4.95	6-1-2043	200,000	211,214
Chemours Company	5.38	5-15-2027	700,000	629,083
Chemours Company	6.63	5-15-2023	200,000	200,500
Olin Corporation	5.00	2-1-2030	200,000	172,000
Olin Corporation	5.63	8-1-2029	600,000	542,292
Tronox Incorporated 144A	6.50	4-15-2026	200,000	189,238
				3,310,662

Construction Materials : 0.18%
Standard Industries Incorporated 144A	5.00	2-15-2027	300,000	308,871

Containers & Packaging : 2.05%
Ardagh Packaging Finance plc 144A	5.25	8-15-2027	200,000	197,000
Ball Corporation	5.25	7-1-2025	200,000	224,250
Berry Global Incorporated 144A	4.88	7-15-2026	900,000	940,788
Berry Global Incorporated 144A	5.63	7-15-2027	200,000	210,000
BWAY Holding Company 144A	5.50	4-15-2024	210,000	208,425
BWAY Holding Company 144A	7.25	4-15-2025	1,000,000	900,000
Crown Americas Capital Corporation IV	4.50	1-15-2023	200,000	206,500
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	200,000	201,754
Reynolds Group Issuer Incorporated 144A	5.13	7-15-2023	200,000	202,500
Sealed Air Corporation 144A	5.50	9-15-2025	200,000	217,000
				3,508,217

Metals & Mining : 1.71%
Cleveland-Cliffs Incorporated	5.75	3-1-2025	200,000	144,000
Cleveland-Cliffs Incorporated 144A	6.75	3-15-2026	900,000	819,000
Freeport-McMoRan Incorporated	5.00	9-1-2027	700,000	710,500
Freeport-McMoRan Incorporated	5.40	11-14-2034	200,000	198,000
Novelis Corporation 144A	4.75	1-30-2030	200,000	190,022
Novelis Corporation 144A	5.88	9-30-2026	700,000	716,933
United States Steel Corporation	6.88	8-15-2025	200,000	135,000
				2,913,455

Real Estate : 4.04%
Equity REITs : 3.48%
ESH Hospitality Incorporated 144A	5.25	5-1-2025	700,000	680,750
Iron Mountain Incorporated 144A	4.88	9-15-2029	600,000	601,500
Iron Mountain Incorporated 144A	5.25	3-15-2028	260,000	263,900
iStar Incorporated	4.25	8-1-2025	200,000	175,250
iStar Incorporated	5.25	9-15-2022	700,000	675,829
MGM Growth Properties Operating Partnership LP	4.50	9-1-2026	300,000	294,750
SBA Communications Corporation	4.88	9-1-2024	1,000,000	1,026,550
Uniti Group Incorporated 144A	6.00	4-15-2023	200,000	195,500
Uniti Group Incorporated	8.25	10-15-2023	1,100,000	1,033,670
VICI Properties Incorporated 144A	4.25	12-1-2026	1,000,000	990,700
				5,938,399

8

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Real Estate Management & Development : 0.56%
Icahn Enterprises Company	6.25%	2-1-2022	$300,000	$301,500
Icahn Enterprises Company	5.25	5-15-2027	700,000	666,750
				968,250

Utilities : 2.36%
Electric Utilities : 0.66%
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	210,000	222,600
NRG Energy Incorporated 144A	5.25	6-15-2029	700,000	763,000
Talen Energy Supply LLC	6.50	6-1-2025	200,000	135,000
				1,120,600

Gas Utilities : 0.26%
AmeriGas Partners LP	5.63	5-20-2024	200,000	209,000
Ferrellgas LP	6.75	6-15-2023	300,000	240,750
				449,750

Independent Power & Renewable Electricity Producers : 1.44%
Calpine Corporation 144A	5.13	3-15-2028	230,000	233,450
Calpine Corporation 144A	5.25	6-1-2026	600,000	621,306
NRG Energy Incorporated	5.75	1-15-2028	200,000	217,574
TerraForm Power Operating LLC 144A	4.75	1-15-2030	220,000	228,250
The AES Corporation	5.50	4-15-2025	200,000	205,000
Vistra Operations Company LLC 144A	5.63	2-15-2027	900,000	956,439
				2,462,019

Total Corporate Bonds and Notes (Cost $139,697,912)				136,945,937

Yankee Corporate Bonds and Notes : 15.24%
Communication Services : 4.30%
Diversified Telecommunication Services : 0.86%
SFR Group SA 144A	7.38	5-1-2026	300,000	316,500
Telecom Italia Capital SpA 144A	5.30	5-30-2024	700,000	733,131
Telecom Italia Capital SpA	6.00	9-30-2034	200,000	215,500
Virgin Media Finance plc 144A	6.00	10-15-2024	200,000	205,500
				1,470,631

Media : 3.06%
Altice Finco SA 144A	5.00	1-15-2028	800,000	806,750
Altice Finco SA 144A	7.63	2-15-2025	200,000	203,500
Altice Finco SA 144A	10.50	5-15-2027	900,000	996,750
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	920,000	924,876
Quebecor Media Incorporated	5.75	1-15-2023	900,000	947,916
Videotron Limited 144A	5.13	4-15-2027	200,000	210,250
Ziggo BV 144A	4.88	1-15-2030	200,000	206,000
Ziggo BV 144A	5.13	2-28-2030	900,000	922,500
				5,218,542

Wireless Telecommunication Services : 0.38%
C&W Senior Financing Designated Activity 144A	6.88	9-15-2027	200,000	197,338
VEON Holdings BV 144A	4.00	4-9-2025	210,000	217,461

9

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services (continued)
Vodafone Group plc (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.87%) ±	7.00%	4-4-2079	$200,000	$231,595
				646,394

Consumer Discretionary : 1.00%
Auto Components : 0.10%
Adient Global Holdings Limited 144A	4.88	8-15-2026	200,000	167,875

Automobiles : 0.33%
Fiat Chrysler Automobiles NV	5.25	4-15-2023	200,000	204,500
IHO Verwaltungs GmbH (PIK at 7.13%) 144A¥	6.38	5-15-2029	240,000	225,600
Jaguar Land Rover Automotive plc 144A	4.50	10-1-2027	200,000	136,500
				566,600

Hotels, Restaurants & Leisure : 0.48%
International Game Technology plc 144A	6.50	2-15-2025	200,000	206,076
Melco Resorts & Entertainment Limited 144A	5.38	12-4-2029	200,000	196,164
MGM China Holdings Limited 144A	5.88	5-15-2026	220,000	218,900
Wynn Macau Limited 144A	5.13	12-15-2029	200,000	197,000
				818,140

Leisure Products : 0.09%
VOC Escrow Limited 144A	5.00	2-15-2028	200,000	164,074

Energy : 2.84%
Energy Equipment & Services : 0.48%
Alcoa Nederland Holding Company BV 144A	6.75	9-30-2024	800,000	812,000

Oil, Gas & Consumable Fuels : 2.36%
Cenovus Energy Incorporated	5.40	6-15-2047	900,000	708,411
Cenovus Energy Incorporated	4.25	4-15-2027	230,000	208,745
Husky Energy Incorporated (PIK at 13.00%) 144A¥	13.00	2-15-2025	500,000	454,850
MEG Energy Corporation 144A	7.00	3-31-2024	700,000	673,750
Seven Generations Energy Company 144A	6.88	6-30-2023	800,000	768,928
The Poseidon Group Incorporated 144A	6.88	2-1-2027	600,000	540,000
Weatherford International Limited 144A	11.00	12-1-2024	1,000,000	675,000
				4,029,684

Financials : 3.28%
Banks : 1.46%
Deutsche Bank AG (USD ICE Swap Rate 11:00am NY 5 Year +2.55%) ±	4.88	12-1-2032	1,130,000	1,036,402
Intesa Sanpaolo SpA 144A	5.02	6-26-2024	500,000	501,439
Intesa Sanpaolo SpA 144A	5.71	1-15-2026	260,000	267,397
UniCredit SpA (USD ICE Swap Rate 11:00am NY 5 Year +3.70%) 144A±	5.86	6-19-2032	700,000	697,991
				2,503,229

Diversified Financial Services : 1.72%
Global Aircraft Leasing Company Limited 144A	6.50	9-15-2024	1,000,000	544,080
Intelsat Jackson Holdings SA 144A	8.00	2-15-2024	200,000	201,750
New Red Finance Incorporated 144A	5.00	10-15-2025	1,300,000	1,313,897
New Red Finance Incorporated 144A	3.88	1-15-2028	200,000	197,046
Trivium Packaging Finance BV 144A	8.50	8-15-2027	200,000	211,000

10

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Tronox Finance plc 144A	5.75%	10-1-2025	$500,000	$467,500
				2,935,273

Real Estate Management & Development : 0.10%
Brookfield Property Partners LP 144A	4.88	2-15-2030	200,000	169,940

Health Care : 0.91%
Pharmaceuticals : 0.91%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	800,000	786,000
Bausch Health Companies Incorporated 144A	7.25	5-30-2029	720,000	776,160
				1,562,160

Industrials : 1.21%
Aerospace & Defense : 0.11%
Bombardier Incorporated 144A	6.00	10-15-2022	300,000	193,500

Commercial Services & Supplies : 0.31%
GFL Environmental Incorporated 144A	5.13	12-15-2026	500,000	520,000

Electrical Equipment : 0.49%
Sensata Technologies BV 144A	5.00	10-1-2025	200,000	207,500
Sensata Technologies BV 144A	5.63	11-1-2024	600,000	627,696
				835,196

Metals & Mining : 0.30%
FMG Resources Proprietary Limited 144A	5.13	5-15-2024	500,000	516,250

Information Technology : 0.43%
Communications Equipment : 0.31%
Nokia OYJ	4.38	6-12-2027	500,000	527,210

Software : 0.12%
Open Text Corporation 144A	5.88	6-1-2026	200,000	206,500

Materials : 1.27%
Chemicals : 0.12%
Ineos Group Limited 144A	5.63	8-1-2024	200,000	198,000

Containers & Packaging : 0.42%
Ardagh Packaging Finance plc 144A	6.00	2-15-2025	700,000	721,665

Metals & Mining : 0.73%
Constellium NV Company 144A	5.75	5-15-2024	950,000	954,057
FMG Resources Proprietary Limited 144A	5.13	3-15-2023	280,000	289,100
				1,243,157

Total Yankee Corporate Bonds and Notes (Cost $26,505,196)				26,026,020

	Yield		Shares
Short-Term Investments : 72.97%
Investment Companies : 72.97%
Wells Fargo Government Money Market Fund Select Class (u)	0.12		124,593,412	124,593,412

11

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

Total Short-Term Investments (Cost $124,593,412)		$124,593,412

Total investments in securities (Cost $290,796,520)	168.42%	287,565,369
Other assets and liabilities, net	(68.42)	(116,819,767)

Total net assets	100.00%	$170,745,602

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥

A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both. The rate shown is the rate in effect at period end.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

GO	General obligation
LIBOR	London Interbank Offered Rate
SBA	Small Business Authority

12

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,339,300	130,280,045	(7,025,933)	124,593,412	$124,593,412	72.97%

Wells Fargo High Yield Corporate Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$136,945,937	$0	$136,945,937
Yankee corporate bonds and notes	0	26,026,020	0	26,026,020
Short-term investments
Investment companies	124,593,412	0	0	124,593,412

Total assets	$124,593,412	$162,971,957	$0	$287,565,369

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended May 31, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo International Government Bond	Portfolio of investments — May 31, 2020 (unaudited)

		Interest rate	Maturity date	Principal		Value
Foreign Government Bonds : 98.91%
Australian Government Bond Series 145		2.75%	6-21-2035	AUD	350,000	$282,369
Australian Government Bond Series 150		3.00	3-21-2047	AUD	190,000	162,218
Belgium Government Bond 144A		0.90	6-22-2029	EUR	360,000	435,254
Canada Government		2.75	12-1-2048	CAD	300,000	304,937
Canada Government		5.00	6-1-2037	CAD	100,000	119,513
Certificati di Credito del Tesoro ¤		0.00	11-29-2021	EUR	300,000	331,083
Czech Republic		2.75	7-23-2029	CZK	2,070,000	100,280
Finland Government Bond 144A		0.01	4-15-2022	EUR	390,000	437,495
France Government Bond		0.01	11-25-2029	EUR	180,000	201,268
France Government Bond		5.50	4-25-2029	EUR	280,000	468,027
Ireland Government Bond Series 2022		0.80	3-15-2022	EUR	300,000	340,231
Italy Buoni Poliennali del Tesoro		2.05	8-1-2027	EUR	470,000	549,003
Japan Government 5 Year Bond Series 136		0.10	6-20-2023	JPY	49,000,000	458,118
Japan Government 10 Year Bond Series 333		0.60	3-20-2024	JPY	94,600,000	902,316
Japan Government 20 Year Bond Series 064		1.90	9-20-2023	JPY	115,600,000	1,145,088
Korea Treasury Bond Series 2812		2.38	12-10-2028	KRW	495,000,000	432,835
Malaysia Government Bond		4.23	6-30-2031	MYR	1,240,000	316,421
Mexico		8.00	11-7-2047	MXN	2,010,000	100,020
Mexico		8.50	11-18-2038	MXN	6,140,000	322,391
Netherlands Government Bond 144A		0.01	1-15-2022	EUR	390,000	436,921
New Zealand Government Bond Series 429		3.00	4-20-2029	NZD	150,000	111,538
Norway Government Bond Series 480 144A		2.00	4-26-2028	NOK	980,000	112,794
Poland		1.25	10-25-2030	PLN	1,375,000	345,614
Republic of Austria 144A		0.50	2-20-2029	EUR	390,000	458,613
Russia Government Bond		7.70	3-16-2039	RUB	11,790,000	204,060
Singapore Government Bond		2.88	7-1-2029	SGD	280,000	233,670
Spain Government Bond 144A		5.85	1-31-2022	EUR	350,000	428,714
Switzerland Bond		4.00	2-11-2023	CHF	100,000	117,187
Thailand Government Bond		3.30	6-17-2038	THB	5,550,000	220,698
United Kingdom Gilt		1.50	7-22-2047	GBP	270,000	408,769
United Kingdom Gilt		1.63	10-22-2054	GBP	160,000	263,069
United Kingdom Gilt		4.25	3-7-2036	GBP	100,000	195,020
Total Foreign Government Bonds (Cost $10,963,742)						10,945,534

Total investments in securities (Cost $10,963,742)	98.91%					10,945,534
Other assets and liabilities, net	1.09					121,083

Total net assets	100.00%					$11,066,617

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.

Abbreviations:

AUD	Australian dollar
CAD	Canadian dollar
CHF	Swiss franc
CZK	Czech koruna
EUR	Euro
GBP	Great British pound
JPY	Japanese yen
KRW	Republic of Korea won
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PLN	Polish zloty
RUB	Russian ruble
SGD	Singapore dollar
THB	Thai baht

1

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
1,300,000 DKK	195,324 USD	State Street Bank	6/8/2020	$0	$(1,716)
55,260 USD	1,225,000 MXN	State Street Bank	6/8/2020	67	0
105,109 USD	3,300,000 THB	State Street Bank	6/8/2020	1,371	0
227,083 USD	24,300,000 JPY	State Street Bank	6/8/2020	1,747	0
124,624 USD	480,000 PLN	State Street Bank	6/8/2020	4,958	0
111,833 USD	155,000 SGD	State Street Bank	6/8/2020	2,121	0
486,860 USD	380,000 GBP	State Street Bank	6/8/2020	17,554	0
108,614 USD	175,000 NZD	State Street Bank	6/8/2020	0	(15)
74,369 USD	1,460,000 MXN	State Street Bank	6/8/2020	8,589	0
110,588 USD	2,675,000 CZK	State Street Bank	6/8/2020	241	0
495,817 USD	685,000 CAD	State Street Bank	6/8/2020	0	(1,696)
307,000 EUR	344,196 USD	State Street Bank	6/8/2020	0	(3,371)
438,000 CAD	327,961 USD	State Street Bank	6/8/2020	0	(9,843)
1,070,000 SEK	113,738 USD	State Street Bank	6/8/2020	0	(175)
265,000 EUR	292,631 USD	State Street Bank	6/8/2020	1,566	0
107,000,000 JPY	993,512 USD	State Street Bank	6/8/2020	0	(1,292)
332,150 USD	500,000 AUD	State Street Bank	6/9/2020	0	(1,130)
225,000 AUD	148,756 USD	State Street Bank	6/9/2020	1,221	0
208,447 USD	875,000 MYR	State Street Bank	6/15/2020	7,313	0
200,239 USD	13,400,000 RUB	State Street Bank	6/15/2020	10,106	0
385,000,000 KRW	325,078 USD	State Street Bank	6/15/2020	0	(14,222)

				$56,854	$(33,460)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class*	51,894	479,750	(531,644)	0	$0	0%

*	No longer held at the end of the period

Wells Fargo International Government Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Portfolio is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Foreign government bonds	$0	$10,945,534	$0	$10,945,534
Forward foreign currency contracts	0	56,854	0	56,854

Total assets	$0	$11,002,388	$0	$11,002,388

Liabilities
Forward foreign currency contracts	$0	$33,460	$0	$33,460

Total liabilities	$0	$33,460	$0	$33,460

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

During the three months ended May 31, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 81.28%
Communication Services : 5.31%
Diversified Telecommunication Services : 1.66%
AT&T Incorporated	3.00%	2-15-2022	$200,000	$207,337
AT&T Incorporated	3.40	6-15-2022	70,000	73,227
AT&T Incorporated	4.00	1-15-2022	210,000	220,881
AT&T Incorporated	4.30	12-15-2042	350,000	386,563
AT&T Incorporated	4.50	5-15-2035	230,000	260,942
AT&T Incorporated	4.90	6-15-2042	36,000	41,146
T Mobile US Incorporated 144A	4.38	4-15-2040	900,000	992,304
Verizon Communications Incorporated	3.85	11-1-2042	260,000	304,703
Verizon Communications Incorporated	4.13	3-16-2027	200,000	233,037
Verizon Communications Incorporated	4.67	3-15-2055	655,000	900,823
				3,620,963

Entertainment : 1.17%
Viacom Incorporated	6.88	4-30-2036	238,000	290,904
Walt Disney Company	2.20	1-13-2028	1,800,000	1,877,925
Walt Disney Company	2.55	2-15-2022	175,000	180,311
Walt Disney Company	4.13	12-1-2041	175,000	201,664
				2,550,804

Interactive Media & Services : 0.04%
Alphabet Incorporated	3.38	2-25-2024	87,000	96,863
				96,863

Media : 2.44%
CBS Corporation	3.70	8-15-2024	350,000	370,020
CBS Corporation	4.85	7-1-2042	140,000	138,409
CBS Corporation	4.90	8-15-2044	350,000	346,540
Charter Communications Operating LLC	4.46	7-23-2022	400,000	425,983
Charter Communications Operating LLC	4.91	7-23-2025	400,000	457,873
Comcast Corporation	2.35	1-15-2027	210,000	222,029
Comcast Corporation	4.00	11-1-2049	200,000	237,374
Comcast Corporation	4.40	8-15-2035	210,000	260,167
Comcast Corporation	4.75	3-1-2044	262,000	336,643
Discovery Communications LLC	3.30	5-15-2022	175,000	179,260
Discovery Communications LLC	3.95	3-20-2028	400,000	431,851
Discovery Communications LLC	4.38	6-15-2021	210,000	216,538
Discovery Incorporated	6.35	6-1-2040	175,000	215,167
Omnicom Group Incorporated	3.63	5-1-2022	175,000	184,053
Time Warner Cable Incorporated	5.50	9-1-2041	210,000	247,734
Time Warner Cable Incorporated	6.55	5-1-2037	300,000	382,702
Time Warner Cable Incorporated	8.38	3-15-2023	175,000	205,913
Time Warner Entertainment Company LP	8.38	7-15-2033	210,000	306,500
Viacom Incorporated	5.50	5-15-2033	140,000	156,372
				5,321,128

Consumer Discretionary : 3.78%
Automobiles : 0.25%
General Motors Company	6.25	10-2-2043	175,000	180,622
General Motors Company	6.60	4-1-2036	350,000	373,992
				554,614

Hotels, Restaurants & Leisure : 0.91%
GLP Capital LP	5.30	1-15-2029	400,000	384,000
McDonald’s Corporation	2.63	1-15-2022	250,000	258,508
McDonald’s Corporation	3.38	5-26-2025	245,000	270,075

1

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corporation	4.60%	5-26-2045	$175,000	$215,079
McDonald’s Corporation	6.30	10-15-2037	210,000	296,872
Starbucks Corporation	4.00	11-15-2028	500,000	567,035
				1,991,569

Household Durables : 0.14%
Whirlpool Corporation	4.00	3-1-2024	87,000	91,826
Whirlpool Corporation	4.70	6-1-2022	140,000	148,429
Whirlpool Corporation	4.85	6-15-2021	70,000	72,419
				312,674

Internet & Direct Marketing Retail : 0.81%
Amazon.com Incorporated	4.05	8-22-2047	400,000	525,844
Amazon.com Incorporated	4.25	8-22-2057	400,000	548,202
Amazon.com Incorporated	4.95	12-5-2044	300,000	427,379
eBay Incorporated	4.00	7-15-2042	175,000	181,789
Expedia Incorporated	4.50	8-15-2024	70,000	72,496
				1,755,710

Leisure Products : 0.06%
Hasbro Incorporated	6.35	3-15-2040	108,000	123,133

Multiline Retail : 0.46%
Dollar General Corporation	3.25	4-15-2023	245,000	260,428
Kohl’s Corporation	3.25	2-1-2023	105,000	96,424
Nordstrom Incorporated	4.00	10-15-2021	175,000	171,663
Nordstrom Incorporated	5.00	1-15-2044	70,000	47,307
Target Corporation	2.90	1-15-2022	175,000	182,436
Target Corporation	3.63	4-15-2046	210,000	251,661
				1,009,919

Specialty Retail : 1.08%
AutoZone Incorporated	2.88	1-15-2023	175,000	180,387
AutoZone Incorporated	3.13	7-15-2023	105,000	111,092
Home Depot Incorporated	3.50	9-15-2056	260,000	303,033
Home Depot Incorporated	3.75	2-15-2024	350,000	388,188
Lowe’s Companies Incorporated	2.50	4-15-2026	350,000	372,374
Lowe’s Companies Incorporated	3.12	4-15-2022	140,000	145,762
Lowe’s Companies Incorporated	3.88	9-15-2023	175,000	192,226
Lowe’s Companies Incorporated	4.25	9-15-2044	175,000	205,039
Lowe’s Companies Incorporated	4.38	9-15-2045	200,000	235,424
O’Reilly Automotive Incorporated	3.80	9-1-2022	105,000	108,120
O’Reilly Automotive Incorporated	4.63	9-15-2021	105,000	109,159
				2,350,804

Textiles, Apparel & Luxury Goods : 0.07%
Nike Incorporated	2.25	5-1-2023	70,000	73,896
Nike Incorporated	3.63	5-1-2043	70,000	74,988
				148,884

Consumer Staples : 6.91%
Beverages : 2.18%
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	210,000	218,762
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	245,000	277,343
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	252,000	257,482
Anheuser-Busch InBev Worldwide Incorporated	4.75	4-15-2058	400,000	455,564
Constellation Brands Incorporated	3.15	8-1-2029	300,000	313,477
Constellation Brands Incorporated	4.25	5-1-2023	360,000	393,379
Keurig Dr Pepper Incorporated	4.60	5-25-2028	700,000	829,946

2

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Beverages (continued)
Molson Coors Brewing Company	2.10%	7-15-2021	$260,000	$262,384
PepsiCo Incorporated	2.75	3-5-2022	259,000	270,629
PepsiCo Incorporated	3.00	8-25-2021	175,000	180,768
PepsiCo Incorporated	3.60	8-13-2042	285,000	333,964
PepsiCo Incorporated	4.00	3-5-2042	175,000	216,205
PepsiCo Incorporated	4.25	10-22-2044	140,000	173,917
The Coca-Cola Company	2.88	10-27-2025	200,000	222,668
The Coca-Cola Company	3.20	11-1-2023	280,000	306,158
The Coca-Cola Company	3.30	9-1-2021	49,000	50,820
				4,763,466

Food & Staples Retailing : 1.85%
Sysco Corporation	3.30	7-15-2026	200,000	205,843
Sysco Corporation	5.38	9-21-2035	200,000	227,433
The Kroger Company	3.40	4-15-2022	175,000	183,165
The Kroger Company	3.85	8-1-2023	175,000	190,187
The Kroger Company	5.00	4-15-2042	175,000	215,878
The Kroger Company	5.15	8-1-2043	105,000	134,255
The Kroger Company	6.90	4-15-2038	210,000	300,835
Wal-Mart Stores Incorporated	3.95	6-28-2038	1,000,000	1,234,406
Wal-Mart Stores Incorporated	4.88	7-8-2040	175,000	237,932
Wal-Mart Stores Incorporated	5.63	4-1-2040	180,000	266,435
Wal-Mart Stores Incorporated	5.88	4-5-2027	70,000	90,846
Walgreens Boots Alliance Incorporated	3.45	6-1-2026	200,000	212,382
Walgreens Boots Alliance Incorporated	3.80	11-18-2024	200,000	215,893
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	300,000	320,952
				4,036,442

Food Products : 0.97%
Archer-Daniels-Midland Company	4.54	3-26-2042	175,000	215,906
Campbell Soup Company	2.50	8-2-2022	85,000	87,750
Conagra Brands Incorporated	4.60	11-1-2025	200,000	230,081
ConAgra Foods Incorporated	8.25	9-15-2030	84,000	126,598
General Mills Incorporated	3.65	2-15-2024	175,000	191,606
J.M. Smucker Company	3.50	10-15-2021	210,000	218,746
Mead Johnson Nutrition Company	5.90	11-1-2039	70,000	96,364
Tyson Foods Incorporated	4.35	3-1-2029	300,000	356,932
Tyson Foods Incorporated	4.50	6-15-2022	350,000	371,643
Tyson Foods Incorporated	4.88	8-15-2034	175,000	211,405
				2,107,031

Household Products : 0.44%
Clorox Company	3.05	9-15-2022	113,000	118,793
Clorox Company	3.50	12-15-2024	140,000	154,441
Colgate-Palmolive Company	2.30	5-3-2022	350,000	362,824
Kimberly-Clark Corporation	2.40	6-1-2023	105,000	109,738
Kimberly-Clark Corporation	6.63	8-1-2037	140,000	213,619
				959,415

Personal Products : 0.09%
Estee Lauder Companies Incorporated	6.00	5-15-2037	140,000	192,186

Tobacco : 1.38%
Altria Group Incorporated	4.00	1-31-2024	62,000	67,747
Altria Group Incorporated	4.25	8-9-2042	350,000	357,570
Altria Group Incorporated	4.50	5-2-2043	175,000	185,405
Philip Morris International Incorporated	2.50	8-22-2022	175,000	182,172
Philip Morris International Incorporated	2.63	3-6-2023	122,000	127,939
Philip Morris International Incorporated	3.25	11-10-2024	210,000	230,874
Philip Morris International Incorporated	4.13	3-4-2043	210,000	237,671
Philip Morris International Incorporated	4.25	11-10-2044	210,000	244,197
Philip Morris International Incorporated	4.50	3-20-2042	140,000	165,847

3

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Tobacco (continued)
Reynolds American Incorporated	4.00%	6-12-2022	$280,000	$294,088
Reynolds American Incorporated	4.45	6-12-2025	350,000	386,934
Reynolds American Incorporated	5.70	8-15-2035	210,000	249,160
Reynolds American Incorporated	6.15	9-15-2043	87,000	104,445
Reynolds American Incorporated	7.25	6-15-2037	140,000	180,705
				3,014,754

Energy : 6.53%
Energy Equipment & Services : 0.49%
Halliburton Company	3.50	8-1-2023	350,000	359,863
Halliburton Company	3.80	11-15-2025	350,000	370,310
Halliburton Company	4.50	11-15-2041	175,000	162,580
Halliburton Company	4.75	8-1-2043	175,000	165,440
				1,058,193

Oil, Gas & Consumable Fuels : 6.04%
Boardwalk Pipelines LP	3.38	2-1-2023	70,000	66,803
BP Capital Markets America Incorporated	3.94	9-21-2028	200,000	227,527
Chevron Corporation	2.36	12-5-2022	525,000	547,887
Columbia Pipeline Group Incorporated	5.80	6-1-2045	140,000	171,197
ConocoPhillips Company	4.30	11-15-2044	210,000	251,592
ConocoPhillips Company	5.90	10-15-2032	175,000	239,399
ConocoPhillips Company	6.95	4-15-2029	210,000	288,544
Devon Energy Corporation	7.95	4-15-2032	150,000	162,130
Enbridge Energy Partners LP	5.50	9-15-2040	140,000	163,863
Energy Transfer Partners LP	4.75	1-15-2026	280,000	298,363
Energy Transfer Partners LP	4.90	2-1-2024	210,000	223,724
Energy Transfer Partners LP	5.95	10-1-2043	140,000	143,391
Energy Transfer Partners LP	7.50	7-1-2038	70,000	82,273
Enterprise Products Operating LLC	4.45	2-15-2043	355,000	386,326
Enterprise Products Operating LLC	4.85	3-15-2044	280,000	319,239
Enterprise Products Operating LLC	5.70	2-15-2042	140,000	169,208
Enterprise Products Operating LLC	5.95	2-1-2041	70,000	85,915
Enterprise Products Operating LLC	7.55	4-15-2038	70,000	96,833
Exxon Mobil Corporation	2.71	3-6-2025	350,000	378,573
Exxon Mobil Corporation	3.04	3-1-2026	500,000	554,002
Hess Corporation	7.30	8-15-2031	269,000	288,829
Kinder Morgan Energy Partners LP	3.45	2-15-2023	175,000	183,047
Kinder Morgan Energy Partners LP	5.00	8-15-2042	175,000	197,577
Kinder Morgan Energy Partners LP	5.00	3-1-2043	157,000	174,473
Kinder Morgan Energy Partners LP	5.50	3-1-2044	210,000	250,972
Kinder Morgan Energy Partners LP	5.80	3-15-2035	70,000	85,184
Magellan Midstream Partners LP	5.15	10-15-2043	140,000	149,888
Marathon Oil Corporation	3.85	6-1-2025	245,000	232,081
Marathon Oil Corporation	5.20	6-1-2045	140,000	122,507
Marathon Petroleum Corporation	3.63	9-15-2024	350,000	363,871
Marathon Petroleum Corporation	3.80	4-1-2028	385,000	389,959
MPLX LP	4.13	3-1-2027	200,000	206,569
MPLX LP	4.88	6-1-2025	200,000	212,880
MPLX LP	5.20	3-1-2047	220,000	238,991
NextEra Energy Capital	4.50	6-1-2021	140,000	143,574
Noble Energy Incorporated	3.90	11-15-2024	210,000	207,577
ONEOK Incorporated	4.00	7-13-2027	200,000	196,809
ONEOK Incorporated	4.55	7-15-2028	500,000	500,945
ONEOK Partners LP	3.38	10-1-2022	350,000	353,083
Phillips 66	4.65	11-15-2034	140,000	169,881
Plains All American Pipeline LP	3.60	11-1-2024	210,000	209,850
Plains All American Pipeline LP	3.85	10-15-2023	350,000	352,096
Plains All American Pipeline LP	4.90	2-15-2045	175,000	159,640
Plains All American Pipeline LP	6.65	1-15-2037	140,000	145,451
Sabine Pass Liquefaction LLC	5.00	3-15-2027	400,000	443,884
Sabine Pass Liquefaction LLC	5.63	3-1-2025	200,000	223,067

4

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC	5.88%	6-30-2026	$200,000	$229,822
Spectra Energy Partners LP	3.38	10-15-2026	300,000	316,685
Spectra Energy Partners LP	4.75	3-15-2024	245,000	270,848
Sunoco Logistics Partner LP	3.45	1-15-2023	140,000	142,271
Sunoco Logistics Partner LP	4.95	1-15-2043	105,000	96,394
Sunoco Logistics Partner LP	5.35	5-15-2045	140,000	136,708
TC Pipelines LP	4.65	6-15-2021	210,000	213,798
Tennessee Gas Pipeline Company	7.00	10-15-2028	175,000	215,418
Williams Partners LP	3.35	8-15-2022	175,000	180,725
Williams Partners LP	6.30	4-15-2040	273,000	329,597
				13,191,740

Financials : 17.67%
Banks : 5.94%
ABB Finance (USA) Incorporated	4.38	5-8-2042	26,000	31,780
Australia & New Zealand Banking Group Limited	2.55	11-23-2021	250,000	256,902
Australia & New Zealand Banking Group Limited	2.63	5-19-2022	300,000	311,116
Bank of America Corporation	3.25	10-21-2027	525,000	573,928
Bank of America Corporation (3 Month LIBOR +1.19%) ±	3.95	1-23-2049	200,000	232,754
Bank of America Corporation	4.18	11-25-2027	560,000	628,186
Bank of America Corporation	4.25	10-22-2026	280,000	314,362
Bank One Corporation	7.63	10-15-2026	168,000	220,161
BB&T Corporation	2.85	10-26-2024	500,000	535,581
BB&T Corporation	3.80	10-30-2026	400,000	443,156
Citigroup Incorporated	2.75	4-25-2022	200,000	206,310
Citigroup Incorporated	4.60	3-9-2026	200,000	223,974
Citigroup Incorporated	4.65	7-30-2045	300,000	367,500
Citigroup Incorporated	4.75	5-18-2046	300,000	362,367
Citizens Financial Group Incorporated	4.30	12-3-2025	200,000	218,412
Compass Bank	3.88	4-10-2025	250,000	255,683
Deutsche Bank	3.95	2-27-2023	300,000	306,373
Discover Bank	4.20	8-8-2023	310,000	330,881
Discover Bank	4.25	3-13-2026	250,000	267,258
Discover Bank	4.65	9-13-2028	250,000	272,834
Fifth Third Bancorp	3.95	3-14-2028	400,000	445,619
Fifth Third Bank	2.25	6-14-2021	200,000	203,156
Fifth Third Bank	2.88	10-1-2021	300,000	307,696
Huntington Bancshares Incorporated	2.30	1-14-2022	300,000	305,991
JPMorgan Chase & Company	2.95	10-1-2026	325,000	350,376
JPMorgan Chase & Company	3.20	1-25-2023	200,000	211,756
JPMorgan Chase & Company	4.13	12-15-2026	500,000	573,040
JPMorgan Chase & Company (3 Month LIBOR +1.58%) ±	4.26	2-22-2048	240,000	290,832
Key Bank NA	3.18	10-15-2027	250,000	257,866
Key Bank NA	3.30	6-1-2025	250,000	274,632
KeyCorp Incorporated	4.10	4-30-2028	400,000	447,467
People’s United Financial Incorporated	3.65	12-6-2022	105,000	109,299
PNC Bank NA	2.95	1-30-2023	300,000	314,987
PNC Bank NA	3.30	10-30-2024	500,000	544,810
PNC Bank NA	4.20	11-1-2025	250,000	288,038
Santander Holdings USA Incorporated	4.50	7-17-2025	350,000	373,908
SunTrust Banks Incorporated	3.30	5-15-2026	200,000	214,169
UnionBanCal Corporation	3.50	6-18-2022	140,000	146,308
US Bancorp	2.38	7-22-2026	190,000	202,974
US Bancorp	3.00	3-15-2022	350,000	365,178
US Bancorp	3.60	9-11-2024	350,000	389,074
				12,976,694

Capital Markets : 3.57%
AGL Capital Corporation	4.40	6-1-2043	140,000	157,900
Bank of New York Mellon Corporation	2.95	1-29-2023	300,000	317,494
Bank of New York Mellon Corporation	3.40	1-29-2028	300,000	341,566
Bank of New York Mellon Corporation	3.55	9-23-2021	420,000	436,830

5

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
CME Group Incorporated	4.15%	6-15-2048	$200,000	$267,318
Goldman Sachs Group Incorporated	3.75	5-22-2025	350,000	381,140
Goldman Sachs Group Incorporated	4.75	10-21-2045	1,500,000	1,869,615
Goldman Sachs Group Incorporated	6.13	2-15-2033	200,000	274,907
Jefferies Group Incorporated	5.13	1-20-2023	175,000	188,257
Jefferies Group Incorporated	6.45	6-8-2027	105,000	116,508
Legg Mason Incorporated	4.75	3-15-2026	190,000	206,426
Moody’s Corporation	4.50	9-1-2022	175,000	187,807
Moody’s Corporation	5.25	7-15-2044	210,000	277,377
Morgan Stanley	4.30	1-27-2045	350,000	424,164
Morgan Stanley	5.00	11-24-2025	200,000	230,157
Morgan Stanley	6.25	8-9-2026	300,000	377,312
Morgan Stanley	7.25	4-1-2032	329,000	483,050
Northern Trust Corporation	3.95	10-30-2025	175,000	200,565
PPL Capital Funding Incorporated	3.10	5-15-2026	100,000	106,580
PPL Capital Funding Incorporated	4.70	6-1-2043	87,000	98,792
S&P Global Incorporated	4.00	6-15-2025	227,000	259,261
State Street Corporation	2.65	5-19-2026	400,000	432,238
TD Ameritrade Holding Corporation	3.63	4-1-2025	140,000	155,442
				7,790,706

Consumer Finance : 2.91%
American Express Company	2.50	8-1-2022	400,000	415,156
American Express Company	2.65	12-2-2022	402,000	420,078
American Express Company	4.20	11-6-2025	200,000	230,562
American Honda Finance Corporation	1.65	7-12-2021	500,000	504,087
American Honda Finance Corporation	2.90	2-16-2024	200,000	209,729
American Honda Finance Corporation	3.45	7-14-2023	200,000	211,830
Capital One Financial Corporation	3.75	7-28-2026	525,000	538,430
Capital One Financial Corporation	4.75	7-15-2021	315,000	327,858
Caterpillar Financial Services Corporation	2.63	3-1-2023	260,000	271,896
Caterpillar Financial Services Corporation	3.25	12-1-2024	200,000	221,087
Caterpillar Financial Services Corporation	3.75	11-24-2023	175,000	192,891
Discover Financial Services	3.95	11-6-2024	200,000	211,854
General Motors Financial Company Incorporated	3.70	5-9-2023	380,000	380,081
John Deere Capital Corporation	3.90	7-12-2021	210,000	217,225
Synchrony Financial	3.70	8-4-2026	200,000	192,263
Synchrony Financial	5.15	3-19-2029	900,000	920,883
Toyota Motor Credit Corporation	2.60	1-11-2022	300,000	308,043
Toyota Motor Credit Corporation	2.63	1-10-2023	310,000	322,017
Toyota Motor Credit Corporation	3.40	9-15-2021	245,000	253,019
				6,348,989

Diversified Financial Services : 0.07%
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	140,000	160,277

Insurance : 4.51%
ACE INA Holdings Incorporated	2.70	3-13-2023	280,000	294,951
ACE INA Holdings Incorporated	3.15	3-15-2025	200,000	218,569
ACE INA Holdings Incorporated	3.35	5-15-2024	350,000	382,685
Allstate Corporation (3 Month LIBOR +2.12%) ±	6.50	5-15-2067	140,000	164,850
American International Group Incorporated	4.50	7-16-2044	300,000	336,801
American International Group Incorporated	4.88	6-1-2022	600,000	645,487
American International Group Incorporated (3 Month LIBOR +2.87%) ±	5.75	4-1-2048	200,000	203,018
Aon Corporation	6.25	9-30-2040	70,000	97,348
Arch Capital Group Limited	5.14	11-1-2043	147,000	176,385
Berkshire Hathaway Finance Corporation	4.40	5-15-2042	180,000	225,656
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	175,000	251,678
Berkshire Hathaway Incorporated	3.00	2-11-2023	75,000	80,530
Berkshire Hathaway Incorporated	3.13	3-15-2026	525,000	585,779
Berkshire Hathaway Incorporated	3.40	1-31-2022	175,000	184,277
Berkshire Hathaway Incorporated	4.50	2-11-2043	275,000	360,777
Chubb Corporation	6.00	5-11-2037	196,000	273,373
Hartford Financial Services Group Incorporated	4.30	4-15-2043	30,000	33,717

6

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Lincoln National Corporation	4.00%	9-1-2023	$175,000	$189,390
Loews Corporation	2.63	5-15-2023	105,000	109,922
Loews Corporation	4.13	5-15-2043	140,000	150,290
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	210,000	217,484
MetLife Incorporated	3.05	12-15-2022	190,000	202,098
MetLife Incorporated	4.13	8-13-2042	210,000	240,640
MetLife Incorporated	4.37	9-15-2023	400,000	448,747
MetLife Incorporated	4.72	12-15-2044	175,000	215,167
MetLife Incorporated	6.38	6-15-2034	196,000	291,860
MetLife Incorporated	6.40	12-15-2066	200,000	231,788
MetLife Incorporated	6.50	12-15-2032	140,000	199,249
Principal Financial Group Incorporated	3.30	9-15-2022	175,000	181,623
Principal Financial Group Incorporated	3.40	5-15-2025	140,000	150,167
Progressive Corporation	6.25	12-1-2032	252,000	361,135
Prudential Financial Incorporated	3.91	12-7-2047	155,000	164,465
Prudential Financial Incorporated	3.94	12-7-2049	200,000	213,339
Prudential Financial Incorporated	4.50	11-16-2021	175,000	184,305
Prudential Financial Incorporated	4.60	5-15-2044	350,000	405,806
Prudential Financial Incorporated (3 Month LIBOR +3.04%) ±	5.20	3-15-2044	175,000	176,489
Prudential Financial Incorporated	5.75	7-15-2033	350,000	448,985
Prudential Financial Incorporated	6.63	12-1-2037	45,000	61,875
Reinsurance Group of America Incorporated	5.00	6-1-2021	42,000	43,503
Transatlantic Holdings Incorporated	8.00	11-30-2039	70,000	102,916
Travelers Companies Incorporated	5.35	11-1-2040	245,000	341,769
				9,848,893

Mortgage REITs : 0.67%
CC Holdings GS V LLC	3.85	4-15-2023	350,000	374,979
ERP Operating LP	4.00	8-1-2047	400,000	465,099
Ventas Realty LP	4.40	1-15-2029	600,000	613,224
				1,453,302

Health Care : 10.15%
Biotechnology : 1.87%
AbbVie Incorporated	3.20	5-14-2026	420,000	456,766
AbbVie Incorporated	4.45	5-14-2046	200,000	231,465
AbbVie Incorporated 144A	3.85	6-15-2024	350,000	382,560
AbbVie Incorporated 144A	4.85	6-15-2044	350,000	415,374
Amgen Incorporated	3.63	5-15-2022	200,000	209,937
Amgen Incorporated	3.63	5-22-2024	350,000	380,455
Amgen Incorporated	3.88	11-15-2021	165,714	171,577
Amgen Incorporated	5.75	3-15-2040	56,000	75,876
Amgen Incorporated	6.40	2-1-2039	175,000	253,849
Baxalta Incorporated	5.25	6-23-2045	280,000	378,750
Gilead Sciences Incorporated	3.65	3-1-2026	350,000	397,624
Gilead Sciences Incorporated	4.50	2-1-2045	200,000	256,283
Gilead Sciences Incorporated	4.75	3-1-2046	350,000	464,980
				4,075,496

Health Care Equipment & Supplies : 1.10%
Abbott Laboratories	6.00	4-1-2039	105,000	153,282
Abbott Laboratories	6.15	11-30-2037	166,000	246,809
Becton Dickinson & Company	2.89	6-6-2022	500,000	519,415
Becton Dickinson & Company	3.13	11-8-2021	210,000	216,630
Boston Scientific Corporation	3.85	5-15-2025	200,000	221,264
Medtronic Incorporated	3.15	3-15-2022	350,000	367,024
Medtronic Incorporated	3.50	3-15-2025	200,000	226,579
Stryker Corporation	4.63	3-15-2046	350,000	454,792
				2,405,795

7

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services : 3.51%
Aetna Incorporated	4.13%	11-15-2042	$175,000	$192,835
Aetna Incorporated	4.50	5-15-2042	200,000	228,082
AmerisourceBergen Corporation	3.50	11-15-2021	210,000	217,793
AmerisourceBergen Corporation	4.25	3-1-2045	175,000	193,193
Anthem Incorporated	4.38	12-1-2047	200,000	242,740
Cardinal Health Incorporated	2.62	6-15-2022	400,000	410,559
Catholic Health Initiatives	4.35	11-1-2042	175,000	174,133
Cigna Corporation 144A	3.00	7-15-2023	300,000	316,615
Cigna Corporation 144A	4.80	7-15-2046	210,000	262,548
Cigna Corporation 144A	6.13	11-15-2041	175,000	251,810
CVS Caremark Corporation	2.75	12-1-2022	350,000	364,778
CVS Caremark Corporation	5.30	12-5-2043	210,000	267,225
CVS Health Corporation	2.13	6-1-2021	260,000	263,031
HCA Incorporated	5.50	6-15-2047	500,000	598,527
Humana Incorporated	3.15	12-1-2022	210,000	220,059
Kaiser Foundation Hospitals	4.88	4-1-2042	175,000	230,145
Laboratory Corporation of America Holdings	3.75	8-23-2022	39,000	41,208
Laboratory Corporation of America Holdings	4.00	11-1-2023	105,000	113,425
McKesson Corporation	2.85	3-15-2023	140,000	146,717
Unitedhealth Group Incorporated	4.20	1-15-2047	200,000	248,647
UnitedHealth Group Incorporated	4.25	3-15-2043	175,000	216,813
UnitedHealth Group Incorporated	4.25	4-15-2047	300,000	375,682
UnitedHealth Group Incorporated	4.25	6-15-2048	300,000	380,989
UnitedHealth Group Incorporated	5.80	3-15-2036	175,000	246,851
UnitedHealth Group Incorporated	6.63	11-15-2037	105,000	162,052
WellPoint Incorporated	3.13	5-15-2022	350,000	366,484
WellPoint Incorporated	3.30	1-15-2023	200,000	212,253
WellPoint Incorporated	4.65	1-15-2043	315,000	389,939
WellPoint Incorporated	4.65	8-15-2044	50,000	62,279
WellPoint Incorporated	5.85	1-15-2036	200,000	264,526
				7,661,938

Life Sciences Tools & Services : 0.38%
Agilent Technologies Incorporated	3.88	7-15-2023	105,000	112,791
Thermo Fisher Scientific Incorporated	3.00	4-15-2023	200,000	212,939
Thermo Fisher Scientific Incorporated	4.15	2-1-2024	280,000	311,890
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	140,000	198,373
				835,993

Pharmaceuticals : 3.29%
Bristol-Myers Squibb Company 144A	3.25	8-15-2022	350,000	369,757
Bristol-Myers Squibb Company	3.25	11-1-2023	109,000	118,200
Bristol-Myers Squibb Company	3.25	8-1-2042	175,000	198,459
Bristol-Myers Squibb Company 144A	3.88	8-15-2025	175,000	198,852
Bristol-Myers Squibb Company	4.50	3-1-2044	200,000	265,293
Bristol-Myers Squibb Company 144A	4.63	5-15-2044	240,000	318,963
Eli Lilly & Company	2.75	6-1-2025	70,000	75,356
Eli Lilly & Company	3.95	3-15-2049	600,000	757,211
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	140,000	148,734
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	210,000	287,384
Johnson & Johnson	3.38	12-5-2023	300,000	331,995
Johnson & Johnson	3.70	3-1-2046	175,000	215,254
Johnson & Johnson	4.38	12-5-2033	200,000	262,267
Johnson & Johnson	4.85	5-15-2041	140,000	197,487
Johnson & Johnson	4.95	5-15-2033	126,000	173,518
Merck & Company Incorporated	2.35	2-10-2022	250,000	258,095
Merck & Company Incorporated	2.75	2-10-2025	270,000	295,662
Merck & Company Incorporated	3.70	2-10-2045	200,000	241,210
Mylan Incorporated	4.20	11-29-2023	200,000	212,635
Novartis Capital Corporation	2.40	9-21-2022	350,000	365,542
Novartis Capital Corporation	3.70	9-21-2042	175,000	209,925
Pfizer Incorporated	3.00	12-15-2026	400,000	455,610
Pfizer Incorporated	3.90	3-15-2039	200,000	241,093
Pfizer Incorporated	4.30	6-15-2043	210,000	266,094
Schering-Plough Corporation	6.50	12-1-2033	175,000	268,010

8

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Zoetis Incorporated	4.70%	2-1-2043	$350,000	$447,870
				7,180,476

Industrials : 8.70%
Aerospace & Defense : 2.41%
General Dynamics Corporation	2.25	11-15-2022	350,000	362,731
General Dynamics Corporation	3.88	7-15-2021	140,000	144,174
Lockheed Martin Corporation	3.35	9-15-2021	97,000	100,767
Lockheed Martin Corporation	4.07	12-15-2042	229,000	285,806
Lockheed Martin Corporation	4.70	5-15-2046	350,000	477,366
Lockheed Martin Corporation	6.15	9-1-2036	122,000	175,561
Northrop Grumman Corporation	4.03	10-15-2047	400,000	484,656
Northrop Grumman Corporation	5.05	11-15-2040	70,000	91,197
Northrop Grumman Corporation	7.75	2-15-2031	210,000	313,702
Precision Castparts Corporation	2.50	1-15-2023	175,000	181,779
Precision Castparts Corporation	3.90	1-15-2043	140,000	155,413
Raytheon Company	2.50	12-15-2022	245,000	254,258
Raytheon Company	7.20	8-15-2027	84,000	111,560
Rockwell Collins Incorporated	3.70	12-15-2023	245,000	263,129
Rockwell Collins Incorporated	4.80	12-15-2043	175,000	214,316
Textron Incorporated	4.30	3-1-2024	140,000	148,455
The Boeing Company	2.60	10-30-2025	300,000	286,976
The Boeing Company	2.80	3-1-2023	200,000	197,474
The Boeing Company	3.20	3-1-2029	200,000	189,133
The Boeing Company	5.88	2-15-2040	21,000	22,767
United Technologies Corporation	3.75	11-1-2046	200,000	225,060
United Technologies Corporation	7.50	9-15-2029	400,000	572,982
				5,259,262

Air Freight & Logistics : 0.95%
FedEx Corporation	3.88	8-1-2042	140,000	134,361
FedEx Corporation	4.00	1-15-2024	203,000	224,658
FedEx Corporation	4.55	4-1-2046	350,000	364,688
FedEx Corporation	4.90	1-15-2034	175,000	205,574
FedEx Corporation	5.10	1-15-2044	210,000	236,112
United Parcel Service Incorporated	2.35	5-16-2022	300,000	309,429
United Parcel Service Incorporated	2.45	10-1-2022	280,000	291,968
United Parcel Service Incorporated	6.20	1-15-2038	206,000	300,952
				2,067,742

Airlines : 0.17%
American Airlines Incorporated	3.20	12-15-2029	52,979	47,451
American Airlines Incorporated	3.38	11-1-2028	24,076	18,682
American Airlines Incorporated	4.95	7-15-2024	102,384	80,376
Delta Air Lines Incorporated	6.82	2-10-2024	31,717	29,421
United Airlines Incorporated	4.30	2-15-2027	167,377	152,059
US Airways Group Incorporated	3.95	5-15-2027	64,760	52,146
				380,135

Building Products : 0.09%
Masco Corporation	4.38	4-1-2026	190,000	207,566

Commercial Services & Supplies : 0.54%
Cintas Corporation No. 2	3.25	6-1-2022	70,000	72,779
Republic Services Incorporated	2.90	7-1-2026	260,000	281,778
Republic Services Incorporated	5.25	11-15-2021	35,000	37,262
Waste Management Incorporated	4.10	3-1-2045	650,000	776,367
				1,168,186

9

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Industrial Conglomerates : 0.98%
3M Company	5.70%	3-15-2037	$227,000	$305,539
General Electric Company	3.10	1-9-2023	300,000	308,983
General Electric Company	4.13	10-9-2042	400,000	368,424
General Electric Company	4.50	3-11-2044	200,000	198,792
General Electric Company	5.88	1-14-2038	200,000	223,374
Honeywell International Incorporated	3.35	12-1-2023	140,000	152,829
Honeywell International Incorporated	3.81	11-21-2047	500,000	590,296
				2,148,237

Machinery : 0.94%
Caterpillar Incorporated	3.80	8-15-2042	105,000	124,301
Caterpillar Incorporated	4.75	5-15-2064	300,000	395,024
Deere & Company	2.60	6-8-2022	350,000	363,054
Deere & Company	5.38	10-16-2029	210,000	269,687
Dover Corporation	5.38	10-15-2035	140,000	182,021
Illinois Tool Works Incorporated	3.38	9-15-2021	84,000	86,455
Illinois Tool Works Incorporated	3.90	9-1-2042	214,000	252,584
Parker Hannifin Corporation	3.50	9-15-2022	70,000	73,176
Parker Hannifin Corporation	6.25	5-15-2038	42,000	55,434
Stanley Black & Decker Incorporated	2.90	11-1-2022	245,000	256,052
				2,057,788

Professional Services : 0.09%
Verisk Analytics Incorporated	4.13	9-12-2022	175,000	187,210

Road & Rail : 2.25%
Burlington Northern Santa Fe LLC	3.00	3-15-2023	210,000	222,063
Burlington Northern Santa Fe LLC	3.40	9-1-2024	210,000	231,952
Burlington Northern Santa Fe LLC	4.55	9-1-2044	210,000	261,189
Burlington Northern Santa Fe LLC	4.95	9-15-2041	140,000	178,502
Burlington Northern Santa Fe LLC	5.15	9-1-2043	210,000	280,591
CSX Corporation	3.40	8-1-2024	278,000	302,555
CSX Corporation	4.50	8-1-2054	350,000	440,930
CSX Corporation	4.75	5-30-2042	161,000	200,825
CSX Corporation	6.22	4-30-2040	140,000	200,717
Kansas City Southern	3.00	5-15-2023	51,000	52,018
Kansas City Southern	4.30	5-15-2043	140,000	160,855
Norfolk Southern Corporation	2.90	6-15-2026	250,000	273,878
Norfolk Southern Corporation	2.90	2-15-2023	400,000	420,854
Norfolk Southern Corporation	3.15	6-1-2027	300,000	326,022
Norfolk Southern Corporation	3.85	1-15-2024	140,000	152,827
Union Pacific Corporation	2.75	4-15-2023	200,000	210,123
Union Pacific Corporation	3.25	1-15-2025	175,000	190,522
Union Pacific Corporation	3.75	3-15-2024	140,000	152,737
Union Pacific Corporation	3.80	10-1-2051	200,000	232,713
Union Pacific Corporation	4.15	1-15-2045	175,000	205,729
Union Pacific Corporation	4.30	6-15-2042	175,000	205,874
				4,903,476

Trading Companies & Distributors : 0.28%
Air Lease Corporation	3.25	3-1-2025	200,000	185,097
GATX Corporation	4.85	6-1-2021	70,000	71,366
W.W. Grainger Incorporated	4.60	6-15-2045	280,000	344,460
				600,923

Information Technology : 6.92%
Communications Equipment : 0.48%
Cisco Systems Incorporated	2.20	9-20-2023	300,000	318,968
Cisco Systems Incorporated	2.95	2-28-2026	340,000	382,235
Cisco Systems Incorporated	3.00	6-15-2022	340,000	358,660
				1,059,863

10

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electronic Equipment, Instruments & Components : 0.15%
Corning Incorporated	5.75%	8-15-2040	$105,000	$132,170
Keysight Technologies Incorporated	4.55	10-30-2024	175,000	193,790
				325,960

IT Services : 1.29%
Fidelity National Information Services Incorporated	3.00	8-15-2026	400,000	441,566
Fidelity National Information Services Incorporated	3.50	4-15-2023	49,000	52,262
Fiserv Incorporated	3.85	6-1-2025	210,000	234,089
IBM Corporation	1.88	8-1-2022	280,000	288,711
IBM Corporation	3.38	8-1-2023	210,000	227,739
IBM Corporation	5.88	11-29-2032	175,000	249,451
IBM Corporation	7.00	10-30-2025	210,000	276,971
Mastercard Incorporated	3.50	2-26-2028	400,000	461,013
Total System Services Incorporated	3.75	6-1-2023	105,000	111,832
Visa Incorporated	2.75	9-15-2027	300,000	332,951
Western Union Company	6.20	11-17-2036	122,000	134,242
				2,810,827

Semiconductors & Semiconductor Equipment : 2.33%
Analog Devices Incorporated	2.88	6-1-2023	105,000	110,239
Applied Materials Incorporated	4.30	6-15-2021	210,000	218,273
Applied Materials Incorporated	5.85	6-15-2041	140,000	205,280
Broadcom Incorporated	3.88	1-15-2027	300,000	315,647
Broadcom Incorporated 144A	3.63	10-15-2024	1,800,000	1,909,629
Intel Corporation	2.60	5-19-2026	220,000	240,304
Intel Corporation	4.10	5-19-2046	300,000	366,760
Intel Corporation	4.25	12-15-2042	175,000	219,225
Intel Corporation	4.90	7-29-2045	230,000	318,220
Qualcomm Incorporated	3.25	5-20-2027	200,000	222,571
Qualcomm Incorporated	3.45	5-20-2025	700,000	778,395
Texas Instruments Incorporated	2.25	5-1-2023	175,000	184,984
				5,089,527

Software : 1.26%
Autodesk Incorporated	3.60	12-15-2022	175,000	182,260
Microsoft Corporation	3.75	5-1-2043	33,000	40,007
Microsoft Corporation	4.50	2-6-2057	750,000	1,083,408
Microsoft Corporation	5.20	6-1-2039	77,000	111,760
Oracle Corporation	3.40	7-8-2024	200,000	219,435
Oracle Corporation	4.00	7-15-2046	350,000	406,741
Oracle Corporation	4.30	7-8-2034	175,000	214,649
Oracle Corporation	4.38	5-15-2055	200,000	252,846
Salesforce.com Incorporated	3.70	4-11-2028	200,000	230,702
				2,741,808

Technology Hardware, Storage & Peripherals : 1.41%
Apple Incorporated	3.35	2-9-2027	200,000	226,800
Apple Incorporated	3.75	11-13-2047	400,000	483,169
Apple Incorporated	4.38	5-13-2045	350,000	458,527
Apple Incorporated	4.65	2-23-2046	200,000	274,885
Dell International LLC 144A	8.10	7-15-2036	400,000	484,523
Diamond 1 Finance Corporation	4.42	6-15-2021	400,000	407,502
Hewlett-Packard Enterprise Company	6.00	9-15-2041	332,000	370,403
Seagate HDD	4.75	1-1-2025	350,000	372,120
				3,077,929

Materials : 2.78%
Chemicals : 1.46%
Air Products & Chemicals Incorporated	3.00	11-3-2021	175,000	180,842

11

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Chemicals (continued)
Dow Chemical Company	3.50%	10-1-2024	$200,000	$211,980
Dow Chemical Company	4.25	10-1-2034	175,000	191,730
Dow Chemical Company	5.25	11-15-2041	175,000	208,372
Eastman Chemical Company	4.80	9-1-2042	140,000	158,607
Ecolab Incorporated	4.35	12-8-2021	286,000	303,512
Mosaic Company	3.75	11-15-2021	80,000	80,863
Mosaic Company	5.63	11-15-2043	175,000	178,781
Praxair Incorporated	2.45	2-15-2022	140,000	143,842
Praxair Incorporated	2.70	2-21-2023	105,000	109,618
The Sherwin-Williams Company	4.50	6-1-2047	1,200,000	1,427,290
				3,195,437

Containers & Packaging : 0.60%
International Paper Company	3.00	2-15-2027	200,000	212,622
International Paper Company	3.65	6-15-2024	350,000	383,338
International Paper Company	7.30	11-15-2039	175,000	246,779
International Paper Company	7.50	8-15-2021	214,000	229,718
MeadWestvaco Corporation	7.95	2-15-2031	35,000	47,041
Packaging Corporation of America	3.65	9-15-2024	175,000	187,512
				1,307,010

Metals & Mining : 0.64%
Barrick Gold Finance Company LLC	5.70	5-30-2041	210,000	278,903
Newmont Goldcorp Corporation	3.70	3-15-2023	210,000	217,229
Nucor Corporation	4.00	8-1-2023	132,000	143,235
Nucor Corporation	5.20	8-1-2043	140,000	176,109
Nucor Corporation	6.40	12-1-2037	140,000	190,857
Southern Copper Corporation	6.75	4-16-2040	308,000	395,265
				1,401,598

Paper & Forest Products : 0.08%
Georgia-Pacific LLC	8.00	1-15-2024	140,000	172,067

Real Estate : 3.92%
Equity REITs : 3.92%
Alexandria Real Estate Equities Incorporated	4.70	7-1-2030	400,000	475,712
American Campus Communities Incorporated	3.75	4-15-2023	70,000	70,268
American Tower Corporation	3.50	1-31-2023	295,000	314,404
American Tower Corporation	4.00	6-1-2025	350,000	391,665
American Tower Corporation	5.00	2-15-2024	245,000	278,902
AvalonBay Communities Incorporated	3.45	6-1-2025	140,000	151,614
AvalonBay Communities Incorporated	4.20	12-15-2023	175,000	188,202
Boston Properties LP	2.75	10-1-2026	500,000	515,056
Boston Properties LP	3.13	9-1-2023	105,000	109,755
Boston Properties LP	3.80	2-1-2024	300,000	319,841
Boston Properties LP	3.85	2-1-2023	200,000	212,443
Corporate Office Properties LP	3.60	5-15-2023	70,000	70,614
Crown Castle International Corporation	3.70	6-15-2026	350,000	386,339
Crown Castle International Corporation	4.88	4-15-2022	50,000	53,468
Crown Castle International Corporation	5.25	1-15-2023	350,000	385,786
Digital Realty Trust LP	3.63	10-1-2022	140,000	145,344
Digital Realty Trust LP	3.95	7-1-2022	140,000	146,413
Equity One Incorporated	3.75	11-15-2022	175,000	178,337
Essex Portfolio LP	3.25	5-1-2023	70,000	72,268
Federal Realty Investment Trust	4.50	12-1-2044	175,000	184,812
HCP Incorporated	3.15	8-1-2022	70,000	70,514
HCP Incorporated	6.75	2-1-2041	95,000	123,750
Health Care REIT Incorporated	4.00	6-1-2025	210,000	219,346
Health Care REIT Incorporated	4.50	1-15-2024	140,000	147,286
Host Hotels & Resorts Company	3.75	10-15-2023	70,000	68,981
Host Hotels & Resorts Company	4.75	3-1-2023	175,000	175,631
Kilroy Realty Corporation	3.80	1-15-2023	175,000	178,461

12

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
Kimco Realty Corporation	2.80%	10-1-2026	$350,000	$338,016
Mid-America Apartments LP	4.30	10-15-2023	35,000	36,558
National Retail Properties Incorporated	3.30	4-15-2023	70,000	72,140
Plum Creek Timberlands LP	3.25	3-15-2023	192,000	196,969
Realty Income Corporation	4.65	8-1-2023	210,000	225,136
Simon Property Group LP	3.30	1-15-2026	410,000	411,798
Simon Property Group LP	3.75	2-1-2024	175,000	179,902
Simon Property Group LP	4.75	3-15-2042	175,000	178,966
Ventas Realty LP	3.50	2-1-2025	400,000	398,172
VEREIT Operating Partnership LP	4.60	2-6-2024	98,000	98,089
VEREIT Operating Partnership LP	4.88	6-1-2026	119,000	118,621
Welltower Incorporated	4.95	9-1-2048	400,000	408,899
Weyerhaeuser Company	7.38	3-15-2032	200,000	265,034
				8,563,512

Utilities : 8.61%
Electric Utilities : 6.43%
Alabama Power Company	3.55	12-1-2023	175,000	190,998
Alabama Power Company	3.85	12-1-2042	140,000	161,911
Alabama Power Company	4.15	8-15-2044	105,000	123,731
American Electric Power Company Incorporated	2.95	12-15-2022	300,000	312,822
Appalachian Power Company	3.40	6-1-2025	175,000	189,815
Appalachian Power Company	4.45	6-1-2045	175,000	204,981
Appalachian Power Company	7.00	4-1-2038	70,000	97,130
Arizona Public Service Company	3.15	5-15-2025	105,000	114,638
Arizona Public Service Company	4.50	4-1-2042	70,000	83,191
Baltimore Gas & Electric Company	3.50	8-15-2046	50,000	54,160
Carolina Power & Light Company	2.80	5-15-2022	175,000	181,835
CenterPoint Energy Houston	3.55	8-1-2042	175,000	194,832
CenterPoint Energy Houston	4.50	4-1-2044	175,000	218,213
Commonwealth Edison Company	3.80	10-1-2042	70,000	80,436
Commonwealth Edison Company	5.90	3-15-2036	175,000	241,963
Connecticut Light & Power Company	4.15	6-1-2045	87,000	106,195
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	175,000	248,034
Consolidated Edison Company of New York Incorporated Series 14-C	4.63	12-1-2054	300,000	376,668
Consolidated Edison Company of New York Incorporated Series 16-C	4.30	12-1-2056	245,000	293,127
DTE Electric Company	3.65	3-15-2024	105,000	113,897
Duke Energy Corporation	3.05	8-15-2022	70,000	73,257
Duke Energy Corporation	3.95	10-15-2023	140,000	152,922
Duke Energy Florida Incorporated	3.85	11-15-2042	70,000	80,513
Duke Energy Indiana Incorporated	4.90	7-15-2043	105,000	138,827
Duke Energy Indiana Incorporated	6.45	4-1-2039	45,000	66,242
Duke Energy Progress Incorporated	4.10	3-15-2043	105,000	124,438
Emera US Finance LP	3.55	6-15-2026	200,000	217,554
Entergy Arkansas Incorporated	3.70	6-1-2024	175,000	190,217
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	84,000	99,438
Eversource Energy	2.80	5-1-2023	122,000	127,413
Exelon Corporation	4.95	6-15-2035	140,000	171,512
Exelon Generation Company LLC	4.25	6-15-2022	157,000	165,428
FirstEnergy Corporation	4.25	3-15-2023	168,000	181,416
Florida Power & Light Company	4.05	6-1-2042	175,000	217,478
Florida Power & Light Company	5.95	2-1-2038	224,000	336,306
Florida Power & Light Company	5.96	4-1-2039	175,000	262,052
Florida Power Corporation	5.65	4-1-2040	87,000	122,971
Georgia Power Company	4.30	3-15-2042	175,000	202,074
Interstate Power & Light Company	6.25	7-15-2039	21,000	29,910
Kansas City Power & Light Company	3.15	3-15-2023	140,000	147,175
MidAmerican Energy Holdings Company	5.95	5-15-2037	210,000	288,166
MidAmerican Energy Holdings Company	6.13	4-1-2036	140,000	202,531
MidAmerican Energy Holdings Company	6.75	12-30-2031	105,000	152,865
Northern States Power Company of Minnesota	2.15	8-15-2022	175,000	180,121
Northern States Power Company of Minnesota	2.60	5-15-2023	105,000	108,927
Northern States Power Company of Minnesota	3.40	8-15-2042	175,000	198,983

13

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Northern States Power Company of Minnesota	5.35%	11-1-2039	$28,000	$39,383
NSTAR Electric Company	2.38	10-15-2022	140,000	144,821
NSTAR Electric Company	5.50	3-15-2040	70,000	94,597
Oglethorpe Power Corporation	5.95	11-1-2039	105,000	137,621
Ohio Edison Company	6.88	7-15-2036	175,000	242,004
Ohio Power Company	5.38	10-1-2021	45,000	47,833
Oncor Electric Delivery Company LLC	4.55	12-1-2041	140,000	179,214
Oncor Electric Delivery Company LLC	7.00	5-1-2032	122,000	175,911
PacifiCorp	3.60	4-1-2024	175,000	191,526
PacifiCorp	4.10	2-1-2042	70,000	81,191
PacifiCorp	5.75	4-1-2037	175,000	233,306
Potomac Electric Power Company	3.60	3-15-2024	175,000	189,782
Potomac Electric Power Company	6.50	11-15-2037	140,000	202,380
PPL Capital Funding Incorporated	4.20	6-15-2022	140,000	148,326
PPL Electric Utilities	4.75	7-15-2043	105,000	133,733
PPL Electric Utilities	6.25	5-15-2039	31,000	45,377
PSEG Power LLC	8.63	4-15-2031	75,000	103,288
Public Service Company of Colorado	2.25	9-15-2022	70,000	71,832
Public Service Electric & Gas Company	2.38	5-15-2023	140,000	145,826
Public Service Electric & Gas Company	3.65	9-1-2042	175,000	201,972
Public Service Electric & Gas Company	3.80	1-1-2043	140,000	164,137
Public Service Electric & Gas Company	3.95	5-1-2042	70,000	82,792
Public Service Electric & Gas Company	5.80	5-1-2037	70,000	97,041
South Carolina Electric & Gas Company	5.10	6-1-2065	100,000	139,788
Southern California Edison Company	3.88	6-1-2021	449,000	458,838
Southern California Edison Company	3.90	3-15-2043	105,000	112,303
Southern California Edison Company	5.35	7-15-2035	126,000	160,831
Southern California Edison Company	5.50	3-15-2040	140,000	181,418
Southern California Edison Company	6.00	1-15-2034	70,000	93,418
Southern Company	2.95	7-1-2023	200,000	211,104
Southwestern Electric Power Company	6.20	3-15-2040	35,000	47,208
TXU Electric Delivery Company	7.25	1-15-2033	52,000	79,485
Union Electric Company	3.90	9-15-2042	175,000	203,405
Union Electric Company	8.45	3-15-2039	56,000	90,827
Virginia Electric & Power Company	3.10	5-15-2025	70,000	75,880
Virginia Electric & Power Company	3.45	2-15-2024	105,000	112,596
Virginia Electric & Power Company	4.20	5-15-2045	105,000	127,396
Virginia Electric & Power Company	4.45	2-15-2044	105,000	131,528
Virginia Electric & Power Company	6.00	1-15-2036	70,000	97,198
Westar Energy Incorporated	4.10	4-1-2043	210,000	246,693
Wisconsin Electric Power Company	5.63	5-15-2033	70,000	89,999
Wisconsin Electric Power Company	5.70	12-1-2036	105,000	146,738
Wisconsin Power & Light Company	6.38	8-15-2037	175,000	249,614
				14,037,473

Gas Utilities : 0.42%
Atmos Energy Corporation	4.13	10-15-2044	245,000	297,628
Atmos Energy Corporation	5.50	6-15-2041	42,000	57,517
CenterPoint Energy Resources Corporation	5.85	1-15-2041	77,000	99,973
National Fuel Gas Company	3.75	3-1-2023	218,000	216,667
One Gas Incorporated	3.61	2-1-2024	70,000	75,370
One Gas Incorporated	4.66	2-1-2044	35,000	42,921
Piedmont Natural Gas Company	4.65	8-1-2043	35,000	41,881
Southern California Gas Company	5.13	11-15-2040	70,000	89,760
				921,717

Multi-Utilities : 1.65%
Black Hills Corporation	4.25	11-30-2023	210,000	225,494
CMS Energy Corporation	5.05	3-15-2022	245,000	258,612
Consumers Energy Company	3.95	5-15-2043	140,000	171,714
Dominion Resources Incorporated	2.75	9-15-2022	210,000	218,412
Dominion Resources Incorporated	4.90	8-1-2041	42,000	49,913
Dominion Resources Incorporated	5.95	6-15-2035	157,000	201,520
DTE Energy Company	3.30	6-15-2022	70,000	72,875
DTE Energy Company	3.85	12-1-2023	170,000	183,646
Entergy Louisiana LLC	4.20	4-1-2050	500,000	629,369

14

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Multi-Utilities (continued)
NiSource Finance Corporation	5.65%	2-1-2045	$140,000	$187,345
Puget Energy Incorporated	3.65	5-15-2025	140,000	143,393
Puget Energy Incorporated	6.00	9-1-2021	175,000	184,046
Sempra Energy	2.88	10-1-2022	140,000	144,500
Sempra Energy	3.25	6-15-2027	300,000	320,196
Sempra Energy	4.00	2-1-2048	400,000	447,672
WEC Energy Group Incorporated	3.55	6-15-2025	140,000	153,070
				3,591,777

Water Utilities : 0.11%
American Water Capital Corporation	3.40	3-1-2025	210,000	231,518

Total Corporate Bonds and Notes (Cost $160,059,270)				177,407,399

Yankee Corporate Bonds and Notes : 15.07%
Communication Services : 1.46%
Diversified Telecommunication Services : 0.51%
British Telecommunications plc	9.63	12-15-2030	200,000	317,904
Telefonica Emisiones SA	4.90	3-6-2048	300,000	350,794
Telefonica Europe BV	8.25	9-15-2030	294,000	439,412
				1,108,110

Wireless Telecommunication Services : 0.95%
America Movil SAB de CV	4.38	4-22-2049	500,000	591,000
Rogers Communications Incorporated	4.35	5-1-2049	300,000	364,478
Vodafone Group plc	2.95	2-19-2023	190,000	200,198
Vodafone Group plc	4.38	2-19-2043	350,000	395,525
Vodafone Group plc	6.25	11-30-2032	210,000	284,128
Vodafone Group plc	7.88	2-15-2030	175,000	250,725
				2,086,054

Consumer Discretionary : 0.51%
Auto Components : 0.09%
Magna International Incorporated	4.15	10-1-2025	175,000	193,987

Internet & Direct Marketing Retail : 0.42%
Alibaba Group Holding Limited	3.13	11-28-2021	250,000	257,056
Alibaba Group Holding Limited	3.40	12-6-2027	400,000	443,857
Alibaba Group Holding Limited	3.60	11-28-2024	200,000	217,361
				918,274

Consumer Staples : 0.18%
Beverages : 0.18%
Diageo Capital plc	2.63	4-29-2023	210,000	220,695
Diageo Capital plc	5.88	9-30-2036	122,000	169,369
				390,064

Energy : 1.51%
Oil, Gas & Consumable Fuels : 1.51%
BP Capital Markets plc	3.81	2-10-2024	350,000	383,119
Canadian Natural Resources Limited	3.85	6-1-2027	200,000	206,591
Canadian Natural Resources Limited	3.90	2-1-2025	210,000	221,459
Canadian Natural Resources Limited	4.95	6-1-2047	200,000	211,738
Canadian Natural Resources Limited	6.75	2-1-2039	110,000	125,283
Encana Corporation	6.50	8-15-2034	200,000	158,174
Husky Energy Incorporated	6.80	9-15-2037	70,000	74,253

15

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Petro-Canada	5.95%	5-15-2035	$140,000	$161,847
Suncor Energy Incorporated	5.95	12-1-2034	52,000	60,825
Total Capital Canada Limited	2.75	7-15-2023	245,000	259,722
Total Capital International SA	2.70	1-25-2023	385,000	404,217
Total Capital International SA	2.88	2-17-2022	175,000	181,276
Total Capital International SA	3.75	4-10-2024	350,000	387,139
TransCanada PipeLines Limited	3.75	10-16-2023	175,000	188,198
TransCanada PipeLines Limited	6.10	6-1-2040	210,000	273,526
				3,297,367

Financials : 9.23%
Banks : 7.13%
Bank of Montreal	1.90	8-27-2021	470,000	478,503
Bank of Montreal	2.35	9-11-2022	200,000	208,481
Bank of Montreal (3 Month LIBOR +1.43%) ±	3.80	12-15-2032	600,000	625,398
Bank of Nova Scotia	2.45	9-19-2022	300,000	312,437
Bank of Nova Scotia	4.50	12-16-2025	500,000	559,123
Barclays plc	4.38	1-12-2026	200,000	219,968
Barclays plc	5.25	8-17-2045	400,000	511,648
BNP Paribas	4.25	10-15-2024	400,000	432,656
BPCE SA	2.75	12-2-2021	330,000	338,993
Cooperatieve Rabobank UA	3.75	7-21-2026	780,000	844,109
Credit Suisse Group Funding Limited	4.55	4-17-2026	950,000	1,077,626
HSBC Holdings plc	4.00	3-30-2022	200,000	210,592
HSBC Holdings plc (3 Month LIBOR +1.53%) ±	4.58	6-19-2029	400,000	453,681
HSBC Holdings plc	4.88	1-14-2022	175,000	185,524
ING Banking Group plc	4.55	10-2-2028	900,000	1,052,489
Lloyds Banking Group plc	4.58	12-10-2025	250,000	270,582
Lloyds Banking Group plc	5.30	12-1-2045	300,000	375,118
Mitsubishi UFJ Financial Group Incorporated	2.19	9-13-2021	600,000	611,337
Mitsubishi UFJ Financial Group Incorporated	3.68	2-22-2027	200,000	220,140
Mizuho Financial Group	3.17	9-11-2027	600,000	630,009
National Australia Bank Limited	2.50	7-12-2026	800,000	845,538
Rabobank Nederland NV	3.88	2-8-2022	250,000	263,354
Royal Bank of Canada	4.65	1-27-2026	700,000	804,093
Royal Bank of Scotland Group plc	3.88	9-12-2023	300,000	317,668
Royal Bank of Scotland Group plc	4.80	4-5-2026	400,000	448,107
Santander UK plc	4.00	3-13-2024	200,000	218,610
Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	268,559
Sumitomo Mitsui Financial Group	3.01	10-19-2026	655,000	705,304
Toronto Dominion Bank	1.80	7-13-2021	200,000	202,890
Toronto Dominion Bank	3.50	7-19-2023	300,000	326,240
Toronto Dominion Bank (3 Month LIBOR +2.21%) ±	3.63	9-15-2031	525,000	570,922
Westpac Banking Corporation	2.50	6-28-2022	200,000	207,523
Westpac Banking Corporation	2.85	5-13-2026	700,000	760,771
				15,557,993

Capital Markets : 0.08%
Invesco Finance plc	4.00	1-30-2024	175,000	185,826

Diversified Financial Services : 1.78%
AerCap Ireland Capital DAC	3.95	2-1-2022	520,000	490,016
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	135,000	182,458
BHP Billiton Finance USA Limited	3.85	9-30-2023	200,000	220,239
Brookfield Finance Incorporated	4.25	6-2-2026	200,000	214,792
ConocoPhillips Canada Funding Company	5.95	10-15-2036	210,000	280,975
GE Capital International Funding Company	3.37	11-15-2025	550,000	558,968
Medtronic Global Holdings Company	3.35	4-1-2027	300,000	335,722
Shell International Finance BV	2.25	1-6-2023	175,000	182,426
Shell International Finance BV	2.38	8-21-2022	175,000	181,619
Shell International Finance BV	2.88	5-10-2026	230,000	250,892
Shell International Finance BV	3.25	5-11-2025	350,000	387,933

16

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Shell International Finance BV	3.40%	8-12-2023	$175,000	$189,798
Shell International Finance BV	3.63	8-21-2042	175,000	195,823
WPP Finance Limited 2010	3.75	9-19-2024	200,000	212,979
				3,884,640

Insurance : 0.24%
Aon plc	3.88	12-15-2025	200,000	220,621
Aon plc	4.00	11-27-2023	105,000	114,495
XLIT Limited	5.25	12-15-2043	140,000	187,519
				522,635

Health Care : 0.78%
Health Care Equipment & Supplies : 0.12%
Koninklijke Philips Electronics NV	6.88	3-11-2038	175,000	258,079

Pharmaceuticals : 0.66%
AstraZeneca plc	3.38	11-16-2025	500,000	558,567
AstraZeneca plc	4.38	11-16-2045	200,000	259,849
Shire plc ADR	3.20	9-23-2026	560,000	618,218
				1,436,634

Industrials : 0.51%
Machinery : 0.16%
Ingersoll-Rand Luxembourg Finance SA	4.50	3-21-2049	300,000	344,890

Professional Services : 0.16%
Thomson Reuters Corporation	4.30	11-23-2023	210,000	229,335
Thomson Reuters Corporation	5.85	4-15-2040	94,000	117,208
				346,543

Road & Rail : 0.19%
Canadian National Railway Company	6.20	6-1-2036	140,000	203,067
Canadian Pacific Railway Company	4.45	3-15-2023	140,000	150,740
Canadian Pacific Railway Company	5.95	5-15-2037	45,000	64,133
				417,940

Materials : 0.89%
Chemicals : 0.52%
LyondellBasell Industries NV	4.63	2-26-2055	350,000	375,284
Nutrien Limited	3.63	3-15-2024	200,000	214,373
Nutrien Limited	5.00	4-1-2049	200,000	246,052
Nutrien Limited	5.63	12-1-2040	140,000	164,669
Nutrien Limited	6.13	1-15-2041	115,000	145,759
				1,146,137

Metals & Mining : 0.37%
Rio Tinto Finance (USA) Limited	4.13	8-21-2042	175,000	215,097
Vale Overseas Limited	6.88	11-21-2036	382,000	477,385
Vale Overseas Limited	6.88	11-10-2039	91,000	113,523
				806,005

Total Yankee Corporate Bonds and Notes (Cost $30,017,496)				32,901,178

17

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

		Yield	Shares	Value
Short-Term Investments : 2.85%
Investment Companies : 2.85%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.12%	6,219,212	$6,219,212

Total Short-Term Investments (Cost $6,219,212)				6,219,212

Total investments in securities (Cost $196,295,978)	99.20%			216,527,789
Other assets and liabilities, net	0.80			1,736,895

Total net assets	100.00%			$218,264,684

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

18

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	289,733	27,017,216	(21,087,737)	6,219,212	$6,219,212	2.85%

Wells Fargo Investment Grade Corporate Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$177,407,399	$0	$177,407,399
Yankee corporate bonds and notes	0	32,901,178	0	32,901,178
Short-term investments
Investment companies	6,219,212	0	0	6,219,212

Total assets	$6,219,212	$210,308,577	$0	$216,527,789

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended May 31, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Strategic Retirement Bond Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 1.89%
FHLB	2.00%	9-9-2022	$200,000	$207,808
FHLB	2.13	6-9-2023	35,000	36,894
FHLB	2.38	9-10-2021	200,000	205,406
FHLB	2.75	12-13-2024	20,000	22,069
FHLB	3.25	6-9-2023	50,000	54,404
FNMA	1.38	10-7-2021	295,000	299,671
FNMA	1.88	9-24-2026	55,000	59,033
FNMA	2.13	4-24-2026	28,000	30,439
FNMA	2.63	9-6-2024	100,000	109,470
FNMA	2.88	9-12-2023	175,000	189,859
Total Agency Securities (Cost $1,166,818)				1,215,053

U.S. Treasury Securities : 96.08%
TIPS	0.13	1-15-2022	1,494,042	1,497,409
TIPS	0.13	4-15-2022	1,727,992	1,733,102
TIPS	0.13	7-15-2022	749,830	758,525
TIPS	0.13	1-15-2023	1,536,572	1,553,562
TIPS	0.13	7-15-2024	1,460,002	1,501,748
TIPS	0.13	10-15-2024	1,151,996	1,187,527
TIPS	0.13	4-15-2025	694,548	717,014
TIPS	0.13	7-15-2026	659,063	687,604
TIPS	0.13	1-15-2030	857,822	910,421
TIPS	0.25	1-15-2025	773,786	800,070
TIPS	0.25	7-15-2029	600,444	644,510
TIPS	0.38	7-15-2023	1,852,381	1,903,596
TIPS	0.38	7-15-2025	1,681,748	1,764,703
TIPS	0.38	1-15-2027	1,469,339	1,557,055
TIPS	0.38	7-15-2027	73,868	78,964
TIPS	0.50	4-15-2024	639,681	662,494
TIPS	0.50	1-15-2028	1,386,599	1,495,408
TIPS	0.63	7-15-2021	560,052	564,514
TIPS	0.63	4-15-2023	1,210,691	1,242,388
TIPS	0.63	1-15-2024	1,289,946	1,338,625
TIPS	0.63	1-15-2026	776,755	826,574
TIPS	0.75	7-15-2028	930,657	1,031,154
TIPS	0.88	1-15-2029	966,074	1,081,583
TIPS	1.75	1-15-2028	726,974	855,087
TIPS	2.00	1-15-2026	864,879	987,788
TIPS	2.38	1-15-2025	1,196,882	1,356,650
TIPS	2.38	1-15-2027	586,245	700,910
TIPS	2.50	1-15-2029	583,116	735,953
TIPS	3.63	4-15-2028	79,799	105,742
TIPS	3.88	4-15-2029	745,855	1,034,796
U.S. Treasury Bond	2.88	5-15-2028	645,000	762,032
U.S. Treasury Bond	6.13	11-15-2027	215,000	303,788
U.S. Treasury Bond	6.13	8-15-2029	115,000	172,230
U.S. Treasury Bond	6.38	8-15-2027	125,000	177,207
U.S. Treasury Bond	6.88	8-15-2025	20,000	26,763
U.S. Treasury Note	1.13	7-31-2021	493,000	498,296
U.S. Treasury Note	1.13	9-30-2021	510,000	516,335
U.S. Treasury Note	1.25	10-31-2021	513,000	520,735
U.S. Treasury Note	1.25	7-31-2023	488,000	504,127
U.S. Treasury Note	1.38	6-30-2023	489,000	506,688
U.S. Treasury Note	1.38	8-31-2023	490,000	508,509
U.S. Treasury Note	1.38	9-30-2023	339,000	352,110
U.S. Treasury Note	1.38	8-31-2026	380,000	401,746
U.S. Treasury Note	1.50	3-31-2023	40,000	41,488
U.S. Treasury Note	1.50	8-15-2026	325,000	345,973
U.S. Treasury Note	1.63	8-15-2022	365,000	376,677
U.S. Treasury Note	1.63	11-15-2022	20,000	20,708
U.S. Treasury Note	1.63	4-30-2023	483,000	503,075
U.S. Treasury Note	1.63	5-31-2023	435,000	453,555

1

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Strategic Retirement Bond Portfolio

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.63%	10-31-2023	$486,000	$509,389
U.S. Treasury Note	1.63	2-15-2026	663,000	708,866
U.S. Treasury Note	1.63	5-15-2026	54,000	57,822
U.S. Treasury Note	1.75	2-28-2022	483,000	496,245
U.S. Treasury Note	1.75	3-31-2022	484,000	497,934
U.S. Treasury Note	1.75	5-31-2022	507,000	522,883
U.S. Treasury Note	1.75	6-30-2022	305,000	314,996
U.S. Treasury Note	1.75	9-30-2022	420,000	435,405
U.S. Treasury Note	1.75	1-31-2023	10,000	10,416
U.S. Treasury Note	1.75	5-15-2023	130,000	135,941
U.S. Treasury Note	1.88	2-28-2022	450,000	463,324
U.S. Treasury Note	1.88	4-30-2022	505,000	521,373
U.S. Treasury Note	1.88	8-31-2022	417,000	432,996
U.S. Treasury Note	1.88	8-31-2024	160,000	170,869
U.S. Treasury Note	1.88	7-31-2026	20,000	21,748
U.S. Treasury Note	2.00	10-31-2021	479,000	491,312
U.S. Treasury Note	2.00	2-15-2022	10,000	10,310
U.S. Treasury Note	2.00	7-31-2022	190,000	197,511
U.S. Treasury Note	2.00	11-30-2022	10,000	10,453
U.S. Treasury Note	2.00	2-15-2023	285,000	298,972
U.S. Treasury Note	2.00	4-30-2024	10,000	10,685
U.S. Treasury Note	2.00	5-31-2024	269,000	287,735
U.S. Treasury Note	2.00	6-30-2024	185,000	198,116
U.S. Treasury Note	2.00	2-15-2025	597,000	644,434
U.S. Treasury Note	2.00	8-15-2025	645,000	700,102
U.S. Treasury Note	2.00	11-15-2026	520,000	570,802
U.S. Treasury Note	2.13	12-31-2021	474,000	488,535
U.S. Treasury Note	2.13	12-31-2022	510,000	535,480
U.S. Treasury Note	2.13	2-29-2024	378,000	404,652
U.S. Treasury Note	2.13	3-31-2024	500,000	535,957
U.S. Treasury Note	2.13	5-15-2025	75,000	81,650
U.S. Treasury Note	2.25	7-31-2021	463,000	474,051
U.S. Treasury Note	2.25	12-31-2023	472,000	506,183
U.S. Treasury Note	2.25	1-31-2024	474,000	509,050
U.S. Treasury Note	2.25	10-31-2024	490,000	532,377
U.S. Treasury Note	2.25	11-15-2024	10,000	10,872
U.S. Treasury Note	2.25	2-15-2027	485,000	541,836
U.S. Treasury Note	2.25	8-15-2027	480,000	539,438
U.S. Treasury Note	2.25	11-15-2027	650,000	732,443
U.S. Treasury Note	2.38	5-15-2027	453,000	511,483
U.S. Treasury Note	2.50	1-15-2022	585,000	606,983
U.S. Treasury Note	2.50	5-15-2024	455,000	495,292
U.S. Treasury Note	2.63	12-31-2023	375,000	407,095
U.S. Treasury Note	2.63	3-31-2025	345,000	383,368
U.S. Treasury Note	2.63	1-31-2026	445,000	500,677
U.S. Treasury Note	2.75	9-15-2021	560,000	578,419
U.S. Treasury Note	2.75	8-31-2023	15,000	16,234
U.S. Treasury Note	2.75	11-15-2023	76,000	82,632
U.S. Treasury Note	2.75	2-15-2024	585,000	639,227
U.S. Treasury Note	2.75	8-31-2025	325,000	365,511
U.S. Treasury Note	2.75	2-15-2028	520,000	607,141
U.S. Treasury Note	2.88	4-30-2025	470,000	528,768
U.S. Treasury Note	2.88	5-31-2025	490,000	552,092
U.S. Treasury Note	2.88	11-30-2025	125,000	142,002
U.S. Treasury Note	2.88	8-15-2028	390,000	462,379
U.S. Treasury Note	3.13	11-15-2028	370,000	447,845
U.S. Treasury Note	6.00	2-15-2026	146,000	192,378
U.S. Treasury Note	6.50	11-15-2026	30,000	41,612
U.S. Treasury Note	6.63	2-15-2027	235,000	330,753
U.S. Treasury Note	6.75	8-15-2026	220,000	305,490
U.S. Treasury Note	8.00	11-15-2021	331,000	368,729
U.S. Treasury Note	8.13	8-15-2021	300,000	328,688
Total U.S. Treasury Securities (Cost $58,815,043)				61,815,479

2

Wells Fargo Strategic Retirement Bond Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

		Yield	Shares	Value
Short-Term Investments : 1.73%
Investment Companies : 1.73%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.12%	1,109,803	$1,109,803

Total Short-Term Investments (Cost $1,109,803)				1,109,803

Total investments in securities (Cost $61,091,664)	99.70%			64,140,335
Other assets and liabilities, net	0.30			194,874

Total net assets	100.00%			$64,335,209

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
TIPS	Treasury Inflation-Protected Securities

3

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	281,311	3,751,249	(2,922,757)	1,109,803	$1,109,803	1.73%

Wells Fargo Strategic Retirement Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$1,215,053	$0	$1,215,053
U.S. Treasury securities	61,815,479	0	0	61,815,479
Short-term investments
Investment companies	1,109,803	0	0	1,109,803

Total assets	$62,925,282	$1,215,053	$0	$64,140,335

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended May 31, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo U.S. REIT Portfolio	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 99.39%
Real Estate : 99.39%
Equity REITs : 99.39%
Acadia Realty Trust	3,180	$37,301
Alexander & Baldwin Incorporated	2,302	26,266
Alexandria Real Estate Equities Incorporated	4,438	682,209
American Assets Trust Incorporated	1,784	46,687
American Campus Communities Incorporated	4,887	157,850
American Finance Trust Incorporated	3,849	28,175
American Homes 4 Rent Class A	9,166	231,350
Americold Realty Trust	7,253	259,005
Apartment Investment & Management Company Class A	5,324	196,296
Apple Hospitality REIT Incorporated	7,333	74,870
Armada Hoffler Properties Incorporated	1,957	16,869
AvalonBay Communities Incorporated	4,999	779,894
Boston Properties Incorporated	5,005	430,330
Brandywine Realty Trust	6,042	58,305
Brixmor Property Group Incorporated	10,642	118,765
Brookfield Property REIT Class A	1,987	20,645
Camden Property Trust	3,446	315,550
City Office REIT Incorporated	1,890	17,539
Colony Capital Incorporated	16,765	33,698
Columbia Property Trust Incorporated	4,081	51,951
Community Healthcare Trust Incorporated	714	26,004
CoreCivic Incorporated	4,083	49,118
Corporate Office Properties Trust	3,976	99,281
Cousins Properties Incorporated	5,277	164,220
CubeSmart	7,011	199,533
DiamondRock Hospitality	6,691	40,079
Digital Realty Trust Incorporated	9,263	1,329,796
Diversified Healthcare Trust	8,617	30,849
Douglas Emmett Incorporated	5,971	175,309
Duke Realty Corporation	12,881	444,137
Easterly Government Properties Incorporated	2,677	67,112
EastGroup Properties Incorporated	1,367	158,914
Empire State Realty Trust Incorporated Class A	6,560	43,493
Equity Commonwealth	4,170	140,529
Equity Lifestyle Properties Incorporated	5,982	372,679
Equity Residential	13,192	798,908
Essential Properties Realty	3,025	41,261
Essex Property Trust Incorporated	2,376	576,822
Extra Space Storage Incorporated	4,514	436,730
Federal Realty Investment Trust	2,698	215,597
First Industrial Realty Trust Incorporated	4,368	165,460
Gaming and Leisure Properties Incorporated	7,200	248,688
Global Medical REIT Incorporated	1,409	15,104
Healthcare Realty Trust Incorporated	4,737	145,426
Healthcare Trust of America Incorporated Class A	7,765	205,540
Healthpeak Properties Incorporated	18,216	448,842
Highwoods Properties Incorporated	3,711	142,020
Host Hotels & Resorts Incorporated	23,981	286,333
Hudson Pacific Properties Incorporated	5,399	130,494
Independence Realty Trust Incorporated	3,113	30,788
Industrial Logistics Properties Trust	2,225	41,719
Innovative Industrial Properties Incorporated	586	47,888
Investors Real Estate Trust REIT	435	30,842
Invitation Homes Incorporated	19,320	508,116
Iron Mountain Incorporated	10,593	272,876
JBG Smith Properties	4,584	136,282
Kilroy Realty Corporation	4,046	231,108
Kimco Realty Corporation	14,865	165,150
Kite Realty Group Trust	2,975	28,858
Lamar Advertising Company Class A	3,091	204,933
Life Storage Incorporated	1,672	162,987
LTC Properties Incorporated	1,388	51,092
Mack-Cali Realty Corporation	2,906	44,200
Mid-America Apartment Communities Incorporated	4,038	469,862

1

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo U.S. REIT Portfolio

			Shares	Value
Equity REITs (continued)
National Health Investors Incorporated			1,534	$85,122
National Storage Affiliates Trust			1,905	57,169
NexPoint Residential Trust Incorporated			787	25,168
Office Properties Income Trust			1,695	42,867
Outfront Media Incorporated			5,009	70,326
Paramount Group Incorporated			6,898	53,184
Park Hotels & Resorts Incorporated			8,095	79,574
Pebblebrook Hotel Trust			4,533	61,921
Piedmont Office Realty Trust Incorporated Class A			4,479	74,710
Prologis Incorporated			25,741	2,355,302
PS Business Parks Incorporated			717	95,820
Public Storage Incorporated			5,385	1,091,755
Regency Centers Corporation			5,902	252,547
Retail Opportunity Investment Corporation			3,967	37,250
Rexford Industrial Realty Incorporated			4,194	166,921
RLJ Lodging Trust			5,592	57,654
RPT Realty			2,737	15,792
Ryman Hospitality Properties Incorporated			1,798	61,456
SBA Communications Corporation			3,982	1,250,866
Seritage Growth Property Class A †			1,120	8,814
Service Properties Trust			5,855	39,521
Simon Property Group Incorporated			11,044	637,239
SL Green Realty Corporation			2,807	118,231
STAG Industrial Incorporated			5,205	140,015
Summit Hotel Properties Incorporated			3,581	22,381
Sun Communities Incorporated			3,130	429,405
Sunstone Hotel Investors Incorporated			7,657	67,764
Tanger Factory Outlet Centers Incorporated			3,081	18,948
Taubman Centers Incorporated			2,164	89,460
Terreno Realty Corporation			2,381	121,883
The Geo Group Incorporated			4,062	48,663
The Macerich Company			4,862	33,110
UDR Incorporated			10,442	386,145
Uniti Group Incorporated			6,965	57,461
Universal Health Realty Income Trust			462	43,146
Urban Edge Properties			4,141	40,375
Ventas Incorporated			13,555	473,747
VICI Properties Incorporated			16,188	317,609
Vornado Realty Trust			6,114	221,388
Washington REIT			2,865	62,829
Weingarten Realty Investors			4,358	77,921
Welltower Incorporated			14,321	725,645
Xenia Hotels & Resorts Incorporated			3,974	35,761
Total Common Stocks (Cost $23,251,155)				23,361,399

		Yield
Short-Term Investments : 0.12%
Investment Companies : 0.12%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.12%	27,566	27,566

Total Short-Term Investments (Cost $27,566)				27,566

Total investments in securities (Cost $23,278,721)	99.51%			23,388,965
Other assets and liabilities, net	0.49			114,955

Total net assets	100.00%			$23,503,920

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

2

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	239,974	6,815,949	(7,028,357)	27,566	$27,566	0.12%

Wells Fargo U.S. REIT Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Real estate	$23,361,399	$0	$0	$23,361,399
Short-term investments
Investment companies	27,566	0	0	27,566

Total assets	$23,388,965	$0	$0	$23,388,965

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended May 31, 2020, the Portfolio did not have any transfers into/out of Level 3.